Allianz Funds Multi-Strategy Trust
AllianzGI Retirement 2020 Fund
AllianzGI Retirement 2025 Fund
AllianzGI Retirement 2030 Fund
AllianzGI Retirement 2035 Fund
AllianzGI Retirement 2040 Fund
AllianzGI Retirement 2045 Fund
AllianzGI Retirement 2050 Fund
AllianzGI Retirement 2055 Fund
AllianzGI Multi Asset Income Fund
AllianzGI Global Allocation Fund
AllianzGI Best Styles Global Equity Fund
AllianzGI Best Styles International Equity Fund
AllianzGI Best Styles U.S. Equity Fund
AllianzGI Convertible Fund
AllianzGI Core Bond Fund
AllianzGI Core Plus Bond Fund
AllianzGI Emerging Markets Consumer Fund
AllianzGI Emerging Markets Small-Cap Fund
AllianzGI Emerging Markets SRI Debt Fund
AllianzGI Floating Rate Note Fund
AllianzGI Global Dynamic Allocation Fund
AllianzGI Global High Yield Fund
AllianzGI Global Sustainability Fund
AllianzGI Green Bond Fund
AllianzGI High Yield Bond Fund
AllianzGI International Small-Cap Fund
AllianzGI Micro Cap Fund
AllianzGI NFJ Emerging Markets Value Fund
AllianzGI PerformanceFee Managed Futures Strategy Fund
AllianzGI PerformanceFee Structured US Equity Fund
AllianzGI PerformanceFee Structured US Fixed Income Fund
AllianzGI Preferred Securities and Income Fund
AllianzGI Short Duration High Income Fund
AllianzGI Short Term Bond Fund
AllianzGI Structured Return Fund
AllianzGI U.S. Equity Hedged Fund
AllianzGI Ultra Micro Cap Fund
AllianzGI Water Fund (formerly AllianzGI Global Water Fund)

Schedule of Investments

AllianzGI Retirement 2020 Fund

December 31, 2019 (unaudited)

	Shares	Value^

MUTUAL FUNDS (a)—92.9%

AllianzGI Advanced Core Bond	221,790	$3,313,543
AllianzGI Emerging Markets Small-Cap (b)	5,877	99,446
AllianzGI Emerging Markets SRI Debt (b)	11,282	158,169
AllianzGI Global Dynamic Allocation (c)	596,332	10,978,481

Total Mutual Funds (cost—$14,343,275)		14,549,639

EXCHANGE-TRADED FUNDS—2.9%

Invesco DB Gold	3,403	154,020
Vanguard Mortgage-Backed Securities	5,739	305,142

Total Exchange-Traded Funds (cost—$442,655)		459,162

	Principal Amount (000s)	Value^

Repurchase Agreements—2.8%
State Street Bank and Trust Co., dated 12/31/19, 0.25%, due 1/2/20, proceeds $433,006; collateralized by U.S. Treasury Bonds, 2.50%, due 2/15/46, valued at $441,712 including accrued interest (cost—$433,000)	$433	$433,000

Total Investments (cost—$15,218,930)—98.6%		15,441,801

Other assets less liabilities (d)—1.4%		215,911

Net Assets—100.0%		$15,657,712

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2019:

Type	Contracts	Expiration Date	Notional Amount (000s)			Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
2-Year U.S. Treasury Note	6	3/31/20		$1,200		$1,293	$(1,182)
5-Year U.S. Treasury Note	6	3/31/20		600		712	(198)
10-Year U.S. Treasury Note	2	3/20/20		200		257	(2,252)
CBOE SPX Volatility Index	1	1/22/20		1		15	(2,208)
E-mini Russell 2000 Index	3	3/20/20		—	(f)	250	3,408
Euro-Bund 10-Year Bond	3	3/6/20	EUR	300		574	(5,691)
Euro Currency	2	3/16/20		$250		282	3,655
Japanese Yen	2	3/16/20		3		231	(429)

							$(4,897)

Short position contracts:
10-Year Ultra U.S. Treasury Bond	(1)	3/20/20		$(100)		$(141)	$1,678
E-mini S&P 500 Index	(2)	3/20/20		(—	)(f)	(323)	(4,567)
Euro Buxl 30-Year Bond	(1)	3/6/20	EUR	(100)		(223)	6,056
Mexican Peso	(6)	3/16/20		$(3,000)		(157)	(3,076)
Mini MSCI Emerging Markets Index	(7)	3/20/20		(—	)(f)	(392)	(11,076)
MSCI EAFE Index	(11)	3/20/20		(1)		(1,120)	(8,820)

							$(19,805)

							$(24,702)

(e)	At December 31, 2019, the Fund pledged $228,428 in cash as collateral for futures contracts.
(f)	Notional amount rounds to less than 500.

Glossary:

CBOE—Chicago Board Options Exchange

EAFE—Europe, Australasia and Far East

EUR—Euro

MSCI—Morgan Stanley Capital International

Schedule of Investments

AllianzGI Retirement 2025 Fund

December 31, 2019 (unaudited)

	Shares	Value^

MUTUAL FUNDS (a)—92.1%

AllianzGI Advanced Core Bond	85,483	$1,277,119
AllianzGI Emerging Markets Small-Cap (b)	8,315	140,696
AllianzGI Global Dynamic Allocation (c)	969,720	17,852,547

Total Mutual Funds (cost—$19,034,772)		19,270,362

EXCHANGE-TRADED FUNDS—2.4%

Invesco DB Gold	5,555	251,419
iShares TIPS Bond	2,151	250,742

Total Exchange-Traded Funds (cost—$497,068)		502,161

	Principal Amount (000s)	Value^

Repurchase Agreements—2.4%
State Street Bank and Trust Co., dated 12/31/19, 0.25%, due 1/2/20, proceeds $505,007; collateralized by U.S. Treasury Bonds, 2.50%, due 2/15/46, valued at $519,661 including accrued interest (cost—$505,000)	$505	$505,000

Total Investments (cost—$20,036,840)—96.9%		20,277,523

Other assets less liabilities (d)—3.1%		639,271

Net Assets—100.0%		$20,916,794

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2019:

Type	Contracts	Expiration Date	Notional Amount (000s)			Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
2-Year U.S. Treasury Note	9	3/31/20	$	1,800		$1,939	$(1,773)
5-Year U.S. Treasury Note	8	3/31/20		800		949	(264)
CBOE SPX Volatility Index	1	1/22/20		1		15	(2,208)
E-mini Russell 2000 Index	4	3/20/20		—	(f)	334	4,545
Euro-Bund 10-Year Bond	3	3/6/20	EUR	300		574	(5,690)
Euro Currency	3	3/16/20	$	375		423	5,482
Japanese Yen	3	3/16/20		4		347	(646)

							$(554)

Short position contracts:
10-Year Ultra U.S. Treasury Bond	(1)	3/20/20	$	(100)		$(141)	$1,679
E-mini S&P 500 Index	(1)	3/20/20		(—	)(f)	(161)	(1,556)
Euro Buxl 30-Year Bond	(1)	3/6/20	EUR	(100)		(222)	6,056
Mexican Peso	(9)	3/16/20	$	(4,500)		(236)	(4,614)
Mini MSCI Emerging Markets Index	(7)	3/20/20		(—	)(f)	(392)	(11,076)
MSCI EAFE Index	(18)	3/20/20		(1)		(1,833)	(14,756)

							$(24,267)

							$(24,821)

(e)	At December 31, 2019, the Fund pledged $648,434 in cash as collateral for futures contracts.
(f)	Notional amount rounds to less than 500.

Glossary:

CBOE—Chicago Board Options Exchange

EAFE—Europe, Australasia and Far East

EUR—Euro

MSCI—Morgan Stanley Capital International

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

AllianzGI Retirement 2030 Fund

December 31, 2019 (unaudited)

	Shares	Value^

MUTUAL FUNDS (a)—93.4%

AllianzGI Best Styles Global Managed Volatility	27,422	$448,628
AllianzGI Best Styles U.S. Equity (c)	88,024	1,204,173
AllianzGI Emerging Markets Small-Cap (b)	8,879	150,227
AllianzGI Global Dynamic Allocation (c)	1,382,480	25,451,457
AllianzGI Global Small-Cap Opportunities	10,384	178,405
AllianzGI Mid-Cap (b)	33,604	152,227

Total Mutual Funds (cost—$27,296,307)		27,585,117

EXCHANGE-TRADED FUNDS—1.0%

Invesco DB Gold (cost—$288,149)	6,419	290,524

	Principal Amount (000s)	Value^

Repurchase Agreements—2.7%
State Street Bank and Trust Co., dated 12/31/19, 0.25%, due 1/2/20, proceeds $791,011; collateralized by U.S. Treasury Bonds, 2.50%, due 2/15/46, valued at $810,671 including accrued interest (cost—$791,000)	$791	$791,000

Total Investments (cost—$28,375,456)—97.1%		28,666,641

Other assets less liabilities (d)—2.9%		848,734

Net Assets—100.0%		$29,515,375

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2019:

Type	Contracts	Expiration Date	Notional Amount (000s)			Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
2-Year U.S. Treasury Note	12	3/31/20	$	2,400		$2,586	$(2,364)
5-Year U.S. Treasury Note	11	3/31/20		1,100		1,305	(363)
CBOE SPX Volatility Index	1	1/22/20		1		15	(2,207)
E-mini Russell 2000 Index	6	3/20/20		—	(f)	501	6,817
E-mini S&P 500 Index	3	3/20/20		—	(f)	485	9,016
Euro-Bund 10-Year Bond	6	3/6/20	EUR	600		1,147	(11,381)
Euro Currency	4	3/16/20	$	500		564	7,309
Japanese Yen	5	3/16/20		6		578	(1,076)
XAE Energy	3	3/20/20		—	(f)	187	4,853

							$10,604

Short position contracts:
10-Year Ultra U.S. Treasury Bond	(9)	3/20/20	$	(900)		$(1,266)	$15,101
Euro Buxl 30-Year Bond	(2)	3/6/20	EUR	(200)		(445)	12,112
Mexican Peso	(13)	3/16/20	$	(6,500)		(341)	(6,665)
Mini MSCI Emerging Markets Index	(9)	3/20/20		(—	)(f)	(504)	(14,240)
MSCI EAFE Index	(21)	3/20/20		(1)		(2,138)	(13,778)

							$(7,470)

							$3,134

(e)	At December 31, 2019, the Fund pledged $841,651 in cash as collateral for futures contracts.
(f)	Notional amount rounds to less than 500.

Glossary:

CBOE—Chicago Board Options Exchange

EAFE—Europe, Australasia and Far East

EUR—Euro

MSCI—Morgan Stanley Capital International

Schedule of Investments

AllianzGI Retirement 2035 Fund

December 31, 2019 (unaudited)

	Shares	Value^

MUTUAL FUNDS (a)—92.5%

AllianzGI Best Styles Global Managed Volatility	85,548	$1,399,566
AllianzGI Best Styles U.S. Equity (c)	201,832	2,761,066
AllianzGI Emerging Markets Small-Cap (b)	14,271	241,471
AllianzGI Focused Growth (c)	10,578	495,246
AllianzGI Global Dynamic Allocation (c)	770,684	14,188,295
AllianzGI Global Small-Cap Opportunities	20,459	351,492
AllianzGI International Growth (d)	79,817	1,336,934
AllianzGI Mid-Cap (b)	106,116	480,705
AllianzGI NFJ Mid-Cap Value (c)	10,384	342,478
AllianzGI Small-Cap (c)	17,153	358,494

Total Mutual Funds (cost—$21,630,025)		21,955,747

EXCHANGE-TRADED FUNDS—1.1%

Invesco DB Gold (cost—$269,309)	5,940	268,844

	Principal Amount (000s)	Value^

Repurchase Agreements—3.0%
State Street Bank and Trust Co., dated 12/31/19, 0.25%, due 1/2/20, proceeds $703,010; collateralized by U.S. Treasury Bonds, 3.00%, due 11/15/45, valued at $718,649 including accrued interest (cost—$703,000)	$703	$703,000

Total Investments (cost—$22,602,334)—96.6%		22,927,591

Other assets less liabilities (e)—3.4%		811,010

Net Assets—100.0%		$23,738,601

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.
(d)	Non-income producing.

(e)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2019:

Type	Contracts	Expiration Date	Notional Amount (000s)			Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
2-Year U.S. Treasury Note	10	3/31/20	$	2,000		$2,155	$(1,970)
5-Year U.S. Treasury Note	9	3/31/20		900		1,067	(293)
CBOE SPX Volatility Index	1	1/22/20		1		15	(2,208)
E-mini Russell 2000 Index	6	3/20/20		—	(g)	501	6,817
E-mini S&P 500 Index	1	3/20/20		—	(g)	162	3,006
Euro-Bund 10-Year Bond	3	3/6/20	EUR	300		574	(5,691)
Euro Currency	3	3/16/20	$	375		423	5,482
Japanese Yen	5	3/16/20		6		578	(1,076)
XAE Energy	4	3/20/20		—	(g)	249	6,472

							$10,539

Short position contracts:
10-Year Ultra U.S. Treasury Bond	(7)	3/20/20	$	(700)		$(985)	$11,745
Euro Buxl 30-Year Bond	(1)	3/6/20	EUR	(100)		(223)	6,056
Mexican Peso	(10)	3/16/20	$	(5,000)		(262)	(5,127)
Mini MSCI Emerging Markets Index	(5)	3/20/20		(—	)(g)	(280)	(7,911)
MSCI EAFE Index	(10)	3/20/20		(1)		(1,018)	(6,438)

							$(1,675)

							$8,864

(f)	At December 31, 2019, the Fund pledged $813,554 in cash as collateral for futures contracts.
(g)	Notional amount rounds to less than 500.

Glossary:

CBOE—Chicago Board Options Exchange

EAFE—Europe, Australasia and Far East

EUR—Euro

MSCI—Morgan Stanley Capital International

Schedule of Investments

AllianzGI Retirement 2040 Fund

December 31, 2019 (unaudited)

	Shares	Value^

MUTUAL FUNDS (a)—92.3%

AllianzGI Best Styles Global Equity (c)	151,391	$2,027,120
AllianzGI Best Styles Global Managed Volatility	180,512	2,953,176
AllianzGI Best Styles U.S. Equity (c)	264,870	3,623,428
AllianzGI Emerging Markets Small-Cap (b)	17,363	293,783
AllianzGI Focused Growth (c)	17,405	814,879
AllianzGI Global Dynamic Allocation (c)	545,200	10,037,140
AllianzGI Global Small-Cap Opportunities	39,221	673,816
AllianzGI International Growth (d)	145,274	2,433,336
AllianzGI Mid-Cap (b)	182,435	826,431
AllianzGI NFJ Mid-Cap Value (c)	24,646	812,822
AllianzGI Small-Cap (c)	25,894	541,193

Total Mutual Funds (cost—$24,510,074)		25,037,124

EXCHANGE-TRADED FUNDS—1.0%

Invesco DB Gold (cost—$263,729)	5,875	265,903

	Principal Amount (000s)	Value^

Repurchase Agreements—2.9%
State Street Bank and Trust Co., dated 12/31/19, 0.25%, due 1/2/20, proceeds $793,011; collateralized by U.S. Treasury Bonds, 3.00%, due 11/15/45, valued at $809,187 including accrued interest (cost—$793,000)	$793	$793,000

Total Investments (cost—$25,566,803)—96.2%		26,096,027

Other assets less liabilities (e)—3.8%		1,030,041

Net Assets—100.0%		$27,126,068

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.
(d)	Non-income producing.

(e)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2019:

Type	Contracts	Expiration Date	Notional Amount (000s)			Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
2-Year U.S. Treasury Note	11	3/31/20	$	2,200		$2,371	$(2,167)
5-Year U.S. Treasury Note	10	3/31/20		1,000		1,186	(330)
CBOE SPX Volatility Index	1	1/22/20		1		15	(2,208)
E-mini Russell 2000 Index	7	3/20/20		—	(g)	585	7,956
E-mini S&P 500 Index	4	3/20/20		—	(g)	646	12,023
Euro-Bund 10-Year Bond	6	3/6/20	EUR	600		1,147	(11,381)
Euro Currency	3	3/16/20	$	375		423	5,482
Japanese Yen	5	3/16/20		6		578	(1,076)
XAE Energy	7	3/20/20		1		436	11,327

							$19,626

Short position contracts:
10-Year Ultra U.S. Treasury Bond	(8)	3/20/20	$	(800)		$(1,126)	$13,423
Euro Buxl 30-Year Bond	(2)	3/6/20	EUR	(200)		(445)	12,112
Mexican Peso	(11)	3/16/20	$	(5,500)		(288)	(5,639)
MSCI EAFE Index	(9)	3/20/20		(—	)(g)	(916)	(7,016)

							$12,880

							$32,506

(f)	At December 31, 2019, the Fund pledged $1,071,238 in cash as collateral for futures contracts.
(g)	Notional amount rounds to less than 500.

Glossary:

CBOE—Chicago Board Options Exchange

EAFE—Europe, Australasia and Far East

EUR—Euro

MSCI—Morgan Stanley Capital International

Schedule of Investments

AllianzGI Retirement 2045 Fund

December 31, 2019 (unaudited)

	Shares	Value^

MUTUAL FUNDS (a)—90.1%

AllianzGI Best Styles Global Equity (c)	131,486	$1,760,597
AllianzGI Best Styles Global Managed Volatility	132,166	2,162,231
AllianzGI Best Styles U.S. Equity (c)	171,716	2,349,071
AllianzGI Emerging Markets Small-Cap (b)	9,643	163,159
AllianzGI Focused Growth (c)	12,527	586,517
AllianzGI Global Dynamic Allocation (c)	216,272	3,981,576
AllianzGI Global Small-Cap Opportunities	27,995	480,959
AllianzGI International Growth (d)	107,408	1,799,078
AllianzGI Mid-Cap (b)	126,955	575,105
AllianzGI NFJ Mid-Cap Value (c)	17,108	564,228
AllianzGI Small-Cap (c)	19,331	404,017

Total Mutual Funds (cost—$14,431,959)		14,826,538

EXCHANGE-TRADED FUNDS—1.0%

Invesco DB Gold (cost—$158,641)	3,534	159,949

	Principal Amount (000s)	Value^

Repurchase Agreements—4.5%
State Street Bank and Trust Co., dated 12/31/19, 0.25%, due 1/2/20, proceeds $739,010; collateralized by U.S. Treasury Bonds, 3.00%, due 11/15/45, valued at $758,259 including accrued interest (cost—$739,000)	$739	$739,000

Total Investments (cost—$15,329,600)—95.6%		15,725,487

Other assets less liabilities (e)—4.4%		731,850

Net Assets—100.0%		$16,457,337

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.
(d)	Non-income producing.

(e)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2019:

Type	Contracts	Expiration Date	Notional Amount (000s)			Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
2-Year U.S. Treasury Note	7	3/31/20	$	1,400		$1,508	$(1,372)
5-Year U.S. Treasury Note	6	3/31/20		600		712	(198)
CBOE SPX Volatility Index	1	1/22/20		1		15	(2,208)
E-mini Russell 2000 Index	4	3/20/20		—	(g)	334	4,545
E-mini S&P 500 Index	4	3/20/20		—	(g)	646	12,023
Euro Currency	2	3/16/20		250		282	3,655
Euro-Bund 10-Year Bond	3	3/6/20	EUR	300		574	(5,691)
Japanese Yen	2	3/16/20	$	3		231	(430)
XAE Energy	5	3/20/20		1		311	8,091

							$18,415

Short position contracts:
10-Year Ultra U.S. Treasury Bond	(5)	3/20/20	$	(500)		$(704)	$8,389
Euro Buxl 30-Year Bond	(1)	3/6/20	EUR	(100)		(223)	6,056
Mexican Peso	(7)	3/16/20	$	(3,500)		(183)	(3,589)
MSCI EAFE Index	(5)	3/20/20		(—	)(g)	(509)	(4,141)

							$6,715

							$25,130

(f)	At December 31, 2019, the Fund pledged $733,076 in cash as collateral for futures contracts.
(g)	Notional amount rounds to less than 500.

Glossary:

CBOE—Chicago Board Options Exchange

EAFE—Europe, Australasia and Far East

EUR—Euro

MSCI—Morgan Stanley Capital International

Schedule of Investments

AllianzGI Retirement 2050 Fund

December 31, 2019 (unaudited)

	Shares	Value^

MUTUAL FUNDS (a)—90.0%

AllianzGI Best Styles Global Equity (d)	249,675	$3,343,146
AllianzGI Best Styles Global Managed Volatility	216,232	3,537,554
AllianzGI Best Styles U.S. Equity (d)	259,450	3,549,281
AllianzGI Emerging Markets Small-Cap (b)	14,202	240,290
AllianzGI Focused Growth (d)	20,437	956,861
AllianzGI Global Dynamic Allocation (d)	226,333	4,166,795
AllianzGI Global Small-Cap Opportunities	39,687	681,817
AllianzGI International Growth (e)	158,941	2,662,261
AllianzGI Mid-Cap (b)	207,620	940,519
AllianzGI NFJ Mid-Cap Value (d)	28,568	942,169
AllianzGI Small-Cap (d)	34,372	718,366

Total Mutual Funds (cost—$21,169,256)		21,739,059

EXCHANGE-TRADED FUNDS—2.1%

Invesco DB Gold	5,779	261,557
Vanguard Short-Term Treasury	3,907	237,663

Total Exchange-Traded Funds (cost—$497,043)		499,220

	Principal Amount (000s)	Value^

SHORT-TERM INVESTMENTS—5.1%

Repurchase Agreements—3.9%
State Street Bank and Trust Co., dated 12/31/19, 0.25%, due 1/2/20, proceeds $937,013; collateralized by U.S. Treasury Bonds, 3.00%, due 11/15/45, valued at $956,312 including accrued interest (cost—$937,000)	$937	$937,000

U.S. Treasury Obligation (c)—1.2%
U.S. Treasury Bills, 1.522%, 12/3/20 (cost—$295,856)	300	295,745

Total Short-Term Investments (cost—$1,232,856)		1,232,745

Total Investments (cost—$22,899,155)—97.2%		23,471,024

Other assets less liabilities (f)—2.8%		669,876

Net Assets—100.0%		$24,140,900

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Rates reflect the effective yields at purchase date.
(d)	Class R6 share.
(e)	Non-income producing.

(f)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2019:

Type	Contracts	Expiration Date	Notional Amount (000s)			Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
2-Year U.S. Treasury Note	9	3/31/20	$	1,800		$1,939	$(1,773)
5-Year U.S. Treasury Note	9	3/31/20		900		1,067	(297)
CBOE SPX Volatility Index	1	1/22/20		1		15	(2,208)
E-mini Russell 2000 Index	5	3/20/20		—	(h)	418	5,683
E-mini S&P 500 Index	7	3/20/20		—	(h)	1,131	21,040
Euro Currency	3	3/16/20		375		423	5,482
Euro-Bund 10-Year Bond	3	3/6/20	EUR	300		574	(5,691)
Japanese Yen	5	3/16/20	$	6		578	(1,076)
Mini MSCI Emerging Markets Index	5	3/20/20		—	(h)	280	1,589
XAE Energy	5	3/20/20		1		311	8,091

							$30,840

Short position contracts:
10-Year Ultra U.S. Treasury Bond	(6)	3/20/20	$	(600)		$(844)	$10,067
Euro Buxl 30-Year Bond	(1)	3/6/20	EUR	(100)		(223)	6,056
Mexican Peso	(10)	3/16/20	$	(5,000)		(262)	(5,127)
MSCI EAFE Index	(5)	3/20/20		(—	)(h)	(509)	(4,141)

							$6,855

							$37,695

(g)	At December 31, 2019, the Fund pledged $900,355 in cash as collateral for futures contracts.
(h)	Notional amount rounds to less than 500.

Glossary:

CBOE—Chicago Board Options Exchange

EAFE—Europe, Australasia and Far East

EUR—Euro

MSCI—Morgan Stanley Capital International

Schedule of Investments

AllianzGI Retirement 2055 Fund

December 31, 2019 (unaudited)

	Shares	Value^

MUTUAL FUNDS (a)—87.9%

AllianzGI Best Styles Global Equity (c)	112,810	$1,510,525
AllianzGI Best Styles Global Managed Volatility	105,268	1,722,190
AllianzGI Best Styles U.S. Equity (c)	128,496	1,757,822
AllianzGI Emerging Markets Small-Cap (b)	7,016	118,719
AllianzGI Focused Growth (c)	10,188	476,983
AllianzGI Global Dynamic Allocation (c)	111,282	2,048,694
AllianzGI Global Small-Cap Opportunities	20,290	348,574
AllianzGI International Growth (d)	84,261	1,411,373
AllianzGI Mid-Cap (b)	105,134	476,256
AllianzGI NFJ Mid-Cap Value (c)	14,240	469,636
AllianzGI Small-Cap (c)	16,858	352,325

Total Mutual Funds (cost—$10,421,185)		10,693,097

EXCHANGE-TRADED FUNDS—3.5%

Invesco DB Gold	2,902	131,344
Vanguard Short-Term Treasury	4,860	295,634

Total Exchange-Traded Funds (cost—$425,856)		426,978

	Principal Amount (000s)	Value^

Repurchase Agreements—6.6%
State Street Bank and Trust Co., dated 12/31/19, 0.25%, due 1/2/20, proceeds $799,011; collateralized by U.S. Treasury Bonds, 3.00%, due 11/15/45, valued at $820,504 including accrued interest (cost—$799,000)	$799	$799,000

Total Investments (cost—$11,646,041)—98.0%		11,919,075

Other assets less liabilities (e)—2.0%		242,100

Net Assets—100.0%		$12,161,175

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.
(d)	Non-income producing.

(e)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2019:

Type	Contracts	Expiration Date	Notional Amount (000s)			Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
2-Year U.S. Treasury Note	5	3/31/20	$	1,000		$1,077	$(985)
5-Year U.S. Treasury Note	4	3/31/20		400		474	(132)
CBOE SPX Volatility Index	1	1/22/20		1		15	(2,208)
E-mini Russell 2000 Index	3	3/20/20		—	(g)	251	3,409
E-mini S&P 500 Index	2	3/20/20		—	(g)	323	6,011
Euro Currency	2	3/16/20		250		282	3,655
Japanese Yen	3	3/16/20		4		347	(645)
Mini MSCI Emerging Markets Index	2	3/20/20		—	(g)	112	3,145
XAE Energy	2	3/20/20		—	(g)	125	3,236

							$15,486

Short position contracts:
10-Year Ultra U.S. Treasury Bond	(3)	3/20/20	$	(300)		$(422)	$5,033
Mexican Peso	(5)	3/16/20		(2,500)		(131)	(2,563)

							$2,470

							$17,956

(f)	At December 31, 2019, the Fund pledged $538,865 in cash as collateral for futures contracts.
(g)	Notional amount rounds to less than 500.

Glossary:

CBOE—Chicago Board Options Exchange

MSCI—Morgan Stanley Capital International

Schedule of Investments

AllianzGI Multi Asset Income Fund

December 31, 2019 (unaudited)

	Shares	Value^

MUTUAL FUNDS (b)—56.2%

AllianzGI Emerging Markets SRI Debt (c)	113,684	$1,593,855
AllianzGI Floating Rate Note (c)	112,585	1,680,901
AllianzGI Global High Yield (c)	88,593	1,355,472
AllianzGI Preferred Securities & Income (d)	163,388	2,550,489
AllianzGI Short Duration High Income (d)	310,601	4,516,133
PIMCO Senior Floating Rate (c)	92,715	911,385

Total Mutual Funds (cost—$12,316,553)		12,608,235

COMMON STOCK—21.3%

Equity Real Estate Investment Trusts (REITs)—9.8%
American Tower Corp.	455	104,568
Apple Hospitality REIT, Inc.	9,700	157,625
AvalonBay Communities, Inc.	778	163,146
Crown Castle International Corp.	502	71,359
Digital Realty Trust, Inc.	586	70,168
EPR Properties	1,367	96,565
Gaming and Leisure Properties, Inc.	1,348	58,031
Iron Mountain, Inc.	3,510	111,864
Macerich Co.	2,554	68,754
Mack-Cali Realty Corp.	5,000	115,650
Omega Healthcare Investors, Inc.	3,080	130,438
Park Hotels & Resorts, Inc.	4,810	124,435
Physicians Realty Trust	7,000	132,580
Sabra Health Care REIT, Inc.	4,854	103,584
Service Properties Trust	3,603	87,661
Simon Property Group, Inc.	692	103,080
STAG Industrial, Inc.	2,560	80,819
Ventas, Inc.	1,809	104,452
VEREIT, Inc.	8,932	82,532
Welltower, Inc.	1,269	103,779
WP Carey, Inc.	1,495	119,660

		2,190,750

Mortgage Real Estate Investment Trusts (REITs)—3.6%
AGNC Investment Corp.	10,000	176,800
Annaly Capital Management, Inc.	16,000	150,720
Blackstone Mortgage Trust, Inc., Class A	4,100	152,602
Chimera Investment Corp.	7,500	154,200
New Residential Investment Corp.	10,367	167,013

		801,335

Oil, Gas & Consumable Fuels—4.1%
Enbridge, Inc.	2,605	103,601
Inter Pipeline Ltd.	5,960	103,453
Kinder Morgan, Inc.	12,080	255,733
Pembina Pipeline Corp.	4,840	179,370
Targa Resources Corp.	2,690	109,833
Williams Cos., Inc.	7,615	180,628

		932,618

	Shares	Value^

Tobacco—3.8%
Altria Group, Inc.	3,340	$166,699
British American Tobacco PLC	3,275	139,194
Imperial Brands PLC	4,848	119,941
Japan Tobacco, Inc.	9,650	215,162
Philip Morris International, Inc.	2,601	221,319

		862,315

Total Common Stock (cost—$4,437,257)		4,787,018

EXCHANGE-TRADED FUNDS—10.5%

Invesco DB Precious Metals	11,000	457,655
iShares Emerging Markets Dividend	13,927	565,714
iShares International Select Dividend	19,991	671,098
VanEck Vectors J.P. Morgan EM Local Currency Bond	19,786	672,922

Total Exchange-Traded Funds (cost—$2,229,187)		2,367,389

	Principal Amount (000s)

Repurchase Agreements—7.6%
State Street Bank and Trust Co., dated 12/31/19, 0.25%, due 1/2/20, proceeds $1,708,024; collateralized by U.S. Treasury Bonds, 3.00%, due 11/15/45, valued at $1,742,864 including accrued interest (cost—$1,708,000)	$1,708	1,708,000

Total Investments (cost—$20,690,997) (a)—95.6%		21,470,642

Other assets less liabilities (e)—4.4%		985,864

Net Assets—100.0%		$22,456,506

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $474,297, representing 2.1% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Affiliated fund.
(c)	Institutional Class share.
(d)	Class R6 share.

Schedule of Investments

AllianzGI Multi Asset Income Fund

December 31, 2019 (unaudited) (continued)

(e)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2019:

Type	Contracts	Expiration Date	Notional Amount (000s)		Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
10-Year U.S. Treasury Note	20	3/20/20		$2,000	$2,569	$(22,521)
10-Year Ultra U.S. Treasury Bond	42	3/20/20		4,200	5,910	(47,514)
E-mini Russell 1000 Index	20	3/20/20		1	1,773	39,063
Euro-Bund 10-Year Bond	6	3/6/20	EUR	600	959	45
Mini MSCI Emerging Markets Index	12	3/20/20		$1	672	7,233
XAU Utilities	9	3/20/20		1	587	6,510

						$(17,184)

Short position contracts:
Dow Jones U.S. Real Estate Index	(14)	3/20/20		$(1)	$(515)	$(18,512)

						$(35,696)

(f)	At December 31, 2019, the Fund pledged $623,270 in cash as collateral for futures contracts.

Glossary:

EUR—Euro

MSCI—Morgan Stanley Capital International

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI Global Allocation Fund

December 31, 2019 (unaudited)

	Shares	Value^

MUTUAL FUNDS (d)—79.3%

AllianzGI Best Styles Global Managed Volatility	2,199,202	$35,978,937
AllianzGI Emerging Markets Small-Cap (e)	301,347	5,098,799
AllianzGI Emerging Markets SRI Debt (e)	1,164,625	16,328,036
AllianzGI Global Sustainability (e)	6,812,907	137,348,208
AllianzGI Green Bond (e)	2,012,897	32,649,194
AllianzGI PerformanceFee Managed Futures Strategy (g)	3,637,561	31,937,785

Total Mutual Funds (cost—$250,578,067)		259,340,959

	Principal Amount (000s)

CORPORATE BONDS & NOTES—13.9%

Aerospace & Defense—1.4%
Boeing Co.,
2.95%, 2/1/30	$670	685,566
L3Harris Technologies, Inc.,
3.95%, 5/28/24 (a)(b)	335	355,725
4.40%, 6/15/28	425	474,373
4.40%, 6/15/28 (a)(b)	180	200,911
Northrop Grumman Corp.,
2.93%, 1/15/25	735	757,657
3.25%, 1/15/28	325	339,031
Northrop Grumman Systems Corp.,
7.875%, 3/1/26	210	269,834
United Technologies Corp.,
2.30%, 5/4/22	1,000	1,008,572
6.125%, 7/15/38	270	376,593

		4,468,262

Banks—2.2%
Bank of America Corp. (f),
2.884%, 10/22/30 (converts to FRN on 10/22/29)	530	536,118
3 mo. LIBOR + 1.180%, 3.146%, 10/21/22	500	511,635
3.366%, 1/23/26 (converts to FRN on 1/23/25)	630	659,234
Citigroup, Inc. (f),
2.976%, 11/5/30 (converts to FRN on 11/5/29)	435	441,870
3.887%, 1/10/28 (converts to FRN on 1/10/27)	705	758,863
5.00%, 3/12/20, Ser. U (converts to FRN on 9/12/24) (c)	300	314,437
Comerica, Inc.,
3.70%, 7/31/23	655	686,942
Credit Suisse Group AG, (converts to FRN on 8/1/26) (a)(b)(c)(f),
6.375%, 2/21/20	235	253,918
Fifth Third Bancorp, (converts to FRN on 6/30/23) (c)(f),
5.10%, 6/30/23	265	273,022
Huntington Capital Trust I, 3 mo. LIBOR + 0.700% (f),
2.627%, 2/1/27	255	234,600
Popular, Inc.,
6.125%, 9/14/23	645	696,061

	Principal Amount (000s)	Value^

State Street Corp., (converts to FRN on 11/1/24) (f),
2.354%, 11/1/25	$1,000	$999,535
Truist Financial Corp. (c)(f),
4.80%, 3/1/20, Ser. N (converts to FRN on 9/1/24)	255	263,606
5.125%, 6/15/20, Ser. M (converts to FRN on 12/15/27)	95	97,746
Wells Fargo & Co.,
4.40%, 6/14/46	200	229,300
Wells Fargo Capital X,
5.95%, 12/15/36	170	213,121

		7,170,008

Commercial Services—0.2%
Massachusetts Institute of Technology,
5.60%, 7/1/2111	120	185,779
President & Fellows of Harvard College,
4.875%, 10/15/40	255	327,600

		513,379

Diversified Financial Services—1.1%
American Express Co.,
2.20%, 10/30/20	600	601,173
2.50%, 7/30/24	530	536,153
8.15%, 3/19/38	105	168,518
Capital One Financial Corp.,
3.20%, 1/30/23	615	632,238
3.80%, 1/31/28	255	273,942
Discover Financial Services,
4.10%, 2/9/27	355	381,816
5.50%, 4/30/20, Ser. C (converts to FRN on 10/30/27) (c)(f)	270	284,720
GE Capital International Funding Co. Unlimited Co.,
2.342%, 11/15/20	80	80,090
Nuveen Finance LLC (a)(b),
4.125%, 11/1/24	490	530,974
Synchrony Financial,
3.70%, 8/4/26	160	165,481

		3,655,105

Electric Utilities—1.7%
Alabama Power Co.,
4.10%, 1/15/42	455	489,122
Commonwealth Edison Co.,
5.90%, 3/15/36	155	206,574
Consolidated Edison Co. of New York, Inc.,
3.70%, 11/15/59	295	297,815
5.70%, 12/1/36, Ser. 06-E	40	51,782
DTE Electric Co.,
5.70%, 10/1/37	240	313,349
6.625%, 6/1/36, Ser. A	40	55,999
Duke Energy Florida LLC,
2.50%, 12/1/29	413	413,703
Edison International,
2.95%, 3/15/23	315	315,701
3.55%, 11/15/24	295	299,783
Eversource Energy, Ser. K,
2.75%, 3/15/22	465	471,727
Jersey Central Power & Light Co.,
6.15%, 6/1/37	95	122,973
NextEra Energy Capital Holdings, Inc.,
2.403%, 9/1/21	200	201,380
2.75%, 11/1/29	275	275,500

Schedule of Investments

AllianzGI Global Allocation Fund

December 31, 2019 (unaudited) (continued)

	Principal Amount (000s)	Value^

PPL Electric Utilities Corp.,
3.00%, 10/1/49	$320	$304,695
San Diego Gas & Electric Co., Ser. NNN,
3.60%, 9/1/23	560	584,968
Sempra Energy,
3.55%, 6/15/24	560	585,306

Southern California Edison Co.,
3.90%, 12/1/41	95	93,436
Virginia Electric & Power Co., Ser. C,
2.75%, 3/15/23	460	468,967

		5,552,780

Equity Real Estate Investment Trusts (REITs)—0.3%
American Tower Corp.,
2.25%, 1/15/22	1,000	1,003,597
Simon Property Group L.P.,
3.25%, 9/13/49	135	131,542

		1,135,139

Food & Beverage—0.4%
Anheuser-Busch InBev Finance, Inc.,
3.65%, 2/1/26	1,150	1,220,826

Healthcare-Products—0.3%
DH Europe Finance II Sarl,
2.05%, 11/15/22	871	872,778

Healthcare-Services—0.1%
UnitedHealth Group, Inc.,
3.50%, 8/15/39	390	408,706

Insurance—0.4%
Berkshire Hathaway Finance Corp.,
4.25%, 1/15/49	285	337,043
Harborwalk Funding Trust, (converts to FRN on 2/15/49) (a)(b)(f),
5.077%, 2/15/69	235	280,552
Lincoln National Corp., 3 mo. LIBOR + 2.358% (f),
4.262%, 5/17/66	275	244,604
MetLife, Inc. (a)(b),
9.25%, 4/8/38	145	214,056
New York Life Insurance Co. (a)(b),
4.45%, 5/15/69	300	341,402

		1,417,657

Media—1.3%
Charter Communications Operating LLC,
4.908%, 7/23/25	670	738,587
Comcast Corp.,
2.65%, 2/1/30	295	296,672
3.375%, 2/15/25	960	1,012,971
Discovery Communications LLC,
3.95%, 3/20/28	320	341,766
Time Warner Cable LLC,
4.50%, 9/15/42	85	85,496
6.55%, 5/1/37	90	111,221
ViacomCBS, Inc.,
3.45%, 10/4/26	200	201,257
5.25%, 4/1/44	225	261,881
6.25%, 2/28/57 (converts to FRN on 2/28/27) (c)(f)	215	238,817
Walt Disney Co.,
3.00%, 9/15/22	1,000	1,029,731

		4,318,399

Miscellaneous Manufacturing—0.2%
3M Co.,
3.25%, 8/26/49	195	189,545

	Principal Amount (000s)	Value^

General Electric Co., 3 mo. LIBOR + 1.000% (f),
3.001%, 4/15/23	$561	$562,876

		752,421

Oil, Gas & Consumable Fuels—0.8%
Boston Gas Co. (a)(b),
3.15%, 8/1/27	820	847,303
Cenovus Energy, Inc.,
4.25%, 4/15/27	215	227,991
6.75%, 11/15/39	100	127,204
Hess Corp.,
4.30%, 4/1/27	330	353,379
7.125%, 3/15/33	125	160,740
NiSource, Inc.,
3.49%, 5/15/27	850	894,210

		2,610,827

Pharmaceuticals—1.0%
AbbVie, Inc. (a)(b),
2.60%, 11/21/24	292	294,343
Allergan Funding SCS,
3.85%, 6/15/24	295	310,225
Becton Dickinson and Co.,
2.894%, 6/6/22	1,335	1,357,120
Bristol-Myers Squibb Co. (a)(b),
3.625%, 5/15/24	235	248,288
4.125%, 6/15/39	315	362,400
CVS Health Corp.,
4.10%, 3/25/25	465	499,868
4.875%, 7/20/35	290	332,306

		3,404,550

Pipelines—1.0%
Cameron LNG LLC (a)(b),
3.701%, 1/15/39	297	303,367
Columbia Pipeline Group, Inc.,
4.50%, 6/1/25	555	608,319
5.80%, 6/1/45	110	140,562
El Paso Natural Gas Co. LLC,
8.375%, 6/15/32	100	139,162
Energy Transfer Operating L.P.,
6.50%, 2/1/42	330	392,847
Kinder Morgan Energy Partners L.P.,
7.50%, 11/15/40	75	102,969
Kinder Morgan, Inc.,
4.30%, 6/1/25	460	498,873
MPLX L.P.,
4.00%, 3/15/28	330	342,525
Plains All American Pipeline L.P.,
4.65%, 10/15/25	440	472,513
6.65%, 1/15/37	115	135,433

		3,136,570

Retail—0.0%
Lowe’s Cos., Inc.,
4.65%, 4/15/42	90	103,336

Semiconductors—0.4%
Broadcom Corp.,
3.875%, 1/15/27	935	970,336
Intel Corp.,
3.25%, 11/15/49	295	297,158

		1,267,494

Software—0.3%
Fiserv, Inc.,
4.40%, 7/1/49	195	222,055
Microsoft Corp.,
3.50%, 11/15/42	360	392,269

Schedule of Investments

AllianzGI Global Allocation Fund

December 31, 2019 (unaudited) (continued)

	Principal Amount (000s)	Value^

Oracle Corp.,
2.40%, 9/15/23	$400	$406,163

		1,020,487

Telecommunications—0.6%
AT&T, Inc.,
3.80%, 3/15/22	800	830,379
4.85%, 3/1/39	400	461,949
Verizon Communications, Inc.,
5.25%, 3/16/37	475	596,500

		1,888,828

Transportation—0.2%
CSX Corp.,
4.75%, 5/30/42	145	171,108
Kansas City Southern,
4.20%, 11/15/69	175	180,560
United Parcel Service, Inc.,
3.40%, 9/1/49	325	327,392

		679,060

Total Corporate Bonds & Notes (cost—$45,300,465)		45,596,612

	Shares

EXCHANGE-TRADED FUNDS—1.4%
PIMCO 15+ Year U.S. TIPS Index (d) (cost—$4,631,347)	65,738	4,735,108

	Principal Amount (000s)

U.S. TREASURY OBLIGATIONS—0.4%
U.S. Treasury Bond,
2.25%, 8/15/49	$276	267,806
U.S. Treasury Notes,
1.625%, 12/31/21	150	150,153

	Principal Amount (000s)	Value^

1.75%, 12/31/24	$613	$614,628
1.75%, 11/15/29	398	391,999

Total U.S. Treasury Obligations (cost—$1,437,295)		1,424,586

Repurchase Agreements—2.4%
State Street Bank and Trust Co., dated 12/31/19, 0.25%, due 1/2/20, proceeds $7,729,107; collateralized by U.S. Treasury Bonds, 2.50%, due 2/15/46, valued at $7,888,454 including accrued interest (cost—$7,729,000)	7,729	7,729,000

Total Investments (cost—$309,676,174)—97.4%		318,826,265

Other assets less liabilities (h)—2.6%		8,348,557

Net Assets—100.0%		$327,174,822

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $4,233,239, representing 1.3% of net assets.
(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $4,233,239, representing 1.3% of net assets.

(c)	Perpetual maturity. The date shown, if any, is the next call date.
(d)	Affiliated fund.
(e)	Institutional Class share.
(f)	Variable or Floating Rate Security—Securities with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on December 31, 2019.
(g)	Class R6 share.

(h)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2019:

Type	Contracts	Expiration Date	Notional Amount (000s)	Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
2-Year U.S. Treasury Note	77	3/31/20	$15,400	$16,594	$(7,678)
10-Year U.S. Treasury Note	252	3/20/20	25,200	32,362	(280,771)
E-mini S&P 500 Index	103	3/20/20	5	16,640	170,764
Japanese Yen	53	3/16/20	66	6,125	(11,139)
Mini MSCI Emerging Markets Index	59	3/20/20	3	3,305	41,166
MSCI EAFE Index	60	3/20/20	3	6,110	4,364
U.S. Long Bond	19	3/20/20	1,900	2,962	(65,935)
Ultra U.S. Treasury Bond	8	3/20/20	800	1,453	(46,946)

					$(196,175)

Short position contracts:
5-Year U.S. Treasury Note	(36)	3/31/20	$(3,600)	$(4,270)	$15,373
10-Year Ultra U.S. Treasury Bond	(10)	3/20/20	(1,000)	(1,407)	15,601

					$30,974

					$(165,201)

(i)	At December 31, 2019, the Fund pledged $8,039,474 in cash as collateral for futures contracts.

Schedule of Investments

AllianzGI Global Allocation Fund

December 31, 2019 (unaudited) (continued)

Glossary:

EAFE—Europe, Australasia and Far East

FRN—Floating Rate Note

LIBOR—London Inter-Bank Offered Rate

MSCI—Morgan Stanley Capital International

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

December 31, 2019 (unaudited)

	Shares	Value^

COMMON STOCK—97.1%

Australia—2.7%
Alumina Ltd.	185,637	$299,842
Aristocrat Leisure Ltd.	15,713	371,285
BHP Group Ltd.	19,880	544,360
Bingo Industries Ltd.	151,033	301,479
BlueScope Steel Ltd.	28,890	305,991
Bravura Solutions Ltd.	77,079	280,927
Computershare Ltd.	20,303	239,370
CSL Ltd.	5,398	1,046,575
Flight Centre Travel Group Ltd.	7,755	239,863
Macquarie Group Ltd.	5,279	511,241
National Australia Bank Ltd.	23,781	411,509
Rio Tinto Ltd.	4,595	325,096
Sandfire Resources NL	45,773	192,326
Sonic Healthcare Ltd.	16,283	328,313
St. Barbara Ltd.	67,870	128,949
Westpac Banking Corp.	26,184	447,137

		5,974,263

Austria—0.6%
Erste Group Bank AG (e)	8,126	305,230
EVN AG	12,006	232,981
OMV AG	4,840	271,160
Raiffeisen Bank International AG	10,837	271,244
voestalpine AG	8,190	227,155

		1,307,770

Bermuda—0.1%
Bank of NT Butterfield & Son Ltd.	3,927	145,378

Brazil—0.6%
Banco Bradesco S.A.	29,880	254,356
Banco do Brasil S.A.	20,400	269,250
JBS S.A.	41,100	264,635
Petroleo Brasileiro S.A.	43,500	348,444
Smiles Fidelidade S.A.	5,900	57,745
Suzano S.A.	12,870	127,416

		1,321,846

Canada—3.9%
Bank of Nova Scotia	9,478	535,375
Bausch Health Cos., Inc. (e)	11,480	343,635
BRP, Inc.	5,703	259,820
Canadian Apartment Properties REIT	4,786	195,376
Canadian Imperial Bank of Commerce	5,600	466,009
Cogeco Communications, Inc.	3,951	344,425
Exchange Income Corp.	7,418	255,293
Fairfax Financial Holdings Ltd.	537	252,151
Genworth MI Canada, Inc.	4,557	199,398
George Weston Ltd.	9,501	753,759
Husky Energy, Inc.	14,334	115,021
IA Financial Corp., Inc.	5,463	300,085
Magellan Aerospace Corp.	12,732	137,855
Magna International, Inc.	4,466	244,873
Manulife Financial Corp.	23,328	473,548
Martinrea International, Inc.	17,034	187,714
Methanex Corp.	4,980	192,328
National Bank of Canada	6,823	378,732
Northview Apartment Real Estate Investment Trust REIT	9,372	213,920
Nutrien Ltd.	9,161	438,597
Power Corp. of Canada	10,065	259,269
Royal Bank of Canada	10,352	819,120
Suncor Energy, Inc.	15,133	495,984
Teck Resources Ltd., Class B	13,503	234,175
Toronto-Dominion Bank	8,061	452,106
Transcontinental, Inc., Class A	19,236	235,089

		8,783,657

	Shares	Value^

Chile—0.2%
Banco Santander Chile	2,976,424	$170,206
Empresas CMPC S.A.	79,086	193,832
Itau CorpBanca	26,844,575	155,455

		519,493

China—5.2%
58.com, Inc. ADR (e)	4,478	289,861
Agile Group Holdings Ltd.	156,909	235,789
Agricultural Bank of China Ltd., Class H	572,000	251,772
Alibaba Group Holding Ltd. ADR (e)	7,762	1,646,320
Anhui Conch Cement Co., Ltd., Class H	32,000	233,156
Autohome, Inc. ADR (e)	3,517	281,395
Baidu, Inc. ADR (e)	3,005	379,832
Bank of Communications Co., Ltd., Class H	290,961	206,752
Beijing Enterprises Holdings Ltd.	46,500	213,368
BOC Aviation Ltd. (a)	36,800	374,265
China CITIC Bank Corp., Ltd., Class H	444,000	266,225
China Communications Services Corp., Ltd., Class H	298,000	217,237
China Construction Bank Corp., Class H	728,188	631,369
China Lumena New Materials Corp. (c)(d)(e)	60,228	—	†
China Shenhua Energy Co., Ltd., Class H	139,500	291,681
China Yuchai International Ltd.	8,810	117,437
China Zhongwang Holdings Ltd.	390,000	155,807
CIFI Holdings Group Co., Ltd.	588,000	497,175
CITIC Ltd.	169,000	225,567
Country Garden Holdings Co., Ltd.	165,000	264,086
Country Garden Services Holdings Co., Ltd.	24,597	82,814
CSPC Pharmaceutical Group Ltd.	102,000	243,412
Fosun International Ltd.	106,000	154,620
Guangzhou Automobile Group Co., Ltd., Class H	219,991	273,887
Industrial & Commercial Bank of China Ltd., Class H	840,000	648,084
Kingboard Holdings Ltd.	65,500	207,742
Postal Savings Bank of China Co., Ltd., Class H (a)	304,000	206,746
Shanghai Industrial Holdings Ltd.	117,000	225,235
Sinotrans Ltd., Class H	214,000	72,788
Sinotruk Hong Kong Ltd.	122,500	261,450
SSY Group Ltd.	210,000	170,095
Tencent Holdings Ltd.	35,419	1,706,350
Uni-President China Holdings Ltd.	247,000	259,491
Yuzhou Properties Co., Ltd.	472,708	260,066

		11,551,874

Czech Republic—0.1%
CEZ AS	9,213	207,058

Denmark—0.4%
Demant A/S (e)	14,956	471,005
Netcompany Group A/S (a)(e)	5,798	275,894
Royal Unibrew A/S	2,346	214,891

		961,790

Finland—0.4%
Outokumpu Oyj	55,348	174,436
Stora Enso Oyj, Class R	23,993	349,117
UPM-Kymmene Oyj	11,442	396,974

		920,527

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

December 31, 2019 (unaudited) (continued)

	Shares	Value^

France—4.5%
Aeroports de Paris	1,432	$283,527
ArcelorMittal S.A.	16,821	296,381
AXA S.A.	17,783	502,481
BNP Paribas S.A.	8,934	531,020
Cie de Saint-Gobain	5,993	245,508
Cie Generale des Etablissements Michelin SCA	3,581	440,675
CNP Assurances	13,781	274,588
Coface S.A.	20,322	250,063
Credit Agricole S.A.	16,952	246,674
Eiffage S.A.	3,313	380,090
Engie S.A.	30,192	489,060
Faurecia SE	3,660	198,693
Ipsen S.A.	2,006	178,066
Jacquet Metal Service S.A.	9,684	168,020
Kaufman & Broad S.A.	5,146	213,574
Kering S.A.	753	496,163
Klepierre S.A. REIT	8,023	305,226
Korian S.A.	4,898	230,888
L’Oreal S.A.	1,522	450,067
LVMH Moet Hennessy Louis Vuitton SE	1,469	684,486
Orange S.A.	27,632	406,085
Peugeot S.A.	11,010	265,089
Renault S.A.	3,851	182,874
Societe Generale S.A.	11,729	409,318
STMicroelectronics NV	10,803	291,471
Total S.A.	13,111	727,536
Unibail-Rodamco-Westfield REIT	2,141	337,779
Vinci S.A.	5,479	610,216

		10,095,618

Germany—2.1%
Bayer AG	7,945	645,902
Bayerische Motoren Werke AG	2,747	224,995
Covestro AG (a)	4,079	189,796
Deutsche Boerse AG	2,521	395,325
Deutsche Lufthansa AG	11,686	215,105
Deutsche Telekom AG	23,045	376,605
Deutz AG	33,091	205,938
DWS Group GmbH & Co. KGaA (a)	7,019	249,227
Fresenius SE & Co. KGaA	6,723	378,326
HeidelbergCement AG	5,597	406,705
MTU Aero Engines AG	894	254,724
SAP SE	8,324	1,120,395

		4,663,043

Hong Kong—0.8%
CK Asset Holdings Ltd.	51,000	368,027
Hang Seng Bank Ltd.	15,800	326,586
Health & Happiness H&H International Holdings Ltd.	39,500	163,610
Hysan Development Co., Ltd.	61,000	239,197
IT Ltd.	244,000	58,606
Johnson Electric Holdings Ltd.	115,000	261,593
Kerry Properties Ltd.	56,757	180,265
Shanghai Industrial Urban Development Group Ltd.	152,000	19,111
Wharf Real Estate Investment Co., Ltd.	41,000	250,164

		1,867,159

Hungary—0.2%
Magyar Telekom Telecommunications PLC	250,641	379,125

	Shares	Value^

Indonesia—0.6%
Astra International Tbk PT	551,300	$274,598
Bank Central Asia Tbk PT	121,600	292,449
Bank Negara Indonesia Persero Tbk PT	444,245	250,783
Indah Kiat Pulp & Paper Corp. Tbk PT	358,900	198,628
Indika Energy Tbk PT	488,300	41,946
Indo Tambangraya Megah Tbk PT	156,400	129,111
Mitra Adiperkasa Tbk PT	2,458,300	186,778

		1,374,293

Ireland—0.2%
Origin Enterprises PLC	37,213	154,862
Smurfit Kappa Group PLC	8,244	318,376

		473,238

Israel—0.5%
Bank Leumi Le-Israel BM	30,819	224,761
First International Bank of Israel Ltd.	7,890	228,519
Harel Insurance Investments & Financial Services Ltd.	18,674	146,017
Hilan Ltd.	7,382	297,537
Teva Pharmaceutical Industries Ltd. ADR (e)	10,685	104,713

		1,001,547

Italy—1.6%
Amplifon SpA	9,717	279,648
Enav SpA (a)	41,049	244,958
Enel SpA	118,177	938,777
Eni SpA	23,607	366,646
Intesa Sanpaolo SpA	137,499	362,198
Iren SpA	67,468	209,025
Mediobanca Banca di Credito Finanziario SpA	18,024	198,454
Moncler SpA	8,143	366,496
Telecom Italia SpA (e)	550,345	343,695
Unipol Gruppo SpA	39,730	228,092

		3,537,989

Japan—7.7%
Aeon Co., Ltd.	14,700	303,355
AGC, Inc.	7,200	257,457
Astellas Pharma, Inc.	54,500	930,314
Bandai Namco Holdings, Inc.	6,500	395,409
Chubu Electric Power Co., Inc.	21,300	301,094
Dai-ichi Life Holdings, Inc.	19,700	324,661
Daikin Industries Ltd.	3,000	423,269
East Japan Railway Co.	3,700	333,969
Exedy Corp.	5,926	134,055
Hitachi Ltd.	12,400	523,227
Honda Motor Co., Ltd.	22,300	631,124
Hoya Corp.	5,300	505,948
ITOCHU Corp.	21,923	508,102
JFE Holdings, Inc.	14,200	182,206
JVCKenwood Corp.	61,000	152,719
JXTG Holdings, Inc.	56,500	256,430
Kajima Corp.	22,100	293,824
Kansai Electric Power Co., Inc.	23,500	272,243
Kikkoman Corp.	6,100	298,624
Mazda Motor Corp.	29,200	248,826
Mitsubishi Chemical Holdings Corp.	32,794	244,354
Mitsubishi Corp.	22,000	582,810
Mitsui & Co., Ltd.	41,200	732,351

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

December 31, 2019 (unaudited) (continued)

	Shares	Value^

Mitsui Matsushima Holdings Co., Ltd.	15,200	$168,851
Mitsui Sugar Co., Ltd.	10,100	210,842
Nidec Corp.	2,700	368,776
Nippon Telegraph & Telephone Corp.	17,096	432,079
Nissan Motor Co., Ltd.	53,841	311,994
Obayashi Corp.	32,000	355,413
Recruit Holdings Co., Ltd.	27,300	1,022,530
SBI Holdings, Inc.	10,700	225,901
Secom Co., Ltd.	3,700	330,198
Shiseido Co., Ltd.	9,400	667,494
SoftBank Group Corp.	13,600	590,472
Sojitz Corp.	62,716	202,140
Sony Corp.	11,500	780,823
Sumitomo Electric Industries Ltd.	18,800	282,341
Sumitomo Mitsui Financial Group, Inc.	12,300	454,305
Sumitomo Rubber Industries Ltd.	19,800	241,436
Teijin Ltd.	9,700	181,217
Toyota Motor Corp.	14,349	1,011,052
Toyota Tsusho Corp.	7,000	245,893
YA-MAN Ltd.	22,300	149,231

		17,069,359

Korea (Republic of)—1.6%
Dongwon Industries Co., Ltd.	1,105	201,898
Hana Financial Group, Inc.	7,660	243,649
HDC Hyundai Development Co-Engineering & Construction	1	22
Industrial Bank of Korea	14,317	145,938
KB Financial Group, Inc.	7,167	295,266
LG Corp.	2,955	188,285
LG Electronics, Inc.	4,336	269,340
POSCO	1,173	238,428
Samsung Electronics Co., Ltd. GDR	788	940,084
Shinhan Financial Group Co., Ltd.	10,621	398,211
SK Hynix, Inc.	6,090	495,347
SK Telecom Co., Ltd.	1,058	217,999

		3,634,467

Malaysia—0.5%
AirAsia Group Bhd.	305,900	127,188
CIMB Group Holdings Bhd.	141,100	177,718
Genting Bhd.	129,200	191,184
Hong Leong Financial Group Bhd.	52,300	216,079
Petronas Chemicals Group Bhd.	110,200	198,041
Petronas Dagangan Bhd.	53,300	300,997

		1,211,207

Mexico—0.7%
Banco del Bajio S.A. (a)	59,200	99,160
Grupo Financiero Banorte S.A.B de C.V., Class O	74,900	418,521
Megacable Holdings S.A.B de C.V. UNIT	47,700	195,366
Ternium S.A. ADR	9,479	208,538
Wal-Mart de Mexico S.A.B de C.V.	218,700	626,344

		1,547,929

Netherlands—1.2%
Aegon NV	48,100	220,183
AerCap Holdings NV (e)	4,653	286,020
ASML Holding NV	3,110	920,735
ASR Nederland NV	6,012	225,303
Flow Traders (a)	7,809	188,677
Koninklijke Ahold Delhaize NV	19,948	500,144
NIBC Holding NV (a)	23,679	200,354
Signify NV (a)	6,980	218,465

		2,759,881

	Shares	Value^

New Zealand—0.7%
a2 Milk Co., Ltd. (e)	36,165	$366,184
Air New Zealand Ltd.	177,543	350,199
Auckland International Airport Ltd.	52,887	311,736
Oceania Healthcare Ltd.	301,697	268,095
Summerset Group Holdings Ltd.	38,100	228,350
Synlait Milk Ltd. (e)	11,224	67,238

		1,591,802

Norway—1.1%
Austevoll Seafood ASA	13,592	139,414
Elkem ASA (a)	85,536	241,207
Equinor ASA	17,004	339,098
FLEX LNG Ltd.	18,750	195,133
Frontline Ltd.	24,298	308,074
Norsk Hydro ASA	65,672	244,209
Norwegian Finans Holding ASA (e)	20,382	221,248
Salmar ASA	4,418	226,406
Selvaag Bolig ASA	40,090	337,220
Sparebank 1 Nord Norge	21,943	196,203

		2,448,212

Peru—0.1%
Ferreycorp SAA	164,086	108,466
Volcan Cia Minera SAA, Class B (e)	750,965	100,869

		209,335

Philippines—0.5%
Globe Telecom, Inc.	4,880	194,641
Metro Pacific Investments Corp.	1,714,000	117,775
San Miguel Corp.	48,130	155,847
SM Prime Holdings, Inc.	266,900	221,530
Vista Land & Lifescapes, Inc.	2,079,900	317,457

		1,007,250

Poland—0.1%
Asseco Poland S.A.	13,915	233,855

Qatar—0.2%
Commercial Bank PQSC	125,840	162,697
Industries Qatar QSC	82,690	233,467

		396,164

Romania—0.1%
BRD-Groupe Societe Generale S.A.	68,519	254,262

Singapore—0.1%
United Overseas Bank Ltd.	14,300	281,233

South Africa—0.1%
Astral Foods Ltd.	15,031	233,042

Spain—0.9%
Amadeus IT Group S.A.	4,572	374,432
Banco Santander S.A.	110,185	461,978
CaixaBank S.A.	82,431	259,580
International Consolidated Airlines Group S.A.	32,761	271,070
Repsol S.A.	20,522	322,404
Telefonica S.A.	43,267	302,570

		1,992,034

Sweden—0.9%
Dios Fastigheter AB	33,015	302,523
Klovern AB, Class B	123,568	302,927
Lundin Petroleum AB	6,751	229,226
Nyfosa AB (e)	17,717	153,216
SSAB AB, Class A	62,981	221,299
Swedbank AB, Class A	16,598	246,746
Volvo AB, Class B	29,313	490,734

		1,946,671

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

December 31, 2019 (unaudited) (continued)

	Shares	Value^

Switzerland—2.0%
Alcon, Inc. (e)	3,475	$196,830
Implenia AG	5,313	215,510
Lonza Group AG (e)	1,241	452,726
Nestle S.A.	7,717	835,482
Novartis AG	13,291	1,258,519
Straumann Holding AG	261	256,023
Sunrise Communications Group AG (a)(e)	2,365	185,801
Swiss Life Holding AG	904	453,510
Zurich Insurance Group AG	1,301	533,669

		4,388,070

Taiwan—2.5%
Asia Cement Corp.	169,000	270,518
China Development Financial Holding Corp.	823,000	267,316
E.Sun Financial Holding Co., Ltd.	307,252	286,333
Far Eastern New Century Corp.	214,000	213,136
Formosa Chemicals & Fibre Corp.	81,000	236,649
Formosa Plastics Corp.	55,000	183,172
Grand Pacific Petrochemical (e)	296,000	183,790
Great Wall Enterprise Co., Ltd.	169,504	246,855
Hon Hai Precision Industry Co., Ltd.	1	3
Lien Hwa Industrial Holdings Corp.	197,255	242,802
Nanya Technology Corp.	105,000	293,852
Pou Chen Corp.	170,000	222,374
Powertech Technology, Inc.	52,000	173,067
President Chain Store Corp.	24,000	243,712
Ruentex Development Co., Ltd. (e)	134,000	202,225
Taiwan Cement Corp.	150,054	218,878
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	12,407	720,847
Tripod Technology Corp.	59,000	247,635
Uni-President Enterprises Corp.	85,000	210,785
United Microelectronics Corp. ADR	143,986	385,882
Yuanta Financial Holding Co., Ltd.	665,000	448,307

		5,498,138

Thailand—0.7%
Bangkok Dusit Medical Services PCL (c)(d)	285,300	247,272
Banpu PCL (c)(d)	378,600	150,181
Kiatnakin Bank PCL (c)(d)	176,900	389,445
PTT Global Chemical PCL (c)(d)	171,100	325,105
Thanachart Capital PCL (c)(d)	114,200	203,758
Tisco Financial Group PCL (c)(d)	65,200	215,856

		1,531,617

Turkey—0.6%
Akbank T.A.S. (e)	112,673	153,474
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	460,283	112,947
Eregli Demir ve Celik Fabrikalari T.A.S	121,203	184,072
Haci Omer Sabanci Holding A/S	105,417	169,073
Soda Sanayii AS	182,075	189,145
TAV Havalimanlari Holding AS	38,706	189,718
Trakya Cam Sanayii AS	372,303	218,891
Turk Hava Yollari AO (e)	53,783	130,648
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS (e)	48,820	60,196

		1,408,164

United Arab Emirates—0.3%
Aldar Properties PJSC	737,166	433,891
DP World PLC	13,407	175,755

		609,646

	Shares	Value^

United Kingdom—4.2%
Alliance Pharma PLC	277,616	$308,392
Anglo American PLC	17,926	514,977
Aviva PLC	64,772	359,520
BP PLC	166,546	1,047,708
British American Tobacco PLC	5,316	225,941
Diageo PLC	8,245	347,417
easyJet PLC	11,778	221,860
HSBC Holdings PLC	50,574	395,915
Informa PLC	31,418	357,337
J Sainsbury PLC	67,396	205,507
Keller Group PLC	22,750	225,651
Legal & General Group PLC	105,189	422,550
Lloyds Banking Group PLC	465,910	385,969
Marston’s PLC	142,831	240,655
Morgan Sindall Group PLC	11,799	253,189
National Express Group PLC	55,599	346,534
Rio Tinto PLC	9,463	560,162
Royal Dutch Shell PLC, Class A	10,029	295,704
Royal Dutch Shell PLC, Class B	34,877	1,035,277
Standard Life Aberdeen PLC	90,182	392,348
Taylor Wimpey PLC	78,240	200,613
TUI AG	16,095	203,123
Vesuvius PLC	29,556	195,749
Vodafone Group PLC	258,560	501,961

		9,244,059

United States—45.6%
Abbott Laboratories	6,851	595,078
AbbVie, Inc.	6,272	555,323
ABIOMED, Inc. (e)	1,074	183,214
Adobe, Inc. (e)	3,304	1,089,692
AES Corp.	20,731	412,547
Aflac, Inc.	9,979	527,889
Agilent Technologies, Inc.	4,736	404,028
Align Technology, Inc. (e)	1,405	392,051
Allstate Corp.	4,929	554,266
Ally Financial, Inc.	5,731	175,139
Alphabet, Inc., Class A (e)	1,003	1,343,408
Alphabet, Inc., Class C (e)	944	1,262,147
Amazon.com, Inc. (e)	1,773	3,276,220
American Equity Investment Life Holding Co.	7,897	236,357
American Express Co.	4,726	588,340
AMETEK, Inc.	3,505	349,589
Antero Resources Corp. (e)	32,281	92,001
Anthem, Inc.	3,147	950,488
Apple, Inc.	15,792	4,637,321
Archer-Daniels-Midland Co.	11,980	555,273
AT&T, Inc.	41,871	1,636,319
Athene Holding Ltd., Class A (e)	9,364	440,389
AutoZone, Inc. (e)	365	434,828
Avnet, Inc.	9,015	382,597
AXA Equitable Holdings, Inc.	15,364	380,720
Bank of America Corp.	34,544	1,216,640
Baxter International, Inc.	3,938	329,296
Becton Dickinson and Co.	1,935	526,262
Berkshire Hathaway, Inc., Class B (e)	2,443	553,340
Best Buy Co., Inc.	5,177	454,541
BGC Partners, Inc., Class A	19,921	118,331
Boeing Co.	2,650	863,264
BorgWarner, Inc.	4,245	184,148
Boston Beer Co., Inc., Class A (e)	815	307,948
Boston Scientific Corp. (e)	17,218	778,598
Broadridge Financial Solutions, Inc.	4,103	506,885
Bunge Ltd.	6,733	387,484

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

December 31, 2019 (unaudited) (continued)

	Shares	Value^

CAI International, Inc. (e)	10,215	$296,031
Carnival Corp.	3,016	153,303
Caterpillar, Inc.	1,702	251,351
CDW Corp.	4,497	642,351
Centene Corp. (e)	4,636	291,465
Chevron Corp.	8,509	1,025,420
Cigna Corp.	2,194	448,651
Cisco Systems, Inc.	29,650	1,422,014
Citi Trends, Inc.	7,084	163,782
Citigroup, Inc.	8,165	652,302
Citizens Financial Group, Inc.	9,551	387,866
Comcast Corp., Class A	22,302	1,002,921
Conagra Brands, Inc.	13,566	464,500
ConocoPhillips	8,076	525,182
Constellation Brands, Inc., Class A	2,171	411,947
Costco Wholesale Corp.	4,214	1,238,579
Coty, Inc., Class A	19,512	219,510
Crown Castle International Corp. REIT	3,348	475,918
CSX Corp.	8,313	601,529
Cushman & Wakefield PLC (e)	8,349	170,654
CVS Health Corp.	12,679	941,923
Dana, Inc.	9,906	180,289
Danaher Corp.	4,163	638,937
Duke Energy Corp.	3,190	290,960
Eastman Chemical Co.	2,695	213,606
Eaton Corp. PLC	6,755	639,834
Edison International	3,397	256,168
Eli Lilly & Co.	6,671	876,770
Encompass Health Corp.	2,246	155,580
Entergy Corp.	5,440	651,712
EOG Resources, Inc.	4,268	357,488
Exelon Corp.	16,657	759,393
Exxon Mobil Corp.	11,535	804,912
Facebook, Inc., Class A (e)	8,464	1,737,236
FedEx Corp.	879	132,914
FLIR Systems, Inc.	6,782	353,139
Fortinet, Inc. (e)	4,198	448,178
Garmin Ltd.	4,146	404,484
Garrett Motion, Inc. (e)	1,276	12,747
General Motors Co.	15,368	562,469
Global Payments, Inc.	2,436	444,716
Globus Medical, Inc., Class A (e)	5,185	305,293
GMS, Inc. (e)	7,468	202,233
Haemonetics Corp. (e)	1,396	160,400
Hartford Financial Services Group, Inc.	6,044	367,294
HCA Healthcare, Inc.	4,151	613,559
HEICO Corp., Class A	3,270	292,763
Hewlett Packard Enterprise Co.	24,390	386,825
HollyFrontier Corp.	6,410	325,051
Home Depot, Inc.	4,601	1,004,766
HP, Inc.	25,508	524,189
Humana, Inc.	1,357	497,368
Illumina, Inc. (e)	2,043	677,745
Intel Corp.	19,164	1,146,965
Intuit, Inc.	1,571	411,492
Intuitive Surgical, Inc. (e)	1,229	726,523
Jacobs Engineering Group, Inc.	2,696	242,182
Johnson & Johnson	9,730	1,419,315
JPMorgan Chase & Co.	14,782	2,060,611
Kohl’s Corp.	3,283	167,269
Korn Ferry	2,892	122,621
Lam Research Corp.	1,064	311,114
Lear Corp.	1,918	263,150
Loews Corp.	5,301	278,250
Lululemon Athletica, Inc. (e)	2,812	651,456
LyondellBasell Industries NV, Class A	2,312	218,438

	Shares	Value^

Macy’s, Inc.	7,033	$119,561
ManTech International Corp., Class A	4,592	366,809
Marathon Petroleum Corp.	5,521	332,640
MarineMax, Inc. (e)	7,906	131,951
Mastercard, Inc., Class A	4,116	1,228,996
MasterCraft Boat Holdings, Inc. (e)	7,480	117,810
McDonald’s Corp.	1,966	388,501
McGrath RentCorp	2,211	169,230
MDC Holdings, Inc.	4,742	180,955
Mercer International, Inc.	15,281	187,956
Merck & Co., Inc.	13,596	1,236,556
Merit Medical Systems, Inc. (e)	3,990	124,568
Micron Technology, Inc. (e)	7,040	378,611
Microsoft Corp.	31,781	5,011,864
NetApp, Inc.	7,828	487,293
Netflix, Inc. (e)	2,101	679,821
Newmark Group, Inc., Class A	11,696	157,370
Norfolk Southern Corp.	2,378	461,641
Northern Oil and Gas, Inc. (e)	63,315	148,157
NVIDIA Corp.	2,917	686,370
O’Reilly Automotive, Inc. (e)	1,420	622,329
Occidental Petroleum Corp.	6,095	251,175
Old Dominion Freight Line, Inc.	3,020	573,136
Ollie’s Bargain Outlet Holdings, Inc. (e)	1,780	116,252
Oracle Corp.	12,458	660,025
Owens Corning	3,205	208,710
PACCAR, Inc.	9,037	714,827
PBF Energy, Inc., Class A	4,430	138,969
Pfizer, Inc.	21,813	854,633
Phillips 66	3,249	361,971
Planet Fitness, Inc., Class A (e)	2,493	186,177
PNC Financial Services Group, Inc.	4,808	767,501
Procter & Gamble Co.	9,336	1,166,066
Progressive Corp.	5,987	433,399
Prudential Financial, Inc.	4,319	404,863
PulteGroup, Inc.	9,298	360,762
Quest Diagnostics, Inc.	3,099	330,942
RadNet, Inc. (e)	19,280	391,384
Ralph Lauren Corp.	2,309	270,661
Reinsurance Group of America, Inc.	2,016	328,729
Reliance Steel & Aluminum Co.	1,193	142,874
Robert Half International, Inc.	4,323	272,997
Ross Stores, Inc.	5,084	591,879
Sabre Corp.	7,658	171,846
Salesforce.com, Inc. (e)	5,498	894,195
Santander Consumer USA Holdings, Inc.	5,676	132,648
Simply Good Foods Co. (e)	11,779	336,173
SS&C Technologies Holdings, Inc.	8,440	518,216
Synovus Financial Corp.	3,392	132,966
Sysco Corp.	4,355	372,527
T Rowe Price Group, Inc.	2,067	251,843
Target Corp.	5,639	722,976
TE Connectivity Ltd.	3,988	382,210
Texas Instruments, Inc.	5,393	691,868
Thermo Fisher Scientific, Inc.	3,159	1,026,264
TJX Cos., Inc.	12,258	748,474
Toll Brothers, Inc.	2,157	85,223
Tractor Supply Co.	3,280	306,483
Tyson Foods, Inc., Class A	6,035	549,426
Union Pacific Corp.	4,570	826,210
United Rentals, Inc. (e)	1,840	306,857
UnitedHealth Group, Inc.	4,580	1,346,428
Unum Group	9,067	264,394
Verint Systems, Inc. (e)	2,845	157,499
Verizon Communications, Inc.	17,721	1,088,069
Verso Corp., Class A (e)	8,673	156,374

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

December 31, 2019 (unaudited) (continued)

	Shares	Value^
ViacomCBS, Inc., Class B	6,791	$285,018
Visa, Inc., Class A	9,193	1,727,365
Vishay Intertechnology, Inc.	6,348	135,149
Vistra Energy Corp.	13,815	317,607
Voya Financial, Inc.	6,356	387,589
Walgreens Boots Alliance, Inc.	7,056	416,022
WellCare Health Plans, Inc. (e)	697	230,156
Wells Fargo & Co.	5,753	309,511
Xenia Hotels & Resorts, Inc. REIT	5,777	124,841
Zebra Technologies Corp., Class A (e)	867	221,466
Zoetis, Inc.	4,126	546,076

		101,684,454

Total Common Stock (cost—$190,609,210)		216,266,519

PREFERRED STOCK—0.7%

Brazil—0.2%
Petroleo Brasileiro S.A.	58,500	441,853

Colombia—0.1%
Grupo Aval Acciones y Valores S.A.	533,748	237,330

Germany—0.1%
Sixt SE	2,993	217,748

Korea (Republic of)—0.3%
Samsung Electronics Co., Ltd.	17,948	702,697

Total Preferred Stock (cost—$1,238,224)		1,599,628

EXCHANGE-TRADED FUNDS—0.3%
iShares Core MSCI EAFE	2,734	178,366
iShares Core MSCI Emerging Markets	2,496	134,185
iShares Core S&P 500	692	223,682

Total Exchange-Traded Funds (cost—$509,879)		536,233

RIGHTS—0.0%

Oil, Gas & Consumable Fuels—0.0%
Repsol S.A., exercise price EUR 0.43, expires 8/01/20 (e) (cost—$9,698)	20,522	9,737

	Principal Amount (000s)

Repurchase Agreements—0.5%
State Street Bank and Trust Co., dated 12/31/19, 0.25%, due 1/2/20, proceeds $1,218,017; collateralized by U.S. Treasury Bonds, 2.50%, due 2/15/46, valued at $1,247,186 including accrued interest (cost—$1,218,000)	$1,218	1,218,000

Total Investments (cost—$193,585,011) (b)—98.6%		219,630,117

Other assets less liabilities—1.4%		3,211,590

Net Assets—100.0%		$222,841,707

Notes to Schedule of Investments:

†	Actual amount rounds to less than $1.
(a)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $2,674,550, representing 1.2% of net assets.

(b)	Securities with an aggregate value of $91,565,366, representing 41.1% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Fair-Valued—Securities with an aggregate value of $1,531,617, representing 0.7% of net assets.
(d)	Level 3 security.
(e)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

EAFE—Europe, Australasia and Far East

EUR—Euro

GDR—Global Depositary Receipt

MSCI—Morgan Stanley Capital International

REIT—Real Estate Investment Trust

UNIT—More than one class of securities traded together

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

December 31, 2019 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Banks	10.2%
Oil, Gas & Consumable Fuels	5.4%
Software	5.1%
Insurance	4.2%
Pharmaceuticals	4.1%
Healthcare Providers & Services	3.7%
Technology Hardware, Storage & Peripherals	3.4%
Interactive Media & Services	3.1%
Semiconductors & Semiconductor Equipment	2.9%
Food Products	2.9%
Healthcare Equipment & Supplies	2.8%
Metals & Mining	2.5%
Diversified Telecommunication Services	2.4%
IT Services	2.3%
Internet & Direct Marketing Retail	2.2%
Real Estate Management & Development	2.2%
Food & Staples Retailing	2.1%
Specialty Retail	2.0%
Trading Companies & Distributors	1.9%
Automobiles	1.8%
Electric Utilities	1.8%
Chemicals	1.5%
Road & Rail	1.4%
Electronic Equipment, Instruments & Components	1.4%
Capital Markets	1.3%
Household Durables	1.2%
Textiles, Apparel & Luxury Goods	1.2%
Construction & Engineering	1.2%
Life Sciences Tools & Services	1.2%
Auto Components	1.1%
Media	1.0%
Machinery	1.0%
Hotels, Restaurants & Leisure	0.9%
Electrical Equipment	0.8%
Equity Real Estate Investment Trusts (REITs)	0.8%
Paper & Forest Products	0.7%
Industrial Conglomerates	0.7%
Diversified Financial Services	0.7%
Biotechnology	0.7%
Airlines	0.7%
Aerospace & Defense	0.7%
Wireless Telecommunication Services	0.7%
Personal Products	0.7%
Communications Equipment	0.6%
Professional Services	0.6%
Building Products	0.6%
Multi-Line Retail	0.6%
Beverages	0.6%
Transportation Infrastructure	0.5%
Household Products	0.5%
Construction Materials	0.5%
Commercial Services & Supplies	0.5%
Consumer Finance	0.4%
Leisure Equipment & Products	0.4%
Independent Power Producers & Energy Traders	0.3%
Multi-Utilities	0.3%
Entertainment	0.3%
Exchange-Traded Funds	0.3%
Containers & Packaging	0.1%
Tobacco	0.1%
Commercial Services	0.1%
Air Freight & Logistics	0.1%
Thrifts & Mortgage Finance	0.1%
Repurchase Agreements	0.5%
Other assets less liabilities	1.4%

100.0%

Schedule of Investments

AllianzGI Best Styles International Equity Fund

December 31, 2019 (unaudited)

	Shares	Value^

COMMON STOCK—97.6%

Australia—3.6%
ASX Ltd.	792	$43,608
Aurizon Holdings Ltd.	27,019	99,158
Austal Ltd.	3,951	10,581
Australian Pharmaceutical Industries Ltd.	36,421	34,253
Brambles Ltd.	1,791	14,741
Bravura Solutions Ltd.	3,358	12,239
Breville Group Ltd.	534	6,549
Cleanaway Waste Management Ltd.	7,377	10,412
Coca-Cola Amatil Ltd.	4,371	33,944
Harvey Norman Holdings Ltd.	5,626	16,068
IDP Education Ltd.	1,446	17,430
Jumbo Interactive Ltd.	742	7,781
Link Administration Holdings Ltd.	8,595	35,315
Macquarie Group Ltd.	284	27,504
Magellan Financial Group Ltd.	661	26,483
NRW Holdings Ltd.	3,410	7,738
Orora Ltd.	31,669	70,594
Qantas Airways Ltd.	19,559	97,492
Service Stream Ltd.	3,438	6,407
Sims Metal Management Ltd.	2,742	20,526
South32 Ltd.	15,607	29,468
Star Entertainment Group Ltd.	6,941	22,392
Steadfast Group Ltd.	3,429	8,376
Super Retail Group Ltd.	2,954	20,964
Technology One Ltd.	1,996	11,599
Wesfarmers Ltd.	6,112	177,625
Woodside Petroleum Ltd.	944	22,825

		892,072

Austria—0.6%
Erste Group Bank AG (e)	153	5,747
Mayr Melnhof Karton AG	224	30,051
OMV AG	1,944	108,912
Telekom Austria AG (e)	282	2,303

		147,013

Belgium—0.6%
Barco NV	104	25,579
Cofinimmo S.A. REIT	102	14,988
Colruyt S.A.	90	4,692
UCB S.A.	1,152	91,670

		136,929

Brazil—0.2%
Banco Santander Brasil S.A. ADR	2,212	26,832
Porto Seguro S.A.	1,200	18,761

		45,593

Canada—1.2%
Aecon Group, Inc.	391	5,275
Canfor Corp. (e)	731	6,834
Capital Power Corp.	856	22,670
Empire Co., Ltd., Class A	2,974	69,761
Manulife Financial Corp.	4,963	100,747
Methanex Corp.	605	23,365
Parkland Fuel Corp.	417	15,321
Sun Life Financial, Inc.	979	44,613

		288,586

China—1.3%
Agricultural Bank of China Ltd., Class H	98,000	43,136
Bank of China Ltd., Class H	61,000	26,076
Bosideng International Holdings Ltd.	48,000	17,316
China Mobile Ltd.	15,000	126,748
China Petroleum & Chemical Corp. ADR	363	21,834
Guangdong Investment Ltd.	16,000	33,465
Lenovo Group Ltd.	58,000	38,950
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	15,400	12,909

		320,434

	Shares	Value^

Denmark—1.5%
Alm Brand A/S	7,920	$70,321
AP Moller—Maersk A/S, Class A	11	14,910
Carlsberg A/S, Class B	615	91,780
Novo Nordisk A/S, Class B	2,794	161,909
Ringkjoebing Landbobank A/S	99	7,638
Topdanmark A/S	743	36,627

		383,185

Finland—0.8%
Cramo Oyj	530	7,871
TietoEVRY Oyj	232	7,214
UPM-Kymmene Oyj	3,242	112,480
Valmet Oyj	3,414	81,867

		209,432

France—9.0%
Alten S.A.	571	72,200
Amundi S.A. (a)	199	15,649
ArcelorMittal S.A.	2,474	43,554
Arkema S.A.	122	13,045
Bouygues S.A.	2,833	120,762
Christian Dior SE	145	74,529
CNP Assurances	679	13,529
Credit Agricole S.A.	3,344	48,660
Dassault Aviation S.A.	18	23,623
Eiffage S.A.	1,061	121,725
Engie S.A.	9,123	147,777
Gaztransport Et Technigaz S.A.	111	10,691
Ipsen S.A.	228	20,239
Kaufman & Broad S.A.	340	14,111
Kering S.A.	337	222,054
Lagardere SCA	574	12,510
LVMH Moet Hennessy Louis Vuitton SE	619	288,426
Orange S.A.	3,910	57,462
Peugeot S.A.	5,132	123,564
Rubis SCA	86	5,292
Sanofi	3,538	355,312
Sartorius Stedim Biotech	141	23,404
Societe Generale S.A.	4,547	158,681
STMicroelectronics NV	2,618	70,635
Total S.A.	1,462	81,127
Veolia Environnement S.A.	2,116	56,303
Wendel S.A.	161	21,447

		2,216,311

Germany—5.4%
Adidas AG	715	232,424
Covestro AG (a)	1,801	83,801
Deutsche Lufthansa AG	6,041	111,197
Deutsche Post AG	2,220	84,414
Deutsche Telekom AG	11,068	180,875
Deutz AG	2,530	15,745
Dialog Semiconductor PLC (e)	648	32,910
Hannover Rueck SE	316	60,929
HOCHTIEF AG	401	51,054
Merck KGaA	1,003	118,247
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	577	170,269
SAP SE	769	103,506
Siltronic AG	321	32,252
Software AG	315	10,967
TAG Immobilien AG (e)	994	24,687
Talanx AG (e)	227	11,235

		1,324,512

Greece—0.4%
Hellenic Petroleum S.A.	5,048	49,710
Mytilineos S.A.	5,418	59,506

		109,216

Schedule of Investments

AllianzGI Best Styles International Equity Fund

December 31, 2019 (unaudited) (continued)

	Shares	Value^

Hong Kong—2.9%
AIA Group Ltd.	24,800	$260,845
CITIC Telecom International Holdings Ltd.	17,000	6,196
CK Asset Holdings Ltd.	11,500	82,987
CK Hutchison Holdings Ltd.	17,920	170,876
Henderson Land Development Co., Ltd.	7,260	35,625
Hongkong Land Holdings Ltd.	1,100	6,327
I-CABLE Communications Ltd. (e)	2,808	23
NagaCorp Ltd.	4,000	6,986
Nissin Foods Co., Ltd.	8,000	6,358
NWS Holdings Ltd.	3,000	4,205
Shun Tak Holdings Ltd.	112,000	53,478
WH Group Ltd. (a)	70,000	72,378

		706,284

Hungary—0.5%
OTP Bank Nyrt	2,244	117,496

Ireland—0.4%
C&C Group PLC	2,348	12,643
CRH PLC	1,381	55,698
Dalata Hotel Group PLC	2,267	13,096
Kingspan Group PLC	182	11,089

		92,526

Israel—0.5%
Azrieli Group Ltd.	219	16,042
Israel Discount Bank Ltd., Class A	21,258	98,727
Isramco Negev 2 L.P.	28,460	5,171
Strauss Group Ltd.	284	8,719

		128,659

Italy—4.2%
A2A SpA	23,808	44,708
ACEA SpA	349	7,222
Davide Campari-Milano SpA	2,243	20,495
Enel SpA	33,261	264,219
Eni SpA	11,532	179,106
ERG SpA	544	11,728
EXOR NV	457	35,432
Falck Renewables SpA	2,508	13,403
Fiat Chrysler Automobiles NV	6,095	90,368
Italgas SpA	4,997	30,550
Leonardo SpA	4,020	47,144
Recordati SpA	1,803	76,005
Snam SpA	23,736	124,799
Societa Cattolica di Assicurazioni SC	7,555	61,666
Unipol Gruppo SpA	4,243	24,359
UnipolSai Assicurazioni SpA	1,521	4,424

		1,035,628

Japan—24.7%
Adastria Co., Ltd.	1,400	31,855
Aeon Fantasy Co., Ltd.	200	5,362
AEON REIT Investment Corp. REIT	6	8,216
AGC, Inc.	600	21,455
Aisin Seiki Co., Ltd.	1,500	55,560
Akatsuki, Inc.	200	10,720
Alfresa Holdings Corp.	2,900	58,914
Amada Holdings Co., Ltd.	2,800	31,846
ANA Holdings, Inc.	1,400	46,737
Anritsu Corp.	3,600	71,255
AOI Electronics Co., Ltd.	800	20,999
Aoyama Trading Co., Ltd.	300	4,222
Asahi Kasei Corp.	3,500	39,299
Astellas Pharma, Inc.	8,500	145,095
Bandai Namco Holdings, Inc.	1,900	115,581
BrainPad, Inc. (e)	500	25,316
Dai-ichi Life Holdings, Inc.	4,800	79,105
Daiwa Office Investment Corp. REIT	2	15,358
Eisai Co., Ltd.	1,800	134,687
Enigmo, Inc. (e)	1,200	9,786

	Shares	Value^

Fancl Corp.	1,500	$39,936
FUJIFILM Holdings Corp.	3,100	148,043
Heiwado Co., Ltd.	1,000	18,936
Hikari Tsushin, Inc.	200	50,260
Hosiden Corp.	1,200	15,161
Hoya Corp.	1,400	133,647
Japan Airlines Co., Ltd.	2,200	68,499
Japan Best Rescue System Co., Ltd.	1,000	10,341
Japan Post Holdings Co., Ltd.	7,400	69,593
JFE Holdings, Inc.	6,100	78,272
JVCKenwood Corp.	2,700	6,760
Kajima Corp.	3,500	46,533
Kaken Pharmaceutical Co., Ltd.	300	16,553
Kamigumi Co., Ltd.	1,000	21,982
Kinden Corp.	4,000	62,150
Kobe Bussan Co., Ltd.	1,000	34,404
Kohnan Shoji Co., Ltd.	400	9,397
Komeri Co., Ltd.	300	6,444
Kurita Water Industries Ltd.	900	26,707
KYORIN Holdings, Inc.	1,700	29,627
Marubeni Corp.	17,500	129,296
Matsumotokiyoshi Holdings Co., Ltd.	400	15,486
Medipal Holdings Corp.	1,200	26,484
Megmilk Snow Brand Co., Ltd.	1,500	34,158
Meitec Corp.	100	5,619
Miraca Holdings, Inc.	400	9,797
Mitsubishi Chemical Holdings Corp.	14,600	108,787
Mitsubishi Corp.	6,300	166,896
Mitsubishi Heavy Industries Ltd.	1,900	73,676
Mitsubishi Tanabe Pharma Corp.	1,600	29,352
Mitsui & Co., Ltd.	10,000	177,755
Morinaga Milk Industry Co., Ltd.	900	36,696
NET One Systems Co., Ltd.	1,200	30,639
Nichi-iko Pharmaceutical Co., Ltd.	700	8,702
Nihon Unisys Ltd.	800	25,095
Nikkiso Co., Ltd.	500	6,553
Nikon Corp.	2,600	31,797
Nintendo Co., Ltd.	200	79,992
Nippon Electric Glass Co., Ltd.	1,900	42,180
Nippon Flour Mills Co., Ltd.	1,500	23,175
Nippon REIT Investment Corp. REIT	4	17,597
Nippon Steel Corp.	5,700	85,916
Nippon Telegraph & Telephone Corp.	5,200	131,423
Nippon Television Holdings, Inc.	2,700	36,021
Nishimatsu Construction Co., Ltd.	300	6,750
Nisshin Oillio Group Ltd.	2,000	69,261
NTT DOCOMO, Inc.	7,100	197,779
Obayashi Corp.	9,800	108,845
Obic Co., Ltd.	400	53,880
Okinawa Cellular Telephone Co.	1,800	70,607
Okumura Corp.	700	19,244
ORIX Corp.	5,900	97,771
Prima Meat Packers Ltd.	1,000	23,225
Rohm Co., Ltd.	900	71,810
Sankyo Co., Ltd.	300	9,964
SEC Carbon Ltd.	100	8,663
Seino Holdings Co., Ltd.	2,300	31,074
Sekisui Chemical Co., Ltd.	4,900	85,015
Seven & i Holdings Co., Ltd.	4,700	172,280
Shindengen Electric Manufacturing Co., Ltd.	500	17,361
Shionogi & Co., Ltd.	2,200	136,095
SoftBank Group Corp.	400	17,367
Sojitz Corp.	23,300	75,098
Sompo Holdings, Inc.	1,700	66,758
Sony Corp.	4,900	332,699
Sony Financial Holdings, Inc.	2,000	48,010
Sumco Corp.	2,900	48,049
Sumitomo Corp.	9,300	138,136
Sumitomo Electric Industries Ltd.	3,100	46,556
Sumitomo Forestry Co., Ltd.	400	5,890

Schedule of Investments

AllianzGI Best Styles International Equity Fund

December 31, 2019 (unaudited) (continued)

	Shares	Value^

Sumitomo Mitsui Trust Holdings, Inc.	1,900	$75,109
Sushiro Global Holdings Ltd.	600	51,671
Suzuken Co., Ltd.	900	36,682
Systena Corp.	1,200	19,489
Taisho Pharmaceutical Holdings Co., Ltd.	100	7,380
Takeda Pharmaceutical Co., Ltd.	5,600	221,492
TIS, Inc.	200	11,823
Tokio Marine Holdings, Inc.	3,200	179,164
Tokyo Electron Ltd.	800	174,664
Tokyo Seimitsu Co., Ltd.	500	19,414
Tomy Co., Ltd.	1,500	19,432
Towa Pharmaceutical Co., Ltd.	300	7,796
Toyo Seikan Group Holdings Ltd.	1,300	22,378
Toyota Motor Corp.	1,200	84,554
USS Co., Ltd.	700	13,232
Valor Holdings Co., Ltd.	1,700	33,208
ValueCommerce Co., Ltd.	1,100	23,556

		6,116,936

Kazakhstan—0.0%
Halyk Savings Bank of Kazakhstan JSC GDR	394	5,244

Korea (Republic of)—0.7%
Daeduck Electronics Co.	892	8,049
Deutsch Motors, Inc. (e)	982	6,506
JYP Entertainment Corp.	453	9,421
Power Logics Co., Ltd. (e)	2,863	25,148
Samsung Electronics Co., Ltd. GDR	49	58,638
SK Hynix, Inc.	472	38,392
SK Telecom Co., Ltd.	140	28,847

		175,001

Mexico—0.3%
Alfa S.A.B de C.V., Class A	12,600	10,449
Wal-Mart de Mexico S.A.B de C.V.	19,400	55,561

		66,010

Netherlands—3.5%
Aalberts NV	100	4,501
ASM International NV	280	31,604
ASR Nederland NV	1,597	59,848
BE Semiconductor Industries NV	867	33,660
ING Groep NV	7,432	89,350
Koninklijke Ahold Delhaize NV	5,532	138,700
Koninklijke BAM Groep NV	6,501	19,671
Koninklijke DSM NV	1,106	144,605
Koninklijke KPN NV	37,221	110,151
Koninklijke Philips NV	733	35,832
Unilever NV	3,478	199,605

		867,527

New Zealand—0.4%
Air New Zealand Ltd.	24,662	48,645
Auckland International Airport Ltd.	2,679	15,791
Contact Energy Ltd.	4,226	20,300
New Zealand Refining Co., Ltd.	13,081	16,556

		101,292

Norway—1.6%
Austevoll Seafood ASA	2,179	22,350
DNO ASA	4,100	5,408
Equinor ASA	8,925	177,985
Grieg Seafood ASA	303	4,845
Orkla ASA	883	8,954
Salmar ASA	494	25,316
SpareBank 1 SR Bank ASA	5,431	61,861
Telenor ASA	4,383	78,568

		385,287

Philippines—0.0%
Globe Telecom, Inc.	120	4,786

	Shares	Value^

Portugal—0.3%
Altri SGPS S.A.	800	$5,107
Galp Energia SGPS S.A.	4,474	75,110
NOS SGPS S.A.	1,178	6,361

		86,578

Russian Federation—0.1%
X5 Retail Group NV GDR	1,019	35,170

Singapore—1.9%
Ascott Residence Trust REIT (c)(d)	10,200	10,087
Best World International Ltd. (c)(d)	18,600	12,446
CapitaLand Mall Trust REIT	11,300	20,685
DBS Group Holdings Ltd.	9,200	177,387
Fortune Real Estate Investment Trust REIT	5,000	5,834
Frasers Commercial Trust REIT	9,100	11,232
Hi-P International Ltd.	6,000	6,832
Mapletree North Asia Commercial Trust REIT	22,300	19,255
Oversea-Chinese Banking Corp., Ltd.	10,000	81,806
QAF Ltd.	43,700	26,183
Singapore Airlines Ltd.	5,400	36,306
Singapore Technologies Engineering Ltd.	10,800	31,629
Yangzijiang Shipbuilding Holdings Ltd.	33,400	27,841

		467,523

Spain—3.6%
ACS Actividades de Construccion y Servicios S.A.	1,818	72,928
Banco Bilbao Vizcaya Argentaria S.A.	5,365	30,121
Banco Santander S.A.	14,854	62,279
CaixaBank S.A.	9,644	30,370
Cia de Distribucion Integral Logista Holdings S.A.	1,596	35,998
CIE Automotive S.A.	1,641	38,943
Ence Energia y Celulosa S.A.	4,347	17,949
Iberdrola S.A.	23,776	245,025
International Consolidated Airlines Group S.A.	5,064	41,116
International Consolidated Airlines Group S.A.	9,265	76,660
Melia Hotels International S.A.	5,064	44,721
Red Electrica Corp. S.A.	2,212	44,571
Repsol S.A.	9,331	146,591

		887,272

Sweden—1.7%
Adapteo Oyj (e)	530	6,506
Bravida Holding AB (a)	761	7,395
Electrolux AB, Ser. B	1,581	38,866
Lindab International AB	484	6,184
Loomis AB, Class B	390	16,166
Nobina AB (a)	11,074	76,200
SAS AB (e)	5,875	9,557
Skandinaviska Enskilda Banken AB, Class A	8,252	77,601
SSAB AB, Class B	7,308	23,881
Volvo AB, Class B	9,873	165,286

		427,642

Switzerland—9.2%
Baloise Holding AG	602	108,953
Cembra Money Bank AG	244	26,696
Credit Suisse Group AG (e)	8,126	109,845
Flughafen Zurich AG	262	47,823
Forbo Holding AG	8	13,613
Huber + Suhner AG	68	5,398
Interroll Holding AG	6	13,484
Kardex AG	49	8,253
LafargeHolcim Ltd. (e)	2,989	165,822
Nestle S.A.	4,234	458,395

Schedule of Investments

AllianzGI Best Styles International Equity Fund

December 31, 2019 (unaudited) (continued)

	Shares	Value^

Novartis AG	2,891	$273,748
OC Oerlikon Corp. AG	4,600	53,907
Partners Group Holding AG	164	150,310
PSP Swiss Property AG	269	37,142
Roche Holding AG	1,535	498,546
Sulzer AG	173	19,285
Sunrise Communications Group AG (a)(e)	130	10,213
Swiss Life Holding AG	266	133,444
Zurich Insurance Group AG	331	135,776

		2,270,653

Taiwan—0.9%
Center Laboratories, Inc.	3,449	6,906
China Development Financial Holding Corp.	68,000	22,087
Compeq Manufacturing Co., Ltd.	6,000	9,048
Elan Microelectronics Corp.	6,000	18,279
Formosa Chemicals & Fibre Corp.	11,000	32,138
Formosa Plastics Corp.	6,000	19,982
Global Mixed Mode Technology, Inc.	2,000	8,444
Mitac Holdings Corp.	22,476	21,762
Realtek Semiconductor Corp.	2,000	15,717
SCI Pharmtech, Inc.	4,000	14,541
Unimicron Technology Corp.	8,000	11,273
United Integrated Services Co., Ltd.	6,000	39,237
Yuanta Financial Holding Co., Ltd.	22,000	14,831

		234,245

Thailand—0.2%
Electricity Generating PCL (c)(d)	2,300	25,154
PTT PCL (c)(d)	19,800	29,053
Sri Trang Agro-Industry PCL (c)(d)	18,700	6,232

		60,439

Turkey—0.1%
Soda Sanayii AS	11,099	11,530
Vestel Beyaz Esya Sanayi ve Ticaret AS	2,300	8,346

		19,876

United Kingdom—15.3%
Admiral Group PLC	1,390	42,476
Anglo American PLC	1,893	54,382
AstraZeneca PLC	1,266	126,716
Auto Trader Group PLC (a)	4,562	36,027
Barratt Developments PLC	8,781	86,944
Bellway PLC	896	45,223
Berkeley Group Holdings PLC	1,836	118,169
BHP Group PLC	4,456	104,422
BP PLC	52,365	329,418
Carnival PLC	2,056	98,551
Centrica PLC	26,952	31,881
Coca-Cola HBC AG (e)	3,131	106,423
Compass Group PLC	5,704	142,952
Computacenter PLC	343	8,055
Dart Group PLC	6,236	139,928
Diageo PLC	278	11,714
Direct Line Insurance Group PLC	23,103	95,590
EI Group PLC (e)	2,530	9,511
Electrocomponents PLC	3,527	31,722
Evraz PLC	4,624	24,761
Ferrexpo PLC	3,559	7,489
Firstgroup PLC (e)	5,754	9,558
GlaxoSmithKline PLC	4,487	105,431
Glencore PLC (e)	32,652	101,669
Greggs PLC	740	22,572
Highland Gold Mining Ltd.	12,810	33,105
HSBC Holdings PLC	24,833	194,404

	Shares	Value^

Imperial Brands PLC	3,138	$77,635
JD Sports Fashion PLC	2,698	29,968
John Laing Group PLC (a)	1,378	6,957
Legal & General Group PLC	36,067	144,883
Moneysupermarket.com Group PLC	3,211	14,096
National Express Group PLC	12,590	78,470
Persimmon PLC	3,857	137,769
Plus500 Ltd.	1,827	21,442
QinetiQ Group PLC	2,565	12,157
Redrow PLC	1,566	15,457
Rio Tinto PLC	3,999	236,721
Royal Dutch Shell PLC, Class A	14,318	423,526
Royal Dutch Shell PLC, Class B	3,853	114,371
Smith & Nephew PLC	211	5,085
Softcat PLC	740	11,307
Spirent Communications PLC	6,905	23,003
SSE PLC	3,128	59,658
Tate & Lyle PLC	463	4,665
Taylor Wimpey PLC	23,278	59,686
Tesco PLC	24,828	83,909
TUI AG	5,786	73,021
TUI AG	1,015	12,931
Vesuvius PLC	885	5,861

		3,771,671

Total Common Stock (cost—$22,304,342)		24,137,028

PREFERRED STOCK—0.7%

Brazil—0.3%
Cia Brasileira de Distribuicao	2,500	54,621
Cia de Gas de Sao Paulo—COMGAS, Class A	500	17,712

		72,333

Germany—0.4%
Porsche Automobil Holding SE	142	10,536
Volkswagen AG	459	90,349

		100,885

Total Preferred Stock (cost—$144,686)		173,218

EXCHANGE-TRADED FUNDS—0.3%

iShares Core MSCI EAFE (cost—$58,000)	953	62,174

RIGHTS—0.0%

Spain—0.0%
Repsol S.A., expires 1/10/20 (e) (cost—$4,409)	9,331	4,427

	Principal Amount (000s)

Repurchase Agreements—1.0%
State Street Bank and Trust Co., dated 12/31/19, 0.25%, due 1/2/20, proceeds $255,004; collateralized by U.S. Treasury Bonds, 2.50%, due 2/15/46, valued at $265,027 including accrued interest (cost—$255,000)	$255	255,000

Total Investments (cost—$22,766,437) (b)—99.6%		24,631,847

Other assets less liabilities—0.4%		92,885

Net Assets—100.0%		$24,724,732

Schedule of Investments

AllianzGI Best Styles International Equity Fund

December 31, 2019 (unaudited) (continued)

Notes to Schedule of Investments:

(a)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $308,620, representing 1.2% of net assets.

(b)	Securities with an aggregate value of $22,439,899, representing 90.8% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Fair-Valued—Securities with an aggregate value of $82,972, representing 0.3% of net assets.
(d)	Level 3 security.
(e)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

EAFE—Europe, Australasia and Far East

GDR—Global Depositary Receipt

MSCI—Morgan Stanley Capital International

REIT—Real Estate Investment Trust

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Pharmaceuticals	10.5%
Insurance	8.4%
Oil, Gas & Consumable Fuels	7.4%
Banks	5.7%
Household Durables	4.1%
Metals & Mining	3.4%
Textiles, Apparel & Luxury Goods	3.4%
Food Products	3.3%
Food & Staples Retailing	2.9%
Construction & Engineering	2.8%
Trading Companies & Distributors	2.8%
Airlines	2.7%
Semiconductors & Semiconductor Equipment	2.7%
Electric Utilities	2.6%
Diversified Telecommunication Services	2.3%
Machinery	2.2%
Hotels, Restaurants & Leisure	2.1%
Chemicals	1.9%
Wireless Telecommunication Services	1.8%
Automobiles	1.6%
Capital Markets	1.6%
Industrial Conglomerates	1.2%
Road & Rail	1.2%
Multi-Utilities	1.2%
IT Services	1.1%
Beverages	1.1%
Technology Hardware, Storage & Peripherals	1.1%
Personal Products	1.0%
Construction Materials	0.9%
Electronic Equipment, Instruments & Components	0.9%
Real Estate Management & Development	0.8%
Multi-Line Retail	0.8%
Healthcare Equipment & Supplies	0.7%
Gas Utilities	0.7%
Diversified Financial Services	0.7%
Specialty Retail	0.7%
Healthcare Providers & Services	0.7%
Software	0.6%
Auto Components	0.6%
Leisure Equipment & Products	0.6%
Paper & Forest Products	0.6%
Aerospace & Defense	0.5%
Equity Real Estate Investment Trusts (REITs)	0.5%
Containers & Packaging	0.5%
Air Freight & Logistics	0.5%
Entertainment	0.4%
Transportation Infrastructure	0.3%
Media	0.3%
Tobacco	0.3%
Independent Power Producers & Energy Traders	0.3%
Exchange-Traded Funds	0.3%
Commercial Services & Supplies	0.2%
Building Products	0.2%
Interactive Media & Services	0.1%
Water Utilities	0.1%
Diversified Consumer Services	0.1%
Consumer Finance	0.1%
Internet & Direct Marketing Retail	0.1%
Life Sciences Tools & Services	0.1%
Communications Equipment	0.1%
Marine	0.1%
Electrical Equipment	0.1%
Professional Services	0.0%
Repurchase Agreements	1.0%
Other assets less liabilities	0.4%

100.0%

Schedule of Investments

AllianzGI Best Styles U.S. Equity Fund

December 31, 2019 (unaudited)

	Shares	Value^

COMMON STOCK—98.5%
Aerospace & Defense—2.5%
Boeing Co.	575	$187,312
CAE, Inc.	660	17,474
General Dynamics Corp.	509	89,762
Huntington Ingalls Industries, Inc.	158	39,639
L3Harris Technologies, Inc.	1,197	236,850
Lockheed Martin Corp.	900	350,442
Mercury Systems, Inc. (b)	166	11,472
Northrop Grumman Corp.	787	270,705

		1,203,656

Auto Components—0.2%
Magna International, Inc.	1,292	70,841
Tenneco, Inc. Class A	2,688	35,213

		106,054

Automobiles—0.5%
General Motors Co.	6,768	247,709

Banks—4.3%
Bank of America Corp.	18,677	657,804
Bank of Nova Scotia	1,088	61,457
Citigroup, Inc.	2,197	175,518
Citizens Financial Group, Inc.	3,914	158,948
Comerica, Inc.	1,780	127,715
JPMorgan Chase & Co.	4,756	662,986
Laurentian Bank of Canada	1,025	35,070
Popular, Inc.	1,073	63,039
Regions Financial Corp.	3,872	66,444
Wells Fargo & Co.	860	46,268

		2,055,249

Beverages—1.1%
Coca-Cola Co.	5,377	297,617
Constellation Brands, Inc., Class A	1,080	204,930
PepsiCo, Inc.	303	41,411

		543,958

Biotechnology—1.8%
AbbVie, Inc.	2,516	222,766
Alexion Pharmaceuticals, Inc. (b)	553	59,807
Amgen, Inc.	1,918	462,372
Biogen, Inc. (b)	297	88,129
Myriad Genetics, Inc. (b)	277	7,543
Vanda Pharmaceuticals, Inc. (b)	875	14,359

		854,976

Building Products—0.8%
Allegion PLC	1,122	139,734
Armstrong World Industries, Inc.	549	51,590
Johnson Controls International PLC	4,786	194,838

		386,162

Capital Markets—2.1%
Ameriprise Financial, Inc.	1,064	177,241
Apollo Investment Corp.	1,075	18,770
Cohen & Steers, Inc.	279	17,510
Legg Mason, Inc.	688	24,706
Moody’s Corp.	762	180,906
Morgan Stanley	5,829	297,979
S&P Global, Inc.	1,118	305,270

		1,022,382

Chemicals—0.6%
Air Products & Chemicals, Inc.	250	58,748
Cabot Corp.	238	11,310
Celanese Corp.	384	47,278
Corteva, Inc. (b)	915	27,047
LyondellBasell Industries NV, Class A	1,288	121,690
Rayonier Advanced Materials, Inc.	2,240	8,602

		274,675

	Shares	Value^

Commercial Services & Supplies—1.2%
Advanced Disposal Services, Inc. (b)	2,452	$80,597
Brady Corp., Class A	548	31,379
Cintas Corp.	679	182,705
McGrath RentCorp	147	11,251
Tetra Tech, Inc.	411	35,412
Transcontinental, Inc., Class A	577	7,052
Waste Management, Inc.	2,117	241,253

		589,649

Communications Equipment—1.5%
Cisco Systems, Inc.	12,889	618,156
Juniper Networks, Inc.	3,954	97,387

		715,543

Construction & Engineering—0.2%
AECOM (b)	1,557	67,153
Aecon Group, Inc.	1,179	15,907
Badger Daylighting Ltd.	419	11,339

		94,399

Construction Materials—0.3%
Summit Materials, Inc., Class A (b)	1,609	38,455
Vulcan Materials Co.	653	94,026

		132,481

Consumer Finance—1.2%
Ally Financial, Inc.	3,521	107,602
Capital One Financial Corp.	1,519	156,320
OneMain Holdings, Inc.	817	34,437
Santander Consumer USA Holdings, Inc.	4,897	114,443
Synchrony Financial	4,703	169,355

		582,157

Containers & Packaging—0.0%
Silgan Holdings, Inc.	634	19,705

Distributors—0.1%
Pool Corp.	291	61,803

Diversified Consumer Services—0.1%
Bright Horizons Family Solutions, Inc. (b)	335	50,347

Diversified Financial Services—1.1%
Berkshire Hathaway, Inc., Class B (b)	2,056	465,684
Onex Corp.	153	9,681
Voya Financial, Inc.	1,168	71,225

		546,590

Diversified Telecommunication Services—2.2%
AT&T, Inc.	10,410	406,823
Verizon Communications, Inc.	10,080	618,912

		1,025,735

Electric Utilities—0.9%
Emera, Inc.	376	16,154
Entergy Corp.	629	75,354
Exelon Corp.	5,320	242,539
Fortis, Inc.	553	22,945
Hydro One Ltd. (a)	978	18,889
Portland General Electric Co.	241	13,446
PPL Corp.	424	15,213

		404,540

Electrical Equipment—0.5%
Eaton Corp. PLC	2,407	227,991
Regal Beloit Corp.	67	5,736

		233,727

Electronic Equipment, Instruments & Components—0.7%
CDW Corp.	1,084	154,839
Knowles Corp. (b)	921	19,479
SYNNEX Corp.	418	53,838
Tech Data Corp. (b)	412	59,163
Vishay Intertechnology, Inc.	1,172	24,952

		312,271

Schedule of Investments

AllianzGI Best Styles U.S. Equity Fund

December 31, 2019 (unaudited) (continued)

	Shares	Value^

Energy Equipment & Services—0.0%
Hermitage Offshore Services Ltd. (b)	28	$28
Mammoth Energy Services, Inc.	2,878	6,332

		6,360

Entertainment—1.3%
AMC Entertainment Holdings, Inc., Class A	2,520	18,245
Take-Two Interactive Software, Inc. (b)	1,376	168,463
Walt Disney Co.	2,903	419,861

		606,569

Equity Real Estate Investment Trusts (REITs)—1.7%
American Tower Corp.	1,450	333,239
Apple Hospitality REIT, Inc.	1,669	27,121
Brixmor Property Group, Inc.	2,470	53,377
Canadian Apartment Properties REIT	886	36,169
Douglas Emmett, Inc.	842	36,964
Essex Property Trust, Inc.	432	129,971
Global Net Lease, Inc.	688	13,953
Granite Real Estate Investment Trust	266	13,515
Innovative Industrial Properties, Inc.	114	8,649
MGM Growth Properties LLC, Class A	290	8,981
Mid-America Apartment Communities, Inc.	658	86,764
PS Business Parks, Inc.	294	48,472

		797,175

Food & Staples Retailing—1.3%
Alimentation Couche-Tard, Inc., Class B	979	31,069
Costco Wholesale Corp.	657	193,105
Empire Co., Ltd., Class A	1,902	44,615
Kroger Co.	2,729	79,114
Metro, Inc.	640	26,412
Walmart, Inc.	1,897	225,440

		599,755

Food Products—0.9%
General Mills, Inc.	3,915	209,687
Simply Good Foods Co. (b)	1,084	30,937
Tyson Foods, Inc., Class A	2,187	199,105

		439,729

Healthcare Equipment & Supplies—3.6%
Abbott Laboratories	5,327	462,703
Boston Scientific Corp. (b)	1,660	75,065
CONMED Corp.	167	18,676
Cutera, Inc. (b)	526	18,836
Hologic, Inc. (b)	1,345	70,222
Integer Holdings Corp. (b)	182	14,638
Intuitive Surgical, Inc. (b)	457	270,156
Masimo Corp. (b)	459	72,550
Medtronic PLC	2,971	337,060
STERIS PLC	671	102,274
Stryker Corp.	1,328	278,800

		1,720,980

Healthcare Providers & Services—4.4%
Anthem, Inc.	551	166,418
Centene Corp. (b)	2,341	147,179
Chemed Corp.	73	32,066
Cigna Corp.	1,386	283,423
CVS Health Corp.	1,846	137,139
HCA Healthcare, Inc.	349	51,586
Humana, Inc.	593	217,346
Laboratory Corp. of America Holdings (b)	968	163,756
MEDNAX, Inc. (b)	1,637	45,492
Molina Healthcare, Inc. (b)	340	46,135

	Shares	Value^

Patterson Cos., Inc.	3,273	$67,031
UnitedHealth Group, Inc.	2,321	682,328
Universal Health Services, Inc., Class B	445	63,840

		2,103,739

Healthcare Technology—0.0%
Allscripts Healthcare Solutions, Inc. (b)	2,078	20,396

Hotels, Restaurants & Leisure—2.7%
Chipotle Mexican Grill, Inc. (b)	270	226,020
Darden Restaurants, Inc.	664	72,383
Dunkin’ Brands Group, Inc.	652	49,252
Hilton Worldwide Holdings, Inc.	1,412	156,605
Restaurant Brands International, Inc.	2,747	175,176
Starbucks Corp.	4,467	392,738
Wingstop, Inc.	183	15,780
Yum! Brands, Inc.	1,752	176,479

		1,264,433

Household Durables—0.3%
MDC Holdings, Inc.	721	27,513
PulteGroup, Inc.	2,345	90,986

		118,499

Household Products—3.0%
Church & Dwight Co., Inc.	2,469	173,670
Colgate-Palmolive Co.	3,360	231,302
Kimberly-Clark Corp.	1,815	249,653
Procter & Gamble Co.	5,916	738,908
Spectrum Brands Holdings, Inc.	744	47,832

		1,441,365

Independent Power Producers & Energy Traders—0.3%
AES Corp.	4,984	99,182
Brookfield Renewable Partners L.P.	303	14,070
Capital Power Corp.	825	21,849

		135,101

Industrial Conglomerates—0.9%
Carlisle Cos., Inc.	699	113,126
Honeywell International, Inc.	1,832	324,264

		437,390

Insurance—3.4%
Aflac, Inc.	3,950	208,955
Allstate Corp.	813	91,422
American Equity Investment Life Holding Co.	430	12,870
Assurant, Inc.	678	88,872
Assured Guaranty Ltd.	511	25,049
CNA Financial Corp.	384	17,207
First American Financial Corp.	1,128	65,785
Genworth Financial, Inc., Class A (b)	3,864	17,002
Hartford Financial Services Group, Inc.	2,189	133,025
Intact Financial Corp.	220	23,790
Loews Corp.	1,588	83,354
Manulife Financial Corp.	7,498	152,206
MetLife, Inc.	4,510	229,875
Principal Financial Group, Inc.	2,302	126,610
Progressive Corp.	2,813	203,633
Prudential Financial, Inc.	428	40,121
RenaissanceRe Holdings Ltd.	213	41,752
Universal Insurance Holdings, Inc.	610	17,074
Unum Group	1,512	44,090

		1,622,692

Interactive Media & Services—5.4%
Alphabet, Inc., Class A (b)	532	712,555
Alphabet, Inc., Class C (b)	531	709,958
Facebook, Inc., Class A (b)	5,482	1,125,181

		2,547,694

Schedule of Investments

AllianzGI Best Styles U.S. Equity Fund

December 31, 2019 (unaudited) (continued)

	Shares	Value^

Internet & Direct Marketing Retail—3.1%
Amazon.com, Inc. (b)	699	$1,291,640
Booking Holdings, Inc. (b)	99	203,319

		1,494,959

IT Services—3.9%
Automatic Data Processing, Inc.	1,589	270,924
DXC Technology Co.	1,996	75,030
Fiserv, Inc. (b)	727	84,063
Genpact Ltd.	1,334	56,255
International Business Machines Corp.	1,000	134,040
Leidos Holdings, Inc.	1,000	97,890
Mastercard, Inc., Class A	899	268,432
Paychex, Inc.	897	76,299
PayPal Holdings, Inc. (b)	3,442	372,321
Visa, Inc., Class A	2,251	422,963

		1,858,217

Life Sciences Tools & Services—1.6%
Bio-Rad Laboratories, Inc., Class A (b)	317	117,300
IQVIA Holdings, Inc. (b)	774	119,591
Medpace Holdings, Inc. (b)	624	52,453
PRA Health Sciences, Inc. (b)	307	34,123
Thermo Fisher Scientific, Inc.	1,354	439,874

		763,341

Machinery—1.1%
Ingersoll-Rand PLC	1,720	228,622
Oshkosh Corp.	738	69,852
PACCAR, Inc.	2,276	180,032
Timken Co.	675	38,009
Watts Water Technologies, Inc., Class A	100	9,976

		526,491

Media—0.8%
Cable One, Inc.	75	111,635
Cogeco Communications, Inc.	307	26,762
Comcast Corp., Class A	1,484	66,736
ViacomCBS, Inc., Class B	3,766	158,059

		363,192

Metals & Mining—0.5%
Franco-Nevada Corp.	680	70,218
Kirkland Lake Gold Ltd.	760	33,501
OceanaGold Corp.	2,987	5,865
Reliance Steel & Aluminum Co.	257	30,778
Royal Gold, Inc.	316	38,631
Teck Resources Ltd., Class B	2,421	41,986
Wheaton Precious Metals Corp.	506	15,057

		236,036

Mortgage Real Estate Investment Trusts (REITs)—1.3%
AGNC Investment Corp.	6,508	115,061
Annaly Capital Management, Inc.	12,007	113,106
Anworth Mortgage Asset Corp.	2,269	7,987
Arbor Realty Trust, Inc.	4,843	69,497
ARMOUR Residential REIT, Inc.	2,415	43,156
Chimera Investment Corp.	4,379	90,032
Granite Point Mortgage Trust, Inc.	1,016	18,674
Invesco Mortgage Capital, Inc.	1,945	32,384
MFA Financial, Inc.	11,306	86,491
TPG RE Finance Trust, Inc.	358	7,257

	Shares	Value^

Two Harbors Investment Corp.	3,157	$46,155
Western Asset Mortgage Capital Corp.	441	4,556

		634,356

Multi-Line Retail—0.1%
Macy’s, Inc.	3,638	61,846

Multi-Utilities—0.7%
Ameren Corp.	1,642	126,105
Black Hills Corp.	587	46,103
Canadian Utilities Ltd., Class A	448	13,514
Dominion Energy, Inc.	605	50,106
DTE Energy Co.	215	27,922
MDU Resources Group, Inc.	1,578	46,882
NorthWestern Corp.	386	27,665

		338,297

Oil, Gas & Consumable Fuels—4.2%
Cabot Oil & Gas Corp.	2,567	44,691
Chevron Corp.	2,045	246,443
ConocoPhillips	4,895	318,322
Enbridge, Inc.	3,721	147,946
EOG Resources, Inc.	1,262	105,705
Exxon Mobil Corp.	3,595	250,859
Husky Energy, Inc.	2,042	16,386
Inter Pipeline Ltd.	1,408	24,440
Keyera Corp.	538	14,095
Kinder Morgan, Inc.	10,666	225,799
ONEOK, Inc.	2,674	202,341
Peabody Energy Corp.	622	5,673
Pioneer Natural Resources Co.	353	53,434
Suncor Energy, Inc.	2,647	86,755
TC Energy Corp.	1,757	93,577
Unit Corp. (b)	2,371	1,649
Valero Energy Corp.	1,784	167,072

		2,005,187

Personal Products—0.6%
Estee Lauder Cos., Inc., Class A	1,410	291,221

Pharmaceuticals—5.3%
Allergan PLC	822	157,142
Bristol-Myers Squibb Co.	4,305	276,338
Eli Lilly & Co.	652	85,692
Johnson & Johnson	4,785	697,988
Merck & Co., Inc.	6,748	613,731
Pfizer, Inc.	12,462	488,261
Zoetis, Inc.	1,568	207,525

		2,526,677

Professional Services—1.2%
CoStar Group, Inc. (b)	237	141,797
Exponent, Inc.	570	39,336
Thomson Reuters Corp.	645	46,139
TransUnion	1,591	136,205
Verisk Analytics, Inc.	1,273	190,110

		553,587

Road & Rail—0.7%
Ryder System, Inc.	1,561	84,778
Union Pacific Corp.	1,315	237,739

		322,517

Schedule of Investments

AllianzGI Best Styles U.S. Equity Fund

December 31, 2019 (unaudited) (continued)

	Shares	Value^

Semiconductors & Semiconductor Equipment—2.8%
Amkor Technology, Inc. (b)	1,048	$13,624
Applied Materials, Inc.	1,967	120,066
Broadcom, Inc.	187	59,096
Entegris, Inc.	1,435	71,879
FormFactor, Inc. (b)	985	25,580
Intel Corp.	9,132	546,550
KLA Corp.	648	115,454
Lam Research Corp.	1,024	299,418
Micron Technology, Inc. (b)	1,738	93,470

		1,345,137

Software—8.3%
Adobe, Inc. (b)	1,033	340,694
Cadence Design Systems, Inc. (b)	728	50,494
Fortinet, Inc. (b)	1,321	141,030
Intuit, Inc.	1,188	311,173
LogMeIn, Inc.	622	53,330
Microsoft Corp.	14,127	2,227,828
Oracle Corp.	7,789	412,661
Salesforce.com, Inc. (b)	2,606	423,840
SPS Commerce, Inc. (b)	170	9,421

		3,970,471

Specialty Retail—1.9%
Best Buy Co., Inc.	1,520	133,456
Home Depot, Inc.	848	185,186
MarineMax, Inc. (b)	897	14,971
O’Reilly Automotive, Inc. (b)	451	197,655
Rent-A-Center, Inc.	1,122	32,359
Ross Stores, Inc.	2,041	237,613
Tractor Supply Co.	955	89,235

		890,475

Technology Hardware, Storage & Peripherals—4.8%
Apple, Inc.	7,491	2,199,732
Xerox Holdings, Corp. (b)	2,650	97,706

		2,297,438

Textiles, Apparel & Luxury Goods—0.4%
NIKE, Inc., Class B	1,665	168,681

Thrifts & Mortgage Finance—0.5%
Essent Group Ltd.	1,572	81,729
Flagstar Bancorp, Inc.	492	18,819
Genworth MI Canada, Inc.	1,120	49,007
New York Community Bancorp, Inc.	5,561	66,843

		216,398

Tobacco—1.0%
Altria Group, Inc.	1,961	97,873
Philip Morris International, Inc.	4,496	382,565

		480,438

Trading Companies & Distributors—0.2%
Aircastle Ltd.	2,078	66,517
GMS, Inc. (b)	546	14,785

		81,302

Wireless Telecommunication Services—0.4%
Rogers Communications, Inc., Class B	432	21,451
T-Mobile U.S., Inc. (b)	1,681	131,824
Telephone & Data Systems, Inc.	1,152	29,296

		182,571

Total Common Stock (cost—$38,477,195)		46,934,480

	Principal Amount (000s)	Value^

Repurchase Agreements—1.3%
State Street Bank and Trust Co., dated 12/31/19, 0.25%, due 1/2/20, proceeds $621,009; collateralized by U.S. Treasury Bonds, 2.50%, due 2/15/46, valued at $633,986 including accrued interest (cost—$621,000)	$621	$621,000

Total Investments (cost—$39,098,195)—99.8%		47,555,480

Other assets less liabilities—0.2%		83,455

Net Assets—100.0%		$47,638,935

Notes to Schedule of Investments:

(a)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Security with a value of $18,889, representing less than 0.05% of net assets.

(b)	Non-income producing.

Glossary:

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI Convertible Fund

December 31, 2019 (unaudited)

	Principal Amount (000s)	Value^

CONVERTIBLE BONDS & NOTES—78.9%

Aerospace & Defense—0.5%
Aerojet Rocketdyne Holdings, Inc.,
2.25%, 12/15/23	$2,285	$4,155,890

Auto Components—1.0%
Meritor, Inc.,
3.25%, 10/15/37	7,340	8,004,211

Auto Manufacturers—2.3%
Tesla, Inc.,
1.25%, 3/1/21	14,845	18,959,127

Biotechnology—5.4%
Apellis Pharmaceuticals, Inc. (a)(b),
3.50%, 9/15/26	4,025	4,165,875
Exact Sciences Corp.,
0.375%, 3/15/27	9,355	10,623,772
Halozyme Therapeutics, Inc. (a)(b),
1.25%, 12/1/24	3,845	3,841,477
Illumina, Inc.,
zero coupon, 8/15/23	4,315	4,776,733
0.50%, 6/15/21	1,205	1,681,376
Insmed, Inc.,
1.75%, 1/15/25	6,105	5,896,273
Karyopharm Therapeutics, Inc.,
3.00%, 10/15/25	3,215	4,595,441
PTC Therapeutics, Inc.,
1.50%, 9/15/26 (a)(b)	4,020	4,694,635
3.00%, 8/15/22	3,855	4,461,512

		44,737,094

Commercial Services—2.6%
Chegg, Inc. (a)(b),
0.125%, 3/15/25	5,885	6,067,484
Euronet Worldwide, Inc. (a)(b),
0.75%, 3/15/49	4,905	5,862,876
FTI Consulting, Inc.,
2.00%, 8/15/23	4,165	5,231,683
Square, Inc.,
0.50%, 5/15/23	4,050	4,535,911

		21,697,954

Computers—3.2%
CyberArk Software Ltd. (a)(b),
zero coupon, 11/15/24	6,155	6,386,853
Lumentum Holdings, Inc.,
0.25%, 3/15/24	3,340	4,884,750
0.50%, 12/15/26, Ser. QIB (a)(b)	6,135	6,671,812
Pure Storage, Inc.,
0.125%, 4/15/23	4,075	4,061,357
Rapid7, Inc.,
1.25%, 8/1/23	2,865	4,276,132

		26,280,904

Diversified Financial Services—0.8%
GS Finance Corp. (Fidelity National Information Services, Inc.) (d)(e),
zero coupon, 6/5/23	3,130	4,835,505
LendingTree, Inc.,
0.625%, 6/1/22	1,305	2,044,797

		6,880,302

Engineering & Construction—1.0%
KBR, Inc. (a)(b),
2.50%, 11/1/23	6,100	8,105,375

	Principal Amount (000s)	Value^

Entertainment—0.6%
Live Nation Entertainment, Inc.,
2.50%, 3/15/23	$4,340	$5,303,046

Equity Real Estate Investment Trusts (REITs)—0.9%
Blackstone Mortgage Trust, Inc.,
4.375%, 5/5/22	6,900	7,359,132

Healthcare-Products—4.3%
CONMED Corp. (a)(b),
2.625%, 2/1/24	5,680	7,867,081
Insulet Corp. (a)(b),
0.375%, 9/1/26	9,615	10,018,722
Nevro Corp.,
1.75%, 6/1/21	3,235	4,394,608
NuVasive, Inc.,
2.25%, 3/15/21	2,720	3,630,689
Repligen Corp.,
0.375%, 7/15/24	8,785	9,519,030

		35,430,130

Healthcare-Services—2.1%
Anthem, Inc.,
2.75%, 10/15/42	2,400	10,091,271
Teladoc Health, Inc.,
1.375%, 5/15/25	4,290	7,461,731

		17,553,002

Home Builders—0.9%
Winnebago Industries, Inc. (a)(b),
1.50%, 4/1/25	7,295	7,828,124

Insurance—0.5%
AXA S.A. (a)(b),
7.25%, 5/15/21	3,420	3,949,673

Internet—9.7%
Booking Holdings, Inc.,
0.35%, 6/15/20	2,785	4,328,944
Etsy, Inc. (a)(b),
0.125%, 10/1/26	5,625	5,087,494
IAC Financeco 2, Inc. (a)(b),
0.875%, 6/15/26	10,060	11,330,578
Okta, Inc. (a)(b),
0.125%, 9/1/25	10,755	10,455,116
Palo Alto Networks, Inc.,
0.75%, 7/1/23	5,825	6,439,485
Proofpoint, Inc. (a)(b),
0.25%, 8/15/24	7,050	7,278,429
Q2 Holdings, Inc. (a)(b),
0.75%, 6/1/26	7,405	8,547,513
RingCentral, Inc.,
zero coupon, 3/15/23	3,730	7,841,580
Snap, Inc. (a)(b),
0.75%, 8/1/26	9,785	10,204,676
Wix.com Ltd.,
zero coupon, 7/1/23	2,395	2,736,287
Zillow Group, Inc. (a)(b),
1.375%, 9/1/26	5,025	6,138,917

		80,389,019

Iron/Steel—0.5%
Cleveland-Cliffs, Inc.,
1.50%, 1/15/25	3,610	4,324,211

Lodging—0.7%
Caesars Entertainment Corp.,
5.00%, 10/1/24	3,025	5,826,906

Schedule of Investments

AllianzGI Convertible Fund

December 31, 2019 (unaudited) (continued)

	Principal Amount (000s)	Value^

Media—5.6%
DISH Network Corp.,
2.375%, 3/15/24	$5,030	$4,611,756
3.375%, 8/15/26	12,070	11,640,308
Liberty Media Corp-Liberty Formula One,
1.00%, 1/30/23	6,555	8,735,867
Liberty Media Corp.,
1.375%, 10/15/23	4,745	6,396,734
2.25%, 12/1/48 (a)(b)	2,020	2,402,538
2.75%, 12/1/49 (a)(b)	8,385	8,825,212
World Wrestling Entertainment, Inc.,
3.375%, 12/15/23	1,330	3,580,194

		46,192,609

Mining—0.6%
SSR Mining, Inc. (a)(b),
2.50%, 4/1/39	3,725	4,840,638

Oil, Gas & Consumable Fuels—1.3%
Helix Energy Solutions Group, Inc.,
4.125%, 9/15/23	3,605	4,668,475
Transocean, Inc.,
0.50%, 1/30/23	6,005	6,012,506

		10,680,981

Pharmaceuticals—4.8%
DexCom, Inc.,
0.75%, 12/1/23	8,105	12,025,365
Flexion Therapeutics, Inc.,
3.375%, 5/1/24	765	820,014
Horizon Pharma Investment Ltd.,
2.50%, 3/15/22	7,440	9,862,651
Neurocrine Biosciences, Inc.,
2.25%, 5/15/24	5,120	7,865,791
Sarepta Therapeutics, Inc.,
1.50%, 11/15/24	4,970	9,679,075

		40,252,896

Pipelines—0.9%
Cheniere Energy, Inc.,
4.25%, 3/15/45	9,600	7,608,505

Retail—1.5%
Guess?, Inc. (a)(b),
2.00%, 4/15/24	2,460	2,704,463
RH,
zero coupon, 6/15/23	2,130	2,707,882
zero coupon, 9/15/24 (a)(b)	5,825	6,921,509

		12,333,854

Semiconductors—9.9%
Advanced Micro Devices, Inc.,
2.125%, 9/1/26	1,745	10,115,659
Inphi Corp.,
0.75%, 9/1/21	4,690	6,640,361
Microchip Technology, Inc.,
1.625%, 2/15/27	17,290	24,681,475
Micron Technology, Inc., Ser. D,
3.125%, 5/1/32	1,880	10,129,768
Novellus Systems, Inc.,
2.625%, 5/15/41	840	7,667,776
ON Semiconductor Corp.,
1.625%, 10/15/23	8,490	11,726,813
Silicon Laboratories, Inc.,
1.375%, 3/1/22	4,060	5,406,176
Teradyne, Inc.,
1.25%, 12/15/23	2,700	5,928,210

		82,296,238

	Principal Amount (000s)	Value^

Software—14.5%
Akamai Technologies, Inc.,
0.125%, 5/1/25	$8,475	$9,405,103
Alteryx, Inc. (a)(b),
0.50%, 8/1/24	4,555	4,362,270
1.00%, 8/1/26	5,755	5,407,338
Atlassian, Inc.,
0.625%, 5/1/23	4,395	6,956,388
Coupa Software, Inc. (a)(b),
0.125%, 6/15/25	7,920	9,384,110
DocuSign, Inc.,
0.50%, 9/15/23	5,935	7,399,083
Envestnet, Inc.,
1.75%, 6/1/23	7,410	8,904,213
Everbridge, Inc. (a)(b),
0.125%, 12/15/24	4,135	4,107,085
Five9, Inc.,
0.125%, 5/1/23	4,380	7,408,811
j2 Global, Inc.,
1.75%, 11/1/26 (a)(b)	6,575	6,703,149
3.25%, 6/15/29	2,000	2,900,531
LivePerson, Inc. (a)(b),
0.75%, 3/1/24	4,805	5,780,149
MongoDB, Inc.,
0.75%, 6/15/24	945	1,913,034
Nutanix, Inc.,
zero coupon, 1/15/23	5,340	5,324,841
Sea Ltd. (a)(b),
1.00%, 12/1/24	5,910	6,461,414
ServiceNow, Inc.,
zero coupon, 6/1/22	3,985	8,416,954
Splunk, Inc.,
1.125%, 9/15/25	11,855	14,648,335
Zynga, Inc. (a)(b),
0.25%, 6/1/24	4,800	4,902,000

		120,384,808

Telecommunications—2.0%
GCI Liberty, Inc. (a)(b),
1.75%, 9/30/46	5,730	7,915,995
Viavi Solutions, Inc.,
1.00%, 3/1/24	6,925	8,950,516

		16,866,511

Transportation—0.8%
Air Transport Services Group, Inc.,
1.125%, 10/15/24	6,500	6,348,968

Total Convertible Bonds & Notes (cost—$571,805,579)		654,590,108

	Shares

CONVERTIBLE PREFERRED STOCK—17.1%

Banks—4.1%
Bank of America Corp., Ser. L (c),
7.25%	12,865	18,641,385
Wells Fargo & Co., Ser. L (c),
7.50%	10,875	15,768,750

		34,410,135

Electric Utilities—2.1%
NextEra Energy, Inc.,
4.872%, 9/1/22	64,030	3,283,458
Sempra Energy, Ser. A,
6.00%, 1/15/21	54,445	6,534,489
Southern Co., Ser. 2019,
6.75%, 8/1/22	136,850	7,376,215

		17,194,162

Schedule of Investments

AllianzGI Convertible Fund

December 31, 2019 (unaudited) (continued)

	Shares	Value^

Electronics—0.6%
Fortive Corp., Ser. A,
5.00%, 7/1/21	5,415	$5,267,495

Equity Real Estate Investment Trusts (REITs)—1.6%
Crown Castle International Corp., Ser. A,
6.875%, 8/1/20	10,720	13,740,253

Hand/Machine Tools—2.6%
Colfax Corp.,
5.75%, 1/15/22	52,145	8,226,395
Stanley Black & Decker, Inc.,
5.375%, 5/15/20	119,600	13,051,948

		21,278,343

Healthcare-Products—2.2%
Avantor, Inc., Ser. A,
6.25%, 5/15/22	58,860	3,708,180
Danaher Corp., Ser. A,
4.75%, 4/15/22	12,265	14,460,926

		18,169,106

Insurance—0.8%
Assurant, Inc., Ser. D,
6.50%, 3/15/21	50,200	6,456,724

Pharmaceuticals—0.9%
Becton Dickinson and Co., Ser. A,
6.125%, 5/1/20	114,810	7,515,463

Semiconductors—2.2%
Broadcom, Inc., Ser. A,
8.00%, 9/30/22	15,290	18,011,161

Total Convertible Preferred Stock (cost—$124,896,643)		142,042,842

	Principal Amount (000s)

Repurchase Agreements—3.5%
State Street Bank and Trust Co., dated 12/31/19, 0.25%, due 1/2/20, proceeds $28,778,400; collateralized by U.S. Treasury Bonds, 3.00%, due 11/15/45, valued at $29,357,076 including accrued interest (cost—$28,778,000)	$28,778	28,778,000

Total Investments (cost—$725,480,222)—99.5%		825,410,950

Other assets less liabilities—0.5%		4,417,882

Net Assets—100.0%		$829,828,832

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $215,220,580, representing 25.9% of net assets.
(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $215,220,580, representing 25.9% of net assets.

(c)	Perpetual maturity. The date shown, if any, is the next call date.
(d)	Level 3 security.
(e)

Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer (synthetic convertible securities). Such entity is identified in the parenthetical.

Glossary:

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI Core Bond Fund

December 31, 2019 (unaudited)

	Principal Amount (000s)	Value^

U.S. GOVERNMENT AGENCY SECURITIES—37.5%

Fannie Mae, MBS, Pool, 30 Year,
3.00%, 9/1/49	$681	$690,593
3.50%, 4/1/48	757	797,333
4.00%, 6/1/48	1,627	1,707,589
4.50%, 8/1/48	812	865,995
Fannie Mae UMBS, MBS, TBA, (c)
2.50%, 1/16/35, 15 Year	315	317,686
3.00%, 1/16/35, 15 Year	360	368,862
3.00%, 1/14/50, 30 Year	615	623,383
3.50%, 1/14/50, 30 Year	1,310	1,346,980
4.00%, 1/14/50, 30 Year	195	202,786
Freddie Mac, MBS,
3.00%, 1/1/46 Pool, 30 Year	1,136	1,163,453
3.50%, 7/1/49 Pool, 30 Year	733	753,150
Ginnie Mae, MBS,
3.00%, 1/21/50 TBA, 30 Year (c)	375	384,974
3.50%, 2/20/48 Pool, 30 Year	947	989,644
4.00%, 3/20/48 Pool, 30 Year	409	427,770
United States Small Business Administration, ABS,
2.15%, 8/1/39 Series 2019-20, Class H1	150	148,718
2.60%, 6/1/39 Series 2019-20, Class F1	104	104,790
2.85%, 10/1/37 Series 2017-20, Class J1	166	169,372
2.88%, 5/1/39 Series 2019-20, Class E1	159	161,507
2.92%, 1/1/38 Series 2018-20, Class A1	293	299,688
3.20%, 3/1/39 Series 2019-20, Class C1	88	91,897
3.26%, 2/1/39 Series 2019-20, Class B1	97	101,495
3.37%, 1/1/39 Series 2019-20, Class A1	215	224,973
3.50%, 5/1/38 Series 2018-20, Class E1	227	240,927
3.53%, 9/1/38 Series 2018-20, Class I1	253	268,505
3.54%, 7/1/38 Series 2018-20, Class G1	192	204,532
3.58%, 8/1/38 Series 2018-20, Class H1	282	298,925

Total U.S. Government Agency Securities (cost—$12,786,506)		12,955,527

CORPORATE BONDS & NOTES—26.7%

Aerospace & Defense—2.6%
Boeing Co.,
2.95%, 2/1/30	259	265,018
L3Harris Technologies, Inc.,
4.40%, 6/15/28	205	228,815
Northrop Grumman Corp.,
2.93%, 1/15/25	70	72,158
Northrop Grumman Systems Corp.,
7.875%, 3/1/26	205	263,409
United Technologies Corp.,
6.125%, 7/15/38	55	76,713

		906,113

	Principal Amount (000s)	Value^

Banks—4.7%
Bank of America Corp. (e),
2.884%, 10/22/30 (converts to FRN on 10/22/29)	$213	$215,459
3.366%, 1/23/26 (converts to FRN on 1/23/25)	380	397,633
Citigroup, Inc., (converts to FRN on 11/5/29) (e),
2.976%, 11/5/30	110	111,737
First Maryland Capital II, 3 mo. LIBOR + 0.850% (e),
2.759%, 2/1/27	275	260,562
JPMorgan Chase & Co., 3 mo. LIBOR + 0.950% (e),
2.852%, 2/1/37	404	357,540
KeyCorp,
2.55%, 10/1/29	250	244,511
Truist Financial Corp., Ser. M, (converts to FRN on 12/15/27) (d)(e),
5.125%, 12/15/27	40	41,156

		1,628,598

Electric Utilities—4.5%
Alabama Power Co.,
2.80%, 4/1/25	170	173,637
Commonwealth Edison Co.,
5.90%, 3/15/36	75	99,955
Consolidated Edison Co. of New York, Inc.,
3.70%, 11/15/59	70	70,668
5.70%, 12/1/36, Ser. 06-E	30	38,837
DTE Electric Co., Ser. A,
6.625%, 6/1/36	25	35,000
Edison International,
2.95%, 3/15/23	140	140,312
3.55%, 11/15/24	215	218,486
Jersey Central Power & Light Co.,
4.30%, 1/15/26 (a)(b)	130	141,446
6.15%, 6/1/37	60	77,667
NextEra Energy Capital Holdings, Inc.,
2.75%, 11/1/29	86	86,156
Pennsylvania Electric Co. (a)(b),
3.25%, 3/15/28	40	41,162
San Diego Gas & Electric Co., Ser. NNN,
3.60%, 9/1/23	145	151,465
Sempra Energy,
3.55%, 6/15/24	215	224,715
Southern California Edison Co.,
1.845%, 2/1/22	18	17,656
3.90%, 12/1/41	42	41,308

		1,558,470

Healthcare-Products—0.4%
DH Europe Finance II Sarl,
2.05%, 11/15/22	143	143,292

Healthcare-Services—0.4%
UnitedHealth Group, Inc.,
3.50%, 8/15/39	123	128,900

Schedule of Investments

AllianzGI Core Bond Fund

December 31, 2019 (unaudited) (continued)

	Principal Amount (000s)	Value^

Insurance—0.5%
New York Life Insurance Co. (a)(b),
4.45%, 5/15/69	$165	$187,771

Media—2.5%
Charter Communications Operating LLC,
4.908%, 7/23/25	335	369,294
Comcast Corp.,
2.35%, 1/15/27	300	299,708
Time Warner Cable LLC,
4.50%, 9/15/42	30	30,175
6.55%, 5/1/37	30	37,074
ViacomCBS, Inc., (converts to FRN on 2/28/27) (e),
6.25%, 2/28/57	45	49,985
Walt Disney Co.,
7.30%, 4/30/28	55	73,607

		859,843

Miscellaneous Manufacturing—1.4%
3M Co.,
3.25%, 8/26/49	57	55,405
General Electric Co., 3 mo. LIBOR + 1.000%,
3.001%, 4/15/23 (e)	180	180,602
4.625%, 1/7/21	230	236,233

		472,240

Oil, Gas & Consumable Fuels—1.9%
Boston Gas Co. (a)(b),
3.15%, 8/1/27	143	147,761
Cenovus Energy, Inc.,
4.25%, 4/15/27	185	196,178
Hess Corp.,
7.125%, 3/15/33	73	93,873
NiSource, Inc.,
3.49%, 5/15/27	201	211,454

		649,266

Pharmaceuticals—2.9%
AbbVie, Inc. (a)(b),
2.60%, 11/21/24	212	213,701
Allergan Funding SCS,
3.85%, 6/15/24	215	226,097
Becton Dickinson and Co.,
2.894%, 6/6/22	490	498,119
CVS Health Corp.,
4.875%, 7/20/35	75	85,941

		1,023,858

Pipelines—3.0%
Cameron LNG LLC (a)(b),
3.701%, 1/15/39	214	218,588
Columbia Pipeline Group, Inc.,
4.50%, 6/1/25	106	116,183
El Paso Natural Gas Co. LLC,
8.375%, 6/15/32	63	87,672
Energy Transfer Operating L.P.,
5.50%, 6/1/27	105	118,486
6.50%, 2/1/42	80	95,236

	Principal Amount (000s)	Value^

Kinder Morgan Energy Partners L.P.,
7.50%, 11/15/40	$15	$20,594
Plains All American Pipeline L.P.,
4.65%, 10/15/25	370	397,340

		1,054,099

Semiconductors—0.9%
Broadcom Corp.,
3.875%, 1/15/27	300	311,338

Telecommunications—0.5%
AT&T, Inc.,
4.30%, 2/15/30	150	166,563

Transportation—0.5%
Kansas City Southern,
4.20%, 11/15/69	40	41,271
United Parcel Service, Inc.,
3.40%, 9/1/49	119	119,876

		161,147

Total Corporate Bonds & Notes (cost—$9,065,548)		9,251,498

ASSET-BACKED SECURITIES—19.9%
Ally Auto Receivables Trust, Series 2019-1, Class A3,
2.91%, 9/15/23	190	192,374
American Express Credit Account Master Trust, 1 mo. LIBOR + 0.380%, Series 2017-5, Class A (e),
2.12%, 2/18/25	547	549,036
BA Credit Card Trust, Series 2018-A3, Class A3,
3.10%, 12/15/23	285	290,374
BMW Vehicle Owner Trust, Series 2018-A, Class A4,
2.51%, 6/25/24	123	123,988
Citibank Credit Card Issuance Trust (e), 1 mo. LIBOR + 0.370%, 2.08%, 8/8/24 Series 2017-A7, Class A7	15	15,057
1 mo. LIBOR + 0.330%, 2.095%, 1/20/25 Series 2018-A2, Class A2	505	505,443
CNH Equipment Trust, Series 2019-B, Class A3,
2.52%, 8/15/24	210	212,043
Dryden 68 CLO Ltd., 3 mo. USD-LIBOR + 1.310%, Series 2019-68A, Class A (a)(b)(e),
3.311%, 7/15/32	385	385,571
Ford Credit Auto Owner Trust,
1.93%, 4/15/25 Series 2019-C, Class A4	475	474,205
3.16%, 10/15/23 Series 2018-A, Class A4	203	207,760
GM Financial Consumer Automobile Receivables Trust, Series 2019-3, Class A3,
2.18%, 4/16/24	324	325,533

Schedule of Investments

AllianzGI Core Bond Fund

December 31, 2019 (unaudited) (continued)

	Principal Amount (000s)	Value^

Honda Auto Receivables Owner Trust,
2.83%, 3/20/23 Series 2019-1, Class A3	$325	$329,976
3.07%, 11/21/24 Series 2018-3, Class A4	100	102,139
HPEFS Equipment Trust, Series 2019-1A, Class A3 (a)(b),
2.21%, 9/20/29	283	283,525
Hyundai Auto Receivables Trust,
1.94%, 2/15/24 Series 2019-B, Class A3	121	121,196
2.66%, 6/15/23 Series 2019-A, Class A3	260	263,069
John Deere Owner Trust, Series 2019-B, Class A2,
2.28%, 5/16/22	270	270,915
Nissan Auto Receivables Owner Trust, Series 2019-A, Class A3,
2.90%, 10/16/23	320	325,026
Octagon Investment Partners 30 Ltd., 3 mo. USD-LIBOR-BBA + 1.320%, Series 2017-1A, Class A1 (a)(b)(e),
3.286%, 3/17/30	260	260,126
Starwood Waypoint Homes Trust, 1 mo. LIBOR + 0.950%, Series 2017-1, Class A (a)(b)(e),
2.69%, 1/17/35	310	309,447
Toyota Auto Receivables Owner Trust,
1.91%, 9/15/23 Series 2019-C, Class A3	280	280,180
2.91%, 7/17/23 Series 2019-A, Class A3	70	71,043
Verizon Owner Trust, Series 2019-C, Class A1A,
1.94%, 4/22/24	465	464,624
Volvo Financial Equipment Master Owner Trust, 1 mo. LIBOR + 0.520%, Series 2018-A, Class A (a)(b)(e),
2.26%, 7/17/23	532	534,528

Total Asset-Backed Securities (cost—$6,865,573)		6,897,178

U.S. TREASURY OBLIGATIONS—17.5%
U.S. Treasury Bonds,
2.25%, 8/15/49	762	739,378
4.50%, 5/15/38	587	793,321
U.S. Treasury Notes,
1.25%, 1/31/20 (g)	1,330	1,329,792
1.625%, 12/31/21	380	380,386
1.625%, 12/15/22	847	847,529
1.75%, 12/31/24	655	656,740
1.75%, 12/31/26	626	622,723
1.75%, 11/15/29 (g)	698	687,476

Total U.S. Treasury Obligations (cost—$6,119,159)		6,057,345

MORTGAGE-BACKED SECURITIES—2.3%
Bank 2019,
2.92%, 12/15/52 Series BNK23, Class A3	385	394,433
3.183%, 8/15/61 Series BNK19, Class A3	380	397,677

Total Mortgage-Backed Securities (cost—$797,327)		792,110

	Shares	Value^

PREFERRED STOCK—0.6%

Banks—0.6%
Citigroup Capital XIII (e) 8.31%, 10/30/40 (cost—$198,604)	7,175	$199,465

	Principal Amount (000s)

Repurchase Agreements—3.4%
State Street Bank and Trust Co., dated 12/31/19, 0.25%, due 1/2/20, proceeds $1,160,016; collateralized by U.S. Treasury Bonds, 3.00%, due 11/15/45, valued at $1,188,317 including accrued interest (cost—$1,160,000)	$1,160	$1,160,000

Total Investments (cost—$36,992,717)—107.9%		37,313,123

Liabilities in excess of other assets (f)—(7.9)%		(2,716,619)

Net Assets—100.0%		$34,596,504

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $2,723,626, representing 7.9% of net assets.
(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $2,723,626, representing 7.9% of net assets.

(c)	When-issued or delayed-delivery. To be settled/delivered after December 31, 2019.
(d)	Perpetual maturity. The date shown, if any, is the next call date.
(e)	Variable or Floating Rate Security—Securities with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on December 31, 2019.

Schedule of Investments

AllianzGI Core Bond Fund

December 31, 2019 (unaudited) (continued)

(f)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2019:

Type	Contracts	Expiration Date	Notional Amount (000s)	Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
2-Year U.S. Treasury Note	2	3/31/20	$400	$431	$146
5-Year U.S. Treasury Note	33	3/31/20	3,300	3,914	(7,121)
U.S. Long Bond	1	3/20/20	100	156	(1,127)
Ultra U.S. Treasury Bond	11	3/20/20	1,100	1,998	(60,224)

					$(68,326)

Short position contracts:
10-Year U.S. Treasury Note	(10)	3/20/20	$(1,000)	$(1,284)	$288
10-Year Ultra U.S. Treasury Bond	(8)	3/20/20	(800)	(1,126)	8,424

					$8,712

					$(59,614)

Credit default swaps agreements outstanding at December 31, 2019:

Centrally cleared buy protection swap agreements(1):

Broker (Exchange)/ Reference Debt Issuer	Notional Amount (000s)(4)	Implied Credit Spread(3)	Termination Date	Fixed Deal Pay Rate	Payment Frequency	Value(5)	Upfront Premiums Received	Unrealized Appreciation (Depreciation)
Goldman Sachs (ICE):
AT&T, Inc.	$640	0.681%	12/20/24	(1.00)%	Quarterly	$(10,310)	$(4,865)	$(5,445)
Berkshire Hathaway, Inc.	695	0.356%	12/20/24	(1.00)%	Quarterly	(22,556)	(21,277)	(1,279)
Carnival Corp.	315	0.356%	12/20/24	(1.00)%	Quarterly	(10,218)	(7,519)	(2,699)
CDX.NA.IG.33	2,660	0.455%	12/20/24	(1.00)%	Quarterly	(69,765)	(70,294)	529
CSX Corp.	315	0.251%	12/20/24	(1.00)%	Quarterly	(11,724)	(11,060)	(664)
CVS Health Corp.	350	0.633%	12/20/24	(1.00)%	Quarterly	(6,686)	(3,969)	(2,717)
General Electric Co.	160	0.453%	6/20/21	(1.00)%	Quarterly	(1,477)	(290)	(1,187)
General Electric Co.	165	0.639%	6/20/23	(1.00)%	Quarterly	(2,424)	(2,145)	(279)
McKesson Corp.	330	0.862%	12/20/24	(1.00)%	Quarterly	(3,004)	—	(3,004)
Morgan Stanley	630	0.504%	12/20/24	(1.00)%	Quarterly	(15,544)	(13,385)	(2,159)
Union Pacific Corp.	310	0.236%	12/20/24	(1.00)%	Quarterly	(11,831)	(11,215)	(616)
UnitedHealth Group, Inc.	655	0.324%	12/20/24	(1.00)%	Quarterly	(22,280)	(21,719)	(561)
Verizon Communications, Inc.	175	0.410%	12/20/24	(1.00)%	Quarterly	(5,146)	(3,920)	(1,226)

						$(192,965)	$(171,658)	$(21,307)

Centrally cleared sell protection swap agreements(2):

Broker (Exchange)/ Referenced Debt Issuer	Notional Amount (000s)(4)	Implied Credit Spread(3)	Termination Date	Fixed Deal Received Rate	Payment Frequency	Value(5)	Upfront Premiums Paid	Unrealized Depreciation
Goldman Sachs (ICE):
The Boeing Co.	$710	0.551%	12/20/24	1.00%	Quarterly	$16,177	$16,423	$(246)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Schedule of Investments

AllianzGI Core Bond Fund

December 31, 2019 (unaudited) (continued)

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of year/period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

This represents the maximum potential amount the Fund could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at December 31, 2019 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(h)

At December 31, 2019, the Fund pledged $377,242 in cash as collateral for futures contracts and $153,731 in cash as collateral for swap contracts. The Fund also held U.S. Treasury Obligations valued at $641,091 as collateral for swap contracts.

Glossary:

ABS—Asset-Backed Securities

BBA—British Bankers’ Association

CDX—Credit Derivatives Index

CLO—Collateralized Loan Obligation

FRN—Floating Rate Note

ICE—Intercontinental Exchange

LIBOR—London Inter-Bank Offered Rate

MBS—Mortgage-Backed Securities

TBA—To Be Announced

UMBS—Uniform Mortgage-Backed Securities

Schedule of Investments

AllianzGI Core Plus Bond Fund

December 31, 2019 (unaudited)

	Principal Amount (000s)	Value^

U.S. GOVERNMENT AGENCY SECURITIES—36.0%

Fannie Mae, MBS,
3.00%, 9/1/49 Pool, 30 Year	$1,744	$1,768,714
3.50%, 4/1/48 Pool, 30 Year	1,028	1,082,737
4.00%, 3/1/49 Pool, 30 Year	3,206	3,352,367
4.50%, 2/1/48 Pool, 30 Year	1,262	1,336,474
Fannie Mae UMBS, MBS, TBA (c)
2.50%, 1/16/35, 15 Year	590	595,031
3.00%, 1/16/35, 15 Year	655	671,124
3.00%, 1/14/50, 30 Year	965	978,153
3.50%, 1/14/50, 30 Year	2,140	2,200,409
Freddie Mac, MBS,
3.00%, 1/1/46 Pool, 30 Year	1,545	1,582,837
3.50%, 7/1/49 Pool, 30 Year	545	560,155
Ginnie Mae, MBS,
3.00%, 1/21/50 TBA, 30 Year (c)	645	662,155
3.50%, 2/20/48 Pool, 30 Year	1,300	1,359,051
3.50%, 8/20/49 Pool, 30 Year	618	637,844
4.00%, 3/20/48 Pool, 30 Year	545	570,359
United States Small Business Administration, ABS,
2.15%, 8/1/39 Series 2019-20, Class H1	200	198,290
2.60%, 6/1/39 Series 2019-20, Class F1	135	136,425
2.85%, 10/1/37 Series 2017-20, Class J1	221	225,257
2.88%, 5/1/39 Series 2019-20, Class E1	211	214,021
2.92%, 1/1/38 Series 2018-20, Class A1	389	398,024
3.20%, 3/1/39 Series 2019-20, Class C1	117	122,529
3.26%, 2/1/39 Series 2019-20, Class B1	855	893,157
3.37%, 1/1/39 Series 2019-20, Class A1	293	306,782
3.50%, 5/1/38 Series 2018-20, Class E1	281	298,749
3.53%, 9/1/38 Series 2018-20, Class I1	348	369,447
3.54%, 7/1/38 Series 2018-20, Class G1	267	284,349
3.58%, 8/1/38 Series 2018-20, Class H1	503	533,082

Total U.S. Government Agency Securities (cost—$21,122,109)		21,337,522

CORPORATE BONDS & NOTES—32.1%

Aerospace & Defense—2.5%
Boeing Co.,
2.95%, 2/1/30	414	423,618
L3Harris Technologies, Inc.,
4.40%, 6/15/28	355	396,241
Northrop Grumman Corp.,
2.93%, 1/15/25	110	113,391
Northrop Grumman Systems Corp.,
7.875%, 3/1/26	305	391,902
United Technologies Corp.,
6.125%, 7/15/38	105	146,453

		1,471,605

Banks—8.5%
Bank of America Corp. (e),
2.884%, 10/22/30 (converts to FRN on 10/22/29)	385	389,444
3.366%, 1/23/26 (converts to FRN on 1/23/25)	680	711,554

	Principal Amount (000s)	Value^

Citigroup, Inc. (e),
2.976%, 11/5/30 (converts to FRN on 11/5/29)	$200	$203,159
5.00%, 9/12/24, Ser. U (converts to FRN on 9/12/24) (d)	205	214,866
Citizens Financial Group, Inc., Ser. B, (converts to FRN on 7/6/23) (d)(e),
6.00%, 7/6/23	95	100,607
Credit Suisse Group AG, (converts to FRN on 8/1/26) (a)(b)(d)(e),
6.375%, 8/21/26	235	253,918
Fifth Third Bancorp, (converts to FRN on 6/30/23) (d)(e),
5.10%, 6/30/23	130	133,935
First Maryland Capital II, 3 mo. LIBOR + 0.850% (e),
2.759%, 2/1/27	443	419,742
Huntington Bancshares, Inc., Ser. E, (converts to FRN on 4/15/23) (d)(e),
5.70%, 4/15/23	130	134,968
Huntington Capital Trust I, 3 mo. LIBOR + 0.700% (e),
2.627%, 2/1/27	137	126,040
JPMorgan Chase & Co., 3 mo. LIBOR + 0.950% (e),
2.852%, 2/2/37	762	674,370
KeyCorp,
2.55%, 10/1/29	435	425,448
Popular, Inc.,
6.125%, 9/14/23	350	377,708
State Street Corp., 3 mo. LIBOR + 1.000% (e),
2.894%, 6/15/47	365	320,287
Truist Financial Corp. (d)(e),
4.80%, 9/1/24, Ser. N (converts to FRN on 9/1/24)	275	284,281
5.125%, 12/15/27, Ser. M (converts to FRN on 12/15/27)	125	128,613
Wells Fargo Capital X,
5.95%, 12/15/36	110	137,902

		5,036,842

Diversified Financial Services—0.3%
Discover Financial Services, Ser. C, (converts to FRN on 10/30/27) (d)(e),
5.50%, 10/30/27	170	179,268

Electric Utilities—4.6%
Alabama Power Co.,
2.80%, 4/1/25	360	367,702
Commonwealth Edison Co.,
5.90%, 3/15/36	135	179,919
Consolidated Edison Co. of New York, Inc.,
3.70%, 11/15/59	130	131,240
5.70%, 12/1/36, Ser. 06-E	55	71,201
DTE Electric Co., Ser. A,
6.625%, 6/1/36	45	62,999
Edison International,
2.95%, 3/15/23	225	225,501
3.55%, 11/15/24	370	375,999
Jersey Central Power & Light Co.,
4.30%, 1/15/26 (a)(b)	170	184,968
6.15%, 6/1/37	165	213,584
NextEra Energy Capital Holdings, Inc.,
2.75%, 11/1/29	154	154,280

Schedule of Investments

AllianzGI Core Plus Bond Fund

December 31, 2019 (unaudited) (continued)

	Principal Amount (000s)	Value^

Pennsylvania Electric Co. (a)(b),
3.25%, 3/15/28	$60	$61,743
San Diego Gas & Electric Co., Ser. NNN,
3.60%, 9/1/23	240	250,701
Sempra Energy,
3.55%, 6/15/24	360	376,268
Southern California Edison Co.,
1.845%, 2/1/22	25	24,718
3.90%, 12/1/41	56	55,078

		2,735,901

Healthcare-Products—0.4%
DH Europe Finance II Sarl,
2.05%, 11/15/22	259	259,529

Healthcare-Services—0.4%
UnitedHealth Group, Inc.,
3.50%, 8/15/39	205	214,833

Insurance—0.9%
Lincoln National Corp., 3 mo. LIBOR + 2.358% (e),
4.262%, 5/17/66	125	111,183
MetLife, Inc. (a)(b),
9.25%, 4/8/38	70	103,338
New York Life Insurance Co. (a)(b),
4.45%, 5/15/69	265	301,572

		516,093

Media—2.3%
Charter Communications Operating LLC,
4.908%, 7/23/25	405	446,459
Comcast Corp.,
2.35%, 1/15/27	440	439,572
Time Warner Cable LLC,
4.50%, 9/15/42	145	145,847
6.55%, 5/1/37	55	67,968
ViacomCBS, Inc., (converts to FRN on 2/28/27) (e),
6.25%, 2/28/57	130	144,401
Walt Disney Co.,
7.30%, 4/30/28	100	133,832

		1,378,079

Miscellaneous Manufacturing—2.3%
3M Co.,
3.25%, 8/26/49	97	94,286
General Electric Co., 3 mo. LIBOR + 1.000%, 3.001%, 4/15/23 (e)	240	240,803
4.625%, 1/7/21	1,005	1,032,234

		1,367,323

Oil, Gas & Consumable Fuels—1.8%
Boston Gas Co. (a)(b),
3.15%, 8/1/27	259	267,624
Cenovus Energy, Inc.,
4.25%, 4/15/27	305	323,429
Hess Corp.,
7.125%, 3/15/33	112	144,023
NiSource, Inc.,
3.49%, 5/15/27	343	360,840

		1,095,916

	Principal Amount (000s)	Value^

Pharmaceuticals—3.0%
AbbVie, Inc. (a)(b),
2.60%, 11/21/24	$367	$369,944
Allergan Funding SCS,
3.85%, 6/15/24	375	394,354
Becton Dickinson and Co.,
2.894%, 6/6/22	855	869,167
CVS Health Corp.,
4.875%, 7/20/35	125	143,236

		1,776,701

Pipelines—3.3%
Cameron LNG LLC (a)(b),
3.701%, 1/15/39	372	379,975
Columbia Pipeline Group, Inc.,
4.50%, 6/1/25	178	195,100
El Paso Natural Gas Co. LLC,
8.375%, 6/15/32	75	104,371
Energy Transfer Operating L.P.,
6.50%, 2/1/42	140	166,663
Kinder Morgan Energy Partners L.P.,
7.50%, 11/15/40	30	41,188
Plains All American Pipeline L.P.,
4.65%, 10/15/25	620	665,813
6.125%, 11/15/22, Ser. B (converts to FRN on 11/15/22) (d)(e)	447	417,507

		1,970,617

Semiconductors—0.9%
Broadcom Corp.,
3.875%, 1/15/27	495	513,707

Telecommunications—0.5%
AT&T, Inc.,
4.30%, 2/15/30	250	277,605

Transportation—0.4%
Kansas City Southern,
4.20%, 11/15/69	60	61,906
United Parcel Service, Inc.,
3.40%, 9/1/49	194	195,428

		257,334

Total Corporate Bonds & Notes (cost—$18,615,837)		19,051,353

ASSET-BACKED SECURITIES—26.9%

Ally Auto Receivables Trust, Series 2019-1, Class A3,
2.91%, 9/15/23	260	263,248
American Express Credit Account, 1 mo. LIBOR + 0.320%, Series 2018-3, Class A (e),
2.06%, 10/15/25	100	100,035
American Express Credit Account Master Trust, 1 mo. LIBOR + 0.380%, Series 2017-5, Class A (e),
2.12%, 2/18/25	903	906,361
BA Credit Card Trust, Series 2018-A3, Class A3,
3.10%, 12/15/23	510	519,617

Schedule of Investments

AllianzGI Core Plus Bond Fund

December 31, 2019 (unaudited) (continued)

	Principal Amount (000s)	Value^

BMW Vehicle Owner Trust, Series 2018-A, Class A4,
2.51%, 6/25/24	$260	$262,089
Carmax Auto Owner Trust, Series 2019-3, Class C,
2.60%, 6/16/25	400	401,143
Chesapeake Funding II LLC, Series 2019-2A, Class C (a)(b),
2.27%, 9/15/31	400	396,869
Citibank Credit Card Issuance Trust (e), 1 mo. LIBOR + 0.370%, 2.08%, 8/8/24 Series 2017-A7, Class A7	260	260,994
1 mo. LIBOR + 0.330%, 2.095%, 1/20/25 Series 2018-A2, Class A2	700	700,615
CNH Equipment Trust, Series 2019-B, Class A3,
2.52%, 8/15/24	515	520,009
Dryden 68 CLO Ltd., 3 mo. USD-LIBOR + 1.310%, Series 2019-68A, Class A (a)(b)(e),
3.311%, 7/15/32	515	515,763
Ford Credit Auto Owner Trust,
1.93%, 4/15/25 Series 2019-C, Class A4	825	823,620
3.16%, 10/15/23 Series 2018-A, Class A4	298	304,987
GM Financial Automobile Leasing Trust, Series 2019-3, Class C,
2.35%, 7/20/23	400	399,785
GM Financial Consumer Automobile Receivables Trust, Series 2019-3, Class A3,
2.18%, 4/16/24	243	244,150
Honda Auto Receivables Owner Trust,
2.83%, 3/20/23 Series 2019-1, Class A3	960	974,699
3.07%, 11/21/24 Series 2018-3, Class A4	170	173,637
HPEFS Equipment Trust (a)(b),
2.21%, 9/20/29 Series 2019-1A, Class A3	507	507,940
2.49%, 9/20/29 Series 2019-1A, Class C	400	400,283
Hyundai Auto Receivables Trust,
2.40%, 6/15/26 Series 2019-B, Class C	600	599,143
2.66%, 6/15/23 Series 2019-A, Class A3	885	895,447
John Deere Owner Trust, Series 2019-B, Class A2,
2.28%, 5/16/22	360	361,220
MVW LLC, Series 2019-2A, Class A (a)(b),
2.22%, 10/20/38	573	569,598
Nissan Auto Receivables Owner Trust, Series 2019-A, Class A3,
2.90%, 10/16/23	435	441,832
Octagon Investment Partners 30 Ltd., 3 mo. USD-LIBOR-BBA + 1.320%, Series 2017-1A, Class A1 (a)(b)(e),
3.286%, 3/17/30	566	565,988
Sofi Consumer Loan Program LLC, Series 2016-3, Class B (a)(b)(e),
4.49%, 12/26/25	600	611,208

	Principal Amount (000s)	Value^

Starwood Waypoint Homes Trust, 1 mo. LIBOR + 0.950%, Series 2017-1, Class A (a)(b)(e),
2.69%, 1/17/35	$418	$417,284
Toyota Auto Receivables Owner Trust,
1.91%, 9/15/23 Series 2019-C, Class A3	475	475,306
2.91%, 7/17/23 Series 2019-A, Class A3	435	441,481
Verizon Owner Trust,
1.94%, 4/22/24 Series 2019-C, Class A1A	580	579,531
2.16%, 4/22/24 Series 2019-C, Class C	600	597,005
Volvo Financial Equipment Master Owner Trust, 1 mo. LIBOR + 0.520%, Series 2018-A, Class A (a)(b)(e), 2.26%, 7/17/23	728	731,459

Total Asset-Backed Securities (cost—$15,939,132)		15,962,346

U.S. TREASURY OBLIGATIONS—2.9%

U.S. Treasury Bonds,
2.25%, 8/15/49	256	248,400
4.50%, 5/15/38	67	90,549
U.S. Treasury Notes,
1.25%, 1/31/20 (h)	1,000	999,844
1.75%, 12/31/24	79	79,210
1.75%, 11/15/29 (h)	276	271,838

Total U.S. Treasury Obligations (cost—$1,698,890)		1,689,841

	Shares

PREFERRED STOCK (e)—2.5%

Banks—0.6%
Citigroup Capital XIII,
8.31%, 10/30/40	13,495	375,161

Pipelines—1.9%
Energy Transfer Operating L.P., Ser. E, 7.60% (d)	44,235	1,120,030

Total Preferred Stock (cost—$1,487,420)		1,495,191

	Principal Amount (000s)

MORTGAGE-BACKED SECURITIES—2.3%

Bank 2019,
2.92%, 12/15/52 Series BNK23, Class A3	$660	676,171
3.183%, 8/15/61 Series BNK19, Class A3	660	690,702

Total Mortgage-Backed Securities (cost—$1,375,887)		1,366,873

Schedule of Investments

AllianzGI Core Plus Bond Fund

December 31, 2019 (unaudited) (continued)

	Principal Amount (000s)	Value^

Repurchase Agreements—5.8%
State Street Bank and Trust Co., dated 12/31/19, 0.25%, due 1/2/20, proceeds $3,454,048; collateralized by U.S. Treasury Bonds, 3.00%, due 11/15/45, valued at $3,525,339 including accrued interest (cost—$3,454,000)	$3,454	$3,454,000

Total Investments (cost—$63,693,275)—108.5%		64,357,126

Liabilities in excess of other assets (f)—(8.5)%		(5,028,323)

Net Assets—100.0%		$59,328,803

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $6,639,474, representing 11.2% of net assets.
(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $6,639,474, representing 11.2% of net assets.

(c)	When-issued or delayed-delivery. To be settled/delivered after December 31, 2019.
(d)	Perpetual maturity. The date shown, if any, is the next call date.
(e)	Variable or Floating Rate Security—Securities with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on December 31, 2019.

(f)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2019:

Type	Contracts	Expiration Date	Notional Amount (000s)	Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
2-Year U.S. Treasury Note	2	3/31/20	$400	$431	$153
5-Year U.S. Treasury Note	28	3/31/20	2,800	3,321	(6,297)
10-Year U.S. Treasury Note	7	3/20/20	700	899	(1,810)
Ultra U.S. Treasury Bond	31	3/20/20	3,100	5,631	(178,255)

					$(186,209)

Short position contracts:
10-Year Ultra U.S. Treasury Bond	(6)	3/20/20	$(600)	$(844)	$3,868
U.S. Long Bond	(4)	3/20/20	(400)	(624)	4,742

					$8,610

					$(177,599)

Credit default swaps agreements outstanding at December 31, 2019:

Centrally cleared buy protection swap agreements(1):

Broker (Exchange)/ Reference Debt Issuer	Notional Amount (000s)(4)	Implied Credit Spread(3)	Termination Date	Fixed Deal Pay Rate	Payment Frequency	Value(5)	Upfront Premiums Received	Unrealized Depreciation
Goldman Sachs (ICE):
AT&T, Inc.	$1,165	0.681%	12/20/24	(1.00)%	Quarterly	$(18,767)	$(8,854)	$(9,913)
Berkshire Hathaway, Inc.	1,205	0.356%	12/20/24	(1.00)%	Quarterly	(39,108)	(36,892)	(2,216)
Carnival Corp.	570	0.356%	12/20/24	(1.00)%	Quarterly	(18,489)	(13,606)	(4,883)
CDX.NA.HY.33	3,790	0.455%	12/20/24	(5.00)%	Quarterly	(371,620)	(322,343)	(49,277)
CSX Corp.	560	0.251%	12/20/24	(1.00)%	Quarterly	(20,841)	(19,662)	(1,179)
CVS Health Corp.	625	0.633%	12/20/24	(1.00)%	Quarterly	(11,941)	(7,089)	(4,852)
General Electric Co.	705	0.453%	6/20/21	(1.00)%	Quarterly	(6,509)	(2,667)	(3,842)
General Electric Co.	220	0.639%	6/20/23	(1.00)%	Quarterly	(3,232)	(2,859)	(373)
McKesson Corp.	605	0.862%	12/20/24	(1.00)%	Quarterly	(5,506)	—	(5,506)
Morgan Stanley	1,120	0.504%	12/20/24	(1.00)%	Quarterly	(27,631)	(22,254)	(5,377)
Union Pacific Corp.	560	0.236%	12/20/24	(1.00)%	Quarterly	(21,372)	(20,259)	(1,113)
UnitedHealth Group, Inc.	1,165	0.324%	12/20/24	(1.00)%	Quarterly	(39,627)	(38,629)	(998)
Verizon Communications, Inc.	315	0.410%	12/20/24	(1.00)%	Quarterly	(9,264)	(7,057)	(2,207)

						$(593,907)	$(502,171)	$(91,736)

Schedule of Investments

AllianzGI Core Plus Bond Fund

December 31, 2019 (unaudited) (continued)

Centrally cleared sell protection swap agreements(2):

Broker (Exchange)/ Referenced Debt Issuer	Notional Amount (000s)(4)	Implied Credit Spread(3)	Termination Date	Fixed Deal Received Rate	Payment Frequency	Value(5)	Upfront Premiums Paid	Unrealized Appreciation (Depreciation)
Goldman Sachs (ICE):
CDX.NA.IG.33	$1,140	0.455%	12/20/24	1.00%	Quarterly	$29,963	$21,230	$8,733
Boeing Co.	1,225	0.551%	12/20/24	1.00%	Quarterly	27,911	28,337	(426)

						$57,874	$49,567	$8,307

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of year/period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

This represents the maximum potential amount the Fund could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at December 31, 2019 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(i)

At December 31, 2019, the Fund pledged $446,085 in cash as collateral for futures contracts and $435,775 in cash as collateral for swap contracts. The fund also held U.S. Treasury Obligation valued at $1,226,781 pledged as collateral for swap contracts.

Glossary:

ABS—Asset-Backed Securities

BBA—British Bankers’ Association

CDX—Credit Derivatives Index

CLO—Collateralized Loan Obligation

FRN—Floating Rate Note

ICE—Intercontinental Exchange

LIBOR—London Inter-Bank Offered Rate

MBS—Mortgage-Backed Securities

TBA—To Be Announced

UMBS—Uniform Mortgage-Backed Securities

Schedule of Investments

AllianzGI Emerging Markets Consumer Fund

December 31, 2019 (unaudited)

	Shares	Value^

COMMON STOCK—97.2%

Brazil—6.5%
Ambev S.A.	60,400	$281,179
Banco Santander Brasil S.A. ADR	16,170	196,142
IRB Brasil Resseguros S.A.	38,100	370,139
Porto Seguro S.A.	47,500	742,622
Qualicorp Consultoria e Corretora de Seguros S.A.	82,700	765,518
Sul America S.A. UNIT	17,100	255,228
Tim Participacoes S.A.	46,700	182,687

		2,793,515

Canada—1.9%
Manulife Financial Corp.	39,217	796,088

China—35.5%
Alibaba Group Holding Ltd. ADR (e)	12,685	2,690,488
BYD Electronic International Co., Ltd.	91,000	175,191
China Medical System Holdings Ltd.	66,000	95,000
China Merchants Bank Co., Ltd., Class H	206,500	1,061,643
China Vanke Co., Ltd., Class H	169,200	721,824
China Yuhua Education Corp., Ltd. (a)	148,000	100,020
Geely Automobile Holdings Ltd.	100,000	195,791
Greenland Holdings Corp., Ltd., Class A	413,285	412,463
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	60,000	204,976
Hisense Home Appliances Group Co., Ltd., Class H	35,000	38,366
JD.com, Inc. ADR (e)	7,900	278,317
Kweichow Moutai Co., Ltd., Class A	3,000	510,532
Lenovo Group Ltd.	674,000	452,627
Longfor Group Holdings Ltd. (a)	56,000	262,247
Luye Pharma Group Ltd. (a)	365,000	273,651
Meituan Dianping, Class B (e)	6,300	82,317
NetEase, Inc. ADR	1,400	429,296
New Oriental Education & Technology Group, Inc. ADR (e)	4,900	594,125
Ping An Insurance Group Co. of China Ltd., Class H	172,000	2,035,355
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	22,900	599,010
Shimao Property Holdings Ltd.	113,500	439,856
Tencent Holdings Ltd.	57,600	2,774,945
Wuliangye Yibin Co., Ltd., Class A	11,601	222,014
Yum China Holdings, Inc.	8,100	388,881
Zhongsheng Group Holdings Ltd.	34,500	141,294

		15,180,229

Denmark—0.7%
Carlsberg A/S, Class B	1,902	283,847

Greece—0.3%
OPAP S.A.	9,331	121,401

India—6.2%
Bajaj Finance Ltd.	7,265	431,234
HDFC Bank Ltd. ADR	24,520	1,553,832
Housing Development Finance Corp., Ltd.	19,345	654,102

		2,639,168

	Shares	Value^

Indonesia—1.0%
Indofood Sukses Makmur Tbk PT	441,300	$251,622
Media Nusantara Citra Tbk PT	1,533,700	179,848

		431,470

Japan—0.7%
Astellas Pharma, Inc.	7,100	121,197
Hoya Corp.	1,800	171,831

		293,028

Korea (Republic of)—12.7%
Fila Korea Ltd.	2,198	100,435
Hyundai Mobis Co., Ltd.	4,486	992,485
Kia Motors Corp.	16,928	646,489
LG Electronics, Inc.	3,754	233,188
Samsung Electronics Co., Ltd.	71,761	3,457,936

		5,430,533

Mexico—2.1%
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand ADR	11,665	79,089
Grupo Financiero Banorte S.A.B de C.V., Class O	115,400	644,824
Wal-Mart de Mexico S.A.B de C.V.	65,500	187,588

		911,501

Philippines—1.6%
Altus San Nicolas Corp. (c)(d)(e)	5,738	589
Ayala Land, Inc.	299,650	268,759
Globe Telecom, Inc.	3,005	119,856
Megaworld Corp.	1,398,800	110,628
Robinsons Land Corp.	304,900	165,860

		665,692

Poland—0.2%
Dino Polska S.A. (a)(e)	2,654	100,700

Russian Federation—1.4%
Mobile TeleSystems PJSC ADR	59,450	603,418

Singapore—1.1%
CapitaLand Ltd.	166,700	465,179

South Africa—0.5%
Mr Price Group Ltd.	17,700	231,084

Switzerland—2.3%
Roche Holding AG	3,018	980,858

Taiwan—9.9%
Asustek Computer, Inc.	15,000	115,768
Chicony Electronics Co., Ltd.	34,000	101,037
Chlitina Holding Ltd.	27,000	214,705
Chong Hong Construction Co., Ltd.	62,000	168,246
CTBC Financial Holding Co., Ltd.	702,000	525,196
Eclat Textile Co., Ltd.	7,000	94,230
First Financial Holding Co., Ltd.	1,017,447	805,084
Grape King Bio Ltd.	19,000	123,610
Lite-On Technology Corp.	280,000	461,006
Pou Chen Corp.	71,000	92,874
Primax Electronics Ltd.	273,000	578,119
Shin Kong Financial Holding Co., Ltd. (e)	407,724	140,908
Taiwan Paiho Ltd.	48,000	134,965
Wistron Corp.	691,000	654,189

		4,209,937

Schedule of Investments

AllianzGI Emerging Markets Consumer Fund

December 31, 2019 (unaudited) (continued)

	Shares	Value^

Thailand—3.9%
Advanced Info Service PCL (c)(d)	97,500	$692,332
Bangkok Dusit Medical Services PCL (c)(d)	500,800	434,047
Charoen Pokphand Foods PCL (c)(d)	173,300	158,871
Thanachart Capital PCL (c)(d)	220,000	392,529

		1,677,779

Turkey—0.6%
Turkcell Iletisim Hizmetleri AS	79,660	184,756
Ulker Biskuvi Sanayi AS (e)	17,302	65,031

		249,787

United States—8.1%
Apple, Inc.	1,400	411,110
Mastercard, Inc., Class A	5,610	1,675,090
Microsoft Corp.	1,300	205,010
Procter & Gamble Co.	6,600	824,340
Thermo Fisher Scientific, Inc.	1,020	331,367

		3,446,917

Total Common Stock (cost—$32,897,428)		41,512,131

PREFERRED STOCK—1.8%

Brazil—1.8%
Banco do Estado do Rio Grande do Sul S.A., Class B	41,600	224,867
Cia Brasileira de Distribuicao	4,900	107,058
Itau Unibanco Holding S.A.	47,550	440,405

Total Preferred Stock (cost—$761,716)		772,330

Total Investments (cost—$33,659,144) (b)—99.0%		42,284,461

Other assets less liabilities—1.0%		436,018

Net Assets—100.0%		$42,720,479

Notes to Schedule of Investments:

(a)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $736,618, representing 1.7% of net assets.

(b)	Securities with an aggregate value of $28,366,341, representing 66.4% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Fair-Valued—Securities with an aggregate value of $1,678,368, representing 3.9% of net assets.
(d)	Level 3 security.
(e)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

UNIT—More than one class of securities traded together

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Technology Hardware, Storage & Peripherals	14.6%
Banks	13.9%
Insurance	10.2%
Internet & Direct Marketing Retail	7.2%
Real Estate Management & Development	7.1%
Interactive Media & Services	6.5%
Wireless Telecommunication Services	4.2%
Pharmaceuticals	3.9%
IT Services	3.9%
Beverages	3.0%
Healthcare Providers & Services	2.8%
Auto Components	2.3%
Automobiles	2.0%
Household Products	1.9%
Healthcare Equipment & Supplies	1.8%
Diversified Consumer Services	1.6%
Thrifts & Mortgage Finance	1.5%
Hotels, Restaurants & Leisure	1.2%
Food Products	1.1%
Consumer Finance	1.0%
Entertainment	1.0%
Textiles, Apparel & Luxury Goods	1.0%
Food & Staples Retailing	0.9%
Specialty Retail	0.9%
Personal Products	0.8%
Life Sciences Tools & Services	0.8%
Household Durables	0.6%
Software	0.5%
Media	0.4%
Communications Equipment	0.4%
Other assets less liabilities	1.0%

100.0%

Schedule of Investments

AllianzGI Emerging Markets Small-Cap Fund

December 31, 2019 (unaudited)

	Shares	Value^

COMMON STOCK—93.1%

Brazil—7.3%
Camil Alimentos S.A.	18,100	$40,607
IRB Brasil Resseguros S.A.	21,500	208,871
Porto Seguro S.A.	6,900	107,876
Qualicorp Consultoria e Corretora de Seguros S.A.	26,700	247,150

		604,504

China—11.3%
China Lilang Ltd.	22,000	17,965
China National Building Material Co., Ltd., Class H	208,000	232,050
China Power International Development Ltd.	69,000	14,790
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	16,000	54,660
Hisense Home Appliances Group Co., Ltd., Class H	60,000	65,770
Jiangsu Expressway Co., Ltd., Class H	48,000	65,775
NetDragon Websoft Holdings Ltd.	31,000	72,900
Qudian, Inc. ADR (e)	10,675	50,279
Tianjin Zhongxin Pharmaceutical Group Corp., Ltd.	11,900	10,122
Towngas China Co., Ltd. (e)	88,495	61,302
West China Cement Ltd.	974,000	160,077
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	159,000	133,281

		938,971

Czech Republic—0.5%
Philip Morris CR AS	61	41,094

Greece—1.0%
Hellenic Petroleum S.A.	1,919	18,897
Motor Oil Hellas Corinth Refineries S.A.	2,670	61,797

		80,694

Hong Kong—0.7%
K Wah International Holdings Ltd.	103,197	57,603

India—12.7%
Amara Raja Batteries Ltd.	8,193	83,143
Bajaj Holdings & Investment Ltd.	317	15,135
Balrampur Chini Mills Ltd.	19,910	51,157
Bata India Ltd.	6,863	168,464
DCM Shriram Ltd.	10,373	57,389
Godfrey Phillips India Ltd.	1,778	31,700
Indraprastha Gas Ltd. (e)	16,611	99,676
Manappuram Finance Ltd.	28,463	70,775
Mphasis Ltd.	5,603	72,394
NIIT Technologies Ltd. (e)	2,705	60,252
Oil India Ltd.	20,744	44,479
Oriental Bank of Commerce (e)	32,917	24,017
PVR Ltd.	4,618	122,887
REC Ltd.	23,458	47,043
SRF Ltd.	1,470	70,754
Strides Pharma Science Ltd.	6,711	34,056

		1,053,321

Indonesia—1.9%
Bukit Asam Tbk PT	77,600	14,843
Media Nusantara Citra Tbk PT	661,700	77,594

	Shares	Value^

Wijaya Karya Persero Tbk PT	475,100	$67,934

		160,371

Korea (Republic of)—12.0%
Cheil Worldwide, Inc.	7,152	148,736
Daelim Industrial Co., Ltd.	568	44,434
DB HiTek Co., Ltd.	4,892	116,751
Fila Korea Ltd.	2,282	104,273
Hyosung Corp.	2,030	138,430
LF Corp.	2,120	33,842
LG Innotek Co., Ltd.	1,491	179,711
Macquarie Korea Infrastructure Fund	9,520	95,492
Partron Co., Ltd.	6,122	69,764
SK Networks Co., Ltd.	7,946	40,748
Unid Co., Ltd.	709	28,642

		1,000,823

Mexico—4.3%
Fibra Uno Administracion S.A. de C.V. REIT	127,500	197,513
Grupo Aeroportuario del Pacifico S.A.B de C.V., Class B	8,200	97,437
Qualitas Controladora S.A.B. de C.V.	14,700	61,731

		356,681

Poland—1.0%
Dino Polska S.A. (a)(e)	1,319	50,047
Energa S.A. (e)	15,754	29,399

		79,446

Russian Federation—1.3%
Magnitogorsk Iron & Steel Works PJSC GDR	8,289	71,783
PIK Group PJSC (c)(d)(e)	5,562	35,860

		107,643

South Africa—4.2%
Gold Fields Ltd. ADR	27,625	182,325
Impala Platinum Holdings Ltd. (e)	13,199	134,859
Telkom S.A. SOC Ltd.	12,286	30,586

		347,770

Taiwan—25.1%
Accton Technology Corp.	12,000	67,362
Aten International Co., Ltd.	13,000	37,522
BenQ Materials Corp.	96,000	60,036
Bioteque Corp.	29,000	126,193
Chipbond Technology Corp.	67,000	150,567
ChipMOS Technologies, Inc.	99,000	113,290
Darfon Electronics Corp.	13,000	19,127
Farglory Land Development Co., Ltd.	14,000	18,814
Formosa Advanced Technologies Co., Ltd.	14,000	17,459
Greatek Electronics, Inc.	12,000	19,159
Huaku Development Co., Ltd.	22,000	67,992
ITE Technology, Inc.	32,000	47,304
Lite-On Technology Corp.	131,000	215,685
Novatek Microelectronics Corp.	24,000	175,848
Radiant Opto-Electronics Corp.	48,000	192,186
Sercomm Corp.	65,000	168,687
Shinkong Synthetic Fibers Corp.	57,000	22,895
Syncmold Enterprise Corp.	35,250	107,123
Taiwan Surface Mounting Technology Corp.	43,000	167,770
Tripod Technology Corp.	49,000	205,663
Zhen Ding Technology Holding Ltd.	18,000	86,365

		2,087,047

Schedule of Investments

AllianzGI Emerging Markets Small-Cap Fund

December 31, 2019 (unaudited) (continued)

	Shares	Value^

Thailand—4.4%
Carabao Group PCL (c)(d)	40,100	$112,333
Home Product Center PCL (c)(d)	47,800	25,493
KGI Securities Thailand PCL (c)(d)	103,700	15,435
Quality Houses PCL (c)(d)	1,198,700	102,360
Thanachart Capital PCL (c)(d)	62,700	111,871

		367,492

Turkey—5.4%
Anadolu Cam Sanayii AS	41,070	30,087
Enerjisa Enerji AS (a)	52,577	65,267
Soda Sanayii AS	108,828	113,054
Torunlar Gayrimenkul Yatirim Ortakligi AS REIT (e)	211,827	97,856
Trakya Cam Sanayii AS	138,654	81,520
Vestel Elektronik Sanayi ve Ticaret AS (e)	29,745	63,066

		450,850

Total Common Stock (cost—$6,414,030)		7,734,310

PREFERRED STOCK—4.4%

Brazil—3.4%
Azul S.A. (e)	4,100	59,658
Cia de Transmissao de Energia Eletrica Paulista	14,800	83,225
Cia Paranaense de Energia	8,000	137,968

		280,851

Russian Federation—1.0%
Surgutneftegas PJSC (c)(d)	134,817	82,239

Total Preferred Stock (cost—$243,118)		363,090

Total Investments (cost—$6,657,148) (b)—97.5%		8,097,400

Other assets less liabilities—2.5%		211,115

Net Assets—100.0%		$8,308,515

Notes to Schedule of Investments:

(a)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $115,314, representing 1.4% of net assets.

(b)	Securities with an aggregate value of $6,299,977, representing 75.8% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Fair-Valued—Securities with an aggregate value of $485,591, representing 5.8% of net assets.
(d)	Level 3 security.
(e)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

REIT—Real Estate Investment Trust

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Semiconductors & Semiconductor Equipment	12.0%
Electronic Equipment, Instruments & Components	8.5%
Chemicals	5.2%
Construction Materials	4.7%
Metals & Mining	4.7%
Insurance	4.6%
Textiles, Apparel & Luxury Goods	3.9%
Electric Utilities	3.8%
Equity Real Estate Investment Trusts (REITs)	3.6%
Technology Hardware, Storage & Peripherals	3.3%
Healthcare Providers & Services	3.0%
Communications Equipment	2.8%
Media	2.7%
Oil, Gas & Consumable Fuels	2.7%
Entertainment	2.4%
Airlines	2.1%
Household Durables	2.0%
Transportation Infrastructure	2.0%
Gas Utilities	1.9%
Real Estate Management & Development	1.7%
Banks	1.6%
Machinery	1.6%
Healthcare Equipment & Supplies	1.5%
Consumer Finance	1.5%
Construction & Engineering	1.4%
Beverages	1.3%
Pharmaceuticals	1.2%
Capital Markets	1.1%
Food Products	1.1%
Electrical Equipment	1.0%
Building Products	1.0%
Tobacco	0.9%
Computers	0.9%
Diversified Financial Services	0.7%
IT Services	0.7%
Food & Staples Retailing	0.6%
Trading Companies & Distributors	0.5%
Diversified Telecommunication Services	0.4%
Containers & Packaging	0.4%
Specialty Retail	0.3%
Independent Power Producers & Energy Traders	0.2%
Other assets less liabilities	2.5%

100.0%

Schedule of Investments

AllianzGI Emerging Markets SRI Debt Fund

December 31, 2019 (unaudited)

	Principal Amount (000s)	Value^

SOVEREIGN DEBT OBLIGATIONS—85.9%

Argentina—2.0%
Argentine Republic Government International Bond,
3.75%, 12/31/38	$400	$196,000
6.875%, 1/11/48	400	191,369

		387,369

Azerbaijan—1.7%
Republic of Azerbaijan International Bond,
3.50%, 9/1/32	350	344,822

Belarus—2.2%
Republic of Belarus International Bond (a)(b),
6.20%, 2/28/30	400	426,239

Brazil—6.6%
Brazilian Government International Bond,
2.625%, 1/5/23	950	951,885
5.625%, 2/21/47	300	339,656

		1,291,541

Colombia—2.6%
Colombia Government International Bond,
3.875%, 4/25/27	485	513,324

Costa Rica—2.1%
Costa Rica Government International Bond,
4.25%, 1/26/23	200	201,750
6.125%, 2/19/31 (a)(b)	200	213,410

		415,160

Dominican Republic—2.8%
Dominican Republic International Bond,
5.95%, 1/25/27	300	331,938
6.50%, 2/15/48	200	221,385

		553,323

Ecuador—3.5%
Ecuador Government International Bond,
7.875%, 1/23/28	300	267,879
9.50%, 3/27/30 (a)(b)	250	234,097
9.50%, 3/27/30	200	187,278

		689,254

Egypt—4.7%
Egypt Government International Bond,
4.55%, 11/20/23 (a)(b)	200	204,593
7.053%, 1/15/32 (a)(b)	200	210,019
8.50%, 1/31/47	450	501,004

		915,616

El Salvador—1.8%
El Salvador Government International Bond,
6.375%, 1/18/27	325	347,334

Hungary—2.8%
Hungary Government International Bond,
5.375%, 3/25/24	350	394,888
7.625%, 3/29/41	100	165,250

		560,138

	Principal Amount (000s)	Value^

Indonesia—2.6%
Indonesia Government International Bond,
3.50%, 1/11/28	$200	$209,166
5.25%, 1/8/47	250	307,215

		516,381

Jamaica—2.7%
Jamaica Government International Bond,
6.75%, 4/28/28	225	267,711
7.875%, 7/28/45	200	270,800

		538,511

Kazakhstan—6.1%
Kazakhstan Government International Bond,
4.875%, 10/14/44	500	618,975
5.125%, 7/21/25	500	575,350

		1,194,325

Kenya—1.1%
Kenya Government International Bond (a)(b),
8.00%, 5/22/32	200	218,454

Korea (Republic of)—1.0%
Korea International Bond,
2.50%, 6/19/29	200	202,615

Malaysia—1.3%
Malaysia Sukuk Global Bhd,
3.179%, 4/27/26	250	259,740

Mexico—3.4%
Mexico Government International Bond,
4.50%, 4/22/29	550	604,765
5.75%, 10/12/10	50	59,286

		664,051

Morocco—2.1%
Morocco Government International Bond,
1.50%, 11/27/31 (a)(b)	€150	168,598
5.50%, 12/11/42	$200	245,847

		414,445

Panama—4.2%
Panama Government International Bond,
3.16%, 1/23/30	600	619,050
3.87%, 7/23/60	200	215,680

		834,730

Paraguay—1.2%
Paraguay Government International Bond,
5.40%, 3/30/50	200	229,863

Philippines—4.4%
Philippine Government International Bond,
3.95%, 1/20/40	750	862,759

Poland—3.5%
Republic of Poland Government International Bond,
3.00%, 3/17/23	250	258,023
3.25%, 4/6/26	400	424,986

		683,009

Schedule of Investments

AllianzGI Emerging Markets SRI Debt Fund

December 31, 2019 (unaudited) (continued)

	Principal Amount (000s)		Value^

Romania—0.3%
Romanian Government International Bond,
6.125%, 1/22/44		$50	$64,918

Russian Federation—2.2%
Russian Federal Bond—OFZ,
7.05%, 1/19/28	RUB	24,900	423,844

South Africa—3.2%
Republic of South Africa Government International Bond,
4.30%, 10/12/28		$450	442,156
5.75%, 9/30/49		200	195,094

			637,250

Ukraine—4.7%
Ukraine Government International Bond,
7.75%, 9/1/23 (a)(b)		200	217,633
7.75%, 9/1/27		650	712,770

			930,403

United Arab Emirates—2.5%
Abu Dhabi Government International Bond (a)(b),
3.125%, 9/30/49		500	488,351

Uruguay—5.2%
Uruguay Government International Bond,
4.375%, 10/27/27		600	663,065
5.10%, 6/18/50		300	361,137

			1,024,202

Vietnam—1.4%
Vietnam Government International Bond,
4.80%, 11/19/24		250	273,948

Total Sovereign Debt Obligations (cost—$16,238,343)			16,905,919

	Principal Amount (000s)	Value^

U.S. TREASURY OBLIGATIONS—9.7%

U.S. Treasury Notes, 1.50%, 11/30/21	$1,150	$1,148,293
2.00%, 2/15/25	750	760,781

Total U.S. Treasury Obligations (cost—$1,906,712)		1,909,074

CORPORATE BONDS & NOTES—2.6%

Chile—1.6%
Corp. Nacional del Cobre de Chile,
3.625%, 8/1/27	300	312,991

Colombia—1.0%
Promigas S.A. ESP (a)(b),
3.75%, 10/16/29	200	202,322

Total Corporate Bonds & Notes (cost—$486,488)		515,313

Total Investments (cost—$18,631,543)—98.2%		19,330,306

Other assets less liabilities (c)—1.8%		348,533

Net Assets—100.0%		$19,678,839

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $2,583,716, representing 13.1% of net assets.
(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $2,583,716, representing 13.1% of net assets.

(c)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2019:

Type	Contracts	Expiration Date	Notional Amount (000s)	Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
U.S. Long Bond	4	3/20/20	$400	$624	$(12,031)
Ultra U.S. Treasury Bond	4	3/20/20	400	726	(20,500)

					$(32,531)

Short position contracts:
10-Year U.S. Treasury Note	(7)	3/20/20	$(700)	$(899)	$7,929

					$(24,602)

Schedule of Investments

AllianzGI Emerging Markets SRI Debt Fund

December 31, 2019 (unaudited) (continued)

Forward foreign currency contracts outstanding at December 31, 2019:

Description	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value December 31, 2019	Unrealized Appreciation	Unrealized Depreciation
Purchased:
10,586,838 Japanese Yen settling 3/18/20	State Street Bank and Trust Co.	$97,920	$97,821	$—	$(99)
1,250,000 Russian Ruble settling 1/15/20	State Street Bank and Trust Co.	19,335	20,125	790	—
711,000 Singapore Dollar settling 1/15/20	State Street Bank and Trust Co.	524,398	528,680	4,282	—
Sold:
67,988 Euro settling 3/18/20	State Street Bank and Trust Co.	75,769	76,620	—	(851)
27,055,066 Russian Ruble settling 1/15/20	JPMorgan Chase	411,549	435,590	—	(24,041)
1,400,000 Singapore Dollar settling 1/15/20	JPMorgan Chase	1,015,910	1,041,001	—	(25,091)

				$5,072	$(50,082)

(d)	At December 31, 2019, the Fund pledged $22,526 in cash as collateral for futures contracts.

Glossary:

€—Euro

RUB—Russian Ruble

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Sovereign Debt Obligations	85.9%
U.S. Treasury Obligations	9.7%
Mining	1.6%
Oil, Gas & Consumable Fuels	1.0%
Other assets less liabilities	1.8%

100.0%

Schedule of Investments

AllianzGI Floating Rate Note Fund

December 31, 2019 (unaudited)

	Principal Amount (000s)	Value^

CORPORATE BONDS & NOTES—78.5%

Apparel & Textiles—0.4%
Hanesbrands, Inc. (a)(b),
4.625%, 5/15/24	$50	$52,833

Auto Manufacturers—2.6%
Daimler Finance North America LLC, 3 mo. LIBOR + 0.840% (a)(b)(c),
2.742%, 5/4/23	250	251,148
General Motors Financial Co., Inc., 3 mo. LIBOR + 1.310% (c),
3.271%, 6/30/22	100	100,826

		351,974

Banks—35.9%
AIB Group PLC,
1.25%, 5/28/24	€100	115,474
Banco Santander S.A, 3 mo. EURIBOR + 1.000% (c),
0.575%, 1/5/23	200	226,407
Bank of America Corp. (c),
3 mo. LIBOR + 0.760%, 2.654%, 9/15/26	$200	196,451
3 mo. LIBOR + 0.960%, 2.894%, 7/23/24	40	40,524
BPCE S.A., 3 mo. LIBOR + 1.240% (c),
3.127%, 9/12/23	250	253,859
Canadian Imperial Bank of Commerce, SOFR + 0.800% (c),
2.341%, 3/17/23	150	150,559
CIT Group, Inc.,
5.00%, 8/1/23	50	53,979
Citigroup, Inc., 3 mo. LIBOR + 1.430% (c),
3.337%, 9/1/23	250	257,278
Cooperatieve Rabobank UA, 3 mo. LIBOR + 0.860% (a)(b)(c),
2.807%, 9/26/23	250	251,490
Credit Agricole S.A., 3 mo. LIBOR + 1.020% (a)(b)(c),
2.956%, 4/24/23	250	252,563
Goldman Sachs Group, Inc., 3 mo. EURIBOR + 0.620% (c),
0.221%, 9/26/23	€200	225,145
HSBC Holdings PLC, 3 mo. EURIBOR + 0.500% (c),
0.075%, 10/5/23	200	224,392
Industrial & Commercial Bank of China Ltd., 3 mo. LIBOR + 0.850% (c),
2.851%, 4/16/23	$250	250,749
ING Groep NV, 3 mo. LIBOR + 1.000% (c),
2.909%, 10/2/23	250	252,509
JPMorgan Chase & Co. (c),
3 mo. LIBOR + 0.890%, 2.824%, 7/23/24	40	40,422
3 mo. LIBOR + 1.230%, 3.166%, 10/24/23	200	204,978
Morgan Stanley, 3 mo. LIBOR + 1.400% (c),
3.336%, 10/24/23	200	204,358
Nordea Bank Abp, 3 mo. LIBOR + 0.940% (a)(b)(c),
2.854%, 8/30/23	200	199,609
QNB Finance Ltd., 3 mo. LIBOR + 1.300% (c),
3.187%, 3/12/24	200	201,250
Royal Bank of Scotland Group PLC, 3 mo. LIBOR + 1.470% (c),
3.38%, 5/15/23	200	203,075

	Principal Amount (000s)	Value^

Santander UK Group Holdings PLC, 3 mo. EURIBOR + 0.850% (c),
0.451%, 3/27/24	€100	$112,600
Skandinaviska Enskilda Banken AB, 3 mo. LIBOR + 0.645% (a)(b)(c),
2.532%, 12/12/22	$200	200,977
Standard Chartered PLC, 3 mo. LIBOR + 1.200% (a)(b)(c),
3.091%, 9/10/22	200	202,543
UBS Group AG, 3 mo. LIBOR + 0.950% (c),
2.86%, 8/15/23	250	252,802
Wells Fargo & Co., 3 mo. LIBOR + 1.230% (c),
3.157%, 10/31/23	200	204,672

		4,778,665

Chemicals—0.8%
DuPont de Nemours, Inc., 3 mo. LIBOR + 1.110% (c),
3.02%, 11/15/23	100	101,990

Commercial Services—0.8%
IHS Markit Ltd. (a)(b),
5.00%, 11/1/22	100	106,796

Computers—0.4%
Seagate HDD Cayman,
4.875%, 3/1/24	50	53,304

Containers & Packaging—2.1%
Ball Corp.,
4.00%, 11/15/23	50	52,624
Crown European Holdings S.A,
4.00%, 7/15/22	€100	121,234
Reynolds Group Issuer, Inc. (a)(b),
5.125%, 7/15/23	$50	51,292
3 mo. LIBOR + 3.500%, 5.501%, 7/15/21 (c)	50	50,175

		275,325

Diversified Financial Services—4.6%
Avolon Holdings Funding Ltd. (a)(b),
5.125%, 10/1/23	50	53,890
Capital One Financial Corp., 3 mo. LIBOR + 0.720% (c),
2.656%, 1/30/23	100	100,177
ICBCIL Finance Co., Ltd., 3 mo. LIBOR + 0.950% (c),
2.86%, 5/15/21	200	200,116
International Lease Finance Corp.,
5.875%, 8/15/22	100	108,877
Navient Corp.,
5.50%, 1/25/23	50	53,500
Synchrony Financial,
2.85%, 7/25/22	100	101,349

		617,909

Electric Utilities—2.8%
Edison International,
3.55%, 11/15/24	100	101,622
NextEra Energy Operating Partners L.P. (a)(b),
4.25%, 9/15/24	50	52,104
Perusahaan Listrik Negara PT,
5.50%, 11/22/21	200	212,086

		365,812

Schedule of Investments

AllianzGI Floating Rate Note Fund

December 31, 2019 (unaudited) (continued)

	Principal Amount (000s)	Value^

Energy-Alternate Sources—0.4%
TerraForm Power Operating LLC (a)(b),
4.25%, 1/31/23	$50	$51,598

Equity Real Estate Investment Trusts (REITs)—2.6%
CyrusOne L.P.,
2.90%, 11/15/24	100	100,569
Digital Stout Holding LLC,
4.75%, 10/13/23	£100	147,308
Equinix, Inc.,
2.625%, 11/18/24	$100	100,494

		348,371

Food & Beverage—0.9%
Albertsons Cos., Inc.,
6.625%, 6/15/24	50	52,458
Tesco PLC,
6.125%, 2/24/22	£50	72,850

		125,308

Healthcare-Products—2.4%
Becton Dickinson and Co., 3 mo. LIBOR + 1.030% (c),
2.917%, 6/6/22	$100	100,840
DH Europe Finance Sarl, 3 mo. EURIBOR + 0.300% (c),
zero coupon, 6/30/22	€200	224,597

		325,437

Healthcare-Services—1.6%
Centene Corp.,
4.75%, 5/15/22	$50	51,143
HCA, Inc.,
7.50%, 2/15/22	50	55,339
Tenet Healthcare Corp.,
4.625%, 7/15/24	50	51,292
Universal Health Services, Inc. (a)(b),
4.75%, 8/1/22	50	50,711

		208,485

Home Builders—0.8%
Lennar Corp.,
4.50%, 4/30/24	100	105,833

Insurance—2.2%
Phoenix Group Holdings PLC,
4.125%, 7/20/22	£100	138,756
Society of Lloyd’s,
4.75%, 10/30/24	100	147,650

		286,406

Leisure Time—0.4%
NCL Corp., Ltd. (a)(b),
3.625%, 12/15/24	$50	50,813

Media—1.2%
Charter Communications Operating LLC, 3 mo. LIBOR + 1.650% (c),
3.559%, 2/1/24	100	102,966
Sirius XM Radio, Inc. (a)(b),
4.625%, 7/15/24	50	52,604

		155,570

Miscellaneous Manufacturing—1.5%
General Electric Co., 3 mo. LIBOR + 1.000% (c),
3.001%, 4/15/23	200	200,669

	Principal Amount (000s)	Value^

Oil, Gas & Consumable Fuels—0.8%
Petrobras Global Finance BV,
6.25%, 3/17/24	$50	$56,136
Sunoco L.P.,
4.875%, 1/15/23	50	51,272

		107,408

Pharmaceuticals—3.0%
AbbVie, Inc., 3 mo. USD-LIBOR-BBA + .650% (a)(b)(c),
2.545%, 11/21/22	100	100,506
Bayer U.S. Finance II LLC, 3 mo. USD-LIBOR-BBA + 1.010% (a)(b)(c),
2.904%, 12/15/23	200	201,347
Cigna Corp., 3 mo. LIBOR + 0.890% (c),
2.891%, 7/15/23	100	100,486

		402,339

Pipelines—3.1%
DCP Midstream Operating L.P.,
3.875%, 3/15/23	50	51,250
Energy Transfer Operating L.P.,
4.25%, 3/15/23	100	104,591
Kinder Morgan, Inc., 3 mo. LIBOR + 1.280% (c),
3.281%, 1/15/23	100	101,292
MPLX L.P., 3 mo. LIBOR + 1.100% (c),
2.985%, 9/9/22	100	101,297
NGPL PipeCo LLC (a)(b),
4.375%, 8/15/22	50	51,848

		410,278

Real Estate—0.8%
Vonovia Finance BV, 3 mo. EURIBOR + 0.450% (c),
0.052%, 12/22/22	€100	112,422

Retail—1.2%
1011778 BC ULC (a)(b),
4.25%, 5/15/24	$50	51,354
Dollar Tree, Inc.,
3.70%, 5/15/23	100	104,163

		155,517

Semiconductors—0.4%
Broadcom Corp.,
3.625%, 1/15/24	50	51,795

Software—0.9%
Fidelity National Information Services, Inc.,
0.75%, 5/21/23	€100	114,559

Telecommunications—2.4%
AT&T, Inc., 3 mo. EURIBOR + 0.850% (c),
0.45%, 9/5/23	100	113,910
Verizon Communications, Inc., 3 mo. LIBOR + 1.100% (c),
3.01%, 5/15/25	$200	204,875

		318,785

Schedule of Investments

AllianzGI Floating Rate Note Fund

December 31, 2019 (unaudited) (continued)

	Principal Amount (000s)	Value^

Transportation—1.5%
Aviation Capital Group LLC, 3 mo. LIBOR + 0.670% (a)(b)(c),
2.606%, 7/30/21	$200	$200,054

Total Corporate Bonds & Notes (cost—$10,312,273)		10,436,255

MORTGAGE-BACKED SECURITIES (c)—12.9%
280 Park Avenue Mortgage Trust, 1 mo. LIBOR + 0.880%, Series 2017-280P, Class A (b),
2.62%, 9/15/34	200	200,253
BHMS, 1 mo. LIBOR + 1.250%, Series 2018-ATLS, Class A (a)(b),
2.99%, 7/15/35	100	100,067
BX Commercial Mortgage Trust (a)(b), 1 mo. LIBOR + 0.671%, 2.411%, 3/15/37, Series 2018-BIOA, Class A	150	149,797
1 mo. LIBOR + 0.750%, 2.49%, 11/15/35, Series 2018-IND, Class A	114	114,154
1 mo. LIBOR + 0.900%, 2.64%, 11/15/35, Series 2018-IND, Class B	70	70,022
BX Commercial Mortgage Trust 2019-XL, 1 mo. USD-LIBOR-BBA + .920% (a)(b),
2.66%, 10/15/36	250	250,504
BX Trust, 1 mo. LIBOR + 0.800%, Series 2018-BILT, Class A (a)(b),
2.54%, 5/15/30	100	99,835
CGDBB Commercial Mortgage Trust, 1 mo. LIBOR + 0.790%, Series 2017-BIOC, Class A (b),
2.53%, 7/15/32	91	91,346
DBCG Mortgage Trust, 1 mo. LIBOR + 0.700%, Series 2017-BBG, Class A (a)(b),
2.44%, 6/15/34	200	199,791
Dutch Property Finance BV, 3 mo. EURIBOR + 0.680%, Series 2017-1, Class A,
0.276%, 1/28/48	€134	151,552
Morgan Stanley Capital I Trust 2017-CLS, 1 mo. USD-LIBOR-BBA + .700% (b),
2.44%, 11/15/34	$150	149,763
Motel 6 Trust, 1 mo. LIBOR + 0.920%, Series 2017-MTL6, Class A (b),
2.66%, 8/15/34	137	137,273

Total Mortgage-Backed Securities (cost—$1,721,753)		1,714,357

ASSET-BACKED SECURITIES (b)— 5.2%

DB Master Finance LLC, Series 2019-1A Class A2I (a),
3.787%, 5/20/49	100	101,892
Domino’s Pizza Master Issuer LLC, 3 mo. LIBOR + 1.250%, Series 2017-1A Class A2I (a)(c),
3.19%, 7/25/47	98	98,295
Invitation Homes Trust (a)(c), 1 mo. LIBOR + 0.850%, 2.587%, 12/17/36, Series 2017-SFR2, Class A	93	93,050

	Principal Amount (000s)	Value^

1 mo. LIBOR + 0.900%, 2.64%, 6/17/37, Series 2018-SFR2, Class A	$90	$89,999
Taco Bell Funding LLC, Series 2018-1A Class A2I (a),
4.318%, 11/25/48	99	101,419
Vantage Data Centers Issuer LLC, Series 2018-1A, Class A2,
4.072%, 2/16/43	196	202,514

Total Asset-Backed Securities (cost—$680,356)		687,169

SOVEREIGN DEBT OBLIGATIONS—1.5%

Colombia—1.5%

Colombia Government International Bond,
2.625%, 3/15/23 (cost—$194,650)	200	201,286

U.S. GOVERNMENT AGENCY SECURITIES—0.3%

Fannie Mae, MBS, 1 mo. USD-LIBOR-BBA + 3.000%, Series 2014-C03, Class 1M2, CMO (c),
4.792%, 7/25/24 (cost—$40,241)	38	39,870

Repurchase Agreements—1.3%
State Street Bank and Trust Co., dated 12/31/19, 0.25%, due 1/2/20, proceeds $179,002; collateralized by U.S. Treasury Bonds, 2.50%, due 2/15/46, valued at $187,078 including accrued interest (cost—$179,000)	179	179,000

Total Investments (cost—$13,128,273)—99.7%		13,257,937

Other assets less liabilities (d)—0.3%		41,818

Net Assets—100.0%		$13,299,755

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $4,005,080, representing 30.1% of net assets.
(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $4,786,229, representing 36.0% of net assets.

(c)	Variable or Floating Rate Security—Securities with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on December 31, 2019.

Schedule of Investments

AllianzGI Floating Rate Note Fund

December 31, 2019 (unaudited) (continued)

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2019:

Type	Contracts	Expiration Date	Notional Amount (000s)		Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
2-Year U.S. Treasury Note	2	3/31/20		$400	$431	$(406)

Short position contracts:
5-Year U.S. Treasury Note	(17)	3/31/20		$(1,700)	$(2,016)	$7,617
Euro-Bobl	(1)	3/6/20	EUR	(100)	(150)	897
Euro-Schatz	(5)	3/6/20		(500)	(628)	477

						$8,991

						$8,585

Forward foreign currency contracts outstanding at December 31, 2019:

Description	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value December 31, 2019	Unrealized Appreciation	Unrealized Depreciation
Purchased:
200,515 Euro settling 3/18/20	Citibank N.A.	$224,103	$225,974	$1,871	$—
Sold:
379,453 British Pound settling 3/18/20	Citibank N.A.	499,738	503,660	—	(3,922)
1,719,818 Euro settling 3/18/20	Citibank N.A.	1,920,832	1,938,180	—	(17,348)

				$1,871	$(21,270)

(e)	At December 31, 2019, the Fund pledged $14,215 in cash as collateral for futures contracts.

Glossary:

BBA—British Bankers’ Association

£—British Pound

CMO—Collateralized Mortgage Obligation

EUR/€—Euro

EURIBOR—Euro Inter-Bank Offered Rate

LIBOR—London Inter-Bank Offered Rate

MBS—Mortgage-Backed Securities

REIT—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

December 31, 2019 (unaudited)

	Shares	Value^

COMMON STOCK—29.5%

Australia—0.5%
Aristocrat Leisure Ltd.	1,230	$29,064
BHP Group Ltd.	2,163	59,228
Bingo Industries Ltd.	11,820	23,594
BlueScope Steel Ltd.	2,355	24,943
Bravura Solutions Ltd.	4,226	15,402
Brickworks Ltd.	1,877	24,607
Computershare Ltd.	2,095	24,700
CSL Ltd.	392	76,002
Flight Centre Travel Group Ltd.	801	24,775
Macquarie Group Ltd.	575	55,685
National Australia Bank Ltd.	2,356	40,768
Newcrest Mining Ltd.	2,060	43,505
Regis Resources Ltd.	7,776	23,528
Rio Tinto Ltd.	410	29,008
Saracen Mineral Holdings Ltd. (k)	10,262	23,798
Silver Lake Resources Ltd. (k)	10,754	10,079
Sonic Healthcare Ltd.	1,275	25,708
St. Barbara Ltd.	6,297	11,964
Stockland REIT	800	2,596
Telstra Corp. Ltd.	17,437	43,313
Vicinity Centres REIT	1,738	3,040
Westpac Banking Corp.	2,543	43,426

		658,733

Austria—0.1%
Erste Group Bank AG (k)	637	23,927
EVN AG	856	16,611
Flughafen Wien AG	322	13,681
OMV AG	453	25,379
Raiffeisen Bank International AG	734	18,371
Telekom Austria AG (k)	987	8,060
voestalpine AG	739	20,497

		126,526

Belgium—0.1%
Ageas	512	30,276
Elia System Operator S.A.	380	33,716
Proximus SADP	1,263	36,190

		100,182

Bermuda—0.0%
Arch Capital Group Ltd. (k)	876	37,571
Bank of NT Butterfield & Son Ltd.	441	16,326

		53,897

Brazil—0.1%
Banco Bradesco S.A.	2,800	23,835
Banco do Brasil S.A. (k)	3,600	47,514
JBS S.A.	4,300	27,687
LOG Commercial Properties e Participacoes S.A.	1,125	9,078
Petroleo Brasileiro S.A.	3,100	24,832
Smiles Fidelidade S.A.	1,200	11,745
Suzano S.A.	2,152	21,305
Vale S.A. (k)	45	599

		166,595

Canada—0.9%
Aecon Group, Inc.	489	6,598
Artis Real Estate Investment Trust REIT	523	4,793
Bank of Nova Scotia	1,263	71,342
Bausch Health Cos., Inc. (k)	899	26,910

	Shares	Value^

Baytex Energy Corp. (k)	1,346	$1,938
Bonavista Energy Corp.	3,032	1,424
BRP, Inc.	617	28,110
Canadian Apartment Properties REIT	494	20,166
Canadian Imperial Bank of Commerce	588	48,931
Canfor Pulp Products, Inc.	534	3,438
Cogeco Communications, Inc.	695	60,586
Crescent Point Energy Corp.	346	1,547
ECN Capital Corp.	1,240	4,574
Emera, Inc.	695	29,860
Empire Co., Ltd., Class A	793	18,601
Exchange Income Corp.	529	18,206
Fairfax Financial Holdings Ltd.	131	61,512
Genworth MI Canada, Inc.	326	14,265
George Weston Ltd.	853	67,672
Husky Energy, Inc.	1,937	15,543
IA Financial Corp., Inc.	428	23,510
InterRent Real Estate Investment Trust REIT	1,332	16,043
Killam Apartment Real Estate Investment Trust REIT	1,091	15,913
Magellan Aerospace Corp.	1,336	14,465
Magna International, Inc.	398	21,823
Manulife Financial Corp.	1,735	35,220
Martinrea International, Inc.	2,322	25,588
Methanex Corp.	454	17,533
National Bank of Canada	506	28,087
Northview Apartment Real Estate Investment Trust REIT	668	15,247
Nutrien Ltd.	960	45,961
Power Corp. of Canada	821	21,149
Restaurant Brands International, Inc.	599	38,185
Restaurant Brands International, Inc.	1,180	75,249
Royal Bank of Canada	1,097	86,802
Suncor Energy, Inc.	1,586	51,981
Teck Resources Ltd., Class B	1,241	21,522
Toronto-Dominion Bank	928	52,047
Transcontinental, Inc., Class A	1,806	22,072

		1,134,413

Chile—0.0%
Banco Santander Chile	212,025	12,125
Empresas CMPC S.A.	8,295	20,330
Itau CorpBanca	2,815,502	16,304

		48,759

China—1.2%
58.com, Inc. ADR (k)	463	29,970
AAC Technologies Holdings, Inc.	3,400	29,682
Agile Group Holdings Ltd.	13,091	19,672
Agricultural Bank of China Ltd., Class H	48,000	21,128
Alibaba Group Holding Ltd. ADR (k)	799	169,468
Anhui Conch Cement Co., Ltd., Class H	3,500	25,501
Autohome, Inc. ADR (k)	297	23,763
Baidu, Inc. ADR (k)	203	25,659
Bank of China Ltd., Class H	88,000	37,618
Bank of Communications Co., Ltd., Class H	22,039	15,661
Beijing Enterprises Holdings Ltd.	5,000	22,943
BOC Aviation Ltd. (b)	6,800	69,158
China CITIC Bank Corp., Ltd., Class H	40,000	23,984

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

December 31, 2019 (unaudited) (continued)

	Shares	Value^

China Communications Services Corp., Ltd., Class H	34,000	$24,785
China Construction Bank Corp., Class H	118,064	102,366
China Dongxiang Group Co., Ltd.	43,117	4,758
China Everbright Greentech Ltd. (b)	32,000	17,337
China Lumena New Materials Corp. (d)(f)(k)	1,772	—	†
China Mobile Ltd.	8,500	71,824
China SCE Group Holdings Ltd.	63,000	36,697
China Shenhua Energy Co., Ltd., Class H	14,500	30,318
China Telecom Corp., Ltd., Class H	22,000	9,064
China Water Affairs Group Ltd.	10,000	7,482
China Yuchai International Ltd.	992	13,223
China Zhongwang Holdings Ltd.	41,200	16,460
Chongqing Rural Commercial Bank Co., Ltd., Class H	6,488	3,314
CIFI Holdings Group Co., Ltd.	50,000	42,277
CITIC Ltd.	13,000	17,351
Country Garden Holdings Co., Ltd.	16,000	25,608
Country Garden Services Holdings Co., Ltd.	5,172	17,413
CSPC Pharmaceutical Group Ltd.	12,000	28,637
EVA Precision Industrial Holdings Ltd.	20,236	1,506
Fosun International Ltd.	11,500	16,775
Golden Eagle Retail Group Ltd.	6,000	6,684
Guangzhou Automobile Group Co., Ltd., Class H	16,809	20,927
Guangzhou R&F Properties Co., Ltd., Class H	2,881	5,320
Industrial & Commercial Bank of China Ltd., Class H	66,000	50,921
Jiangsu Expressway Co., Ltd., Class H	5,189	7,111
Ju Teng International Holdings Ltd.	4,744	1,212
Kingboard Holdings Ltd.	5,000	15,858
Lenovo Group Ltd.	60,000	40,293
Postal Savings Bank of China Co., Ltd., Class H (b)	22,000	14,962
Shanghai Industrial Holdings Ltd.	9,000	17,326
Shenzhen Expressway Co., Ltd., Class H	25,700	36,878
Shenzhen Investment Holdings Bay Area Development Co., Ltd.	30,000	14,363
Sinotrans Ltd., Class H	45,000	15,306
Sinotruk Hong Kong Ltd.	11,500	24,544
SSY Group Ltd.	22,000	17,819
Tencent Holdings Ltd.	3,681	177,336
Tong Ren Tang Technologies Co., Ltd., Class H	2,726	2,678
Uni-President China Holdings Ltd.	20,000	21,011
Yuexiu Real Estate Investment Trust REIT	13,000	8,811
Yuzhou Properties Co., Ltd.	79,088	43,511

		1,544,273

Colombia—0.0%
Bancolombia S.A.	2,251	30,170
Corp. Financiera Colombiana S.A. (k)	346	3,247

		33,417

Czech Republic—0.1%
CEZ AS	2,391	53,737
Moneta Money Bank AS (b)	6,630	24,877
O2 Czech Republic AS	2,387	24,638
Philip Morris CR AS	31	20,884

		124,136

	Shares	Value^

Denmark—0.1%
Demant A/S (k)	972	$30,611
Netcompany Group A/S (b)(k)	413	19,652
Royal Unibrew A/S	168	15,389
Solar A/S, Class B	111	4,982
Spar Nord Bank A/S	377	3,661
Topdanmark A/S	384	18,930
Tryg A/S	1,482	43,936

		137,161

Finland—0.1%
Elisa Oyj	611	33,754
Finnair Oyj	2,810	18,550
Metsa Board Oyj	429	2,886
Neste Oyj	1,601	55,707
Oriola Oyj, Class B	700	1,591
Outokumpu Oyj	5,805	18,295
Stora Enso Oyj, Class R	1,506	21,913
UPM-Kymmene Oyj	1,003	34,799

		187,495

France—0.9%
Aeroports de Paris	113	22,373
APERAM S.A.	51	1,638
ArcelorMittal S.A.	1,371	24,157
AXA S.A.	1,711	48,346
BNP Paribas S.A.	937	55,693
Boiron S.A.	31	1,266
Cegereal S.A. REIT	421	20,212
Cie Generale des Etablissements Michelin SCA	326	40,117
CNP Assurances	1,192	23,751
Coface S.A. (k)	1,123	13,819
Credit Agricole S.A.	1,749	25,450
Eiffage S.A.	670	76,867
Engie S.A.	2,716	43,995
Faurecia SE	378	20,521
Hermes International	85	63,674
Ipsen S.A.	207	18,375
Jacquet Metal Service S.A.	1,016	17,628
Kaufman & Broad S.A.	357	14,817
Kering S.A.	77	50,736
Klepierre S.A. REIT	695	26,441
Korian S.A.	349	16,452
L’Oreal S.A.	164	48,496
LVMH Moet Hennessy Louis Vuitton SE	356	165,879
Orange S.A.	2,801	41,164
Peugeot S.A.	1,273	30,650
Renault S.A.	315	14,959
Rubis SCA	80	4,923
SEB S.A.	19	2,826
Societe Generale S.A.	919	32,071
Sodexo S.A.	194	22,990
STMicroelectronics NV	1,115	30,083
Total S.A.	1,483	82,292
Unibail-Rodamco-Westfield REIT	168	26,505
Vinci S.A.	1,080	120,283

		1,249,449

Germany—0.6%
Adidas AG	248	80,617
Bayer AG	899	73,086
Bayerische Motoren Werke AG	248	20,313

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

December 31, 2019 (unaudited) (continued)

	Shares	Value^

Covestro AG (b)	422	$19,636
Deutsche Boerse AG	251	39,360
Deutsche Lufthansa AG	1,206	22,199
Deutsche Telekom AG	5,924	96,811
Deutz AG	3,471	21,601
DWS Group GmbH & Co. KGaA (b)	724	25,707
Fresenius SE & Co. KGaA	568	31,963
HeidelbergCement AG	338	24,561
MTU Aero Engines AG	74	21,085
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	285	84,101
Rhoen Klinikum AG	147	2,882
SAP SE	573	77,125
Sixt SE	37	3,711
TAG Immobilien AG (k)	1,546	38,396
Talanx AG (k)	791	39,148
TLG Immobilien AG	794	25,338
WCM Beteiligungs & Grundbesitz AG	2,676	14,868

		762,508

Hong Kong—0.3%
AIA Group Ltd.	3,600	37,865
Cathay Pacific Airways Ltd.	1,543	2,281
CITIC Telecom International Holdings Ltd.	37,000	13,485
CK Asset Holdings Ltd.	4,500	32,473
CK Hutchison Holdings Ltd.	2,797	26,671
CLP Holdings Ltd.	10,281	107,924
Dah Sing Banking Group Ltd.	1,623	2,171
Fairwood Holdings Ltd.	5,000	12,760
Global Brands Group Holding Ltd.	61,400	5,036
Hang Seng Bank Ltd.	2,700	55,809
Health & Happiness H&H International Holdings Ltd.	4,500	18,639
Hui Xian Real Estate Investment Trust REIT	15,000	7,064
Hysan Development Co., Ltd.	7,000	27,449
IT Ltd.	42,000	10,088
Johnson Electric Holdings Ltd.	9,500	21,610
Kerry Properties Ltd.	4,243	13,476
NWS Holdings Ltd.	6,000	8,409
Shanghai Industrial Urban Development Group Ltd.	17,000	2,137
Swire Pacific Ltd., Class A	3,656	33,963
Wharf Real Estate Investment Co., Ltd.	4,000	24,406
Yue Yuen Industrial Holdings Ltd.	698	2,060

		465,776

Hungary—0.1%
Magyar Telekom Telecommunications PLC	30,802	46,592
MOL Hungarian Oil & Gas PLC	2,686	26,774
OTP Bank Nyrt	460	24,086

		97,452

Indonesia—0.1%
Astra International Tbk PT	56,900	28,342
Bank Central Asia Tbk PT	9,600	23,088
Bank Negara Indonesia Persero Tbk PT	45,955	25,942
Indo Tambangraya Megah Tbk PT	21,000	17,336
Mitra Adiperkasa Tbk PT	221,700	16,844

		111,552

Ireland—0.1%
Ingersoll-Rand PLC	516	68,587

	Shares		Value^

Irish Residential Properties REIT PLC	1,116		$1,990
Origin Enterprises PLC	4,223		17,574
Smurfit Kappa Group PLC	646		24,948

			113,099

Israel—0.2%
B Communications Ltd. (k)	1,705		3,109
Bank Leumi Le-Israel BM	7,872		57,410
Equital Ltd. (k)	—	†	5
First International Bank of Israel Ltd.	563		16,307
Harel Insurance Investments & Financial Services Ltd.	1,700		13,293
Hilan Ltd.	604		24,345
Israel Discount Bank Ltd., Class A	6,144		28,534
Mizrahi Tefahot Bank Ltd.	1,385		36,944
Shufersal Ltd.	769		4,902
Teva Pharmaceutical Industries Ltd. ADR (k)	2,064		20,227

			205,076

Italy—0.4%
Amplifon SpA	793		22,822
Enav SpA (b)	6,070		36,222
Enel SpA	17,844		141,750
Eni SpA	3,873		60,152
Intesa Sanpaolo SpA	9,557		25,175
Iren SpA	6,151		19,057
Mediobanca Banca di Credito Finanziario SpA	1,860		20,480
Moncler SpA	638		28,715
Prima Industrie SpA	831		15,299
Snam SpA	15,927		83,741
Telecom Italia SpA (k)	38,373		23,964
Unipol Gruppo SpA	2,831		16,253

			493,630

Japan—2.8%
ADEKA Corp.	26		392
Aeon Co., Ltd.	1,600		33,018
AGC, Inc.	800		28,606
Aida Engineering Ltd.	142		1,270
ANA Holdings, Inc.	1,545		51,578
Aoyama Trading Co., Ltd.	111		1,562
Asahi Group Holdings Ltd.	1,100		50,183
Astellas Pharma, Inc.	9,992		170,563
Bandai Namco Holdings, Inc.	700		42,582
Bookoff Group Holdings Ltd.	400		3,777
Canon, Inc.	1,210		33,116
Chubu Electric Power Co., Inc.	2,200		31,099
Dai-ichi Life Holdings, Inc.	1,600		26,368
Daikin Industries Ltd.	400		56,436
Daito Pharmaceutical Co., Ltd.	152		4,418
Daiwa Office Investment Corp. REIT	2		15,358
DCM Holdings Co., Ltd.	2,725		26,541
Doutor Nichires Holdings Co., Ltd.	1,551		30,786
DTS Corp.	1,098		25,505
DyDo Group Holdings, Inc.	426		17,976
East Japan Railway Co.	400		36,105
Exedy Corp.	1,074		24,295
FamilyMart Co., Ltd.	1,200		28,740
FUJIFILM Holdings Corp.	1,521		72,637
Fukuyama Transporting Co., Ltd.	345		12,530
Geo Holdings Corp.	536		6,611

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

December 31, 2019 (unaudited) (continued)

	Shares	Value^

Hitachi Ltd.	1,300	$54,854
Honda Motor Co., Ltd.	2,600	73,584
Honeys Holdings Co., Ltd.	39	641
Hoya Corp.	600	57,277
ITOCHU Corp.	4,777	110,715
Japan Airlines Co., Ltd.	1,620	50,440
Japan Wool Textile Co., Ltd.	2,200	22,724
JFE Holdings, Inc.	1,400	17,964
JVCKenwood Corp.	4,400	11,016
JXTG Holdings, Inc.	4,600	20,877
Kajima Corp.	4,500	59,828
Kamigumi Co., Ltd.	1,100	24,180
Kandenko Co., Ltd.	900	8,627
Kansai Electric Power Co., Inc.	2,000	23,170
KDDI Corp.	1,600	47,738
Kikkoman Corp.	700	34,268
Kintetsu Group Holdings Co., Ltd.	700	37,968
LaSalle Logiport REIT	19	28,243
Mazda Motor Corp.	2,800	23,860
McDonald’s Holdings Co. Japan Ltd.	600	28,907
Mirait Holdings Corp.	1,700	25,692
Mitsubishi Chemical Holdings Corp.	2,706	20,163
Mitsubishi Corp.	3,900	103,316
Mitsubishi Gas Chemical Co., Inc.	271	4,128
Mitsuboshi Belting Ltd.	71	1,365
Mitsui & Co., Ltd.	4,200	74,657
Mitsui Sugar Co., Ltd.	800	16,700
Morinaga Milk Industry Co., Ltd.	600	24,464
NEC Corp.	1,600	66,215
NET One Systems Co., Ltd.	1,200	30,639
Nichias Corp.	498	12,617
Nidec Corp.	400	54,633
Nihon Unisys Ltd.	821	25,754
Nippon REIT Investment Corp. REIT	6	26,395
Nippon Telegraph & Telephone Corp.	7,616	192,484
Nishimatsu Construction Co., Ltd.	800	17,999
Nissan Motor Co., Ltd.	4,859	28,157
Nisshin Seifun Group, Inc.	1,700	29,661
NTT DOCOMO, Inc.	6,743	187,834
Obayashi Corp.	5,127	56,944
Okumura Corp.	1,000	27,492
Pacific Industrial Co., Ltd.	224	3,051
Raito Kogyo Co., Ltd.	2,063	29,818
Recruit Holdings Co., Ltd.	1,900	71,165
Rengo Co., Ltd.	1,100	8,380
S Foods, Inc.	172	4,485
Sankyo Co., Ltd.	1,000	33,213
Sanyo Special Steel Co., Ltd.	182	2,622
Sawai Pharmaceutical Co., Ltd.	525	33,261
SBI Holdings, Inc.	1,100	23,223
Secom Co., Ltd.	400	35,697
Sekisui House Ltd.	1,800	38,439
Senko Group Holdings Co., Ltd.	2,496	21,263
Shibaura Electronics Co., Ltd.	200	5,860
Shiseido Co., Ltd.	700	49,707
SoftBank Group Corp.	1,600	69,467
Sojitz Corp.	6,684	21,543
Sony Corp.	1,000	67,898
Sumitomo Corp.	2,700	40,104
Sumitomo Densetsu Co., Ltd.	300	8,064
Sumitomo Electric Industries Ltd.	2,000	30,036

	Shares	Value^

Sumitomo Mitsui Financial Group, Inc.	1,300	$48,016
Sumitomo Rubber Industries Ltd.	2,100	25,607
Sushiro Global Holdings Ltd.	400	34,447
Suzuken Co., Ltd.	600	24,455
Takasago Thermal Engineering Co., Ltd.	1,397	24,992
Teijin Ltd.	900	16,814
Toho Co., Ltd.	600	25,003
Tokyo Gas Co., Ltd.	1,200	29,159
Tokyu Construction Co., Ltd.	700	4,986
Toshiba Plant Systems & Services Corp.	1,200	29,184
Towa Pharmaceutical Co., Ltd.	414	10,758
Toyo Seikan Group Holdings Ltd.	1,700	29,264
Toyo Suisan Kaisha Ltd.	700	29,726
Toyota Motor Corp.	1,751	123,378
Toyota Tsusho Corp.	600	21,077
Tv Tokyo Holdings Corp.	266	5,934
YA-MAN Ltd.	3,100	20,745
Yorozu Corp.	259	3,477
Yurtec Corp.	132	833

		3,701,393

Korea (Republic of)—0.5%
CJ Hello Co., Ltd.	889	4,644
Daeduck Electronics Co.	2,244	20,250
Daekyo Co., Ltd.	777	4,098
Dongwon Industries Co., Ltd.	114	20,829
Easy Bio, Inc.	559	2,406
Hana Financial Group, Inc.	799	25,415
Hansol Paper Co., Ltd.	477	5,949
HDC Holdings Co., Ltd.	757	7,204
HDC Hyundai Development Co-Engineering & Construction	1	22
HDC Hyundai Engineering Plastics Co., Ltd.	864	3,742
Industrial Bank of Korea (k)	1,952	19,897
KB Financial Group, Inc. (k)	624	25,708
KC Co., Ltd.	70	1,126
KC Tech Co., Ltd.	103	2,071
KT Corp. (k)	221	5,157
KT&G Corp. (k)	498	40,292
Kukdo Chemical Co., Ltd.	130	5,283
LG Corp.	311	19,816
LG Electronics, Inc. (k)	448	27,828
Macquarie Korea Infrastructure Fund	2,320	23,271
Orange Life Insurance Ltd. (b)	297	7,247
Partron Co., Ltd.	2,165	24,671
POSCO	117	23,782
Samsung Electronics Co., Ltd.	917	44,187
Samsung Electronics Co., Ltd. GDR	69	82,317
Samsung Fire & Marine Insurance Co., Ltd.	177	37,212
Shinhan Financial Group Co., Ltd. (k)	742	27,820
SK Hynix, Inc.	532	43,272
SK Telecom Co., Ltd.	177	36,471
Ubiquoss Holdings, Inc.	633	11,007
Ubiquoss, Inc.	140	3,432

		606,426

Malaysia—0.2%
AirAsia Group Bhd.	41,100	17,089
Ann Joo Resources Bhd.	32,300	9,639

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

December 31, 2019 (unaudited) (continued)

	Shares	Value^

Axis Real Estate Investment Trust REIT	11,200	$4,846
Bermaz Auto Bhd.	9,500	4,879
CIMB Group Holdings Bhd.	17,000	21,412
Genting Bhd.	12,100	17,905
Hong Leong Bank Bhd.	6,000	25,390
Hong Leong Financial Group Bhd.	4,900	20,244
KNM Group Bhd. (k)	31,700	2,913
Malayan Banking Bhd.	25,300	53,463
Maxis Bhd.	3,200	4,166
MISC Bhd.	7,300	14,915
Petronas Chemicals Group Bhd.	7,900	14,197
Petronas Dagangan Bhd.	4,300	24,283
Syarikat Takaful Malaysia Keluarga Bhd.	4,000	5,574
Tenaga Nasional Bhd.	7,300	23,678
VS Industry Bhd.	13,575	4,453

		269,046

Mexico—0.1%
Banco del Bajio S.A. (b)	16,700	27,972
Grupo Aeroportuario del Pacifico S.A.B de C.V. ADR	47	5,575
Grupo Financiero Banorte S.A.B de C.V., Class O	4,600	25,703
Grupo Lala S.A.B de C.V.	4,496	3,885
Megacable Holdings S.A.B de C.V. UNIT	5,000	20,479
Qualitas Controladora S.A.B. de C.V.	5,100	21,417
Ternium S.A. ADR	978	21,516
Wal-Mart de Mexico S.A.B de C.V.	17,400	49,833

		176,380

Morocco—0.0%
Douja Promotion Groupe Addoha S.A. (k)	3,431	4,068

Netherlands—0.3%
Aegon NV	4,846	22,183
AerCap Holdings NV (k)	365	22,437
Airbus SE	457	67,072
ASML Holding NV	293	86,745
ASR Nederland NV	1,250	46,844
Coca-Cola European Partners PLC	367	18,673
Koninklijke Ahold Delhaize NV	3,925	98,409
NIBC Holding NV (b)	1,687	14,274
Prosus NV (k)	252	18,860
Signify NV (b)	614	19,217
Vastned Retail NV REIT	232	6,948

		421,662

New Zealand—0.1%
a2 Milk Co., Ltd. (k)	2,268	22,964
Air New Zealand Ltd.	26,556	52,381
Arvida Group Ltd.	9,216	11,912
Auckland International Airport Ltd.	3,317	19,552
Kiwi Property Group Ltd. REIT	1,590	1,670
Oceania Healthcare Ltd.	24,160	21,469
Summerset Group Holdings Ltd.	8,717	52,245
Tourism Holdings Ltd.	4,537	10,544

		192,737

Norway—0.2%
Austevoll Seafood ASA	1,426	14,626
Avance Gas Holding Ltd. (b)(k)	97	555
B2Holding ASA	15,516	16,894
Elkem ASA (b)	2,558	7,213
Equinor ASA	1,425	28,418

	Shares	Value^

FLEX LNG Ltd.	1,967	$20,471
Frontline Ltd.	2,069	26,233
Mowi ASA	1,011	26,287
Norsk Hydro ASA	5,353	19,906
Norwegian Finans Holding ASA (k)	2,077	22,546
Salmar ASA	316	16,194
Selvaag Bolig ASA	3,268	27,489
Sparebank 1 Nord Norge	2,302	20,583

		247,415

Peru—0.0%
Ferreycorp SAA	41,576	27,483
Volcan Cia Minera SAA, Class B (k)	76,624	10,292

		37,775

Philippines—0.1%
Bloomberry Resorts Corp.	64,100	14,302
Globe Telecom, Inc.	540	21,538
Metro Pacific Investments Corp.	180,000	12,369
PLDT, Inc.	345	6,767
San Miguel Corp.	6,450	20,886
SM Prime Holdings, Inc.	27,600	22,908
Vista Land & Lifescapes, Inc.	145,700	22,238

		121,008

Poland—0.0%
Asseco Poland S.A.	2,505	42,099
Ciech S.A. (k)	570	5,959

		48,058

Russian Federation—0.0%
Surgutneftegas PJSC ADR	669	5,416

Singapore—0.3%
Accordia Golf Trust UNIT	12,500	6,219
Asian Pay Television Trust UNIT	118,900	14,941
CapitaLand Mall Trust REIT	25,200	46,130
ComfortDelGro Corp. Ltd.	11,400	20,171
Fortune Real Estate Investment Trust REIT	22,000	25,669
Frasers Logistics & Industrial Trust REIT	29,500	27,198
Keppel DC REIT	16,500	25,529
Mapletree Commercial Trust REIT	15,101	26,853
Oversea-Chinese Banking Corp., Ltd.	4,400	35,995
Sheng Siong Group Ltd.	5,100	4,702
Singapore Airlines Ltd.	5,400	36,306
Sino Grandness Food Industry Group Ltd. (k)	25,900	770
United Overseas Bank Ltd.	1,300	25,567
Wilmar International Ltd.	14,100	43,198

		339,248

South Africa—0.0%
MultiChoice Group (k)	1,465	12,205
Naspers Ltd., Class N	132	21,602

		33,807

Spain—0.2%
Amadeus IT Group S.A.	463	37,918
Banco Santander S.A.	10,779	45,194
CaixaBank S.A.	5,873	18,494
Ebro Foods S.A.	719	15,557
Iberdrola S.A.	5,205	53,640
Inmobiliaria Colonial Socimi S.A. REIT	410	5,233
International Consolidated Airlines Group S.A.	3,380	27,967

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

December 31, 2019 (unaudited) (continued)

	Shares	Value^

Lar Espana Real Estate Socimi S.A. REIT	137	$1,091
Repsol S.A.	1,854	29,127
Telefonica S.A.	3,499	24,469

		258,690

Sweden—0.2%
BillerudKorsnas AB	199	2,351
Castellum AB	1,113	26,143
Dios Fastigheter AB	1,811	16,595
Klovern AB, Class B	10,072	24,692
Lundin Petroleum AB	481	16,332
Nyfosa AB (k)	2,956	25,563
Peab AB	211	2,110
SSAB AB, Class A	6,606	23,212
Swedbank AB, Class A	1,713	25,465
Volvo AB, Class B	2,905	48,633

		211,096

Switzerland—0.8%
Alcon, Inc. (k)	359	20,334
Amcor PLC (k)	51	553
Baloise Holding AG	201	36,378
Banque Cantonale Vaudoise	10	8,163
Barry Callebaut AG	18	39,735
Cembra Money Bank AG	275	30,087
Implenia AG	379	15,373
Intershop Holding AG	24	14,031
Lonza Group AG (k)	130	47,425
Nestle S.A.	1,773	191,954
Novartis AG	1,306	123,665
PSP Swiss Property AG	214	29,548
Roche Holding AG	304	98,801
Straumann Holding AG	26	25,504
Sunrise Communications Group AG (b)(k)	169	13,277
Swiss Life Holding AG	201	100,836
Swiss Re AG	467	52,464
Zurich Insurance Group AG	408	167,361

		1,015,489

Taiwan—1.0%
Asia Cement Corp.	29,000	46,420
Chailease Holding Co., Ltd.	4,556	21,002
Cheng Loong Corp.	15,000	9,657
China Airlines Ltd.	12,000	3,627
China Development Financial Holding Corp.	86,000	27,933
China Metal Products	8,000	8,381
China Motor Corp.	4,000	5,223
China Petrochemical Development Corp.	36,000	11,777
Chunghwa Telecom Co., Ltd.	15,000	55,026
CTBC Financial Holding Co., Ltd.	62,000	46,385
E.Sun Financial Holding Co., Ltd.	77,000	71,758
Far Eastern New Century Corp.	16,000	15,935
First Financial Holding Co., Ltd.	141,322	111,825
Formosa Chemicals & Fibre Corp.	6,000	17,530
Formosa Petrochemical Corp.	16,000	52,039
Formosa Plastics Corp.	13,000	43,295
Fulgent Sun International Holding Co., Ltd.	2,000	8,955
Getac Technology Corp.	13,000	20,272

	Shares	Value^

Global Mixed Mode Technology, Inc.	4,000	$16,888
Grand Pacific Petrochemical (k)	32,000	19,869
Great Wall Enterprise Co., Ltd.	25,450	37,064
HannStar Display Corp.	124,000	33,491
Hon Hai Precision Industry Co., Ltd.	200	607
Hua Nan Financial Holdings Co., Ltd.	27,417	20,138
International CSRC Investment Holdings Co.	14,690	15,380
King Yuan Electronics Co., Ltd.	14,000	17,562
Lien Hwa Industrial Holdings Corp.	30,750	37,850
Mega Financial Holding Co., Ltd.	30,000	30,634
Nanya Technology Corp.	11,000	30,784
Pou Chen Corp.	18,000	23,546
Powertech Technology, Inc.	20,000	66,564
President Chain Store Corp.	4,000	40,619
Ruentex Development Co., Ltd. (k)	14,000	21,128
Sinbon Electronics Co., Ltd.	8,000	33,070
Sitronix Technology Corp.	3,000	16,776
Taichung Commercial Bank Co., Ltd.	27,352	10,940
Taiwan Business Bank	46,776	19,677
Taiwan Cement Corp.	14,000	20,421
Taiwan Cooperative Financial Holding Co., Ltd.	22,836	15,806
Taiwan Fertilizer Co., Ltd.	5,000	8,268
Taiwan Hon Chuan Enterprise Co., Ltd.	5,000	10,354
Taiwan PCB Techvest Co., Ltd.	5,000	6,097
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	579	33,640
Tripod Technology Corp.	11,000	46,169
TXC Corp.	15,000	23,695
Uni-President Enterprises Corp.	7,000	17,359
United Microelectronics Corp. ADR	11,269	30,201
United Renewable Energy Co., Ltd. (k)	8,340	2,132
WT Microelectronics Co., Ltd.	6,707	9,419
Yuanta Financial Holding Co., Ltd.	89,000	59,999

		1,353,187

Thailand—0.3%
Bangchak Corp. PCL (d)(f)	23,900	22,319
Bangkok Bank PCL (d)(f)	5,700	30,414
Bangkok Dusit Medical Services PCL (d)(f)	20,400	17,681
Banpu PCL (d)(f)	30,700	12,178
Electricity Generating PCL (d)(f)	6,000	65,619
Intouch Holdings PCL (d)(f)	16,000	30,549
Kiatnakin Bank PCL (d)(f)	13,000	28,620
PTT Global Chemical PCL (d)(f)	9,500	18,051
PTT PCL (d)(f)	28,600	41,965
Siam Cement PCL (d)(f)	2,800	36,597
Sri Trang Agro-Industry PCL (d)(f)	8,200	2,733
Thai Oil PCL (d)(f)	3,600	8,368
Thanachart Capital PCL (d)(f)	14,700	26,228
Tisco Financial Group PCL (d)(f)	21,400	70,848

		412,170

Turkey—0.1%
Akbank T.A.S. (k)	15,357	20,918
Dogus Otomotiv Servis ve Ticaret AS	909	1,454
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	83,530	20,497
Eregli Demir ve Celik Fabrikalari T.A.S	16,304	24,761

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

December 31, 2019 (unaudited) (continued)

	Shares	Value^

Haci Omer Sabanci Holding A/S	11,056	$17,732
Soda Sanayii AS	19,097	19,838
TAV Havalimanlari Holding AS	3,514	17,224
Trakya Cam Sanayii AS	39,048	22,958
Tupras Turkiye Petrol Rafinerileri AS	58	1,236
Turk Hava Yollari AO (k)	8,973	21,797
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS (k)	10,405	12,830

		181,245

United Kingdom—0.9%
Alliance Pharma PLC	21,726	24,135
Anglo American PLC	1,948	55,962
Aviva PLC	5,094	28,274
Berkeley Group Holdings PLC	374	24,071
BP PLC	15,864	99,797
British American Tobacco PLC	549	23,334
Costain Group PLC	6,064	12,804
Diageo PLC	1,340	56,463
easyJet PLC	1,091	20,551
Equiniti Group PLC (b)	5,801	15,860
Ferrexpo PLC	6,007	12,640
Gamma Communications PLC	1,603	28,240
Highland Gold Mining Ltd.	5,782	14,943
HSBC Holdings PLC	4,825	37,772
Informa PLC	2,837	32,267
J Sainsbury PLC	4,802	14,642
Johnson Service Group PLC	8,414	21,845
Keller Group PLC	2,052	20,353
Legal & General Group PLC	9,317	37,427
Lloyds Banking Group PLC	53,120	44,006
Marston’s PLC	19,873	33,484
Micro Focus International PLC	134	1,881
Morgan Sindall Group PLC	1,238	26,566
National Express Group PLC	4,352	27,125
Plus500 Ltd.	1,710	20,068
Primary Health Properties PLC REIT	4,727	10,018
Reach PLC	3,803	6,871
Regional REIT Ltd. REIT (b)	5,398	8,084
Rio Tinto PLC	971	57,478
Royal Dutch Shell PLC, Class A	4,402	130,140
Royal Dutch Shell PLC, Class B	2,377	70,558
Standard Life Aberdeen PLC	7,058	30,707
Tate & Lyle PLC	1,634	16,464
Taylor Wimpey PLC	10,664	27,343
TUI AG	1,661	20,962
Unilever PLC	831	47,569
Valaris PLC (k)	195	1,279
Venator Materials PLC (k)	2,225	8,522
Vesuvius PLC	2,106	13,948
Virgin Money UK PLC	1,098	2,741
Vodafone Group PLC	30,052	58,342

		1,245,536

United States—15.5%
Abbott Laboratories	914	79,390
AbbVie, Inc.	629	55,692
ABIOMED, Inc. (k)	97	16,547
Accenture PLC, Class A	173	36,429
Activision Blizzard, Inc.	514	30,542
Adobe, Inc. (k)	265	87,400

	Shares	Value^

AES Corp.	3,958	$78,764
Aflac, Inc.	2,181	115,375
AG Mortgage Investment Trust, Inc. REIT	2,536	39,105
Agilent Technologies, Inc.	479	40,863
AGNC Investment Corp. REIT	4,498	79,525
Align Technology, Inc. (k)	145	40,461
Alleghany Corp. (k)	73	58,369
Allstate Corp.	1,641	184,530
Ally Financial, Inc.	592	18,092
Alphabet, Inc., Class A (k)	112	150,012
Alphabet, Inc., Class C (k)	102	136,376
Altria Group, Inc.	1,119	55,849
Amazon.com, Inc. (k)	260	480,438
Amdocs Ltd.	297	21,440
Ameren Corp.	710	54,528
American Electric Power Co., Inc.	896	84,681
American Equity Investment Life Holding Co.	899	26,907
American Express Co.	711	88,512
American Financial Group, Inc.	329	36,075
American Tower Corp. REIT	92	21,143
AMETEK, Inc.	472	47,077
Amgen, Inc.	265	63,884
Annaly Capital Management, Inc. REIT	8,360	78,751
Antero Resources Corp. (k)	4,279	12,195
Anthem, Inc.	620	187,259
Anworth Mortgage Asset Corp. REIT	837	2,946
Apollo Commercial Real Estate Finance, Inc. REIT	1,173	21,454
Apollo Investment Corp.	302	5,273
Apple, Inc.	2,316	680,093
Archer-Daniels-Midland Co.	1,177	54,554
Ares Commercial Real Estate Corp. REIT	1,266	20,053
ASGN, Inc. (k)	64	4,542
AT&T, Inc.	9,683	378,412
Athene Holding Ltd., Class A (k)	982	46,183
Atmos Energy Corp.	59	6,600
Automatic Data Processing, Inc.	447	76,213
AutoZone, Inc. (k)	133	158,444
AvalonBay Communities, Inc. REIT	199	41,730
Avnet, Inc.	894	37,941
AXA Equitable Holdings, Inc.	1,203	29,810
Bank of America Corp.	4,150	146,163
Baxter International, Inc.	513	42,897
Becton Dickinson and Co.	204	55,482
Berkshire Hathaway, Inc., Class B (k)	417	94,450
Best Buy Co., Inc.	523	45,919
BGC Partners, Inc., Class A	2,480	14,731
Boeing Co.	362	117,925
Booz Allen Hamilton Holding Corp.	475	33,787
BorgWarner, Inc.	384	16,658
Boston Beer Co., Inc., Class A (k)	65	24,560
Boston Scientific Corp. (k)	2,526	114,226
Bright Horizons Family Solutions, Inc. (k)	224	33,665
Bristol-Myers Squibb Co.	954	61,237
Broadridge Financial Solutions, Inc.	431	53,246
CAI International, Inc. (k)	1,054	30,545
Carnival Corp.	719	36,547
Casey’s General Stores, Inc.	120	19,079
Caterpillar, Inc.	356	52,574

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

December 31, 2019 (unaudited) (continued)

	Shares	Value^

CBTX, Inc.	653	$20,321
CDW Corp.	510	72,848
Celanese Corp.	234	28,810
Centene Corp. (k)	411	25,840
Chemed Corp.	65	28,552
Chevron Corp.	708	85,321
Chimera Investment Corp. REIT	975	20,046
Chipotle Mexican Grill, Inc. (k)	63	52,738
Church & Dwight Co., Inc.	605	42,556
Cigna Corp.	173	35,377
Cincinnati Financial Corp.	313	32,912
Cisco Systems, Inc.	5,972	286,417
Citi Trends, Inc.	639	14,774
Citigroup, Inc.	1,360	108,650
Citizens Financial Group, Inc.	677	27,493
CMS Energy Corp.	642	40,343
Coca-Cola Co.	1,820	100,737
Comcast Corp., Class A	3,636	163,511
Conagra Brands, Inc.	1,348	46,156
ConocoPhillips	1,107	71,988
Consolidated Edison, Inc.	1,842	166,646
Constellation Brands, Inc., Class A	239	45,350
Costco Wholesale Corp.	851	250,126
Coty, Inc., Class A	2,013	22,646
Crown Castle International Corp. REIT	352	50,037
CSX Corp.	622	45,008
Cushman & Wakefield PLC (k)	902	18,437
CVS Health Corp.	1,210	89,891
Dana, Inc.	894	16,271
Danaher Corp.	472	72,443
Darden Restaurants, Inc.	259	28,234
Dime Community Bancshares, Inc.	279	5,828
DTE Energy Co.	479	62,208
Duke Energy Corp.	1,873	170,836
Dynex Capital, Inc. REIT	1,182	20,023
Eastman Chemical Co.	525	41,611
Eaton Corp. PLC	904	85,627
Edison International	347	26,167
Eli Lilly & Co.	1,384	181,899
Ellington Financial, Inc.	890	16,314
Encompass Health Corp.	670	46,411
Ennis, Inc.	415	8,985
Entergy Corp.	1,169	140,046
EOG Resources, Inc.	566	47,408
Equinix, Inc. REIT	7	4,086
Equity LifeStyle Properties, Inc. REIT	544	38,292
Equity Residential REIT	651	52,679
Essex Property Trust, Inc. REIT	182	54,757
Estee Lauder Cos., Inc., Class A	207	42,754
Exelon Corp.	1,634	74,494
Exxon Mobil Corp.	1,351	94,273
Facebook, Inc., Class A (k)	1,307	268,262
FedEx Corp.	113	17,087
First NBC Bank Holding Co. (k)	1,041	18
FLIR Systems, Inc.	544	28,326
Fortinet, Inc. (k)	329	35,124
frontdoor, Inc. (k)	542	25,702
FTI Consulting, Inc. (k)	229	25,341
Garmin Ltd.	419	40,878
General Mills, Inc.	1,247	66,789

	Shares	Value^

General Motors Co.	1,978	$72,395
German American Bancorp, Inc.	67	2,387
Global Payments, Inc.	215	39,250
Globus Medical, Inc., Class A (k)	406	23,905
GMS, Inc. (k)	771	20,879
Granite Point Mortgage Trust, Inc. REIT	160	2,941
Haemonetics Corp. (k)	144	16,546
Hartford Financial Services Group, Inc.	1,159	70,432
HCA Healthcare, Inc.	470	69,471
HEICO Corp., Class A	312	27,933
Hershey Co.	444	65,259
Hewlett Packard Enterprise Co.	2,462	39,047
HollyFrontier Corp.	503	25,507
Home Depot, Inc.	327	71,410
Honeywell International, Inc.	632	111,864
Horizon Therapeutics PLC (k)	462	16,724
HP, Inc.	3,359	69,027
Humana, Inc.	327	119,852
Illumina, Inc. (k)	239	79,286
Insight Enterprises, Inc. (k)	12	843
Intel Corp.	3,788	226,712
Intuit, Inc.	314	82,246
Intuitive Surgical, Inc. (k)	393	232,322
Invesco Ltd.	257	4,621
Invesco Mortgage Capital, Inc. REIT	2,618	43,590
Jacobs Engineering Group, Inc.	245	22,008
Johnson & Johnson	2,593	378,241
JPMorgan Chase & Co.	1,780	248,132
Kellogg Co.	248	17,152
Kimberly-Clark Corp.	750	103,162
Kohl’s Corp.	390	19,871
Korn Ferry	504	21,370
Laboratory Corp. of America Holdings (k)	250	42,292
Lam Research Corp.	84	24,562
Lear Corp.	208	28,538
Leidos Holdings, Inc.	419	41,016
Lockheed Martin Corp.	357	139,009
Lululemon Athletica, Inc. (k)	318	73,671
LyondellBasell Industries NV, Class A	265	25,037
Macy’s, Inc.	1,214	20,638
Manhattan Associates, Inc. (k)	85	6,779
ManTech International Corp., Class A	793	63,345
Marathon Petroleum Corp.	571	34,403
MarineMax, Inc. (k)	1,364	22,765
Marsh & McLennan Cos., Inc.	211	23,508
Marvell Technology Group Ltd.	180	4,781
Mastercard, Inc., Class A	1,158	345,767
MasterCraft Boat Holdings, Inc. (k)	862	13,577
McDonald’s Corp.	1,492	294,834
McGrath RentCorp	475	36,357
MDC Holdings, Inc.	490	18,698
Mercer International, Inc.	1,404	17,269
Merck & Co., Inc.	4,673	425,009
Merit Medical Systems, Inc. (k)	544	16,984
MFA Financial, Inc. REIT	3,113	23,814
Micron Technology, Inc. (k)	1,052	56,577
Microsoft Corp.	4,127	650,828
Morningstar, Inc.	74	11,197
Motorola Solutions, Inc.	264	42,541
NetApp, Inc.	821	51,107

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

December 31, 2019 (unaudited) (continued)

	Shares	Value^

Netflix, Inc. (k)	278	$89,952
New Residential Investment Corp. REIT	943	15,192
Newmark Group, Inc., Class A	1,670	22,470
NextEra Energy, Inc.	205	49,643
NIKE, Inc., Class B	736	74,564
Norfolk Southern Corp.	250	48,532
Northern Oil and Gas, Inc. (k)	5,709	13,359
Northrop Grumman Corp.	260	89,432
NVIDIA Corp.	331	77,884
NVR, Inc. (k)	12	45,701
O’Reilly Automotive, Inc. (k)	268	117,454
Occidental Petroleum Corp.	1,567	64,576
Old Dominion Freight Line, Inc.	321	60,919
Old Republic International Corp.	1,514	33,868
Ollie’s Bargain Outlet Holdings, Inc. (k)	202	13,193
Omega Healthcare Investors, Inc. REIT	615	26,045
Oracle Corp.	1,546	81,907
Owens Corning	331	21,555
PACCAR, Inc.	1,056	83,530
Paychex, Inc.	480	40,829
PBF Energy, Inc., Class A	586	18,383
PepsiCo, Inc.	1,333	182,181
Pfizer, Inc.	6,408	251,065
Phillips 66	334	37,211
Pinnacle West Capital Corp.	431	38,760
Planet Fitness, Inc., Class A (k)	217	16,206
PNC Financial Services Group, Inc.	597	95,299
Portland General Electric Co.	487	27,170
Procter & Gamble Co.	2,776	346,722
Progressive Corp.	2,272	164,470
Prospect Capital Corp.	3,921	25,251
Prudential Financial, Inc.	432	40,496
PS Business Parks, Inc. REIT	157	25,885
Public Storage REIT	135	28,750
PulteGroup, Inc.	955	37,054
QCR Holdings, Inc.	90	3,947
Quest Diagnostics, Inc.	530	56,599
RadNet, Inc. (k)	1,509	30,633
Ralph Lauren Corp.	182	21,334
Raytheon Co.	166	36,477
Realty Income Corp. REIT	541	39,834
Reinsurance Group of America, Inc.	320	52,179
Reliance Steel & Aluminum Co.	163	19,521
RenaissanceRe Holdings Ltd.	400	78,408
Republic Services, Inc.	828	74,214
Retail Properties of America, Inc., Class A REIT	2,152	28,837
Ross Stores, Inc.	1,302	151,579
Royal Caribbean Cruises Ltd.	185	24,699
S&P Global, Inc.	121	33,039
Sabre Corp.	1,110	24,908
Salesforce.com, Inc. (k)	673	109,457
Santander Consumer USA Holdings, Inc.	672	15,705
Shockwave Medical, Inc. (k)	511	22,443
Simply Good Foods Co. (k)	1,064	30,367
Southern Co.	868	55,292
SP Plus Corp. (k)	603	25,585
SS&C Technologies Holdings, Inc.	885	54,339
Starbucks Corp.	2,122	186,566

	Shares	Value^

STORE Capital Corp. REIT	175	$6,517
Stryker Corp.	297	62,352
Superior Industries International, Inc.	3,587	13,236
Synovus Financial Corp.	585	22,932
Sysco Corp.	1,273	108,892
T Rowe Price Group, Inc.	308	37,527
T-Mobile U.S., Inc. (k)	726	56,933
Target Corp.	1,111	142,441
TCG BDC, Inc.	821	10,985
TE Connectivity Ltd.	401	38,432
Tenneco, Inc. Class A	1,049	13,742
Texas Instruments, Inc.	449	57,602
Thermo Fisher Scientific, Inc.	450	146,191
TJX Cos., Inc.	2,686	164,007
Toll Brothers, Inc.	382	15,093
TPG RE Finance Trust, Inc. REIT	321	6,507
Tractor Supply Co.	324	30,275
Tyson Foods, Inc., Class A	1,082	98,505
Union Pacific Corp.	567	102,508
United Rentals, Inc. (k)	194	32,353
United Therapeutics Corp. (k)	255	22,460
UnitedHealth Group, Inc.	1,191	350,130
Unum Group	828	24,144
Valley National Bancorp	201	2,301
Verint Systems, Inc. (k)	257	14,228
Verizon Communications, Inc.	5,442	334,139
Verso Corp., Class A (k)	983	17,723
ViacomCBS, Inc., Class B	531	22,286
Visa, Inc., Class A	956	179,632
Vishay Intertechnology, Inc.	1,096	23,334
Vistra Energy Corp.	1,395	32,071
Voya Financial, Inc.	537	32,746
Walgreens Boots Alliance, Inc.	924	54,479
Walmart, Inc.	728	86,516
Walt Disney Co.	157	22,707
Waste Management, Inc.	2,138	243,646
Waterstone Financial, Inc.	1,032	19,639
WEC Energy Group, Inc.	1,599	147,476
WellCare Health Plans, Inc. (k)	189	62,410
Wells Fargo & Co.	604	32,495
Western Asset Mortgage Capital Corp. REIT	3,115	32,178
Windstream Holdings, Inc. (k)	294	26
WW International, Inc. (k)	328	12,533
Xcel Energy, Inc.	2,371	150,535
Xenia Hotels & Resorts, Inc. REIT	666	14,392
Yum! Brands, Inc.	283	28,507
Zebra Technologies Corp., Class A (k)	65	16,604
Zoetis, Inc.	903	119,512

		20,643,493

Total Common Stock (cost—$32,197,659)		39,339,472

	Principal Amount (000s)

CORPORATE BONDS & NOTES—25.9%

Belgium—0.2%
Anheuser-Busch InBev Finance, Inc.,
3.65%, 2/1/26	$255	270,705

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

December 31, 2019 (unaudited) (continued)

	Principal Amount (000s)	Value^

Canada—0.3%
Cenovus Energy, Inc.,
4.25%, 4/15/27	$230	$243,897
6.75%, 11/15/39	125	159,005

		402,902

Luxembourg—0.5%
Allergan Funding SCS,
3.85%, 6/15/24	155	163,000
DH Europe Finance II Sarl,
2.05%, 11/15/22	449	449,916

		612,916

Puerto Rico—0.3%
Popular, Inc.,
6.125%, 9/14/23	405	437,062

Switzerland—0.2%
Credit Suisse Group AG (converts to FRN on 8/1/26) (a)(b)(e)(i),
6.375%, 8/1/26	200	216,100

United States—24.4%
3M Co.,
3.25%, 8/26/49	155	150,664
AbbVie, Inc. (a)(b),
2.60%, 11/21/24	227	228,821
4.05%, 11/21/39	200	209,748
Alabama Power Co.,
2.80%, 4/1/25	445	454,520
4.10%, 1/15/42	120	128,999
Allergan Finance LLC,
3.25%, 10/1/22	86	87,890
Allergan Sales LLC (a)(b),
5.00%, 12/15/21	145	151,793
Amazon.com, Inc.,
3.875%, 8/22/37	105	119,505
American Express Co.,
2.50%, 7/30/24	240	242,786
8.15%, 3/19/38	120	192,592
Apple, Inc.,
2.20%, 9/11/29	100	98,147
4.50%, 2/23/36	195	236,845
AT&T, Inc.,
3.80%, 3/15/22	495	513,797
4.85%, 3/1/39	300	346,462
Bank of America Corp. (i),
2.881%, 4/24/23 (converts to FRN on 4/24/22)	695	706,901
2.884%, 10/22/30 (converts to FRN on 10/22/29)	244	246,817
3 mo. USD-LIBOR + 1.180%, 3.146%, 10/21/22	210	214,887
3.366%, 1/23/26 (converts to FRN on 1/23/25)	150	156,960
4.33%, 3/15/50 (converts to FRN on 3/15/49)	175	209,856
Becton Dickinson and Co.,
2.894%, 6/6/22	725	737,013
Berkshire Hathaway Finance Corp.,
4.25%, 1/15/49	170	201,043
Boeing Co.,
2.95%, 2/1/30	480	491,152

	Principal Amount (000s)	Value^

Boston Gas Co. (a)(b),
3.15%, 8/1/27	$580	$599,312
Bristol-Myers Squibb Co. (a)(b),
3.625%, 5/15/24	865	913,912
4.125%, 6/15/39	190	218,590
Broadcom Corp.,
3.875%, 1/15/27	520	539,652
Broadcom, Inc. (a)(b),
4.75%, 4/15/29	190	208,238
Cameron LNG LLC (a)(b),
3.701%, 1/15/39	225	229,823
Capital One Financial Corp.,
3.20%, 1/30/23	590	606,538
3.80%, 1/31/28	195	209,485
Charter Communications Operating LLC,
4.908%, 7/23/25	550	606,303
Citibank N.A., (converts to FRN on 2/19/21) (i),
3.165%, 2/19/22	740	749,683
Citigroup, Inc.,
2.976%, 11/5/30 (converts to FRN on 11/5/29) (i)	85	86,342
4.65%, 7/30/45	90	110,779
4.65%, 7/23/48	85	105,996
5.00%, 9/12/24, Ser. U (converts to FRN on 9/12/24) (e)(i)	185	193,903
Columbia Pipeline Group, Inc.,
4.50%, 6/1/25	425	465,830
5.80%, 6/1/45	85	108,616
Comcast Corp.,
3.20%, 7/15/36	280	286,265
3.375%, 2/15/25	570	601,452
Comerica, Inc.,
3.70%, 7/31/23	180	188,778
Commonwealth Edison Co.,
5.90%, 3/15/36	90	119,946
Consolidated Edison Co. of New York, Inc.,
3.70%, 11/15/59	75	75,716
5.70%, 12/1/36, Ser. 06-E	10	12,946
CSX Corp.,
4.75%, 5/30/42	90	106,205
CVS Health Corp.,
4.10%, 3/25/25	440	472,993
4.875%, 7/20/35	240	275,012
Discover Financial Services, Ser. C, (converts to FRN on 10/30/27) (e)(i),
5.50%, 10/30/27	185	195,086
Discovery Communications LLC,
3.95%, 3/20/28	100	106,802
DTE Electric Co.,
5.70%, 10/1/37	60	78,337
6.625%, 6/1/36, Ser. A	10	14,000
Duke Energy Carolinas LLC,
6.10%, 6/1/37	30	40,694
Duke Energy Ohio, Inc.,
4.30%, 2/1/49	130	151,860
Duke Energy Progress LLC,
6.125%, 9/15/33	25	31,989
Edison International,
2.95%, 3/15/23	160	160,356
3.55%, 11/15/24	230	233,729

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

December 31, 2019 (unaudited) (continued)

	Principal Amount (000s)	Value^

El Paso Natural Gas Co. LLC,
8.375%, 6/15/32	$142	$197,610
Energy Transfer Operating L.P.,
6.50%, 2/1/42	195	232,137
Eversource Energy, Ser. K,
2.75%, 3/15/22	355	360,136
Express Scripts Holding Co.,
4.75%, 11/15/21	270	282,972
Fifth Third Bancorp, (converts to FRN on 6/30/23) (e)(i),
5.10%, 6/30/23	185	190,600
First Maryland Capital II, 3 mo. LIBOR + 0.850% (i),
2.759%, 2/1/27	40	37,900
Fiserv, Inc.,
4.40%, 7/1/49	60	68,325
Five Corners Funding Trust (a)(b),
4.419%, 11/15/23	555	601,897
GE Capital International Funding Co. Unlimited Co.,
2.342%, 11/15/20	50	50,056
General Electric Co., 3 mo. LIBOR + 1.000% (i),
3.001%, 4/15/23	289	289,967
General Motors Financial Co., Inc.,
3.55%, 7/8/22	325	333,939
Global Payments, Inc.,
2.65%, 2/15/25	295	296,518
Harborwalk Funding Trust, (converts to FRN on 2/15/49) (a)(b)(i),
5.077%, 2/15/69	150	179,076
Hess Corp.,
4.30%, 4/1/27	200	214,169
7.125%, 3/15/33	160	205,748
Huntington Bancshares, Inc., Ser. E, (converts to FRN on 4/15/23) (e)(i),
5.70%, 4/15/23	185	192,070
Huntington Capital Trust I, 3 mo. LIBOR + 0.700% (i),
2.627%, 2/1/27	245	225,400
Intel Corp.,
3.25%, 11/15/49	75	75,549
Jersey Central Power & Light Co.,
6.15%, 6/1/37	170	220,056
JPMorgan Chase & Co., 3 mo. LIBOR + 0.950% (i),
2.852%, 2/2/37	445	393,825
Kansas City Southern,
4.20%, 11/15/69	45	46,430
Kinder Morgan Energy Partners L.P.,
7.50%, 11/15/40	50	68,646
Kinder Morgan, Inc.,
4.30%, 6/1/25	455	493,451
L3Harris Technologies, Inc.,
3.95%, 5/28/24 (a)(b)	150	159,280
4.40%, 6/15/28 (a)(b)	220	245,558
4.40%, 6/15/28	220	245,558
Lincoln National Corp., 3 mo. LIBOR + 2.358% (i),
4.262%, 5/17/66	270	240,156

	Principal Amount (000s)	Value^

Lowe’s Cos., Inc.,
4.65%, 4/15/42	$70	$80,372
Manufacturers & Traders Trust Co.,
2.625%, 1/25/21	300	302,039
Massachusetts Institute of Technology,
5.60%, 7/1/2111	45	69,667
MetLife, Inc. (a)(b),
9.25%, 4/8/38	95	140,244
Microsoft Corp.,
4.875%, 12/15/43	225	293,632
MPLX L.P.,
4.00%, 3/15/28	125	129,744
New York Life Insurance Co. (a)(b),
4.45%, 5/15/69	135	153,631
NextEra Energy Capital Holdings, Inc.,
2.75%, 11/1/29	98	98,178
NiSource, Inc.,
3.49%, 5/15/27	705	741,668
Northrop Grumman Corp.,
2.93%, 1/15/25	600	618,495
3.25%, 1/15/28	240	250,361
4.03%, 10/15/47	40	44,613
Northrop Grumman Systems Corp.,
7.875%, 3/1/26	160	205,588
Nuveen Finance LLC (a)(b),
4.125%, 11/1/24	690	747,697
Oracle Corp.,
2.50%, 5/15/22	95	96,390
PacifiCorp,
4.15%, 2/15/50	135	155,172
PepsiCo, Inc.,
4.45%, 4/14/46	115	141,624
Plains All American Pipeline L.P.,
4.65%, 10/15/25	415	445,665
6.125%, 11/15/22, Ser. B (converts to FRN on 11/15/22) (e)(i)	100	93,402
6.65%, 1/15/37	170	200,206
PPL Electric Utilities Corp.,
3.00%, 10/1/49	135	128,543
President & Fellows of Harvard College,
4.875%, 10/15/40	65	83,506
San Diego Gas & Electric Co., Ser. NNN,
3.60%, 9/1/23	610	637,198
Sempra Energy,
3.55%, 6/15/24	275	287,427
Simon Property Group L.P.,
3.25%, 9/13/49	100	97,439
Southern California Edison Co.,
3.90%, 12/1/41	195	191,789
State Street Corp., 3 mo. LIBOR + 1.000% (i),
2.894%, 6/15/47	300	263,250
Synchrony Financial,
3.70%, 8/4/26	110	113,768
Time Warner Cable LLC,
4.50%, 9/15/42	105	105,613
6.55%, 5/1/37	225	278,052
Truist Financial Corp.,
2.70%, 1/27/22	885	897,315
4.80%, 9/1/24, Ser. N (converts to FRN on 9/1/24) (e)(i)	185	191,244
5.125%, 12/15/27, Ser. M (converts to FRN on 12/15/27) (e)(i)	55	56,590

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

December 31, 2019 (unaudited) (continued)

	Principal Amount (000s)	Value^

United Parcel Service, Inc.,
3.40%, 9/1/49	$150	$151,104
United Technologies Corp.,
1.90%, 5/4/20	485	485,470
4.15%, 5/15/45	165	189,403
6.125%, 7/15/38	65	90,661
UnitedHealth Group, Inc.,
3.50%, 8/15/39	235	246,272
Verizon Communications, Inc.,
5.25%, 3/16/37	245	307,668
ViacomCBS, Inc.,
3.125%, 6/15/22	490	489,772
5.25%, 4/1/44	45	52,376
Virginia Electric & Power Co.,
2.75%, 3/15/23, Ser. C	475	484,260
3.80%, 9/15/47, Ser. B	150	162,280
Wells Fargo & Co.,
4.40%, 6/14/46	80	91,720
Wells Fargo Capital X,
5.95%, 12/1/86	110	137,901

		32,608,404

Total Corporate Bonds & Notes (cost—$34,532,245)		34,548,089

	Shares

MUTUAL FUNDS (g)—23.3%

AllianzGI Focused Growth (j)	96,984	4,540,801
AllianzGI Global Small-Cap Opportunities	178,508	3,066,770
AllianzGI International Growth (k)	678,114	11,358,405
AllianzGI Mid-Cap (h)	1,000,900	4,534,078
AllianzGI NFJ Mid-Cap Value (j)	135,569	4,471,076
AllianzGI Small-Cap (j)	145,199	3,034,658

Total Mutual Funds (cost—$29,710,701)		31,005,788

EXCHANGE-TRADED FUNDS—10.7%

Alerian MLP	320,000	2,720,000
Invesco DB Precious Metals	139,500	5,803,897
PIMCO 15+ Year U.S. TIPS Index (g)	34,500	2,485,035
Schwab U.S. REIT	71,636	3,292,391

Total Exchange-Traded Funds (cost—$14,021,218)		14,301,323

	Principal Amount (000s)

U.S. TREASURY OBLIGATIONS—1.3%

U.S. Treasury Bond (m),
2.25%, 8/15/49	$349	338,639
U.S. Treasury Notes,
1.50%, 11/30/24 (m)	372	368,919
1.75%, 12/31/24	208	208,553
1.75%, 11/15/29	849	836,199

Total U.S. Treasury Obligations (cost—$1,768,767)		1,752,310

	Shares	Value^

PREFERRED STOCK—0.4%

Brazil—0.1%
Petroleo Brasileiro S.A.	3,300	$24,925
Telefonica Brasil S.A.	3,000	43,361

		68,286

Colombia—0.0%
Avianca Holdings S.A.	35,036	19,611
Banco Davivienda S.A.	2,101	29,450
Grupo Aval Acciones y Valores S.A.	9,215	4,097

		53,158

Germany—0.0%
Sixt SE	309	22,481

Korea (Republic of)—0.1%
Samsung Electronics Co., Ltd.	1,569	61,429

United States—0.2%
Energy Transfer Operating L.P., Ser. E (e)(i)	12,570	318,272

Total Preferred Stock (cost—$497,613)		523,626

RIGHTS (k)—0.0%

Morocco—0.0%
Douja Promotion Groupe Addoha S.A., exercise price MAD 10.00, expires 1/8/20 (d)(f)	3,431	119

Spain—0.0%
Repsol S.A., expires 1/10/20	1,854	880

Total Rights (cost—$876)		999

	Principal Amount (000s)

Repurchase Agreements—4.1%
State Street Bank and Trust Co., dated 12/31/19, 0.25%, due 1/2/20, proceeds $5,521,077; collateralized by U.S. Treasury Bonds, 3.00%, due 11/15/45, valued at $5,636,015 including accrued interest (cost—$5,521,000)	$5,521	5,521,000

Total Investments (cost—$118,250,079) (c)—95.2%		126,992,607

Other assets less liabilities (l)—4.8%		6,373,007

Net Assets—100.0%		$133,365,614

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

December 31, 2019 (unaudited) (continued)

Notes to Schedule of Investments:

†	Actual amount rounds to less than $1.
(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $5,203,720, representing 3.9% of net assets.
(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $5,544,970, representing 4.2% of net assets.

(c)	Securities with an aggregate value of $15,143,820, representing 11.4% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(d)	Fair-Valued—Securities with an aggregate value of $412,289, representing 0.3% of net assets.
(e)	Perpetual maturity. The date shown, if any, is the next call date.
(f)	Level 3 security.
(g)	Affiliated fund.
(h)	Institutional Class share.
(i)	Variable or Floating Rate Security—Securities with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on December 31, 2019.
(j)	Class R6 share.
(k)	Non-income producing.
(l)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2019:

Type	Contracts	Expiration Date	Notional Amount (000s)		Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
2-Year U.S. Treasury Note	5	3/31/20		$1,000	$1,077	$(436)
5-Year U.S. Treasury Note	21	3/31/20		2,100	2,491	(7,603)
10-Year U.S. Treasury Note	54	3/20/20		5,400	6,935	(60,807)
E-mini S&P 500 Index	47	3/20/20		2	7,593	119,766
Euro STOXX 50 Index	95	3/20/20	EUR	1	3,974	(23,589)
Euro-BTP	18	3/6/20		1,800	2,876	185
Mini MSCI Emerging Markets Index	185	3/20/20		$9	10,362	181,070
MSCI EAFE Index	88	3/20/20		4	8,961	(4,330)
SPI 200 Index	23	3/19/20	AUD	1	2,664	(45,253)
TOPIX Index	25	3/12/20	JPY	250	3,960	(9,307)
U.S. Long Bond	9	3/20/20		$900	1,403	(30,416)
Ultra U.S. Treasury Bond	7	3/20/20		700	1,271	(41,381)
XAP Consumer Staples	65	3/20/20		7	4,125	44,234
XAU Utilities	63	3/20/20		6	4,112	45,788

						$167,921

Credit default swaps agreements outstanding at December 31, 2019:

Centrally cleared buy protection swap agreements(1):

Broker (Exchange)/ Reference Debt Issuer	Notional Amount (000s)(4)	Implied Credit Spread(3)	Termination Date	Fixed Deal Pay Rate	Payment Frequency	Value(5)	Upfront Premiums Received	Unrealized Depreciation
Goldman Sachs (ICE):
Berkshire Hathaway, Inc.	$740	0.356%	12/20/24	(1.00)%	Quarterly	$(24,015)	$(22,655)	$(1,360)
CDX.NA.HY.33	6,500	2.807%	12/20/24	(5.00)%	Quarterly	(637,914)	(614,024)	(23,890)
CDX.NA.IG.33	15,000	0.455%	12/20/24	(1.00)%	Quarterly	(394,307)	(392,217)	(2,090)

						$(1,056,236)	$(1,028,896)	$(27,340)

Centrally cleared sell protection swap agreements(2):

Broker (Exchange)/ Referenced Debt Issuer	Notional Amount (000s)(4)	Implied Credit Spread(3)	Termination Date	Fixed Deal Received Rate	Payment Frequency	Value(5)	Upfront Premiums Paid	Unrealized Depreciation
Goldman Sachs (ICE):
Boeing Co.	$755	0.551%	12/20/24	1.00%	Quarterly	$17,202	$17,464	$(262)

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

December 31, 2019 (unaudited) (continued)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of year/period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

This represents the maximum potential amount the Fund could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at December 31, 2019 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(m)

At December 31, 2019, the Fund pledged $4,911,758 in cash as collateral for futures contracts and $1,314,484 in cash as collateral for swap contracts. The Fund also held U.S. Treasury Obligations valued at $412,561 as collateral for swap contracts.

Glossary:

ADR—American Depositary Receipt

AUD—Australian Dollar

CDX—Credit Derivatives Index

EAFE—Europe, Australasia and Far East

EUR—Euro

FRN—Floating Rate Note

GDR—Global Depositary Receipt

ICE—Intercontinental Exchange

JPY—Japanese Yen

LIBOR—London Inter-Bank Offered Rate

MAD—Moroccan Dirham

MSCI—Morgan Stanley Capital International

REIT—Real Estate Investment Trust

TIPS—Treasury Inflation Protected Securities

TOPIX—Tokyo Stock Price Index

UNIT—More than one class of securities traded together

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

December 31, 2019 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Mutual Funds	23.3%
Exchange-Traded Funds	10.7%
Banks	7.3%
Electric Utilities	4.2%
Pharmaceuticals	3.8%
Oil, Gas & Consumable Fuels	2.8%
Insurance	2.8%
Aerospace & Defense	2.7%
Pipelines	2.2%
Media	2.2%
Diversified Financial Services	2.0%
Software	1.3%
U.S. Treasury Obligations	1.3%
Diversified Telecommunication Services	1.1%
Healthcare Providers & Services	1.0%
Technology Hardware, Storage & Peripherals	0.9%
Healthcare-Products	0.9%
IT Services	0.9%
Telecommunications	0.9%
Food Products	0.8%
Hotels, Restaurants & Leisure	0.8%
Equity Real Estate Investment Trusts (REITs)	0.7%
Healthcare Equipment & Supplies	0.7%
Food & Staples Retailing	0.7%
Specialty Retail	0.6%
Semiconductors & Semiconductor Equipment	0.6%
Semiconductors	0.6%
Interactive Media & Services	0.6%
Internet & Direct Marketing Retail	0.5%
Real Estate Management & Development	0.5%
Metals & Mining	0.5%
Textiles, Apparel & Luxury Goods	0.5%
Trading Companies & Distributors	0.4%
Wireless Telecommunication Services	0.4%
Construction & Engineering	0.4%
Multi-Utilities	0.4%
Electronic Equipment, Instruments & Components	0.4%
Commercial Services & Supplies	0.4%
Beverages	0.4%
Household Products	0.4%
Commercial Services	0.4%
Automobiles	0.3%
Miscellaneous Manufacturing	0.3%
Road & Rail	0.3%
Mortgage Real Estate Investment Trusts (REITs)	0.3%
Chemicals	0.3%
Food & Beverage	0.3%
Capital Markets	0.3%
Household Durables	0.3%
Airlines	0.3%
Machinery	0.3%
Computers	0.3%
Auto Manufacturers	0.3%
Communications Equipment	0.2%
Life Sciences Tools & Services	0.2%
Transportation	0.2%
Auto Components	0.2%
Industrial Conglomerates	0.2%
Healthcare-Services	0.2%

Personal Products	0.2%
Electrical Equipment	0.2%
Multi-Line Retail	0.2%
Biotechnology	0.2%
Transportation Infrastructure	0.1%
Independent Power Producers & Energy Traders	0.1%
Construction Materials	0.1%
Consumer Finance	0.1%
Entertainment	0.1%
Building Products	0.1%
Paper & Forest Products	0.1%
Tobacco	0.1%
Gas Utilities	0.1%
Professional Services	0.1%
Internet	0.1%
Leisure Equipment & Products	0.1%
Containers & Packaging	0.1%
Retail	0.1%
Diversified Consumer Services	0.1%
Thrifts & Mortgage Finance	0.0%
Air Freight & Logistics	0.0%
Marine	0.0%
Water Utilities	0.0%
Energy Equipment & Services	0.0%
Distributors	0.0%
Repurchase Agreements	4.1%
Other assets less liabilities	4.8%

100.0%

Schedule of Investments

AllianzGI Global High Yield Fund

December 31, 2019 (unaudited)

	Principal Amount (000s)	Value^

CORPORATE BONDS & NOTES—98.2%

Australia—0.4%
FMG Resources August 206 Pty Ltd. (a)(b),
5.125%, 5/15/24	$100	$106,459

Brazil—2.3%
BRF GmbH,
4.35%, 9/29/26	200	206,622
Petrobras Global Finance BV (a)(b),
5.093%, 1/15/30	339	363,666

		570,288

Canada—2.9%
Cott Holdings, Inc. (a)(b),
5.50%, 4/1/25	100	104,709
Kronos Acquisition Holdings, Inc. (a)(b),
9.00%, 8/15/23	150	143,687
Rockpoint Gas Storage Canada Ltd. (a)(b),
7.00%, 3/31/23	200	197,083
Superior Plus L.P. (a)(b),
7.00%, 7/15/26	250	269,149

		714,628

China—2.8%
China Evergrande Group,
9.50%, 4/11/22	200	191,176
Country Garden Holdings Co., Ltd.,
8.00%, 1/27/24	200	219,000
Eagle Intermediate Global Holding BV,
5.375%, 5/1/23	€100	85,763
Yuzhou Properties Co., Ltd.,
6.00%, 10/25/23	$200	195,688

		691,627

Colombia—0.9%
Millicom International Cellular S.A. (a)(b),
6.25%, 3/25/29	200	220,968

France—0.9%
Altice France S.A. (a)(b),
7.375%, 5/1/26	200	215,098

Germany—1.7%
Consus Real Estate AG (a)(b),
9.625%, 5/15/24	€150	179,823
Techem Verwaltungsgesellschaft 674 mbH (a)(b),
6.00%, 7/30/26	100	121,473
WEPA Hygieneprodukte GmbH (a)(b),
2.875%, 12/15/27	100	116,346

		417,642

Greece—0.9%
Crystal Almond Sarl (a)(b),
4.25%, 10/15/24	200	231,115

Guatemala—0.9%
Central American Bottling Corp.,
5.75%, 1/31/27	$200	211,321

Indonesia—1.7%
Listrindo Capital BV,
4.95%, 9/14/26	200	203,353
Theta Capital Pte Ltd.,
7.00%, 4/11/22	200	200,957

		404,310

	Principal Amount (000s)	Value^

Ireland—1.8%
C&W Senior Financing DAC,
6.875%, 9/15/27	$200	$214,330
eircom Finance DAC,
3.50%, 5/15/26	€200	237,560

		451,890

Israel—0.1%
Teva Pharmaceutical Finance Netherlands III BV,
2.20%, 7/21/21	$26	25,227

Italy—4.1%
Assicurazioni Generali SpA, (converts to FRN on 6/8/28) (d),
5.00%, 6/8/48	€100	134,520
Enel SpA, USD 5 Year Swap Rate + 5.880% (a)(b)(d),
8.75%, 9/24/73	$200	235,392
F-Brasile SpA, Ser. XR (a)(b),
7.375%, 8/15/26	200	212,000
Intesa Sanpaolo SpA,
6.625%, 9/13/23	€150	201,138
Societa Cattolica di Assicurazioni SC, (converts to FRN on 12/14/27) (d),
4.25%, 12/14/47	100	115,745
Telecom Italia SpA,
2.75%, 4/15/25	100	119,011

		1,017,806

Luxembourg—2.2%
Altice Financing S.A. (a)(b),
7.50%, 5/15/26	$200	215,370
Altice Luxembourg S.A. (a)(b),
8.00%, 5/15/27	€100	126,051
ARD Finance S.A., PIK 7.25% (a)(b),
6.50%, 6/30/27	$200	207,160

		548,581

Mexico—0.4%
Petroleos Mexicanos (a)(b),
6.49%, 1/23/27	100	106,438

Netherlands—5.1%
Atradius Finance BV, (converts to FRN on 9/23/24) (d),
5.25%, 9/23/44	€100	128,421
Intertrust Group BV (a)(b),
3.375%, 11/15/25	150	177,183
Koninklijke KPN NV, USD 10 Year Swap Rate + 5.210% (d),
7.00%, 3/28/73	$200	220,804
Schoeller Packaging BV (a)(b),
6.375%, 11/1/24	€100	116,610
Sunshine Mid BV (a)(b),
6.50%, 5/15/26	100	120,366
Trivium Packaging Finance BV (a)(b),
8.50%, 8/15/27	$200	222,870
Ziggo BV (a)(b),
4.875%, 1/15/30	250	258,658

		1,244,912

Portugal—2.5%
Caixa Geral de Depositos S.A., (converts to FRN on 3/30/22) (c)(d),
10.75%, 3/30/22	€200	265,516

Schedule of Investments

AllianzGI Global High Yield Fund

December 31, 2019 (unaudited) (continued)

	Principal Amount (000s)	Value^

EDP—Energias de Portugal S.A., (converts to FRN on 1/30/24) (d),
4.496%, 4/30/79	€100	$125,717
Transportes Aereos Portugueses S.A. (a)(b),
5.625%, 12/2/24	200	223,294

		614,527

Spain—1.7%
Cirsa Finance International Sarl (a)(b),
4.75%, 5/22/25	150	176,884
Grifols S.A. (a)(b),
2.25%, 11/15/27	100	116,259
Tasty Bondco 1 S.A. (a)(b),
6.25%, 5/15/26	100	117,678

		410,821

Switzerland—0.5%
Selecta Group BV,
5.875%, 2/1/24	100	115,617

United Arab Emirates—0.4%
Shelf Drilling Holdings Ltd. (a)(b),
8.25%, 2/15/25	$100	95,499

United Kingdom—4.6%
AA Bond Co., Ltd.,
5.50%, 7/31/22	£100	114,324
CPUK Finance Ltd. (a)(b),
4.875%, 8/28/25	100	137,482
Galaxy Bidco Ltd. (a)(b),
6.50%, 7/31/26	100	140,894
Jaguar Land Rover Automotive PLC,
4.50%, 1/15/26	€100	108,603
Miller Homes Group Holdings PLC,
5.50%, 10/15/24	£100	138,067
Neptune Energy Bondco PLC (a)(b),
6.625%, 5/15/25	$200	200,374
Phoenix Group Holdings PLC,
4.125%, 7/20/22	£100	138,756
Virgin Money UK PLC, (converts to FRN on 12/14/23) (d),
7.875%, 12/14/28	100	149,899

		1,128,399

United States—59.4%
Albertsons Cos., Inc. (a)(b),
5.875%, 2/15/28	$50	53,218
7.50%, 3/15/26	150	168,656
Allied Universal Holdco LLC (a)(b),
9.75%, 7/15/27	150	160,589
American Axle & Manufacturing, Inc.,
6.50%, 4/1/27	100	104,003
AmeriGas Partners L.P.,
5.875%, 8/20/26	50	55,218
Antero Resources Corp.,
5.375%, 11/1/21	75	71,551
ASGN, Inc. (a)(b),
4.625%, 5/15/28	100	102,973
BCPE Cycle Merger Sub II, Inc. (a)(b),
10.625%, 7/15/27	125	128,481
Brink’s Co. (a)(b),
4.625%, 10/15/27	200	206,464

	Principal Amount (000s)	Value^

Broadcom, Inc. (a)(b),
4.75%, 4/15/29	$250	$273,997
BWX Technologies, Inc. (a)(b),
5.375%, 7/15/26	100	106,285
Capitol Investment Merger Sub 2 LLC (a)(b),
10.00%, 8/1/24	150	156,062
Catalent Pharma Solutions, Inc. (a)(b),
5.00%, 7/15/27	150	157,402
CCO Holdings LLC (a)(b),
5.00%, 2/1/28	100	105,117
5.375%, 6/1/29	100	106,935
Cheniere Corpus Christi Holdings LLC,
5.875%, 3/31/25	200	225,249
Chesapeake Energy Corp. (a)(b),
11.50%, 1/1/25	50	47,375
CIT Group, Inc.,
6.125%, 3/9/28	200	236,569
Clearway Energy Operating LLC,
4.75%, 3/15/28 (a)(b)	100	101,500
5.75%, 10/15/25	100	105,459
Cleveland-Cliffs, Inc. (a)(b),
5.875%, 6/1/27	150	144,277
Covanta Holding Corp.,
5.875%, 7/1/25	250	264,479
Crestwood Midstream Partners L.P.,
5.75%, 4/1/25	200	204,998
CSC Holdings LLC (a)(b),
5.75%, 1/15/30	200	213,750
DCP Midstream Operating L.P. (a)(b),
6.75%, 9/15/37	50	52,672
Diamond Sports Group LLC (a)(b),
5.375%, 8/15/26	100	101,343
DISH DBS Corp.,
5.875%, 11/15/24	100	102,396
Dole Food Co., Inc. (a)(b),
7.25%, 6/15/25	150	145,562
Dun & Bradstreet Corp. (a)(b),
10.25%, 2/15/27	85	97,907
Eagle Holding Co. II LLC, PIK 8.50% (a)(b),
7.75%, 5/15/22	100	101,716
Encompass Health Corp.,
4.50%, 2/1/28	250	259,525
Energizer Holdings, Inc. (a)(b),
6.375%, 7/15/26	100	106,685
First Quality Finance Co., Inc. (a)(b),
5.00%, 7/1/25	250	260,834
Ford Motor Credit Co. LLC,
2.33%, 11/25/25	€200	229,050
Freeport-McMoRan, Inc.,
5.25%, 9/1/29	$100	107,315
General Electric Co., Ser. D, (converts to FRN on 1/21/21) (c)(d),
5.00%, 1/21/21	150	147,187
Genesis Energy L.P.,
6.75%, 8/1/22	250	252,945
Granite Merger Sub 2, Inc. (a)(b),
11.00%, 7/15/27	100	106,285
Gray Television, Inc. (a)(b),
5.875%, 7/15/26	175	186,480
Harsco Corp. (a)(b),
5.75%, 7/31/27	150	160,319

Schedule of Investments

AllianzGI Global High Yield Fund

December 31, 2019 (unaudited) (continued)

	Principal Amount (000s)	Value^

HCA, Inc.,
5.625%, 9/1/28	$100	$114,145
5.875%, 2/1/29	100	115,750
Hertz Corp. (a)(b),
7.125%, 8/1/26	150	162,731
Hill-Rom Holdings, Inc. (a)(b),
4.375%, 9/15/27	50	51,580
iHeartCommunications, Inc.,
8.375%, 5/1/27	150	166,027
Installed Building Products, Inc. (a)(b),
5.75%, 2/1/28	100	107,160
Itron, Inc. (a)(b),
5.00%, 1/15/26	250	259,774
Jagged Peak Energy LLC,
5.875%, 5/1/26	25	25,871
Kratos Defense & Security Solutions, Inc. (a)(b),
6.50%, 11/30/25	100	107,292
Live Nation Entertainment, Inc. (a)(b),
4.75%, 10/15/27	150	155,527
Molina Healthcare, Inc.,
5.375%, 11/15/22	100	106,476
Moog, Inc. (a)(b),
4.25%, 12/15/27	250	255,025
Moss Creek Resources Holdings, Inc. (a)(b),
7.50%, 1/15/26	125	95,356
MSCI, Inc. (a)(b),
5.375%, 5/15/27	100	107,982
MTS Systems Corp. (a)(b),
5.75%, 8/15/27	100	104,785
Navient Corp.,
5.625%, 8/1/33	150	129,348
NCL Corp., Ltd. (a)(b),
3.625%, 12/15/24	150	152,437
NGPL PipeCo LLC (a)(b),
7.768%, 12/15/37	150	192,573
Olin Corp.,
5.625%, 8/1/29	225	238,061
Outfront Media Capital LLC (a)(b),
4.625%, 3/15/30	100	101,935
Panther BF Aggregator 2 L.P. (a)(b),
8.50%, 5/15/27	250	266,087
Parsley Energy LLC (a)(b),
5.25%, 8/15/25	50	51,521
5.625%, 10/15/27	50	52,968
PDC Energy, Inc.,
5.75%, 5/15/26	50	50,001
Performance Food Group, Inc. (a)(b),
5.50%, 10/15/27	150	160,691
Qualitytech L.P. (a)(b),
4.75%, 11/15/25	100	103,917
Rackspace Hosting, Inc. (a)(b),
8.625%, 11/15/24	150	147,000
Refinitiv U.S. Holdings, Inc.,
6.875%, 11/15/26	€100	127,736
Scientific Games International, Inc.,
5.50%, 2/15/26	100	117,627
Scripps Escrow, Inc. (a)(b),
5.875%, 7/15/27	$150	157,402

	Principal Amount (000s)	Value^

Seagate HDD Cayman,
4.75%, 1/1/25	$98	$104,746
4.875%, 3/1/24	150	159,911
Select Medical Corp.,
6.25%, 8/15/26	50	54,218
6.25%, 8/15/26 (a)(b)	100	108,436
Service Corp. International,
4.625%, 12/15/27	150	156,723
Smithfield Foods, Inc. (a)(b),
4.25%, 2/1/27	50	51,856
Sprint Communications, Inc.,
6.00%, 11/15/22	50	52,527
Sprint Corp.,
7.875%, 9/15/23	100	110,541
SRC Energy, Inc.,
6.25%, 12/1/25	50	50,500
Staples, Inc. (a)(b),
10.75%, 4/15/27	50	50,843
Sunoco L.P.,
5.875%, 3/15/28	250	266,163
T-Mobile USA, Inc.,
4.75%, 2/1/28	50	52,483
Talen Energy Supply LLC (a)(b),
6.625%, 1/15/28	150	153,427
7.25%, 5/15/27	50	52,703
Tenet Healthcare Corp. (a)(b),
4.875%, 1/1/26	200	209,730
6.25%, 2/1/27	50	53,875
TerraForm Power Operating LLC (a)(b),
4.75%, 1/15/30	150	152,902
Terrier Media Buyer, Inc. (a)(b),
8.875%, 12/15/27	150	159,000
TransDigm, Inc. (a)(b),
6.25%, 3/15/26	200	216,897
Transocean, Inc.,
6.80%, 3/15/38	50	35,630
Tronox, Inc. (a)(b),
6.50%, 4/15/26	150	154,909
U.S. Steel Corp.,
6.25%, 3/15/26	100	85,695
United Airlines Holdings, Inc.,
4.875%, 1/15/25	100	106,292
VICI Properties L.P. (a)(b),
4.25%, 12/1/26	150	154,775
Viking Cruises Ltd. (a)(b),
5.875%, 9/15/27	200	214,120
Vistra Operations Co. LLC (a)(b),
5.00%, 7/31/27	100	104,683
5.625%, 2/15/27	200	211,120
Voya Financial, Inc., (converts to FRN on 1/23/28) (d),
4.70%, 1/23/48	130	130,217
Waste Pro USA, Inc. (a)(b),
5.50%, 2/15/26	300	313,447
WellCare Health Plans, Inc. (a)(b),
5.375%, 8/15/26	200	213,370
Wolverine Escrow LLC (a)(b),
8.50%, 11/15/24	100	103,709
WPX Energy, Inc.,
5.75%, 6/1/26	50	53,491

Schedule of Investments

AllianzGI Global High Yield Fund

December 31, 2019 (unaudited) (continued)

	Principal Amount (000s)	Value^

Wyndham Destinations, Inc.,
6.35%, 10/1/25	$150	$167,312
Wynn Las Vegas LLC (a)(b),
5.25%, 5/15/27	180	191,475
Yum! Brands, Inc. (a)(b),
4.75%, 1/15/30	150	157,402
Zayo Group LLC (a)(b),
5.75%, 1/15/27	100	101,910

		14,620,651

Total Investments (cost—$23,291,734)—98.2%		24,163,824

Other assets less liabilities (e)—1.8%		452,729

Net Assets—100.0%		$24,616,553

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $14,953,254, representing 60.7% of net assets.
(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $14,953,254, representing 60.7% of net assets.

(c)	Perpetual maturity. The date shown, if any, is the next call date.
(d)	Variable or Floating Rate Security—Securities with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on December 31, 2019.

(e)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2019:

Type	Contracts	Expiration Date	Notional Amount (000s)		Market Value (000s)	Unrealized Appreciation (Depreciation)
Short position contracts:
5-Year U.S. Treasury Note	(14)	3/31/20	$(1,400)		$(1,661)	$6,242
E-mini S&P 500 Index	(2)	3/20/20	(—	)(g)	(323)	(5,590)

						$652

Forward foreign currency contracts outstanding at December 31, 2019:

Description	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value December 31, 2019	Unrealized Appreciation	Unrealized Depreciation
Purchased:
109,471 British Pound settling 3/18/20	JPMorgan Chase	$143,862	$145,304	$1,442	$—
20,742 Euro settling 3/18/20	Goldman Sachs	23,338	23,375	37	—
330,930 Euro settling 3/18/20	JPMorgan Chase	368,933	372,948	4,015	—
Sold:
702,454 British Pound settling 3/18/20	Goldman Sachs	915,227	932,389	—	(17,162)
3,799,201 Euro settling 3/18/20	Goldman Sachs	4,236,925	4,281,578	—	(44,653)
100,000 Euro settling 3/18/20	JPMorgan Chase	111,595	112,696	—	(1,101)
55,000 Euro settling 3/18/20	JPMorgan Chase	62,056	61,983	73	—

				$5,567	$(62,916)

(f)	At December 31, 2019, the Fund pledged $12,002 in cash as collateral for futures contracts.
(g)	Notional amount rounds to less than 500.

Glossary:

£—British Pound

€—Euro

FRN—Floating Rate Note

MSCI—Morgan Stanley Capital International

PIK—Payment-in-Kind

Schedule of Investments

AllianzGI Global High Yield Fund

December 31, 2019 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Oil, Gas & Consumable Fuels	7.4%
Media	7.1%
Healthcare-Services	6.6%
Telecommunications	6.3%
Commercial Services	6.0%
Electric Utilities	5.2%
Food & Beverage	4.3%
Pipelines	3.8%
Banks	3.5%
Real Estate	3.2%
Aerospace & Defense	3.2%
Insurance	3.2%
Retail	2.4%
Entertainment	2.4%
Environmental Services	2.3%
Containers & Packaging	2.2%
Software	1.9%
Chemicals	1.6%
Auto Components	1.5%
Computers	1.5%
Lodging	1.5%
Auto Manufacturers	1.4%
Airlines	1.3%
Diversified Financial Services	1.2%
Semiconductors	1.1%
Distribution/Wholesale	1.1%
Advertising	1.1%
Consumer Products	1.1%
Electronics	1.1%
Home Builders	1.0%
Iron/Steel	0.9%
Diversified Telecommunication Services	0.9%
Leisure	0.9%
Mining	0.9%
Real Estate Management & Development	0.8%
Equity Real Estate Investment Trusts (REITs)	0.6%
Energy-Alternate Sources	0.6%
Leisure Time	0.6%
Miscellaneous Manufacturing	0.6%
Household Products/Wares	0.6%
Pharmaceuticals	0.6%
Paper & Forest Products	0.5%
Machinery-Diversified	0.5%
Electrical Equipment	0.4%
Machinery-Construction & Mining	0.4%
Internet	0.4%
Textiles	0.3%
Healthcare-Products	0.2%
Other assets less liabilities	1.8%

100.0%

Schedule of Investments

AllianzGI Global Sustainability Fund

December 31, 2019 (unaudited)

	Shares	Value^

COMMON STOCK—97.7%

Australia—1.5%
CSL Ltd.	13,579	$2,632,724

Canada—1.2%
Gibson Energy, Inc.	101,295	2,074,186

Denmark—1.4%
Novo Nordisk A/S, Class B	42,164	2,443,355

France—2.4%
Bureau Veritas S.A.	74,553	1,948,959
Credit Agricole S.A.	146,389	2,130,156

		4,079,115

Germany—7.3%
Adidas AG	12,636	4,107,567
Covestro AG (a)	18,970	882,676
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	13,152	3,881,062
SAP SE	25,808	3,473,709

		12,345,014

Hong Kong—1.2%
AIA Group Ltd.	188,000	1,977,377

Japan—4.2%
Daikin Industries Ltd.	26,200	3,696,552
Keyence Corp.	9,700	3,406,042

		7,102,594

Korea (Republic of)—1.6%
Samsung Electronics Co., Ltd. GDR	2,239	2,679,381

Spain—3.8%
Amadeus IT Group S.A.	50,462	4,132,673
Industria de Diseno Textil S.A.	63,785	2,254,194

		6,386,867

Sweden—3.8%
Assa Abloy AB, Class B	114,321	2,672,305
Atlas Copco AB, Class A	93,603	3,736,226

		6,408,531

Switzerland—3.8%
Roche Holding AG	12,472	4,053,433
UBS Group AG (c)	183,450	2,315,027

		6,368,460

United Kingdom—10.7%
AstraZeneca PLC	36,114	3,614,720
Prudential PLC	167,181	3,203,293
Reckitt Benckiser Group PLC	38,116	3,096,105
Royal Dutch Shell PLC, Class B	122,777	3,644,471
Unilever PLC	54,714	3,131,974
Vodafone Group PLC	706,616	1,371,805

		18,062,368

United States—54.8%
AbbVie, Inc.	26,383	2,335,951
Accenture PLC, Class A	18,734	3,944,818
Adobe, Inc. (c)	14,165	4,671,759
Agilent Technologies, Inc.	54,521	4,651,186
Alphabet, Inc., Class A (c)	2,724	3,648,498

	Shares	Value^

American Express Co.	34,252	$4,264,031
Apple, Inc.	20,505	6,021,293
Bright Horizons Family Solutions, Inc. (c)	17,599	2,644,954
Citigroup, Inc.	35,400	2,828,106
Colgate-Palmolive Co.	30,764	2,117,794
Eaton Corp. PLC	26,189	2,480,622
Ecolab, Inc.	17,327	3,343,938
EOG Resources, Inc.	26,990	2,260,682
Estee Lauder Cos., Inc., Class A	14,663	3,028,496
International Flavors & Fragrances, Inc.	25,044	3,231,177
Intuit, Inc.	17,467	4,575,131
Johnson & Johnson	20,196	2,945,991
Microsoft Corp.	48,631	7,669,109
Mondelez International, Inc., Class A	47,022	2,589,972
S&P Global, Inc.	19,479	5,318,741
Starbucks Corp.	50,906	4,475,655
UnitedHealth Group, Inc.	14,663	4,310,629
Visa, Inc., Class A	37,201	6,990,068
Xylem, Inc.	32,602	2,568,712

		92,917,313

Total Common Stock (cost—$149,145,211)		165,477,285

	Principal Amount (000s)

Repurchase Agreements—2.2%
State Street Bank and Trust Co., dated 12/31/19, 0.25%, due 1/2/20, proceeds $3,782,053; collateralized by U.S. Treasury Bonds, 2.50%, due 2/15/46, valued at $3,861,081 including accrued interest (cost—$3,782,000)	$3,782	3,782,000

Total Investments (cost—$152,927,211) (b)—99.9%		169,259,285

Other assets less liabilities—0.1%		155,124

Net Assets—100.0%		$169,414,409

Notes to Schedule of Investments:

(a)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Security with a value of $882,676, representing 0.5% of net assets.

(b)	Securities with an aggregate value of $66,372,254, representing 39.2% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Non-income producing.

Glossary:

GDR—Global Depositary Receipt

Schedule of Investments

AllianzGI Global Sustainability Fund

December 31, 2019 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Software	12.0%
IT Services	8.9%
Pharmaceuticals	7.7%
Insurance	5.4%
Technology Hardware, Storage & Peripherals	5.1%
Oil, Gas & Consumable Fuels	4.7%
Capital Markets	4.5%
Chemicals	4.4%
Building Products	3.8%
Machinery	3.7%
Personal Products	3.6%
Household Products	3.1%
Biotechnology	2.9%
Banks	2.9%
Life Sciences Tools & Services	2.8%
Hotels, Restaurants & Leisure	2.6%
Healthcare Providers & Services	2.6%
Consumer Finance	2.5%
Textiles, Apparel & Luxury Goods	2.4%
Interactive Media & Services	2.2%
Electronic Equipment, Instruments & Components	2.0%
Diversified Consumer Services	1.6%
Food Products	1.5%
Electrical Equipment	1.5%
Specialty Retail	1.3%
Professional Services	1.2%
Wireless Telecommunication Services	0.8%
Repurchase Agreements	2.2%
Other assets less liabilities	0.1%

100.0%

Schedule of Investments

AllianzGI Green Bond Fund

December 31, 2019 (unaudited)

	Principal Amount (000s)	Value^

CORPORATE BONDS & NOTES—81.2%

Brazil—0.3%
Fibria Overseas Finance Ltd.,
5.50%, 1/17/27	$100	$109,809

Canada—2.9%
Bank of Nova Scotia,
2.375%, 1/18/23	500	506,370
Toronto-Dominion Bank,
1.85%, 9/11/20	500	499,753

		1,006,123

China—1.2%
Industrial & Commercial Bank of China Ltd. (d),
3 mo. LIBOR + 0.720%, 2.66%, 4/25/22	200	200,322
3 mo. LIBOR + 0.830%, 2.77%, 4/25/24	200	200,590

		400,912

Czech Republic—2.2%
CPI Property Group SA,
1.625%, 4/23/27	€700	773,710

Denmark—3.1%
Orsted A/S,
1.75%, 12/9/3019 (converts to FRN on 9/9/27) (d)(e)	100	113,405
2.25%, 1/24/3017 (converts to FRN on 8/2/24) (d)(e)	700	822,566
2.50%, 5/16/33	£100	139,877

		1,075,848

France—10.9%
BNP Paribas SA,
0.50%, 6/4/26 (converts to FRN on 6/4/25) (d)	€200	225,049
1.00%, 4/17/24	300	347,016
BPCE SA,
0.125%, 12/4/24	200	223,434
CNP Assurances, (converts to FRN on 7/27/30) (d),
2.00%, 7/27/50	200	227,038
Covivio,
1.125%, 9/17/31	100	113,298
Credit Agricole S.A.,
0.375%, 10/21/25	700	783,560
Electricite de France S.A.,
3.625%, 10/13/25	$100	106,252
Engie S.A.,
0.50%, 10/24/30	€600	665,119
1.375%, 1/16/23 (converts to FRN on 1/16/23) (c)(d)	500	567,665
1.375%, 6/21/39	100	116,223
Paprec Holding S.A.,
4.00%, 3/31/25	400	432,720

		3,807,374

Germany—3.7%
Berlin Hyp AG,
0.50%, 11/5/29	300	333,550
E.ON SE,
zero coupon, 8/28/24	150	166,484
0.35%, 2/28/30	450	486,097
Kreditanstalt fuer Wiederaufbau,
2.00%, 9/29/22	$300	302,608

		1,288,739

	Principal Amount (000s)	Value^

Hong Kong—4.0%
CGNPC International Ltd.,
2.75%, 7/2/24	$300	$302,083
MTR Corp CI Ltd,
2.50%, 11/2/26	600	591,711
Swire Properties MTN Financing Ltd,
3.50%, 1/10/28	500	514,890

		1,408,684

India—1.5%
State Bank of India/London,
4.50%, 9/28/23	500	527,933

Italy—3.1%
A2A SpA,
1.00%, 7/16/29	€150	171,839
Assicurazioni Generali SpA,
2.124%, 10/1/30	500	583,150
Intesa Sanpaolo SpA,
0.75%, 12/4/24	100	112,736
Iren SpA,
0.875%, 10/14/29	200	223,765

		1,091,490

Japan—1.4%
Mitsubishi UFJ Financial Group, Inc.,
2.527%, 9/13/23	$500	503,842

Korea (Republic of)—1.2%
LG Chem Ltd. (a)(b),
3.25%, 10/15/24	200	205,612
3.625%, 4/15/29	200	206,854

		412,466

Lithuania—0.4%
Lietuvos Energija UAB,
2.00%, 7/14/27	€100	121,740

Netherlands—15.1%
ABN AMRO Bank NV,
0.50%, 4/15/26	500	568,945
Cooperatieve Rabobank UA,
0.25%, 10/30/26	700	777,717
de Volksbank NV,
0.01%, 9/16/24	600	666,023
EDP Finance BV,
0.375%, 9/16/26	600	665,233
Koninklijke Philips NV,
0.50%, 5/22/26	500	569,370
Nederlandse Waterschapsbank NV,
2.375%, 3/24/26	$300	307,678
OI European Group BV,
2.875%, 2/15/25	€200	233,187
PostNL NV,
0.625%, 9/23/26	600	670,281
TenneT Holding BV,
0.875%, 6/3/30	500	575,269
1.50%, 6/3/39	100	118,648
2.995%, 3/1/24 (converts to FRN on 3/1/24) (c)(d)	100	120,520

		5,272,871

Norway—1.6%
SpareBank 1 SMN,
0.125%, 9/11/26	500	546,797

Portugal—0.4%
EDP—Energias de Portugal S.A., (converts to FRN on 1/30/24) (d),
4.496%, 4/30/79	100	125,717

Schedule of Investments

AllianzGI Green Bond Fund

December 31, 2019 (unaudited) (continued)

	Principal Amount (000s)		Value^

Russian Federation—0.7%
Russian Railways Via RZD Capital PLC,
2.20%, 5/23/27		$200	$241,665

Spain—5.3%
Banco Bilbao Vizcaya Argentaria S.A.,
1.00%, 6/21/26		400	461,896
Banco Santander SA,
0.30%, 10/4/26		500	555,541
Iberdrola International BV (c)(d),
1.875%, 2/22/23 (converts to FRN on 2/22/23)		600	693,730
3.25%, 11/22/24 (converts to FRN on 11/12/24)		100	123,627

			1,834,794

Supranational—0.5%
Stedin Holding NV,
0.50%, 11/14/29		150	166,519

Sweden—0.6%
SKF AB,
0.875%, 11/15/29		200	224,344

United Kingdom—3.8%
Anglian Water Services Financing PLC,
1.625%, 8/10/25		£400	532,853
Bazalgette Finance PLC,
2.375%, 11/29/27		100	140,190
Scottish Hydro Electric Transmission PLC,
2.25%, 9/27/35		500	656,158

			1,329,201

United States—17.3%
Apple, Inc.,
zero coupon, 11/15/25		€200	223,366
0.50%, 11/15/31		150	167,464
2.85%, 2/23/23		$100	102,786
3.00%, 6/20/27		500	524,108
Avangrid, Inc.,
3.80%, 6/1/29		300	318,273
Bank of America Corp. (d),
2.456%, 10/22/25 (converts to FRN on 10/22/24)		600	602,926
3.499%, 5/17/22 (converts to FRN on 5/17/21)		400	408,118
Boston Properties L.P.,
3.40%, 6/21/29		300	313,103
DTE Electric Co.,
3.95%, 3/1/49		200	228,998
Duke Energy Carolinas LLC,
3.95%, 11/15/28		100	111,386
Duke Realty L.P.,
2.875%, 11/15/29		400	400,919
Hanwha Energy USA Holdings Corp.,
2.375%, 7/30/22		400	401,894
Interstate Power & Light Co.,
4.10%, 9/26/28		100	109,568
NextEra Energy Capital Holdings, Inc.,
2.20%, 12/2/26	AUD	300	206,949
PepsiCo, Inc.,
2.875%, 10/15/49		$700	676,445
Public Service Co. of Colorado, Ser. 34,
3.20%, 3/1/50		700	699,637

	Principal Amount (000s)		Value^

Verizon Communications, Inc.,
3.875%, 2/8/29		$100	$110,390
Welltower, Inc.,
2.70%, 2/15/27		400	402,120

			6,008,450

Total Corporate Bonds & Notes (cost—$27,926,090)			28,279,028

SOVEREIGN DEBT OBLIGATIONS—16.3%

Australia—0.3%
New South Wales Treasury Corp.,
3.00%, 11/15/28	AUD	150	116,341

Belgium—1.5%
Kingdom of Belgium Government Bond,
1.25%, 4/22/33		€400	502,670

Canada—0.3%
Province of Quebec Canada,
2.60%, 7/6/25	CAD	150	118,836

Chile—1.6%
Republic Of Chile,
0.83%, 7/2/31		€300	342,115
3.50%, 1/25/50		$200	209,585

			551,700

Denmark—0.8%
Kommunekredit,
0.625%, 11/21/39		€250	277,638

Indonesia—1.2%
Perusahaan Penerbit SBSN Indonesia III,
3.90%, 8/20/24		$400	424,962

Ireland—1.1%
Ireland Government Bond,
1.35%, 3/18/31		€300	377,378

Netherlands—1.7%
Netherlands Government Bond (b),
0.50%, 1/15/40		500	582,471

Supranational—5.5%
African Development Bank, SOFR + 0.320%,
1.86%, 11/18/20 (d)		$100	99,768
3.00%, 12/6/21		500	512,875
Central American Bank for Economic Integration, 3 mo. LIBOR + 0.850% (d),
2.76%, 11/15/24		750	748,774
Corp Andina de Fomento,
0.625%, 11/20/26		€500	559,495

			1,920,912

Sweden—2.3%
City of Gothenburg Sweden,
0.455%, 11/27/25	SEK	2,000	211,752

Schedule of Investments

AllianzGI Green Bond Fund

December 31, 2019 (unaudited) (continued)

	Principal Amount (000s)	Value^

Kommuninvest I Sverige AB,
1.625%, 4/24/23	$600	$598,363

		810,115

Total Sovereign Debt Obligations (cost—$5,659,309)		5,683,023

Repurchase Agreements—2.1%
State Street Bank and Trust Co., dated 12/31/19, 0.25%, due 1/2/20, proceeds $724,010; collateralized by U.S. Treasury Bonds, 2.50%, due 5/15/46, valued at $738,682 including accrued interest (cost—$724,000)	724	724,000

Total Investments (cost—$34,309,399)—99.6%		34,686,051

Other assets less liabilities (f)—0.4%		125,973

Net Assets—100.0%		$34,812,024

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $412,466, representing 1.2% of net assets.
(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $994,937, representing 2.9% of net assets.

(c)	Perpetual maturity. The date shown, if any, is the next call date.
(d)	Variable or Floating Rate Security—Securities with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on December 31, 2019.
(e)	Hybrid bond.

(f)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2019:

Type	Contracts	Expiration Date	Notional Amount (000s)		Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
Euro-Bund 10-Year Bond	25	3/6/20	EUR	2,500	$4,781	$(48,690)

Short position contracts:
10-Year U.S. Treasury Note	(25)	3/20/20		$(2,500)	$(3,211)	$25,931

						$(22,759)

Forward foreign currency contracts outstanding at December 31, 2019:

Description	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value December 31, 2019	Unrealized Depreciation
Sold:
468,410 Australian Dollar settling 3/27/20	State Street Bank London	$322,578	$329,390	$(6,812)
1,127,600 British Pound settling 3/27/20	State Street Bank London	1,475,793	1,497,060	(21,267)
156,784 Canadian Dollar settling 3/27/20	State Street Bank London	119,580	120,773	(1,193)
16,854,000 Euro settling 3/27/20	State Street Bank London	18,865,781	19,004,742	(138,961)
1,990,000 Swedish Krona settling 3/27/20	State Street Bank London	212,027	213,321	(1,294)

				$(169,527)

(g)	At December 31, 2019, the Fund pledged $93,568 in cash as collateral for futures contracts.

Glossary:

AUD—Australian Dollar

£—British Pound

CAD—Canadian Dollar

EUR/€—Euro

FRN—Floating Rate Note

LIBOR—London Inter-Bank Offered Rate

MTN—Medium Term Note

SEK—Swedish Krona

SOFR—Secured Overnight Financing Rate

Schedule of Investments

AllianzGI Green Bond Fund

December 31, 2019 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Banks	27.8%
Electric Utilities	25.6%
Sovereign Debt Obligations	16.3%
Transportation	4.3%
Real Estate	4.0%
Equity Real Estate Investment Trusts (REITs)	3.2%
Computers	2.9%
Insurance	2.3%
Food & Beverage	2.0%
Water Utilities	1.9%
Healthcare-Products	1.6%
Environmental Services	1.2%
Chemicals	1.2%
Energy-Alternate Sources	1.2%
Containers & Packaging	0.7%
Metal Fabricate/Hardware	0.7%
Telecommunications	0.3%
Paper & Forest Products	0.3%
Repurchase Agreements	2.1%
Other assets less liabilities	0.4%

100.0%

Schedule of Investments

AllianzGI High Yield Bond Fund

December 31, 2019 (unaudited)

	Principal Amount (000s)	Value^

CORPORATE BONDS & NOTES—92.4%

Advertising—0.5%
National CineMedia LLC (a)(b),
5.875%, 4/15/28	$545	$580,614

Aerospace & Defense—3.0%
Kratos Defense & Security Solutions, Inc. (a)(b),
6.50%, 11/30/25	770	826,144
TransDigm, Inc.,
5.50%, 11/15/27 (a)(b)	1,145	1,159,977
6.50%, 5/15/25	650	677,355
Triumph Group, Inc. (a)(b),
6.25%, 9/15/24	800	842,668

		3,506,144

Auto Components—2.1%
Adient U.S. LLC (a)(b),
7.00%, 5/15/26	520	567,774
Goodyear Tire & Rubber Co.,
5.00%, 5/31/26	795	828,271
Panther BF Aggregator 2 L.P. (a)(b),
8.50%, 5/15/27	930	989,846

		2,385,891

Auto Manufacturers—1.5%
Navistar International Corp. (a)(b),
6.625%, 11/1/25	1,000	1,020,835
Tesla, Inc. (a)(b),
5.30%, 8/15/25	800	777,992

		1,798,827

Banks—0.3%
CIT Group, Inc.,
6.125%, 3/9/28	305	360,768

Chemicals—0.6%
Tronox, Inc. (a)(b),
6.50%, 4/15/26	620	640,290

Commercial Services—4.3%
Cenveo Corp. (cost—$2,740,388; purchased 3/22/12-3/11/16) (a)(b)(c)(d)(e)(g),
6.00%, 5/15/24	2,299	—	†
Herc Holdings, Inc. (a)(b),
5.50%, 7/15/27	850	896,771
Hertz Corp. (a)(b),
7.125%, 8/1/26	1,070	1,160,816
Laureate Education, Inc. (a)(b),
8.25%, 5/1/25	815	879,173
RR Donnelley & Sons Co.,
7.00%, 2/15/22	693	719,204
United Rentals North America, Inc.,
5.25%, 1/15/30	535	576,810
5.50%, 7/15/25	750	780,861

		5,013,635

Computers—0.5%
Dell International LLC (a)(b),
7.125%, 6/15/24	580	612,625

Containers & Packaging—1.6%
Berry Global, Inc. (a)(b),
5.625%, 7/15/27	1,050	1,128,776
Trivium Packaging Finance BV (a)(b),
8.50%, 8/15/27	640	713,184

		1,841,960

Distribution/Wholesale—1.6%
H&E Equipment Services, Inc.,
5.625%, 9/1/25	930	976,886
Performance Food Group, Inc. (a)(b),
5.50%, 10/15/27	805	862,376

		1,839,262

	Principal Amount (000s)	Value^

Diversified Financial Services—5.9%
Ally Financial, Inc.,
5.75%, 11/20/25	$335	$375,619
CCF Holdings LLC, PIK 10.75% (a)(b)(d)(e),
10.75%, 12/15/23	3,101	1,292,659
Community Choice Financial Issuer LLC (cost—$2,000,000; purchased 9/6/18) (a)(b)(g),
9.00%, 6/15/23	2,000	2,002,500
Navient Corp.,
6.75%, 6/15/26	880	968,836
7.25%, 9/25/23	295	334,093
Springleaf Finance Corp.,
6.625%, 1/15/28	845	955,399
8.25%, 10/1/23	795	928,493

		6,857,599

Electric Utilities—0.8%
NRG Energy, Inc.,
5.75%, 1/15/28	880	956,428

Electronic Equipment, Instruments & Components—0.9%
Energizer Holdings, Inc. (a)(b),
7.75%, 1/15/27	920	1,029,848

Engineering & Construction—1.6%
AECOM,
5.875%, 10/15/24	750	831,581
Tutor Perini Corp. (a)(b),
6.875%, 5/1/25	1,120	1,083,600

		1,915,181

Entertainment—4.8%
AMC Entertainment Holdings, Inc.,
6.125%, 5/15/27	1,245	1,139,206
Cedar Fair L.P.,
5.375%, 4/15/27	145	156,368
International Game Technology PLC (a)(b),
6.25%, 1/15/27	385	433,837
6.50%, 2/15/25	415	466,871
Lions Gate Capital Holdings LLC (a)(b),
6.375%, 2/1/24	970	1,016,085
Live Nation Entertainment, Inc. (a)(b),
5.625%, 3/15/26	780	832,921
Scientific Games International, Inc. (a)(b),
5.00%, 10/15/25	815	855,750
Stars Group Holdings BV (a)(b),
7.00%, 7/15/26	675	732,780

		5,633,818

Food & Beverage—1.8%
Albertsons Cos., Inc.,
6.625%, 6/15/24	825	865,549
7.50%, 3/15/26 (a)(b)	370	416,018
Post Holdings, Inc. (a)(b),
5.75%, 3/1/27	795	854,484

		2,136,051

Food Service—0.7%
Aramark Services, Inc. (a)(b),
5.00%, 2/1/28	750	791,700

Hand/Machine Tools—0.6%
Colfax Corp. (a)(b),
6.375%, 2/15/26	680	742,050

Healthcare-Products—1.2%
Avantor, Inc. (a)(b),
9.00%, 10/1/25	765	856,506
Hill-Rom Holdings, Inc. (a)(b),
5.00%, 2/15/25	560	584,032

		1,440,538

Schedule of Investments

AllianzGI High Yield Bond Fund

December 31, 2019 (unaudited) (continued)

	Principal Amount (000s)	Value^

Healthcare-Services—7.2%
Centene Corp. (a)(b),
4.625%, 12/15/29	$465	$489,750
5.375%, 6/1/26	600	638,236
Charles River Laboratories International, Inc. (a)(b),
5.50%, 4/1/26	445	479,409
DaVita, Inc.,
5.125%, 7/15/24	700	718,959
Encompass Health Corp.,
4.50%, 2/1/28	410	425,621
4.75%, 2/1/30	410	426,134
HCA, Inc.,
5.375%, 9/1/26	745	831,625
5.625%, 9/1/28	490	559,310
7.50%, 2/15/22	325	359,704
Select Medical Corp. (a)(b),
6.25%, 8/15/26	840	910,858
Tenet Healthcare Corp.,
6.25%, 2/1/27 (a)(b)	1,110	1,196,025
8.125%, 4/1/22	415	459,832
WellCare Health Plans, Inc. (a)(b),
5.375%, 8/15/26	855	912,157

		8,407,620

Home Builders—1.3%
KB Home,
4.80%, 11/15/29	565	577,712
Taylor Morrison Communities, Inc. (a)(b),
5.75%, 1/15/28	815	890,671

		1,468,383

Household Products/Wares—0.5%
Prestige Brands, Inc. (a)(b),
5.125%, 1/15/28	555	582,750

Internet—3.4%
Go Daddy Operating Co. LLC (a)(b),
5.25%, 12/1/27	780	822,393
Match Group, Inc. (a)(b),
5.00%, 12/15/27	820	857,185
Netflix, Inc. (a)(b),
5.375%, 11/15/29	1,055	1,125,506
NortonLifeLock, Inc. (a)(b),
5.00%, 4/15/25	500	510,911
Zayo Group LLC (a)(b),
5.75%, 1/15/27	645	657,318

		3,973,313

Lodging—2.6%
Hilton Domestic Operating Co., Inc.,
5.125%, 5/1/26	560	590,995
MGM Resorts International,
5.50%, 4/15/27	595	661,551
Wyndham Hotels & Resorts, Inc. (a)(b),
5.375%, 4/15/26	940	993,883
Wynn Las Vegas LLC (a)(b),
5.50%, 3/1/25	750	805,305

		3,051,734

Machinery-Construction & Mining—0.5%
Terex Corp. (a)(b),
5.625%, 2/1/25	560	578,900

Media—9.6%
CCO Holdings LLC (a)(b),
5.125%, 5/1/23	275	281,247
5.125%, 5/1/27	1,055	1,114,977
5.50%, 5/1/26	275	290,420
Clear Channel Worldwide Holdings, Inc. (a)(b),
9.25%, 2/15/24	842	934,271

	Principal Amount (000s)	Value^

CSC Holdings LLC (a)(b),
7.50%, 4/1/28	$860	$973,797
7.75%, 7/15/25	580	619,846
10.875%, 10/15/25	370	414,169
Diamond Sports Group LLC (a)(b),
5.375%, 8/15/26	300	304,028
6.625%, 8/15/27	1,075	1,047,426
DISH DBS Corp.,
5.875%, 7/15/22	280	297,298
5.875%, 11/15/24	770	788,449
Gray Television, Inc. (a)(b),
5.875%, 7/15/26	820	873,792
LiveStyle, Inc. (cost—$2,787,813; purchased 1/31/14-2/3/14) (a)(b)(c)(d)(e)(g)(i),
9.625%, 2/1/19	2,761	3
Meredith Corp.,
6.875%, 2/1/26	580	604,678
Nexstar Broadcasting, Inc. (a)(b),
5.625%, 7/15/27	850	897,302
Sirius XM Radio, Inc. (a)(b),
5.00%, 8/1/27	1,110	1,173,103
Virgin Media Secured Finance PLC (a)(b),
5.50%, 5/15/29	555	588,633

		11,203,439

Metal Fabricate/Hardware—0.9%
Park-Ohio Industries, Inc.,
6.625%, 4/15/27	1,005	1,026,007

Mining—2.5%
Alcoa Nederland Holding BV (a)(b),
6.75%, 9/30/24	785	827,845
Constellium SE (a)(b),
6.625%, 3/1/25	720	748,865
Freeport-McMoRan, Inc.,
5.25%, 9/1/29	320	343,408
Joseph T. Ryerson & Son, Inc. (a)(b),
11.00%, 5/15/22	890	941,169

		2,861,287

Miscellaneous Manufacturing—0.5%
Koppers, Inc. (a)(b),
6.00%, 2/15/25	605	635,244

Oil, Gas & Consumable Fuels—4.9%
Callon Petroleum Co.,
6.125%, 10/1/24	840	858,009
Carrizo Oil & Gas, Inc.,
6.25%, 4/15/23	835	849,479
CVR Refining LLC,
6.50%, 11/1/22	410	416,147
Oasis Petroleum, Inc.,
6.875%, 3/15/22	140	136,500
SM Energy Co.,
6.625%, 1/15/27	670	660,069
Sunoco L.P.,
5.50%, 2/15/26	540	561,788
5.875%, 3/15/28	395	420,538
Transocean, Inc. (a)(b),
7.50%, 1/15/26	925	915,586
USA Compression Partners L.P.,
6.875%, 9/1/27	830	866,063

		5,684,179

Paper & Forest Products—0.9%
Mercer International, Inc.,
5.50%, 1/15/26	380	387,610
7.375%, 1/15/25	560	604,444

		992,054

Schedule of Investments

AllianzGI High Yield Bond Fund

December 31, 2019 (unaudited) (continued)

	Principal Amount (000s)	Value^

Pharmaceuticals—2.6%
Bausch Health Americas, Inc. (a)(b),
8.50%, 1/31/27	$815	$929,630
Bausch Health Cos., Inc. (a)(b),
5.25%, 1/30/30	275	285,862
7.25%, 5/30/29	755	863,984
Horizon Pharma USA, Inc. (a)(b),
5.50%, 8/1/27	825	892,609

		2,972,085

Pipelines—3.6%
Cheniere Energy Partners L.P.,
5.625%, 10/1/26	785	831,609
Crestwood Midstream Partners L.P.,
5.75%, 4/1/25	910	932,741
DCP Midstream Operating L.P.,
5.125%, 5/15/29	605	628,807
NGL Energy Partners L.P. (a)(b),
7.50%, 4/15/26	610	591,622
Targa Resources Partners L.P. (a)(b),
6.50%, 7/15/27	585	641,657
6.875%, 1/15/29	510	567,043

		4,193,479

Real Estate—1.6%
Iron Mountain, Inc. (a)(b),
4.875%, 9/15/27	955	988,256
Kennedy-Wilson, Inc.,
5.875%, 4/1/24	835	857,954

		1,846,210

Retail—2.4%
1011778 BC ULC (a)(b),
5.00%, 10/15/25	950	982,856
Conn’s, Inc.,
7.25%, 7/15/22	1,095	1,092,604
Yum! Brands, Inc. (a)(b),
4.75%, 1/15/30	645	676,831

		2,752,291

Semiconductors—0.9%
Amkor Technology, Inc. (a)(b),
6.625%, 9/15/27	935	1,031,399

Software—2.9%
IQVIA, Inc. (a)(b),
5.00%, 5/15/27	890	943,558
j2 Cloud Services LLC (a)(b),
6.00%, 7/15/25	975	1,035,533
Rackspace Hosting, Inc. (a)(b),
8.625%, 11/15/24	430	421,400
SS&C Technologies, Inc. (a)(b),
5.50%, 9/30/27	860	919,662

		3,320,153

Telecommunications—8.7%
CenturyLink, Inc.,
5.125%, 12/15/26 (a)(b)	560	571,273
7.50%, 4/1/24, Ser. Y	745	841,541
Cincinnati Bell, Inc. (a)(b),
7.00%, 7/15/24	775	814,711
CommScope Technologies LLC (a)(b),
6.00%, 6/15/25	810	812,940
Consolidated Communications, Inc.,
6.50%, 10/1/22	950	871,625
Hughes Satellite Systems Corp.,
6.625%, 8/1/26	965	1,073,898

	Principal Amount (000s)	Value^

Intelsat Jackson Holdings S.A.,
5.50%, 8/1/23	$900	$775,013
Level 3 Financing, Inc.,
5.375%, 5/1/25	625	648,178
Sprint Communications, Inc.,
11.50%, 11/15/21	1,545	1,767,974
Sprint Corp.,
7.625%, 3/1/26	765	845,057
T-Mobile USA, Inc.,
6.50%, 1/15/26	1,045	1,122,393

		10,144,603

Toys/Games/Hobbies—0.1%
Mattel, Inc. (a)(b),
5.875%, 12/15/27	150	158,340

Transportation—0.5%
XPO Logistics, Inc. (a)(b),
6.125%, 9/1/23	575	594,771

Total Corporate Bonds & Notes (cost—$109,734,137)		107,561,470

	Shares

PREFERRED STOCK (a)(d)(e)(h)(i)—5.3%

Media—5.3%
LiveStyle, Inc., Ser. A	2,672	403,606
LiveStyle, Inc., Ser. B (f)	57,581	5,758,100

Total Preferred Stock (cost—$5,907,093)		6,161,706

COMMON STOCK (d)(e)(h)—0.0%

Aerospace & Defense—0.0%
Erickson, Inc. (a)	2,675	54,784

Banks—0.0%
CCF Holdings LLC, Class A (cost—$0; purchased 12/18/18) (g)	8,562	1
CCF Holdings LLC, Class B (cost—$0; purchased 12/12/18) (f)(g)	7,143	—	†

		1

Media—0.0%
LiveStyle, Inc. (a)(i)	67,983	7

Total Common Stock (cost—$1,491,067)		54,792

	Units

WARRANTS (d)(e)(h)—0.0%

Advertising—0.0%
Affinion Group Holdings, Inc., exercise price $67.12, expires 4/1/24, (cost—$769,740; purchased 4/10/19) (g)	3,898	30,832

Media—0.0%
LiveStyle, Inc., expires 11/30/21, Ser. C, (a)(i)	14,500	1

Total Warrants (cost—$769,740)		30,833

Schedule of Investments

AllianzGI High Yield Bond Fund

December 31, 2019 (unaudited) (continued)

	Principal Amount (000s)	Value^

Repurchase Agreements—0.8%
State Street Bank and Trust Co., dated 12/31/19, 0.25%, due 1/2/20, proceeds $913,013; collateralized by U.S. Treasury Bonds, 3.00%, due 11/15/45, valued at $933,677 including accrued interest (cost—$913,000)	$913	$913,000

Total Investments (cost—$118,815,037)—98.5%		114,721,801

Other assets less liabilities—1.5%		1,724,774

Net Assets—100.0%		$116,446,575

Notes to Schedule of Investments:

†	Actual amount rounds to less than $1.
(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $ 74,624,917, representing 64.1% of net assets.
(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $68,408,419, representing 58.7% of net assets.

(c)	In default.
(d)	Fair-Valued—Securities with an aggregate value of $7,539,993, representing 6.5% of net assets.
(e)	Level 3 security.
(f)	Affiliated security.
(g)	Restricted. The aggregate cost of such securities is $8,297,941. The aggregate value is $2,033,336, representing 1.7% of net assets.
(h)	Non-income producing.
(i)	A member of the Fund’s portfolio management team is a member of the board of directors of LiveStyle, Inc. The Fund’s aggregate value of investments in LiveStyle, Inc. represents 5.3% of net assets.

Glossary:

PIK—Payment-in-Kind

Schedule of Investments

AllianzGI International Small-Cap Fund

December 31, 2019 (unaudited)

	Shares	Value^

COMMON STOCK—97.6%

Australia—5.4%
Austal Ltd.	241,063	$645,612
Charter Hall Retail REIT	193,226	579,125
Cleanaway Waste Management Ltd.	344,220	485,836
Downer EDI Ltd.	119,301	683,166
Growthpoint Properties Australia Ltd. REIT	84,500	246,123
GUD Holdings Ltd.	81,273	632,912
NEXTDC Ltd. (e)	105,211	486,094
Reliance Worldwide Corp. Ltd.	176,700	500,784
Seven Group Holdings Ltd.	33,900	463,265
Starpharma Holdings Ltd. (e)	97,800	82,773
Worley Ltd.	44,600	481,794

		5,287,484

Austria—4.5%
ANDRITZ AG	28,606	1,229,779
UNIQA Insurance Group AG	156,229	1,590,226
Wienerberger AG	55,186	1,635,454

		4,455,459

China—0.5%
China Everbright Greentech Ltd. (a)	210,235	113,903
Ping An Healthcare and Technology Co., Ltd. (a)(e)	48,600	354,716

		468,619

Denmark—2.5%
Ambu A/S, Class B	53,022	889,026
SimCorp A/S	14,177	1,612,026

		2,501,052

Finland—0.9%
Huhtamaki Oyj	20,134	934,539

France—4.8%
Ingenico Group S.A.	14,854	1,615,793
Korian S.A.	33,821	1,594,295
Nexity S.A.	30,208	1,518,297

		4,728,385

Germany—8.9%
Alstria office REIT-AG	77,991	1,465,332
Bechtle AG	10,724	1,497,391
CANCOM SE	25,767	1,514,143
Hella GmbH & Co. KGaA	27,962	1,545,216
Scout24 AG (a)	22,193	1,468,582
TLG Immobilien AG	37,770	1,205,330

		8,695,994

Hong Kong—0.7%
Minth Group Ltd.	20,000	70,621
Techtronic Industries Co., Ltd.	72,500	591,723

		662,344

Indonesia—0.5%
Jasa Marga Persero Tbk PT	1,256,900	467,906

Ireland—1.4%
Dalata Hotel Group PLC	234,431	1,354,250

Italy—2.6%
Buzzi Unicem SpA	56,559	1,425,677
De’ Longhi SpA	54,572	1,154,820

		2,580,497

Japan—30.9%
Anritsu Corp.	49,500	979,757
Azbil Corp.	62,400	1,757,540

	Shares	Value^

CKD Corp.	82,100	$1,362,253
COMSYS Holdings Corp.	59,300	1,698,602

Dai-ichi Seiko Co., Ltd.	19,400	468,025
Fuji Electric Co., Ltd.	49,400	1,500,639
Fuji Oil Holdings, Inc.	25,300	680,553
Glory Ltd.	20,800	628,556
Hisamitsu Pharmaceutical Co., Inc.	24,100	1,173,705
Ichigo, Inc.	146,900	618,539
Itochu Techno-Solutions Corp.	51,300	1,444,718
Jeol Ltd.	52,100	1,573,064
Marui Group Co., Ltd.	12,700	309,658
Maruwa Co., Ltd.	18,500	1,430,897
Mitsubishi UFJ Lease & Finance Co., Ltd.	348,400	2,242,891
Nihon Unisys Ltd.	33,800	1,060,271
Nishio Rent All Co., Ltd.	12,600	359,009
Penta-Ocean Construction Co., Ltd.	302,500	1,872,701
PeptiDream, Inc. (e)	6,500	332,171
Ship Healthcare Holdings, Inc.	23,100	1,065,632
Sojitz Corp.	404,400	1,303,420
T&D Holdings, Inc.	183,000	2,314,164
Taiheiyo Cement Corp.	24,000	704,474
TechnoPro Holdings, Inc.	18,900	1,319,051
Tokyu Fudosan Holdings Corp.	301,100	2,079,189

		30,279,479

Korea (Republic of)—0.9%
DB Insurance Co., Ltd.	8,247	372,529
Fila Korea Ltd.	10,899	498,016

		870,545

Netherlands—2.9%
ASM International NV	13,330	1,504,589
ASR Nederland NV	34,699	1,300,362

		2,804,951

Norway—2.7%
Elkem ASA (a)	396,176	1,117,197
Storebrand ASA	195,185	1,537,682

		2,654,879

Singapore—2.1%
Frasers Centrepoint Trust	318,200	665,418
Mapletree Commercial Trust REIT	430,571	765,664
Mapletree Industrial Trust REIT	303,700	587,358

		2,018,440

Sweden—2.9%
AAK AB	77,868	1,481,066
Elekta AB, Class B	107,011	1,409,280

		2,890,346

Switzerland—5.7%
Galenica AG (a)	24,733	1,527,538
Georg Fischer AG	1,279	1,296,938
Interroll Holding AG	657	1,476,519
OC Oerlikon Corp. AG	110,251	1,292,010

		5,593,005

Taiwan—0.7%
Win Semiconductors Corp.	20,000	197,070
Yageo Corp.	36,000	524,484

		721,554

Thailand—0.4%
Amata Corp. PCL (c)(d)	605,000	405,085

United Kingdom—15.7%
ASOS PLC (e)	25,163	1,127,622
Auto Trader Group PLC (a)	204,495	1,614,927
Derwent London PLC REIT	30,279	1,608,313

Schedule of Investments

AllianzGI International Small-Cap Fund

December 31, 2019 (unaudited) (continued)

	Shares	Value^

Genus PLC	36,349	$1,531,041
HomeServe PLC	90,582	1,516,609
Howden Joinery Group PLC	174,578	1,555,359
Intermediate Capital Group PLC	77,283	1,648,364
Moneysupermarket.com Group PLC	294,610	1,293,287
Rotork PLC	352,168	1,565,495
Spectris PLC	39,983	1,540,850
Tullow Oil PLC	448,720	381,670

		15,383,537

Total Common Stock (cost—$78,593,088)		95,758,350

PREFERRED STOCK—1.1%

Germany—1.1%
Jungheinrich AG (cost—$1,321,708)	42,823	1,028,523

Total Investments (cost—$79,914,796) (b)—98.7%		96,786,873

Other assets less liabilities (f)—1.3%		1,283,490

Net Assets—100.0%		$98,070,363

Notes to Schedule of Investments:

(a)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $6,196,863, representing 6.3% of net assets.

(b)	Securities with an aggregate value of $81,275,110, representing 82.9% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Fair-Valued—Security with a value of $405,085, representing 0.4% of net assets.
(d)	Level 3 security.
(e)	Non-income producing.

(f)	Includes net unrealized appreciation of other financial instruments as follows:

Forward foreign currency contracts outstanding at December 31, 2019:

Description	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value December 31, 2019	Unrealized Appreciation
Sold:
3,166,746 Hong Kong Dollar settling 1/3/20	State Street Bank London	$406,664	$406,394	$270

Glossary:

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI International Small-Cap Fund

December 31, 2019 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Machinery	10.7%
Electronic Equipment, Instruments & Components	8.5%
Insurance	7.3%
IT Services	6.1%
Equity Real Estate Investment Trusts (REITs)	6.0%
Real Estate Management & Development	5.9%
Healthcare Providers & Services	4.3%
Healthcare Equipment & Supplies	4.0%
Construction Materials	3.8%
Trading Companies & Distributors	3.8%
Construction & Engineering	3.6%
Interactive Media & Services	3.1%
Commercial Services & Supplies	2.7%
Internet & Direct Marketing Retail	2.5%
Auto Components	2.3%
Diversified Financial Services	2.3%
Food Products	2.2%
Biotechnology	1.9%
Semiconductors & Semiconductor Equipment	1.7%
Capital Markets	1.7%
Software	1.6%
Electrical Equipment	1.5%
Hotels, Restaurants & Leisure	1.4%
Professional Services	1.3%
Pharmaceuticals	1.3%
Household Durables	1.2%
Chemicals	1.1%
Containers & Packaging	1.0%
Aerospace & Defense	0.7%
Building Products	0.5%
Textiles, Apparel & Luxury Goods	0.5%
Energy Equipment & Services	0.5%
Transportation Infrastructure	0.5%
Oil, Gas & Consumable Fuels	0.4%
Healthcare Technology	0.4%
Multi-Line Retail	0.3%
Independent Power Producers & Energy Traders	0.1%
Other assets less liabilities	1.3%

100.0%

Schedule of Investments

AllianzGI Micro Cap Fund

December 31, 2019 (unaudited)

	Shares	Value^

COMMON STOCK—98.9%

Banks—3.6%
Carolina Financial Corp.	3,361	$145,296
First Foundation, Inc.	10,839	188,598
Preferred Bank	2,966	178,227
Tristate Capital Holdings, Inc. (a)	5,724	149,511

		661,632

Beverages—0.7%
MGP Ingredients, Inc.	2,770	134,207

Biotechnology—15.5%
Adverum Biotechnologies, Inc. (a)	6,863	79,062
Avrobio, Inc. (a)	2,785	56,062
BioSpecifics Technologies Corp. (a)	2,323	132,272
Dicerna Pharmaceuticals, Inc. (a)	6,565	144,627
Dynavax Technologies Corp. (a)	10,023	57,332
Fate Therapeutics, Inc. (a)	5,674	111,040
Homology Medicines, Inc. (a)	3,666	75,886
Intellia Therapeutics, Inc. (a)	7,395	108,485
Invitae Corp. (a)	8,817	142,218
Kadmon Holdings, Inc. (a)	19,762	89,522
Karyopharm Therapeutics, Inc. (a)	5,335	102,272
Kindred Biosciences, Inc. (a)	11,413	96,782
Krystal Biotech, Inc. (a)	1,487	82,350
Kura Oncology, Inc. (a)	5,773	79,379
MeiraGTx Holdings PLC (a)	2,819	56,436
Natera, Inc. (a)	6,939	233,775
Progenics Pharmaceuticals, Inc. (a)	11,594	59,013
Rocket Pharmaceuticals, Inc. (a)	3,329	75,768
Stemline Therapeutics, Inc. (a)	5,672	60,293
TG Therapeutics, Inc. (a)	9,430	104,673
Twist Bioscience Corp. (a)	3,471	72,891
Vanda Pharmaceuticals, Inc. (a)	5,906	96,918
Veracyte, Inc. (a)	12,379	345,622
Vericel Corp. (a)	8,673	150,910
Viking Therapeutics, Inc. (a)	9,724	77,987
Voyager Therapeutics, Inc. (a)	4,317	60,222
ZIOPHARM Oncology, Inc. (a)	22,031	103,986

		2,855,783

Building Products—0.7%
PGT Innovations, Inc. (a)	7,995	119,205

Construction & Engineering—2.9%
Construction Partners, Inc., Class A (a)	8,521	143,749
NV5 Global, Inc. (a)	4,132	208,460
Sterling Construction Co., Inc. (a)	12,976	182,702

		534,911

Construction Materials—0.7%
U.S. Concrete, Inc. (a)	3,182	132,562

Diversified Consumer Services—0.8%
Carriage Services, Inc.	5,721	146,458

Electrical Equipment—0.6%
Allied Motion Technologies, Inc.	2,335	113,248

Electronic Equipment, Instruments & Components—1.2%
Napco Security Technologies, Inc. (a)	7,748	227,714

Energy Equipment & Services—0.8%
DMC Global, Inc.	3,177	142,774

	Shares	Value^

Food Products—1.1%
John B Sanfilippo & Son, Inc.	2,188	$199,721

Healthcare Equipment & Supplies—11.5%
Antares Pharma, Inc. (a)	42,191	198,298
Axogen, Inc. (a)	7,413	132,619
Axonics Modulation Technologies, Inc. (a)	5,487	152,045
BioLife Solutions, Inc. (a)	9,984	161,541
Cerus Corp. (a)	25,181	106,264
CryoLife, Inc. (a)	5,516	149,428
CryoPort, Inc. (a)	18,414	303,094
Mesa Laboratories, Inc.	794	198,024
OrthoPediatrics Corp. (a)	5,794	272,260
Surmodics, Inc. (a)	3,531	146,289
Tactile Systems Technology, Inc. (a)	4,339	292,926

		2,112,788

Healthcare Providers & Services—7.2%
Addus HomeCare Corp. (a)	2,846	276,688
BioTelemetry, Inc. (a)	4,324	200,201
Catasys, Inc. (a)	9,915	161,714
Joint Corp. (a)	11,249	181,559
R1 RCM, Inc. (a)	19,897	258,263
RadNet, Inc. (a)	11,629	236,069

		1,314,494

Healthcare Technology—2.0%
Tabula Rasa HealthCare, Inc. (a)	4,847	235,952
Vocera Communications, Inc. (a)	5,858	121,612

		357,564

Hotels, Restaurants & Leisure—3.1%
Carrols Restaurant Group, Inc. (a)	15,496	109,247
Century Casinos, Inc. (a)	17,127	135,646
Kura Sushi USA, Inc., Class A (a)	7,201	183,265
Lindblad Expeditions Holdings, Inc. (a)	9,023	147,526

		575,684

Household Durables—1.0%
LGI Homes, Inc. (a)	2,473	174,717

Insurance—1.1%
Palomar Holdings, Inc. (a)	3,917	197,769

Interactive Media & Services—1.0%
QuinStreet, Inc. (a)	12,075	184,868

Internet & Direct Marketing Retail—1.0%
Rubicon Project, Inc. (a)	22,798	186,032

IT Services—3.3%
Brightcove, Inc. (a)	18,830	163,633
Hackett Group, Inc.	8,999	145,244
Paysign, Inc. (a)	11,169	113,365
Perficient, Inc. (a)	4,172	192,204

		614,446

Life Sciences Tools & Services—4.5%
Codexis, Inc. (a)	7,653	122,371
NanoString Technologies, Inc. (a)	5,745	159,826
NeoGenomics, Inc. (a)	11,836	346,203
Quanterix Corp. (a)	8,470	200,146

		828,546

Machinery—4.2%
Columbus McKinnon Corp.	4,212	168,606
Kadant, Inc.	2,036	214,472
Kornit Digital Ltd. (a)	8,643	295,850
Spartan Motors, Inc.	4,946	89,424

		768,352

Schedule of Investments

AllianzGI Micro Cap Fund

December 31, 2019 (unaudited) (continued)

	Shares	Value^

Media—3.6%
Cardlytics, Inc. (a)	6,966	$437,883
TechTarget, Inc. (a)	8,282	216,160

		654,043

Pharmaceuticals—4.8%
Amphastar Pharmaceuticals, Inc. (a)	6,935	133,776
ANI Pharmaceuticals, Inc. (a)	2,593	159,910
Axsome Therapeutics, Inc. (a)	3,241	334,990
Cara Therapeutics, Inc. (a)	4,489	72,318
Collegium Pharmaceutical, Inc. (a)	5,637	116,010
Omeros Corp. (a)	4,280	60,305

		877,309

Professional Services—2.9%
CRA International, Inc.	3,148	171,472
Franklin Covey Co. (a)	4,158	134,012
Kforce, Inc.	5,569	221,089

		526,573

Semiconductors & Semiconductor Equipment—5.0%
ACM Research, Inc., Class A (a)	5,317	98,099
Adesto Technologies Corp. (a)	20,581	174,938
Axcelis Technologies, Inc. (a)	6,721	161,942
FormFactor, Inc. (a)	10,301	267,517
Ichor Holdings Ltd. (a)	6,340	210,932

		913,428

Software—11.3%
Agilysys, Inc. (a)	7,253	184,299
Cerence, Inc. (a)	5,475	123,899
Digital Turbine, Inc. (a)	34,626	246,883
Everbridge, Inc. (a)	1,990	155,379
LivePerson, Inc. (a)	6,426	237,762
Model N, Inc. (a)	10,858	380,790
PROS Holdings, Inc. (a)	2,862	171,491
Sapiens International Corp. NV	8,114	186,622
Upland Software, Inc. (a)	6,488	231,687
Zix Corp. (a)	24,128	163,588

		2,082,400

Thrifts & Mortgage Finance—2.1%
First Defiance Financial Corp.	6,285	197,914
Meridian Bancorp, Inc.	9,309	187,018

		384,932

Wireless Telecommunication Services—0.7%
Boingo Wireless, Inc. (a)	11,934	130,677

Total Common Stock (cost—$12,770,878)		18,152,837

	Principal Amount (000s)	Value^

Repurchase Agreements—1.4%
State Street Bank and Trust Co., dated 12/31/19, 0.25%, due 1/2/20, proceeds $266,004; collateralized by U.S. Treasury Bonds, 3.00%, due 11/15/45, valued at $271,615 including accrued interest (cost—$266,000)	$266	$266,000

Total Investments (cost—$13,036,878)—100.3%		18,418,837

Liabilities in excess of other assets—(0.3)%		(48,120)

Net Assets—100.0%		$18,370,717

Notes to Schedule of Investments:

(a)	Non-income producing.

Schedule of Investments

AllianzGI NFJ Emerging Markets Value Fund

December 31, 2019 (unaudited)

	Shares	Value^

COMMON STOCK—95.6%

Brazil—6.3%
B3 S.A.—Brasil Bolsa Balcao	61,000	$655,300
Banco Bradesco S.A. ADR	68,503	613,102
Banco Santander Brasil S.A. UNIT	63,200	781,556
Cia de Locacao das Americas	110,200	624,231
Energisa S.A. UNIT	43,400	579,203
GRUPO SBF S.A. (e)	96,200	844,979
IRB Brasil Resseguros S.A.	71,800	697,532
Petrobras Distribuidora S.A.	102,700	769,594
StoneCo Ltd., Class A (e)	18,000	718,020
Vale S.A. ADR (e)	74,200	979,440

		7,262,957

Chile—0.4%
Banco Santander Chile	7,371,263	421,523

China—32.3%
Agricultural Bank of China Ltd., Class H	1,977,000	870,198
Alibaba Group Holding Ltd. (e)	23,100	614,237
Alibaba Group Holding Ltd. ADR (e)	33,294	7,061,657
Anhui Conch Cement Co., Ltd., Class H	162,000	1,180,353
ANTA Sports Products Ltd.	81,000	725,208
Bank of China Ltd., Class H	2,031,000	868,208
BOC Aviation Ltd. (a)	56,500	574,618
China Communications Services Corp., Ltd., Class H	908,000	661,917
China Construction Bank Corp., Class H	679,000	588,721
China Gas Holdings Ltd.	186,800	699,419
China Merchants Bank Co., Ltd., Class H	167,100	859,083
China Mobile Ltd.	62,000	523,891
China Overseas Land & Investment Ltd.	226,000	880,178
CIFI Holdings Group Co., Ltd.	742,000	627,387
Consun Pharmaceutical Group Ltd.	1,130,000	672,984
ENN Energy Holdings Ltd.	53,100	580,128
Guangdong Investment Ltd.	332,000	694,398
Industrial & Commercial Bank of China Ltd., Class H	932,000	719,065
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	50,306	799,600
Logan Property Holdings Co., Ltd.	346,000	580,557
Longfor Group Holdings Ltd. (a)	131,500	615,812
Luxshare Precision Industry Co., Ltd., Class A	112,680	592,223
Luzhou Laojiao Co., Ltd., Class A	60,437	753,423
Midea Group Co., Ltd., Class A	71,500	599,472
Ping An Insurance Group Co of China Ltd., Class A	96,000	1,179,747
Ping An Insurance Group Co. of China Ltd., Class H	148,000	1,751,352
Shenzhou International Group Holdings Ltd.	39,400	575,834
SSY Group Ltd.	828,000	670,662
Tencent Holdings Ltd.	129,400	6,233,990
Tencent Holdings Ltd. ADR	13,300	638,533
Times China Holdings Ltd.	318,000	633,685
XTEP International Holdings Ltd.	1,165,500	619,303
Yum China Holdings, Inc.	11,643	558,980
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd.	41,973	662,984
Zhejiang Expressway Co., Ltd., Class H	700,000	638,175

		37,505,982

	Shares	Value^

France—1.9%
Kering S.A. ADR	11,900	$777,784
LVMH Moet Hennessy Louis Vuitton SE	1,658	772,551
Thales S.A.	5,723	595,506

		2,145,841

Greece—0.6%
Motor Oil Hellas Corinth Refineries S.A.	30,899	715,154

Hong Kong—3.0%
AIA Group Ltd.	113,600	1,194,840
Sands China Ltd.	115,200	615,522
SITC International Holdings Co., Ltd.	623,000	760,289
Techtronic Industries Co., Ltd.	108,500	885,544
Times Neighborhood Holdings Ltd. (e)	122,307	75,968

		3,532,163

Hungary—0.8%
OTP Bank Nyrt	16,429	860,222

India—8.1%
Aarti Industries Ltd.	64,342	748,858
Atul Ltd.	12,510	709,958
Bajaj Finserv Ltd.	4,826	635,390
HDFC Bank Ltd.	46,829	835,595
ICICI Bank Ltd.	82,355	624,561
Indraprastha Gas Ltd. (e)	120,160	721,032
Infosys Ltd.	125,385	1,291,218
ITC Ltd.	228,663	761,638
KEI Industries Ltd. (e)	137,722	884,180
Reliance Industries Ltd.	62,816	1,332,459
Sonata Software Ltd.	103,486	448,287
Varun Beverages Ltd. (e)	46,800	464,661

		9,457,837

Indonesia—2.4%
Ace Hardware Indonesia Tbk PT	5,087,000	547,835
Bank Central Asia Tbk PT	302,500	727,514
Bank Rakyat Indonesia Persero Tbk PT	2,329,800	737,442
Mitra Adiperkasa Tbk PT	9,523,500	723,583

		2,736,374

Korea (Republic of)—6.2%
AfreecaTV Co., Ltd.	11,662	694,077
Cheil Worldwide, Inc.	26,222	545,323
Fila Korea Ltd.	13,752	628,380
Hansol Chemical Co., Ltd.	8,014	733,389
Macquarie Korea Infrastructure Fund	75,013	752,433
NCSoft Corp.	1,173	547,328
Samsung Electronics Co., Ltd.	35,931	1,731,402
Shinhan Financial Group Co., Ltd. (e)	16,896	633,478
SK Hynix, Inc.	11,417	928,633

		7,194,443

Malaysia—1.3%
Carlsberg Brewery Malaysia Bhd., Class B	107,500	772,644
Serba Dinamik Holdings Bhd.	1,396,080	751,567

		1,524,211

Mexico—2.3%
Grupo Aeroportuario del Centro Norte S.A.B de C.V.	88,600	664,611
Grupo Financiero Banorte S.A.B de C.V., Class O	134,535	751,745
Prologis Property Mexico S.A. de C.V. REIT	261,046	578,216
Wal-Mart de Mexico S.A.B de C.V.	233,600	669,017

		2,663,589

Schedule of Investments

AllianzGI NFJ Emerging Markets Value Fund

December 31, 2019 (unaudited) (continued)

	Shares	Value^

Peru—0.7%
Credicorp Ltd.	2,700	$575,451
Intercorp Financial Services, Inc.	6,573	268,836

		844,287

Philippines—0.6%
SM Investments Corp.	33,600	691,426

Poland—0.4%
Grupa Lotos S.A.	22,798	502,242

Russian Federation—4.2%
Gazprom Neft PJSC ADR	23,660	811,538
Lukoil PJSC (c)(d)	8,942	888,298
Novatek PJSC GDR	3,809	773,227
Sberbank of Russia PJSC ADR	54,828	899,179
Tatneft PJSC (c)(d)	59,320	725,484
TCS Group Holding PLC GDR	38,605	830,008

		4,927,734

Saudi Arabia—0.5%
Saudi Arabian Oil Co. (a)(e)	60,887	572,140

Singapore—2.2%
DBS Group Holdings Ltd.	55,600	1,072,037
Keppel DC REIT	498,400	771,132
Mapletree Industrial Trust REIT	388,200	750,782

		2,593,951

South Africa—2.9%
AngloGold Ashanti Ltd.	27,218	618,279
Capitec Bank Holdings Ltd.	8,037	829,855
Clicks Group Ltd.	31,253	572,555
Naspers Ltd., Class N	5,213	853,091
Standard Bank Group Ltd.	43,198	519,584

		3,393,364

Taiwan—11.6%
Accton Technology Corp.	130,000	729,758
Chipbond Technology Corp.	257,000	577,548
E.Sun Financial Holding Co., Ltd.	759,000	707,324
First Financial Holding Co., Ltd.	730,000	577,634
Getac Technology Corp.	326,000	508,349
Merry Electronics Co., Ltd.	111,000	620,356
Novatek Microelectronics Corp.	88,000	644,775
Parade Technologies Ltd.	30,000	616,679
Poya International Co., Ltd.	49,000	688,955
Realtek Semiconductor Corp.	94,000	738,673
Sinbon Electronics Co., Ltd.	181,000	748,215
Taiwan High Speed Rail Corp.	397,000	508,993
Taiwan Semiconductor Manufacturing Co., Ltd.	143,178	1,584,669
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	20,769	1,206,679
Taiwan Union Technology Corp.	112,000	554,749
Tripod Technology Corp.	140,000	587,608
Uni-President Enterprises Corp.	296,000	734,029
Wiwynn Corp.	28,133	594,768
Yuanta Financial Holding Co., Ltd.	855,000	576,395

		13,506,156

Thailand—2.4%
Airports of Thailand PCL	113,000	279,717
Home Product Center PCL	1,313,400	700,463
Krungthai Card PCL	493,300	649,658
PTT PCL NVDR	370,900	544,219
Thanachart Capital PCL NVDR	369,400	659,092

		2,833,149

United Arab Emirates—0.6%
Dubai Islamic Bank PJSC (e)	461,537	692,730

	Shares	Value^

United Kingdom—0.9%
Diageo PLC ADR	3,312	$557,807
Evraz PLC	85,614	458,447

		1,016,254

United States—3.0%
Activision Blizzard, Inc.	9,681	575,245
Broadcom, Inc.	2,879	909,822
Citigroup, Inc.	10,100	806,889
Constellation Brands, Inc., Class A	2,632	499,422
Roper Technologies, Inc.	2,000	708,460

		3,499,838

Total Common Stock (cost—$96,242,347)		111,093,567

PREFERRED STOCK—3.8%

Brazil—1.9%
Banco Bradesco S.A.	115,400	1,042,894
Petroleo Brasileiro S.A.	156,000	1,178,274

		2,221,168

Korea (Republic of)—1.9%
LG Household & Health Care Ltd.	813	541,660
Samsung Electronics Co., Ltd.	43,171	1,690,224

		2,231,884

Total Preferred Stock (cost—$3,536,871)		4,453,052

	Principal Amount (000s)

Repurchase Agreements—0.3%
State Street Bank and Trust Co., dated 12/31/19, 0.25%, due 1/2/20, proceeds $328,005; collateralized by U.S. Treasury Bonds, 3.00%, due 11/15/45, valued at $339,519 including accrued interest (cost—$328,000)	$328	328,000

Total Investments (cost—$100,107,218) (b)—99.7%		115,874,619

Other assets less liabilities—0.3%		362,291

Net Assets—100.0%		$116,236,910

Notes to Schedule of Investments:

(a)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $1,762,570, representing 1.5% of net assets.

(b)	Securities with an aggregate value of $82,124,934 representing 70.6% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Fair-Valued—Securities with an aggregate value of $1,613,782, representing 1.4% of net assets.
(d)	Level 3 security.
(e)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

NVDR—Non-Voting Depository Receipt

REIT—Real Estate Investment Trust

UNIT—More than one class of securities traded together

Schedule of Investments

AllianzGI NFJ Emerging Markets Value Fund

December 31, 2019 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Banks	17.5%
Internet & Direct Marketing Retail	7.3%
Oil, Gas & Consumable Fuels	6.9%
Interactive Media & Services	6.5%
Semiconductors & Semiconductor Equipment	6.2%
Insurance	4.7%
Technology Hardware, Storage & Peripherals	3.9%
Textiles, Apparel & Luxury Goods	3.5%
Beverages	3.3%
Real Estate Management & Development	2.9%
Specialty Retail	2.5%
Electronic Equipment, Instruments & Components	2.2%
IT Services	2.1%
Chemicals	1.9%
Equity Real Estate Investment Trusts (REITs)	1.8%
Transportation Infrastructure	1.8%
Metals & Mining	1.8%
Pharmaceuticals	1.7%
Gas Utilities	1.7%
Capital Markets	1.7%
Electrical Equipment	1.3%
Multi-Line Retail	1.2%
Industrial Conglomerates	1.2%
Food & Staples Retailing	1.1%
Construction Materials	1.0%
Hotels, Restaurants & Leisure	1.0%
Entertainment	1.0%
Machinery	0.8%
Tobacco	0.7%
Marine	0.6%
Energy Equipment & Services	0.6%
Food Products	0.6%
Communications Equipment	0.6%
Water Utilities	0.6%
Diversified Telecommunication Services	0.6%
Consumer Finance	0.6%
Road & Rail	0.5%
Household Durables	0.5%
Aerospace & Defense	0.5%
Electric Utilities	0.5%
Trading Companies & Distributors	0.5%
Media	0.5%
Personal Products	0.5%
Wireless Telecommunication Services	0.4%
Commercial Services & Supplies	0.1%
Repurchase Agreements	0.3%
Other assets less liabilities	0.3%

100.0%

Consolidated Schedule of Investments

AllianzGI PerformanceFee Managed Futures Strategy Fund

December 31, 2019 (unaudited)

	Principal Amount (000s)	Value^

U.S. TREASURY OBLIGATIONS—74.9%

U.S. Treasury Notes,
1.125%, 3/31/20	$5,000	$4,994,141
1.125%, 4/30/20	5,000	4,991,797
1.25%, 1/31/20	5,000	4,999,218
1.25%, 2/29/20	5,000	4,996,875
1.375%, 5/31/20	4,800	4,795,125

Total U.S. Treasury Obligations (cost—$24,774,730)		24,777,156

	Shares

MUTUAL FUND—4.3%
AllianzGI Short Duration High Income (a)(b) (cost—$1,421,489)	98,509	1,432,317

	Principal Amount (000s)	Value^

Repurchase Agreements—2.9%
State Street Bank and Trust Co., dated 12/31/19, 0.25%, due 1/2/20, proceeds $958,013; collateralized by U.S. Treasury Bonds, 3.00%, due 11/15/45, valued at $978,946 including accrued interest (cost—$958,000)	$958	958,000

Total Investments (cost—$27,154,219)—82.1%		27,167,473

Other assets less liabilities (c)—17.9%		5,939,291

Net Assets—100.0%		$33,106,764

Notes to Consolidated Schedule of Investments:

(a)	Affiliated fund.
(b)	Class R6 share.

(c)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2019:

Type	Contracts	Expiration Date	Notional Amount (000s)			Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
10-Year U.S. Treasury Note	69	3/20/20		$6,900		$8,861	$(75,246)
Aluminum†	60	1/13/20		2		2,684	36,569
Aluminum†	28	2/17/20		1		1,261	28,229
Aluminum†	22	3/16/20		1		995	(4,992)
Australia Government 10-Year Bond	36	3/16/20	AUD	3,600		3,612	(72,086)
BIST 30 Index	134	2/28/20	TRY	13		318	1,351
Bovespa Index	25	2/12/20	BRL	—	(e)	721	13,592
Brent Crude†	4	3/31/20		$4		259	(3,091)
British Pound	17	3/16/20		1,063		1,412	9,023
Canada Government 10-Year Bond	13	3/20/20	CAD	1,300		1,376	(25,358)
Coffee†	17	9/18/20		$638		866	(32,730)
Copper†	13	7/29/20		325		915	(1,671)
E-mini S&P 500 Index	46	3/20/20		2		7,432	113,060
Euro-BTP	19	3/6/20	EUR	1,900		3,036	11,912
Euro-Bund 10-Year Bond	7	3/6/20		700		1,339	(11,158)
Euro-OAT	7	3/6/20		700		1,278	(9,352)
FTSE 100 Index	19	3/20/20	GBP	—	(e)	1,887	(3,483)
FTSE China A50 Index	43	1/23/20		$—	(e)	620	7,160
FTSE/JSE Top 40 Index	11	3/19/20	ZAR	—	(e)	403	(6,601)
FTSE/MIB Index	8	3/20/20	EUR	—	(e)	1,050	(1,128)
Gold 100 Oz.†	11	6/26/20		$1		1,689	52,162
IBEX 35 Index	11	1/17/20	EUR	—	(e)	1,176	(10,194)
Lean Hogs†	25	6/12/20		$1,000		894	30,323
Low Sulphur Gasoil†	10	3/12/20		1		611	6,648
Mini DAX European Index	32	3/20/20	EUR	—	(e)	2,377	(27,673)
MSCI Taiwan Index	21	1/30/20		$2		965	(10,743)
Nickel†	11	1/13/20		—	(e)	922	(201,294)
Nickel†	11	2/17/20		—	(e)	924	(35,216)
Nickel†	2	3/16/20		—	(e)	168	(2,245)
Platinum†	19	4/28/20		1		929	33,321
S&P/TSX 60 Index	14	3/19/20	CAD	3		2,183	(188)
Silver†	11	7/29/20		$55		995	(5,858)
SPI 200 Index	7	3/19/20	AUD	—	(e)	811	(13,773)
Sugar No. 11†	64	9/30/20		$7,168		995	3,061
TOPIX Index	40	3/12/20	JPY	400		6,336	(11,154)
United Kingdom Government 10-Year Gilt	14	3/27/20	GBP	1,400		2,436	(25,852)
WTI Crude Oil†	5	3/20/20		$5		302	1,343

							$(243,332)

Consolidated Schedule of Investments

AllianzGI PerformanceFee Managed Futures Strategy Fund

December 31, 2019 (unaudited) (continued)

Type	Contracts	Expiration Date	Notional Amount (000s)			Market Value (000s)	Unrealized Appreciation (Depreciation)
Short position contracts:
10-Year Japanese Government Bond	(3)	3/13/20	JPY	(300,000)		$(4,202)	$(3,502)
Aluminum†	(60)	1/13/20		$(2)		(2,684)	(65,851)
Aluminum†	(28)	2/17/20		(1)		(1,261)	(44,589)
Aluminum†	(24)	3/16/20		(1)		(1,086)	(23,988)
Australian Dollar	(36)	3/16/20		(3,600)		(2,534)	(74,256)
Canadian Dollar	(31)	3/17/20		(3,100)		(2,390)	(45,808)
Cattle Feeder†	(8)	5/21/20		(400)		(592)	(1,031)
Cattle Feeder†	(28)	8/31/20		(1,120)		(1,305)	(12,369)
CBOE Volatility Index	(20)	2/19/20		(20)		(332)	(4,255)
Cocoa†	(2)	9/15/20		(—	)(e)	(50)	(2,468)
Corn†	(26)	7/14/20		(130)		(521)	42
Cotton†	(6)	12/8/20		(300)		(211)	(1,104)
Euro Currency	(102)	3/16/20		(12,750)		(14,385)	(129,604)
Japanese Yen	(88)	3/16/20		(110)		(10,170)	(11,941)
KC HRW Wheat†	(5)	7/14/20		(25)		(125)	(13,978)
Natural Gas†	(65)	3/27/20		(650)		(1,397)	23,371
New Zealand Dollar	(29)	3/16/20		(2,900)		(1,957)	(53,528)
Nickel†	(11)	1/13/20		(—	)(e)	(922)	51,043
Nickel†	(11)	2/17/20		(—	)(e)	(924)	(26,083)
Soybean†	(14)	7/14/20		(70)		(686)	(6,342)

							$(446,241)

							$(689,573)

†	All or a portion of this security is owned by AllianzGI PerformanceFee Managed Futures Strategy Offshore Fund Ltd., which is a wholly-owned subsidiary of the Fund.

Credit default swap agreements outstanding at December 31, 2019:

Centrally cleared sell protection swap agreements(1):

Broker (Exchange)/ Referenced Debt Issuer	Notional Amount (000s)(3)	Implied Credit Spread(2)	Termination Date	Fixed Deal Received Rate	Payment Frequency	Value(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Goldman Sachs (ICE):
CDX.EM.32 Index	$4,500	1.746%	12/20/24	1.00%	Quarterly	$(149,837)	$(202,325)	$52,488
CDX.NA.HY.33 Index	6,600	2.807%	12/20/24	5.00%	Quarterly	646,760	442,920	203,840

						$496,923	$240,595	$256,328

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of year/period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

This represents the maximum potential amount the Fund could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at December 31, 2019 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(d)	At December 31, 2019, the Fund pledged $3,127,872 in cash as collateral for futures contracts and $580,933 in cash as collateral for swap contracts.
(e)	Notional amount rounds to less than 500.

Consolidated Schedule of Investments

AllianzGI PerformanceFee Managed Futures Strategy Fund

December 31, 2019 (unaudited) (continued)

Glossary:

AUD—Australian Dollar

BIST—Borsa Istanbul

BRL—Brazilian Real

CAD—Canadian Dollar

CBOE—Chicago Board Options Exchange

CDX—Credit Derivatives Index

EUR—Euro

FTSE—Financial Times Stock Exchange

GBP—British Pound

ICE—Intercontinental Exchange

JPY—Japanese Yen

JSE—Johannesburg Stock Exchange Limited

MSCI—Morgan Stanley Capital International

OAT—Obligations Assimilables du Trésor

TOPIX—Tokyo Stock Price Index

TRY—Turkish Lira

WTI—West Texas Intermediate

ZAR—South African Rand

Schedule of Investments

AllianzGI PerformanceFee Structured US Equity Fund

December 31, 2019 (unaudited)

	Shares	Value^

EXCHANGE-TRADED FUNDS—99.8%

iShares Core S&P 500 (a)(cost—$87,920,190)	304,286	$98,357,407

	Principal Amount (000s)
Repurchase Agreements—0.9%
State Street Bank and Trust Co., dated 12/31/19, 0.25%, due 1/2/20, proceeds $852,012; collateralized by U.S. Treasury Bonds, 3.00%, due 11/15/45, valued at $871,432 including accrued interest (cost—$852,000)	$852	852,000

Total Options Purchased—0.7% (cost—$529,660) (b)(c)(d)		698,426

Value^

Total Investments, before options written (cost—$89,301,850)—101.4%	$99,907,833

Total Options Written—(0.6)% (premiums received—$818,961) (b)(c)(d)	(573,940)

Total Investments, net of options written (cost—$88,482,889)—100.8%	99,333,893

Other liabilities in excess of other assets—(0.8)%	(754,264)

Net Assets—100.0%	$98,579,629

Notes to Schedule of Investments:

(a)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(b)	Non-income producing.
(c)	Exchange traded-Chicago Board Options Exchange.

(d)	Exchange traded option contracts outstanding at December 31, 2019:

Options purchased contracts outstanding at December 31, 2019:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Cost	Unrealized Appreciation (Depreciation)
Call options:
E-mini S&P 500 Index	309.00 USD	1/3/20	10	$1,000	$14,150	$2,326	$11,824
E-mini S&P 500 Index	313.00 USD	1/3/20	5	500	5,587	2,028	3,559
E-mini S&P 500 Index	314.00 USD	1/3/20	5	500	4,660	1,418	3,242
E-mini S&P 500 Index	315.00 USD	1/3/20	24	2,400	20,220	7,000	13,220
E-mini S&P 500 Index	335.00 USD	1/3/20	58	5,800	58	788	(730)
E-mini S&P 500 Index	340.00 USD	1/3/20	40	4,000	20	184	(164)
E-mini S&P 500 Index	350.00 USD	1/3/20	90	9,000	45	245	(200)
E-mini S&P 500 Index	310.00 USD	1/6/20	10	1,000	13,250	1,516	11,734
E-mini S&P 500 Index	314.00 USD	1/6/20	12	1,200	11,100	5,092	6,008
E-mini S&P 500 Index	319.00 USD	1/6/20	11	1,100	5,852	1,340	4,512
E-mini S&P 500 Index	340.00 USD	1/6/20	20	2,000	20	114	(94)
E-mini S&P 500 Index	350.00 USD	1/6/20	148	14,800	147	627	(480)
E-mini S&P 500 Index	313.00 USD	1/10/20	10	1,000	10,585	2,656	7,929
E-mini S&P 500 Index	319.00 USD	1/10/20	11	1,100	5,973	1,592	4,381
E-mini S&P 500 Index	350.00 USD	1/10/20	168	16,800	168	671	(503)
E-mini S&P 500 Index	312.00 USD	1/17/20	10	1,000	12,035	2,206	9,829
E-mini S&P 500 Index	355.00 USD	1/17/20	20	2,000	20	103	(83)
E-mini S&P 500 Index	360.00 USD	1/17/20	68	6,800	34	180	(146)
E-mini S&P 500 Index	316.00 USD	1/24/20	10	1,000	9,245	2,688	6,557
E-mini S&P 500 Index	322.00 USD	1/24/20	11	1,100	4,972	1,750	3,222
E-mini S&P 500 Index	319.00 USD	1/31/20	10	1,000	7,420	2,570	4,850
E-mini S&P 500 Index	323.00 USD	2/21/20	11	1,100	6,555	2,405	4,150
E-mini S&P 500 Index	360.00 USD	2/21/20	22	2,200	44	94	(50)
E-mini S&P 500 Index Flex	307.00 USD	1/2/20	6	600	9,562	2,500	7,062
E-mini S&P 500 Index Flex	316.00 USD	1/2/20	10	1,000	6,981	1,166	5,815
E-mini S&P 500 Index Flex	325.00 USD	1/2/20	70	7,000	1,784	3,297	(1,513)
E-mini S&P 500 Index Flex	360.00 USD	1/2/20	53	5,300	—	137	(137)
E-mini S&P 500 Index Flex	319.00 USD	1/29/20	10	1,000	7,059	2,284	4,775
E-mini S&P 500 Index Flex	365.00 USD	1/29/20	20	2,000	10	52	(42)
E-mini S&P 500 Index Flex	365.00 USD	1/31/20	56	5,600	39	127	(88)
Nasdaq 100 Stock Index	9,800.00 USD	1/10/20	5	500	87	156	(69)
Nasdaq 100 Stock Index	9,800.00 USD	1/17/20	4	400	110	103	7
Russell 2000 Index	1,835.00 USD	1/10/20	12	1,200	90	130	(40)

Schedule of Investments

AllianzGI PerformanceFee Structured US Equity Fund

December 31, 2019 (unaudited) (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Cost	Unrealized Appreciation (Depreciation)
S&P 500 Mini Index	312.00 USD	1/2/20	17	$1,700	$18,621	$7,115	$11,506
S&P 500 Mini Index	315.00 USD	1/2/20	5	500	3,988	1,307	2,681
S&P 500 Mini Index	330.00 USD	1/2/20	43	4,300	12	257	(245)
S&P 500 Mini Index	350.00 USD	1/2/20	90	9,000	—	231	(231)
S&P 500 Mini Index	312.00 USD	1/3/20	15	1,500	16,777	6,587	10,190
S&P 500 Mini Index	325.00 USD	1/3/20	130	13,000	5,850	6,734	(884)
S&P 500 Mini Index	321.00 USD	1/6/20	18	1,800	5,625	5,204	421
S&P 500 Mini Index	313.00 USD	1/8/20	11	1,100	11,495	5,172	6,323
S&P 500 Mini Index	314.00 USD	1/8/20	23	2,300	21,735	7,695	14,040
S&P 500 Mini Index	315.00 USD	1/8/20	3	300	2,586	1,203	1,383
S&P 500 Mini Index	319.00 USD	1/8/20	11	1,100	5,654	1,747	3,907
S&P 500 Mini Index	340.00 USD	1/8/20	20	2,000	20	132	(112)
S&P 500 Mini Index	350.00 USD	1/8/20	103	10,300	103	275	(172)
S&P 500 Mini Index	317.00 USD	1/10/20	10	1,000	6,535	4,051	2,484
S&P 500 Mini Index	326.00 USD	1/10/20	42	4,200	3,843	4,456	(613)
S&P 500 Mini Index	312.00 USD	1/13/20	10	1,000	11,730	2,763	8,967
S&P 500 Mini Index	316.00 USD	1/13/20	11	1,100	8,255	3,255	5,000
S&P 500 Mini Index	320.00 USD	1/13/20	11	1,100	5,247	1,559	3,688
S&P 500 Mini Index	329.00 USD	1/13/20	43	4,300	1,376	1,982	(606)
S&P 500 Mini Index	350.00 USD	1/13/20	103	10,300	103	250	(147)
S&P 500 Mini Index	355.00 USD	1/13/20	23	2,300	23	62	(39)
S&P 500 Mini Index	360.00 USD	1/13/20	20	2,000	20	72	(52)
S&P 500 Mini Index	314.00 USD	1/15/20	10	1,000	10,775	1,816	8,959
S&P 500 Mini Index	316.00 USD	1/15/20	3	300	2,528	888	1,640
S&P 500 Mini Index	321.00 USD	1/15/20	11	1,100	4,692	1,627	3,065
S&P 500 Mini Index	328.00 USD	1/15/20	6	600	393	463	(70)
S&P 500 Mini Index	350.00 USD	1/15/20	103	10,300	103	323	(220)
S&P 500 Mini Index	360.00 USD	1/15/20	20	2,000	20	52	(32)
S&P 500 Mini Index	322.00 USD	1/17/20	9	900	3,515	3,335	180
S&P 500 Mini Index	350.00 USD	1/17/20	45	4,500	45	553	(508)
S&P 500 Mini Index	315.00 USD	1/21/20	10	1,000	9,740	2,841	6,899
S&P 500 Mini Index	321.00 USD	1/21/20	11	1,100	5,280	1,996	3,284
S&P 500 Mini Index	322.00 USD	1/21/20	25	2,500	10,200	9,144	1,056
S&P 500 Mini Index	329.00 USD	1/21/20	9	900	634	739	(105)
S&P 500 Mini Index	350.00 USD	1/21/20	20	2,000	20	52	(32)
S&P 500 Mini Index	355.00 USD	1/21/20	148	14,800	148	330	(182)
S&P 500 Mini Index	315.00 USD	1/22/20	10	1,000	9,860	1,616	8,244
S&P 500 Mini Index	320.00 USD	1/22/20	11	1,100	6,276	1,615	4,661
S&P 500 Mini Index	323.00 USD	1/22/20	11	1,100	3,905	3,842	63
S&P 500 Mini Index	329.00 USD	1/22/20	9	900	711	828	(117)
S&P 500 Mini Index	350.00 USD	1/22/20	20	2,000	20	52	(32)
S&P 500 Mini Index	355.00 USD	1/22/20	148	14,800	148	399	(251)
S&P 500 Mini Index	323.00 USD	1/24/20	9	900	3,456	3,484	(28)
S&P 500 Mini Index	324.00 USD	1/24/20	13	1,300	4,167	5,174	(1,007)
S&P 500 Mini Index	328.00 USD	1/24/20	3	300	381	567	(186)
S&P 500 Mini Index	350.00 USD	1/24/20	20	2,000	20	72	(52)
S&P 500 Mini Index	355.00 USD	1/24/20	103	10,300	103	389	(286)
S&P 500 Mini Index	357.50 USD	1/24/20	27	2,700	27	81	(54)
S&P 500 Mini Index	360.00 USD	1/24/20	36	3,600	22	75	(53)
S&P 500 Mini Index	316.00 USD	1/27/20	2	200	1,875	1,008	867
S&P 500 Mini Index	319.00 USD	1/27/20	10	1,000	6,915	1,716	5,199
S&P 500 Mini Index	320.00 USD	1/27/20	3	300	1,840	1,215	625
S&P 500 Mini Index	322.00 USD	1/27/20	11	1,100	5,126	4,873	253
S&P 500 Mini Index	324.00 USD	1/27/20	11	1,100	3,690	1,717	1,973
S&P 500 Mini Index	325.00 USD	1/27/20	3	300	833	1,074	(241)
S&P 500 Mini Index	360.00 USD	1/27/20	94	9,400	94	277	(183)
S&P 500 Mini Index	365.00 USD	1/27/20	20	2,000	20	52	(32)
S&P 500 Mini Index	322.00 USD	1/29/20	12	1,200	5,970	5,256	714
S&P 500 Mini Index	324.00 USD	1/29/20	11	1,100	4,013	2,025	1,988
S&P 500 Mini Index	360.00 USD	1/29/20	103	10,300	87	563	(476)

Schedule of Investments

AllianzGI PerformanceFee Structured US Equity Fund

December 31, 2019 (unaudited) (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Cost	Unrealized Appreciation (Depreciation)
S&P 500 Mini Index	321.00 USD	1/31/20	11	$1,100	$6,512	$2,454	$4,058
S&P 500 Mini Index	325.00 USD	1/31/20	3	300	983	1,227	(244)
S&P 500 Mini Index	355.00 USD	1/31/20	58	5,800	87	179	(92)
S&P 500 Mini Index	357.50 USD	1/31/20	27	2,700	27	81	(54)
S&P 500 Mini Index	320.00 USD	2/3/20	11	1,100	7,475	2,671	4,804
S&P 500 Mini Index	321.00 USD	2/3/20	13	1,300	7,872	3,189	4,683
S&P 500 Mini Index	340.00 USD	2/3/20	22	2,200	209	63	146
S&P 500 Mini Index	360.00 USD	2/3/20	58	5,800	87	121	(34)
S&P 500 Mini Index	320.00 USD	2/5/20	11	1,100	7,648	2,912	4,736
S&P 500 Mini Index	324.00 USD	2/5/20	11	1,100	4,736	2,003	2,733
S&P 500 Mini Index	350.00 USD	2/5/20	22	2,200	90	107	(17)
S&P 500 Mini Index	365.00 USD	2/5/20	58	5,800	37	121	(84)
S&P 500 Mini Index	322.00 USD	2/7/20	11	1,100	6,325	2,572	3,753
S&P 500 Mini Index	324.00 USD	2/7/20	11	1,100	4,879	2,278	2,601
S&P 500 Mini Index	328.00 USD	2/7/20	2	200	455	580	(125)
S&P 500 Mini Index	350.00 USD	2/7/20	22	2,200	66	107	(41)
S&P 500 Mini Index	365.00 USD	2/7/20	58	5,800	45	121	(76)
S&P 500 Mini Index	370.00 USD	2/7/20	18	1,800	9	38	(29)
S&P 500 Mini Index	322.00 USD	2/10/20	11	1,100	6,430	2,153	4,277
S&P 500 Mini Index	323.00 USD	2/10/20	4	400	2,064	2,104	(40)
S&P 500 Mini Index	324.00 USD	2/10/20	11	1,100	4,978	2,212	2,766
S&P 500 Mini Index	350.00 USD	2/10/20	22	2,200	66	103	(37)
S&P 500 Mini Index	365.00 USD	2/10/20	58	5,800	87	121	(34)
S&P 500 Mini Index	370.00 USD	2/10/20	36	3,600	36	72	(36)
S&P 500 Mini Index	322.00 USD	2/12/20	4	400	2,371	2,108	263
S&P 500 Mini Index	323.00 USD	2/12/20	11	1,100	5,953	2,219	3,734
S&P 500 Mini Index	326.00 USD	2/12/20	8	800	2,930	1,457	1,473
S&P 500 Mini Index	350.00 USD	2/12/20	22	2,200	139	59	80
S&P 500 Mini Index	370.00 USD	2/12/20	79	7,900	47	165	(118)
S&P 500 Mini Index	321.00 USD	2/14/20	2	200	1,383	977	406
S&P 500 Mini Index	324.00 USD	2/14/20	11	1,100	5,396	2,110	3,286
S&P 500 Mini Index	328.00 USD	2/14/20	2	200	542	670	(128)
S&P 500 Mini Index	329.00 USD	2/14/20	8	800	1,824	1,192	632
S&P 500 Mini Index	350.00 USD	2/14/20	22	2,200	163	109	54
S&P 500 Mini Index	375.00 USD	2/14/20	18	1,800	8	56	(48)
S&P 500 Mini Index	380.00 USD	2/14/20	16	1,600	5	32	(27)
S&P 500 Mini Index	324.00 USD	2/18/20	3	300	1,569	1,473	96
S&P 500 Mini Index	325.00 USD	2/18/20	11	1,100	5,123	2,165	2,958
S&P 500 Mini Index	350.00 USD	2/18/20	22	2,200	238	283	(45)
S&P 500 Mini Index	380.00 USD	2/18/20	27	2,700	17	108	(91)
S&P 500 Mini Index	323.00 USD	2/19/20	3	300	1,774	1,593	181
S&P 500 Mini Index	324.00 USD	2/19/20	11	1,100	5,811	2,601	3,210
S&P 500 Mini Index	360.00 USD	2/19/20	22	2,200	82	54	28
S&P 500 Mini Index	380.00 USD	2/19/20	27	2,700	84	84	—
S&P 500 Mini Index	325.00 USD	2/24/20	11	1,100	5,561	2,421	3,140
S&P 500 Mini Index	360.00 USD	2/24/20	22	2,200	114	112	2
S&P 500 Mini Index	327.00 USD	2/26/20	11	1,100	4,526	2,278	2,248
S&P 500 Mini Index	329.00 USD	2/26/20	1	100	317	372	(55)
S&P 500 Mini Index	334.00 USD	2/26/20	8	800	1,184	1,417	(233)
S&P 500 Mini Index	365.00 USD	2/26/20	22	2,200	76	134	(58)
S&P 500 Mini Index	380.00 USD	2/26/20	25	2,500	27	102	(75)
S&P 500 Mini Index	324.00 USD	2/28/20	3	300	1,748	1,767	(19)
S&P 500 Mini Index	327.00 USD	2/28/20	11	1,100	4,493	2,223	2,270
S&P 500 Mini Index	333.00 USD	2/28/20	8	800	1,324	1,456	(132)
S&P 500 Mini Index	365.00 USD	2/28/20	22	2,200	81	68	13
S&P 500 Mini Index	385.00 USD	2/28/20	43	4,300	36	86	(50)
S&P 500 Mini Index	323.00 USD	3/2/20	3	300	2,014	1,926	88
S&P 500 Mini Index	324.00 USD	3/2/20	11	1,100	6,877	2,388	4,489
S&P 500 Mini Index	331.00 USD	3/2/20	8	800	1,973	2,105	(132)
S&P 500 Mini Index	365.00 USD	3/2/20	22	2,200	98	68	30
S&P 500 Mini Index	385.00 USD	3/2/20	43	4,300	129	133	(4)

Schedule of Investments

AllianzGI PerformanceFee Structured US Equity Fund

December 31, 2019 (unaudited) (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Cost	Unrealized Appreciation (Depreciation)
S&P 500 Mini Index	325.00 USD	3/4/20	11	$1,100	$6,427	$2,498	$3,929
S&P 500 Mini Index	365.00 USD	3/4/20	22	2,200	110	90	20
S&P 500 Mini Index	327.00 USD	3/6/20	11	1,100	5,181	3,213	1,968
S&P 500 Mini Index	365.00 USD	3/6/20	22	2,200	122	46	76
S&P 500 Mini Index	327.00 USD	3/9/20	11	1,100	5,641	2,882	2,759
S&P 500 Mini Index	365.00 USD	3/9/20	22	2,200	139	68	71
S&P 500 Mini Index	327.00 USD	3/11/20	11	1,100	5,770	2,773	2,997
S&P 500 Mini Index	365.00 USD	3/11/20	22	2,200	150	46	104
S&P 500 Mini Index	328.00 USD	3/13/20	8	800	3,873	1,953	1,920
S&P 500 Mini Index	370.00 USD	3/13/20	16	1,600	75	66	9
S&P 500 Mini Index	332.00 USD	3/16/20	8	800	2,608	1,592	1,016
S&P 500 Mini Index	385.00 USD	3/16/20	16	1,600	27	32	(5)
S&P 500 Mini Index	337.00 USD	3/27/20	8	800	1,717	2,017	(300)
S&P 500 Mini Index	385.00 USD	3/27/20	16	1,600	38	66	(28)
S&P 500 Mini Index	336.00 USD	3/30/20	8	800	2,036	2,056	(20)
S&P 500 Mini Index	385.00 USD	3/30/20	16	1,600	42	32	10
S&P 500 Mini Index	335.00 USD	4/1/20	8	800	2,165	2,137	28
S&P 500 Mini Index	385.00 USD	4/1/20	16	1,600	48	50	(2)

	Total call options				$558,541	$261,560	$296,981

Put options:
E-mini S&P 500 Index	316.00 USD	1/3/20	7	$700	$101	$3,008	$(2,907)
E-mini S&P 500 Index	314.00 USD	1/6/20	21	2,100	399	9,215	(8,816)
Nasdaq 100 Stock Index	5,600.00 USD	1/31/20	6	600	165	547	(382)
S&P 500 Index	2,050.00 USD	1/3/20	14	1,400	35	204	(169)
S&P 500 Index	2,980.00 USD	1/3/20	2	200	90	3,208	(3,118)
S&P 500 Index	1,900.00 USD	1/17/20	15	1,500	37	165	(128)
S&P 500 Index	2,100.00 USD	1/17/20	14	1,400	105	237	(132)
S&P 500 Index	2,000.00 USD	1/21/20	41	4,100	205	485	(280)
S&P 500 Index	1,950.00 USD	1/24/20	46	4,600	115	503	(388)
S&P 500 Index	2,050.00 USD	1/24/20	17	1,700	128	242	(114)
S&P 500 Index	2,100.00 USD	1/24/20	34	3,400	340	511	(171)
S&P 500 Index	2,000.00 USD	1/27/20	86	8,600	430	936	(506)
S&P 500 Index	1,950.00 USD	1/3/20	19	1,900	48	239	(191)
S&P 500 Index	2,000.00 USD	1/3/20	34	3,400	85	377	(292)
S&P 500 Index	2,100.00 USD	1/3/20	6	600	15	85	(70)
S&P 500 Index	2,300.00 USD	1/3/20	6	600	15	91	(76)
S&P 500 Index	2,925.00 USD	1/3/20	4	400	110	7,248	(7,138)
S&P 500 Index	3,210.00 USD	1/3/20	2	200	920	1,417	(497)
S&P 500 Index	2,100.00 USD	1/6/20	6	600	15	67	(52)
S&P 500 Index	2,950.00 USD	1/6/20	4	400	240	5,424	(5,184)
S&P 500 Index	3,020.00 USD	1/6/20	2	200	175	2,862	(2,687)
S&P 500 Index	2,000.00 USD	1/8/20	5	500	13	55	(42)
S&P 500 Index	2,050.00 USD	1/8/20	6	600	15	97	(82)
S&P 500 Index	3,000.00 USD	1/8/20	4	400	470	5,528	(5,058)
S&P 500 Index	3,030.00 USD	1/8/20	2	200	270	3,834	(3,564)
S&P 500 Index	3,205.00 USD	1/8/20	2	200	1,890	2,249	(359)
S&P 500 Index	2,050.00 USD	1/10/20	6	600	30	127	(97)
S&P 500 Index	3,010.00 USD	1/10/20	4	400	720	7,380	(6,660)
S&P 500 Index	3,070.00 USD	1/10/20	2	200	550	3,304	(2,754)
S&P 500 Index	3,205.00 USD	1/10/20	2	200	2,580	2,895	(315)
S&P 500 Index	2,100.00 USD	1/13/20	4	400	20	56	(36)
S&P 500 Index	3,055.00 USD	1/13/20	2	200	565	3,128	(2,563)
S&P 500 Index	3,100.00 USD	1/13/20	2	200	840	2,084	(1,244)
S&P 500 Index	3,225.00 USD	1/13/20	2	200	3,970	3,664	306
S&P 500 Index	2,000.00 USD	1/15/20	31	3,100	78	344	(266)
S&P 500 Index	2,100.00 USD	1/15/20	4	400	20	60	(40)
S&P 500 Index	3,085.00 USD	1/15/20	2	200	970	2,090	(1,120)
S&P 500 Index	3,100.00 USD	1/15/20	2	200	1,110	2,491	(1,381)
S&P 500 Index	3,225.00 USD	1/15/20	2	200	4,570	4,264	306
S&P 500 Index	1,925.00 USD	1/17/20	46	4,600	230	510	(280)
S&P 500 Index	1,950.00 USD	1/17/20	35	3,500	175	388	(213)

Schedule of Investments

AllianzGI PerformanceFee Structured US Equity Fund

December 31, 2019 (unaudited) (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Cost	Unrealized Appreciation (Depreciation)
S&P 500 Index	2,050.00 USD	1/17/20	5	$500	$37	$81	$(44)
S&P 500 Index	2,110.00 USD	1/17/20	12	1,200	90	181	(91)
S&P 500 Index	3,080.00 USD	1/17/20	2	200	1,110	2,322	(1,212)
S&P 500 Index	3,120.00 USD	1/17/20	2	200	1,580	2,267	(687)
S&P 500 Index	3,225.00 USD	1/17/20	2	200	4,960	4,624	336
S&P 500 Index	2,150.00 USD	1/21/20	4	400	40	68	(28)
S&P 500 Index	2,925.00 USD	1/21/20	12	1,200	2,790	3,324	(534)
S&P 500 Index	3,105.00 USD	1/21/20	2	200	1,660	2,308	(648)
S&P 500 Index	3,130.00 USD	1/21/20	2	200	2,070	2,742	(672)
S&P 500 Index	3,200.00 USD	1/21/20	2	200	4,130	5,793	(1,663)
S&P 500 Index	2,150.00 USD	1/22/20	4	400	50	76	(26)
S&P 500 Index	2,915.00 USD	1/22/20	12	1,200	2,940	4,033	(1,093)
S&P 500 Index	3,115.00 USD	1/22/20	2	200	1,990	2,624	(634)
S&P 500 Index	3,125.00 USD	1/22/20	2	200	2,170	2,850	(680)
S&P 500 Index	3,175.00 USD	1/22/20	2	200	3,430	4,765	(1,335)
S&P 500 Index	2,000.00 USD	1/24/20	5	500	38	50	(12)
S&P 500 Index	3,110.00 USD	1/24/20	2	200	2,220	2,844	(624)
S&P 500 Index	3,135.00 USD	1/24/20	2	200	2,730	2,655	75
S&P 500 Index	3,175.00 USD	1/24/20	2	200	3,880	5,330	(1,450)
S&P 500 Index	2,850.00 USD	1/27/20	2	200	445	524	(79)
S&P 500 Index	3,110.00 USD	1/27/20	1	100	1,205	1,540	(335)
S&P 500 Index	3,120.00 USD	1/27/20	2	200	2,610	2,550	60
S&P 500 Index	3,215.00 USD	1/27/20	2	200	5,920	7,886	(1,966)
S&P 500 Index	2,850.00 USD	1/29/20	2	200	520	712	(192)
S&P 500 Index	3,125.00 USD	1/29/20	1	100	1,555	2,170	(615)
S&P 500 Index	3,200.00 USD	1/29/20	2	200	5,670	7,453	(1,783)
S&P 500 Index	3,110.00 USD	1/31/20	8	800	12,480	16,292	(3,812)
S&P 500 Index	3,200.00 USD	1/31/20	2	200	6,170	8,133	(1,963)
S&P 500 Mini Index	312.00 USD	1/2/20	13	1,300	10	6,033	(6,023)
S&P 500 Mini Index	314.00 USD	1/2/20	9	900	17	4,078	(4,061)
S&P 500 Mini Index	320.00 USD	1/2/20	10	1,000	269	2,391	(2,122)
S&P 500 Mini Index	312.00 USD	1/3/20	15	1,500	150	6,601	(6,451)
S&P 500 Mini Index	315.00 USD	1/3/20	18	1,800	225	6,974	(6,749)
S&P 500 Mini Index	320.00 USD	1/3/20	13	1,300	442	3,211	(2,769)
S&P 500 Mini Index	313.00 USD	1/8/20	11	1,100	330	4,840	(4,510)
S&P 500 Mini Index	314.00 USD	1/8/20	13	1,300	429	5,352	(4,923)
S&P 500 Mini Index	317.00 USD	1/10/20	28	2,800	2,156	6,216	(4,060)
S&P 500 Mini Index	319.00 USD	1/13/20	18	1,800	2,106	3,351	(1,245)
S&P 500 Mini Index	320.00 USD	1/15/20	10	1,000	1,625	2,101	(476)
S&P 500 Mini Index	320.00 USD	1/17/20	2	200	378	634	(256)
S&P 500 Mini Index	322.00 USD	1/17/20	9	900	2,160	2,755	(595)
S&P 500 Mini Index	320.00 USD	1/21/20	9	900	1,859	2,305	(446)
S&P 500 Mini Index	322.00 USD	1/21/20	22	2,200	5,687	6,818	(1,131)
S&P 500 Mini Index	323.00 USD	1/22/20	25	2,500	7,588	8,437	(849)
S&P 500 Mini Index	323.00 USD	1/24/20	15	1,500	4,928	4,744	184
S&P 500 Mini Index	324.00 USD	1/24/20	12	1,200	4,380	4,275	105
S&P 500 Mini Index	322.00 USD	1/27/20	11	1,100	3,416	4,235	(819)
S&P 500 Mini Index	322.00 USD	1/29/20	13	1,300	4,381	4,933	(552)

	Total put options				$139,885	$268,100	$(128,215)

	Total options purchased contracts				$698,426	$529,660	$168,766

Options written contracts outstanding at December 31, 2019:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
Call options:
CBOE SPX Volatility Index	30.00 USD	1/22/20	(20)	$(2,000)	$(350)	$(1,385)	$1,035
E-mini S&P 500 Index	318.00 USD	1/3/20	(19)	(1,900)	(10,383)	(1,072)	(9,311)
E-mini S&P 500 Index	324.00 USD	1/3/20	(79)	(7,900)	(6,557)	(5,998)	(559)

Schedule of Investments

AllianzGI PerformanceFee Structured US Equity Fund

December 31, 2019 (unaudited) (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index	327.00 USD	1/3/20	(83)	$(8,300)	$(830)	$(2,252)	$1,422
E-mini S&P 500 Index	330.00 USD	1/3/20	(30)	(3,000)	(45)	(432)	387
E-mini S&P 500 Index	318.00 USD	1/6/20	(30)	(3,000)	(16,290)	(1,152)	(15,138)
E-mini S&P 500 Index	328.00 USD	1/6/20	(33)	(3,300)	(330)	(830)	500
E-mini S&P 500 Index	321.00 USD	1/10/20	(30)	(3,000)	(11,445)	(1,962)	(9,483)
E-mini S&P 500 Index	327.00 USD	1/10/20	(33)	(3,300)	(2,046)	(1,197)	(849)
E-mini S&P 500 Index	320.00 USD	1/17/20	(14)	(1,400)	(7,539)	(1,042)	(6,497)
E-mini S&P 500 Index	335.00 USD	1/17/20	(82)	(8,200)	(533)	(1,386)	853
E-mini S&P 500 Index	325.00 USD	1/24/20	(30)	(3,000)	(7,875)	(1,812)	(6,063)
E-mini S&P 500 Index	331.00 USD	1/24/20	(33)	(3,300)	(1,699)	(921)	(778)
E-mini S&P 500 Index	328.00 USD	1/31/20	(30)	(3,000)	(5,385)	(1,452)	(3,933)
E-mini S&P 500 Index	332.00 USD	2/21/20	(33)	(3,300)	(5,197)	(1,928)	(3,269)
E-mini S&P 500 Index Flex	322.00 USD	1/2/20	(39)	(3,900)	(6,294)	(2,083)	(4,211)
E-mini S&P 500 Index Flex	328.00 USD	1/29/20	(30)	(3,000)	(5,096)	(1,302)	(3,794)
Nasdaq 100 Stock Index	9,325.00 USD	2/21/20	(7)	(700)	(9,835)	(12,241)	2,406
Russell 2000 Index	1,710.00 USD	1/10/20	(12)	(1,200)	(1,530)	(3,263)	1,733
Russell 2000 Index	1,750.00 USD	1/24/20	(9)	(900)	(788)	(1,502)	714
S&P 500 Index	3,420.00 USD	2/28/20	(7)	(700)	(2,485)	(3,626)	1,141
S&P 500 Mini Index	323.00 USD	1/2/20	(29)	(2,900)	(2,894)	(3,970)	1,076
S&P 500 Mini Index	326.00 USD	1/2/20	(50)	(5,000)	(546)	(978)	432
S&P 500 Mini Index	327.00 USD	1/2/20	(50)	(5,000)	(219)	(1,416)	1,197
S&P 500 Mini Index	323.00 USD	1/3/20	(29)	(2,900)	(3,988)	(4,667)	679
S&P 500 Mini Index	322.00 USD	1/6/20	(29)	(2,900)	(6,801)	(5,713)	(1,088)
S&P 500 Mini Index	322.00 USD	1/8/20	(59)	(5,900)	(15,960)	(7,591)	(8,369)
S&P 500 Mini Index	327.00 USD	1/8/20	(33)	(3,300)	(1,304)	(645)	(659)
S&P 500 Mini Index	319.00 USD	1/13/20	(29)	(2,900)	(16,197)	(1,404)	(14,793)
S&P 500 Mini Index	328.00 USD	1/13/20	(33)	(3,300)	(1,617)	(768)	(849)
S&P 500 Mini Index	330.00 USD	1/13/20	(34)	(3,400)	(697)	(1,307)	610
S&P 500 Mini Index	322.00 USD	1/15/20	(30)	(3,000)	(10,620)	(1,722)	(8,898)
S&P 500 Mini Index	324.00 USD	1/21/20	(30)	(3,000)	(8,340)	(1,602)	(6,738)
S&P 500 Mini Index	324.00 USD	1/22/20	(30)	(3,000)	(8,760)	(1,452)	(7,308)
S&P 500 Mini Index	337.00 USD	1/24/20	(30)	(3,000)	(240)	(450)	210
S&P 500 Mini Index	328.00 USD	1/27/20	(30)	(3,000)	(4,140)	(1,812)	(2,328)
S&P 500 Mini Index	333.00 USD	1/27/20	(33)	(3,300)	(1,056)	(954)	(102)
S&P 500 Mini Index	338.00 USD	1/27/20	(30)	(3,000)	(210)	(387)	177
S&P 500 Mini Index	333.00 USD	1/29/20	(33)	(3,300)	(1,711)	(921)	(790)
S&P 500 Mini Index	330.00 USD	1/31/20	(33)	(3,300)	(3,663)	(1,482)	(2,181)
S&P 500 Mini Index	338.00 USD	1/31/20	(30)	(3,000)	(390)	(690)	300
S&P 500 Mini Index	329.00 USD	2/3/20	(66)	(6,600)	(10,164)	(4,094)	(6,070)
S&P 500 Mini Index	329.00 USD	2/5/20	(33)	(3,300)	(6,085)	(2,282)	(3,803)
S&P 500 Mini Index	332.00 USD	2/5/20	(33)	(3,300)	(3,146)	(1,119)	(2,027)
S&P 500 Mini Index	330.00 USD	2/7/20	(33)	(3,300)	(4,967)	(2,711)	(2,256)
S&P 500 Mini Index	332.00 USD	2/7/20	(33)	(3,300)	(3,168)	(1,581)	(1,587)
S&P 500 Mini Index	339.00 USD	2/7/20	(20)	(2,000)	(380)	(598)	218
S&P 500 Mini Index	330.00 USD	2/10/20	(33)	(3,300)	(5,231)	(2,254)	(2,977)
S&P 500 Mini Index	332.00 USD	2/10/20	(33)	(3,300)	(3,333)	(2,208)	(1,125)
S&P 500 Mini Index	336.00 USD	2/10/20	(40)	(4,000)	(1,620)	(1,800)	180
S&P 500 Mini Index	331.00 USD	2/12/20	(33)	(3,300)	(5,114)	(2,254)	(2,860)
S&P 500 Mini Index	333.00 USD	2/12/20	(24)	(2,400)	(2,443)	(1,630)	(813)
S&P 500 Mini Index	336.00 USD	2/12/20	(40)	(4,000)	(1,813)	(1,436)	(377)
S&P 500 Mini Index	332.00 USD	2/14/20	(33)	(3,300)	(4,608)	(2,249)	(2,359)
S&P 500 Mini Index	338.00 USD	2/14/20	(24)	(2,400)	(1,018)	(792)	(226)
S&P 500 Mini Index	340.00 USD	2/14/20	(20)	(2,000)	(490)	(798)	308
S&P 500 Mini Index	334.00 USD	2/18/20	(33)	(3,300)	(3,697)	(1,853)	(1,844)
S&P 500 Mini Index	337.00 USD	2/18/20	(30)	(3,000)	(1,938)	(1,650)	(288)
S&P 500 Mini Index	332.00 USD	2/19/20	(33)	(3,300)	(5,485)	(2,460)	(3,025)
S&P 500 Mini Index	337.00 USD	2/19/20	(30)	(3,000)	(1,861)	(1,497)	(364)
S&P 500 Mini Index	334.00 USD	2/24/20	(33)	(3,300)	(4,620)	(1,944)	(2,676)
S&P 500 Mini Index	336.00 USD	2/26/20	(33)	(3,300)	(3,504)	(1,845)	(1,659)
S&P 500 Mini Index	343.00 USD	2/26/20	(34)	(3,400)	(1,279)	(1,731)	452

Schedule of Investments

AllianzGI PerformanceFee Structured US Equity Fund

December 31, 2019 (unaudited) (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
S&P 500 Mini Index	336.00 USD	2/28/20	(33)	$(3,300)	$(3,744)	$(2,208)	$(1,536)
S&P 500 Mini Index	339.00 USD	2/28/20	(30)	(3,000)	(2,089)	(1,770)	(319)
S&P 500 Mini Index	342.00 USD	2/28/20	(24)	(2,400)	(1,096)	(1,056)	(40)
S&P 500 Mini Index	333.00 USD	3/2/20	(33)	(3,300)	(6,844)	(1,977)	(4,867)
S&P 500 Mini Index	339.00 USD	3/2/20	(30)	(3,000)	(1,915)	(2,218)	303
S&P 500 Mini Index	341.00 USD	3/2/20	(24)	(2,400)	(1,210)	(1,654)	444
S&P 500 Mini Index	333.00 USD	3/4/20	(33)	(3,300)	(7,299)	(2,274)	(5,025)
S&P 500 Mini Index	335.00 USD	3/6/20	(33)	(3,300)	(5,198)	(2,934)	(2,264)
S&P 500 Mini Index	335.00 USD	3/9/20	(33)	(3,300)	(6,320)	(2,607)	(3,713)
S&P 500 Mini Index	336.00 USD	3/11/20	(33)	(3,300)	(5,749)	(2,208)	(3,541)
S&P 500 Mini Index	338.00 USD	3/13/20	(24)	(2,400)	(3,300)	(1,054)	(2,246)
S&P 500 Mini Index	341.00 USD	3/16/20	(24)	(2,400)	(2,369)	(1,416)	(953)
S&P 500 Mini Index	347.00 USD	3/27/20	(24)	(2,400)	(1,482)	(1,174)	(308)
S&P 500 Mini Index	345.00 USD	3/30/20	(24)	(2,400)	(1,983)	(1,896)	(87)
S&P 500 Mini Index	344.00 USD	4/1/20	(24)	(2,400)	(2,086)	(1,798)	(288)

	Total call options				$(320,533)	$(157,799)	$(162,734)

Put options:
E-mini S&P 500 Index	275.00 USD	1/3/20	(23)	$(2,300)	$(23)	$(2,240)	$2,217
E-mini S&P 500 Index	308.00 USD	1/3/20	(7)	(700)	(59)	(1,472)	1,413
E-mini S&P 500 Index	307.00 USD	1/6/20	(9)	(900)	(99)	(2,357)	2,258
Nasdaq 100 Stock Index	7,500.00 USD	1/24/20	(2)	(200)	(990)	(1,996)	1,006
Nasdaq 100 Stock Index	7,600.00 USD	1/31/20	(3)	(300)	(3,075)	(4,974)	1,899
S&P 500 Index	2,850.00 USD	1/3/20	(6)	(600)	(75)	(6,418)	6,343
S&P 500 Index	2,875.00 USD	1/3/20	(4)	(400)	(80)	(2,652)	2,572
S&P 500 Index	3,175.00 USD	1/3/20	(4)	(400)	(750)	(1,357)	607
S&P 500 Index	2,875.00 USD	1/6/20	(6)	(600)	(210)	(4,384)	4,174
S&P 500 Index	2,940.00 USD	1/6/20	(4)	(400)	(220)	(3,100)	2,880
S&P 500 Index	2,920.00 USD	1/8/20	(6)	(600)	(465)	(4,546)	4,081
S&P 500 Index	2,950.00 USD	1/8/20	(4)	(400)	(350)	(4,216)	3,866
S&P 500 Index	3,155.00 USD	1/8/20	(4)	(400)	(1,660)	(2,225)	565
S&P 500 Index	2,805.00 USD	1/10/20	(3)	(300)	(187)	(3,537)	3,350
S&P 500 Index	2,815.00 USD	1/10/20	(3)	(300)	(187)	(3,456)	3,269
S&P 500 Index	2,825.00 USD	1/10/20	(3)	(300)	(202)	(3,337)	3,135
S&P 500 Index	2,850.00 USD	1/10/20	(3)	(300)	(240)	(3,260)	3,020
S&P 500 Index	2,860.00 USD	1/10/20	(3)	(300)	(247)	(3,119)	2,872
S&P 500 Index	2,930.00 USD	1/10/20	(6)	(600)	(705)	(6,269)	5,564
S&P 500 Index	2,990.00 USD	1/10/20	(4)	(400)	(640)	(3,540)	2,900
S&P 500 Index	3,140.00 USD	1/10/20	(4)	(400)	(2,120)	(2,671)	551
S&P 500 Index	2,975.00 USD	1/13/20	(4)	(400)	(680)	(3,452)	2,772
S&P 500 Index	3,020.00 USD	1/13/20	(4)	(400)	(880)	(2,192)	1,312
S&P 500 Index	3,160.00 USD	1/13/20	(4)	(400)	(3,160)	(3,312)	152
S&P 500 Index	3,005.00 USD	1/15/20	(4)	(400)	(1,050)	(2,252)	1,202
S&P 500 Index	3,020.00 USD	1/15/20	(4)	(400)	(1,160)	(2,756)	1,596
S&P 500 Index	3,155.00 USD	1/15/20	(4)	(400)	(3,820)	(3,912)	92
S&P 500 Index	2,275.00 USD	1/17/20	(1)	(100)	(10)	(2,977)	2,967
S&P 500 Index	2,300.00 USD	1/17/20	(1)	(100)	(10)	(3,019)	3,009
S&P 500 Index	2,350.00 USD	1/17/20	(1)	(100)	(13)	(2,899)	2,886
S&P 500 Index	2,375.00 USD	1/17/20	(3)	(300)	(45)	(8,486)	8,441
S&P 500 Index	2,500.00 USD	1/17/20	(1)	(100)	(22)	(2,329)	2,307
S&P 500 Index	2,525.00 USD	1/17/20	(5)	(500)	(150)	(10,634)	10,484
S&P 500 Index	2,595.00 USD	1/17/20	(4)	(400)	(150)	(7,675)	7,525
S&P 500 Index	2,620.00 USD	1/17/20	(2)	(200)	(80)	(3,378)	3,298
S&P 500 Index	2,635.00 USD	1/17/20	(2)	(200)	(95)	(3,398)	3,303
S&P 500 Index	2,645.00 USD	1/17/20	(2)	(200)	(100)	(3,495)	3,395
S&P 500 Index	2,650.00 USD	1/17/20	(2)	(200)	(100)	(3,238)	3,138
S&P 500 Index	2,655.00 USD	1/17/20	(4)	(400)	(210)	(6,720)	6,510
S&P 500 Index	2,670.00 USD	1/17/20	(2)	(200)	(105)	(3,155)	3,050
S&P 500 Index	2,820.00 USD	1/17/20	(3)	(300)	(337)	(3,575)	3,238
S&P 500 Index	2,830.00 USD	1/17/20	(3)	(300)	(352)	(3,441)	3,089
S&P 500 Index	2,835.00 USD	1/17/20	(3)	(300)	(367)	(3,333)	2,966

Schedule of Investments

AllianzGI PerformanceFee Structured US Equity Fund

December 31, 2019 (unaudited) (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
S&P 500 Index	2,840.00 USD	1/17/20	(3)	$(300)	$(367)	$(3,525)	$3,158
S&P 500 Index	2,880.00 USD	1/17/20	(6)	(600)	(915)	(1,851)	936
S&P 500 Index	3,000.00 USD	1/17/20	(4)	(400)	(1,220)	(2,640)	1,420
S&P 500 Index	3,040.00 USD	1/17/20	(4)	(400)	(1,620)	(2,492)	872
S&P 500 Index	3,155.00 USD	1/17/20	(4)	(400)	(4,420)	(4,432)	12
S&P 500 Index	2,980.00 USD	1/21/20	(3)	(300)	(975)	(1,851)	876
S&P 500 Index	3,025.00 USD	1/21/20	(4)	(400)	(1,760)	(2,616)	856
S&P 500 Index	3,050.00 USD	1/21/20	(4)	(400)	(2,120)	(3,176)	1,056
S&P 500 Index	3,120.00 USD	1/21/20	(4)	(400)	(3,780)	(5,569)	1,789
S&P 500 Index	3,030.00 USD	1/22/20	(4)	(400)	(2,040)	(2,964)	924
S&P 500 Index	3,045.00 USD	1/22/20	(4)	(400)	(2,280)	(3,220)	940
S&P 500 Index	3,090.00 USD	1/22/20	(4)	(400)	(3,220)	(4,646)	1,426
S&P 500 Index	315.00 USD	1/24/20	(6)	(600)	(933)	(887)	(46)
S&P 500 Index	2,850.00 USD	1/24/20	(3)	(300)	(607)	(3,375)	2,768
S&P 500 Index	2,870.00 USD	1/24/20	(3)	(300)	(675)	(3,369)	2,694
S&P 500 Index	2,880.00 USD	1/24/20	(3)	(300)	(713)	(3,399)	2,686
S&P 500 Index	2,885.00 USD	1/24/20	(5)	(500)	(1,225)	(5,445)	4,220
S&P 500 Index	2,970.00 USD	1/24/20	(8)	(800)	(3,240)	(5,389)	2,149
S&P 500 Index	3,030.00 USD	1/24/20	(4)	(400)	(2,420)	(3,340)	920
S&P 500 Index	3,055.00 USD	1/24/20	(4)	(400)	(2,900)	(2,932)	32
S&P 500 Index	3,085.00 USD	1/24/20	(4)	(400)	(3,620)	(5,196)	1,576
S&P 500 Index	2,980.00 USD	1/27/20	(3)	(300)	(1,425)	(1,761)	336
S&P 500 Index	3,035.00 USD	1/27/20	(4)	(400)	(2,760)	(2,780)	20
S&P 500 Index	3,050.00 USD	1/27/20	(2)	(200)	(1,520)	(1,934)	414
S&P 500 Index	3,130.00 USD	1/27/20	(4)	(300)	(4,245)	(5,882)	1,637
S&P 500 Index	2,980.00 USD	1/29/20	(3)	(300)	(1,680)	(2,334)	654
S&P 500 Index	3,045.00 USD	1/29/20	(2)	(200)	(1,720)	(2,428)	708
S&P 500 Index	3,110.00 USD	1/29/20	(3)	(300)	(4,155)	(5,667)	1,512
S&P 500 Index	2,350.00 USD	1/31/20	(1)	(100)	(30)	(2,719)	2,689
S&P 500 Index	2,400.00 USD	1/31/20	(2)	(200)	(75)	(4,995)	4,920
S&P 500 Index	2,450.00 USD	1/31/20	(1)	(100)	(42)	(2,539)	2,497
S&P 500 Index	2,625.00 USD	1/31/20	(2)	(200)	(190)	(3,518)	3,328
S&P 500 Index	2,650.00 USD	1/31/20	(2)	(200)	(220)	(3,383)	3,163
S&P 500 Index	2,670.00 USD	1/31/20	(4)	(400)	(480)	(6,835)	6,355
S&P 500 Index	2,680.00 USD	1/31/20	(4)	(400)	(510)	(6,894)	6,384
S&P 500 Index	2,690.00 USD	1/31/20	(4)	(400)	(530)	(7,379)	6,849
S&P 500 Index	2,715.00 USD	1/31/20	(4)	(400)	(600)	(6,081)	5,481
S&P 500 Index	2,730.00 USD	1/31/20	(2)	(200)	(320)	(2,990)	2,670
S&P 500 Index	2,740.00 USD	1/31/20	(7)	(700)	(1,190)	(10,174)	8,984
S&P 500 Index	2,800.00 USD	1/31/20	(3)	(300)	(690)	(3,723)	3,033
S&P 500 Index	2,810.00 USD	1/31/20	(3)	(300)	(720)	(3,883)	3,163
S&P 500 Index	2,815.00 USD	1/31/20	(3)	(300)	(750)	(3,951)	3,201
S&P 500 Index	2,855.00 USD	1/31/20	(3)	(300)	(923)	(3,759)	2,836
S&P 500 Index	2,860.00 USD	1/31/20	(3)	(300)	(945)	(3,663)	2,718
S&P 500 Index	2,980.00 USD	1/31/20	(24)	(2,400)	(15,360)	(20,051)	4,691
S&P 500 Index	3,100.00 USD	1/31/20	(4)	(400)	(5,800)	(7,919)	2,119
S&P 500 Index	2,820.00 USD	2/7/20	(6)	(600)	(2,130)	(8,218)	6,088
S&P 500 Index	2,855.00 USD	2/7/20	(3)	(300)	(1,275)	(3,780)	2,505
S&P 500 Index	2,890.00 USD	2/7/20	(2)	(200)	(1,030)	(2,348)	1,318
S&P 500 Index	2,890.00 USD	2/14/20	(8)	(800)	(5,400)	(5,824)	424
S&P 500 Index	2,920.00 USD	2/14/20	(6)	(600)	(4,740)	(6,905)	2,165
S&P 500 Index	2,930.00 USD	2/14/20	(6)	(600)	(5,040)	(7,096)	2,056
S&P 500 Index	2,955.00 USD	2/14/20	(2)	(200)	(1,930)	(2,336)	406
S&P 500 Index	2,250.00 USD	2/21/20	(1)	(100)	(47)	(2,457)	2,410
S&P 500 Index	2,300.00 USD	2/21/20	(1)	(100)	(55)	(2,629)	2,574
S&P 500 Index	2,350.00 USD	2/21/20	(1)	(100)	(70)	(2,447)	2,377
S&P 500 Index	2,375.00 USD	2/21/20	(2)	(200)	(155)	(5,228)	5,073
S&P 500 Index	2,700.00 USD	2/21/20	(2)	(200)	(650)	(3,492)	2,842
S&P 500 Index	2,705.00 USD	2/21/20	(2)	(200)	(660)	(3,363)	2,703
S&P 500 Index	2,720.00 USD	2/21/20	(2)	(200)	(710)	(3,355)	2,645
S&P 500 Index	2,730.00 USD	2/21/20	(2)	(200)	(740)	(3,360)	2,620
S&P 500 Index	2,740.00 USD	2/21/20	(6)	(600)	(2,310)	(9,689)	7,379

Schedule of Investments

AllianzGI PerformanceFee Structured US Equity Fund

December 31, 2019 (unaudited) (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
S&P 500 Index	2,745.00 USD	2/21/20	(2)	$(200)	$(790)	$(3,123)	$2,333
S&P 500 Index	2,750.00 USD	2/21/20	(2)	(200)	(810)	(3,270)	2,460
S&P 500 Index	2,775.00 USD	2/21/20	(2)	(200)	(910)	(2,940)	2,030
S&P 500 Index	2,795.00 USD	2/21/20	(2)	(200)	(1,010)	(3,028)	2,018
S&P 500 Index	2,800.00 USD	2/21/20	(2)	(200)	(1,030)	(3,007)	1,977
S&P 500 Index	2,805.00 USD	2/21/20	(4)	(400)	(2,100)	(5,788)	3,688
S&P 500 Index	2,890.00 USD	2/21/20	(8)	(800)	(6,440)	(6,936)	496
S&P 500 Index	2,920.00 USD	2/21/20	(2)	(200)	(1,890)	(2,450)	560
S&P 500 Index	2,935.00 USD	2/21/20	(4)	(400)	(4,100)	(4,804)	704
S&P 500 Index	2,940.00 USD	2/21/20	(2)	(200)	(2,100)	(2,482)	382
S&P 500 Index	2,955.00 USD	2/21/20	(2)	(200)	(2,280)	(2,366)	86
S&P 500 Index	2,965.00 USD	2/21/20	(2)	(200)	(2,400)	(2,359)	(41)
S&P 500 Index	2,350.00 USD	2/28/20	(1)	(100)	(97)	(2,859)	2,762
S&P 500 Index	2,450.00 USD	2/28/20	(1)	(100)	(145)	(2,699)	2,554
S&P 500 Index	2,675.00 USD	2/28/20	(2)	(200)	(750)	(3,575)	2,825
S&P 500 Index	2,730.00 USD	2/28/20	(4)	(400)	(1,900)	(6,465)	4,565
S&P 500 Index	2,740.00 USD	2/28/20	(2)	(200)	(1,010)	(3,342)	2,332
S&P 500 Index	2,775.00 USD	2/28/20	(2)	(200)	(1,180)	(3,127)	1,947
S&P 500 Index	2,785.00 USD	2/28/20	(2)	(200)	(1,230)	(3,185)	1,955
S&P 500 Index	2,740.00 USD	3/6/20	(4)	(400)	(2,520)	(6,800)	4,280
S&P 500 Index	2,780.00 USD	3/6/20	(2)	(200)	(1,510)	(3,286)	1,776
S&P 500 Index	2,810.00 USD	3/6/20	(1)	(100)	(865)	(1,539)	674
S&P 500 Index	2,400.00 USD	3/20/20	(2)	(200)	(435)	(5,468)	5,033
S&P 500 Index	2,425.00 USD	3/20/20	(1)	(100)	(240)	(2,589)	2,349
S&P 500 Index	2,450.00 USD	3/20/20	(2)	(200)	(525)	(5,238)	4,713
S&P 500 Index	2,475.00 USD	3/20/20	(1)	(100)	(290)	(2,609)	2,319
S&P 500 Index	2,830.00 USD	3/20/20	(4)	(400)	(5,100)	(6,442)	1,342
S&P 500 Index	2,835.00 USD	3/20/20	(4)	(400)	(5,220)	(6,578)	1,358
S&P 500 Index	2,840.00 USD	3/20/20	(1)	(100)	(1,330)	(1,619)	289
S&P 500 Index	2,855.00 USD	3/20/20	(2)	(200)	(2,840)	(3,168)	328
S&P 500 Index	2,860.00 USD	3/20/20	(2)	(200)	(2,910)	(3,270)	360
S&P 500 Index	2,875.00 USD	3/20/20	(1)	(100)	(1,550)	(1,573)	23
S&P 500 Index	2,885.00 USD	3/20/20	(1)	(100)	(1,620)	(1,589)	(31)
S&P 500 Index	2,200.00 USD	3/31/20	(1)	(100)	(140)	(3,325)	3,185
S&P 500 Index	2,350.00 USD	3/31/20	(2)	(200)	(450)	(5,588)	5,138
S&P 500 Index	2,375.00 USD	3/31/20	(1)	(100)	(245)	(2,733)	2,488
S&P 500 Index	2,425.00 USD	4/17/20	(1)	(100)	(425)	(2,727)	2,302
S&P 500 Index	2,450.00 USD	4/17/20	(2)	(200)	(930)	(4,926)	3,996
S&P 500 Index	2,475.00 USD	4/17/20	(2)	(200)	(1,030)	(4,745)	3,715
S&P 500 Index	2,500.00 USD	4/30/20	(2)	(200)	(1,420)	(5,275)	3,855
S&P 500 Index	2,550.00 USD	4/30/20	(2)	(200)	(1,700)	(5,056)	3,356
S&P 500 Index	2,550.00 USD	5/15/20	(3)	(300)	(3,180)	(8,069)	4,889
S&P 500 Index	2,590.00 USD	5/15/20	(1)	(100)	(1,225)	(2,597)	1,372
S&P 500 Index	2,525.00 USD	5/29/20	(1)	(100)	(1,155)	(2,828)	1,673
S&P 500 Index	2,550.00 USD	5/29/20	(1)	(100)	(1,260)	(2,617)	1,357
S&P 500 Index	2,575.00 USD	5/29/20	(1)	(100)	(1,375)	(2,578)	1,203
S&P 500 Index	2,600.00 USD	5/29/20	(2)	(200)	(2,990)	(5,315)	2,325
S&P 500 Index	2,600.00 USD	6/19/20	(1)	(100)	(1,865)	(2,769)	904
S&P 500 Index	2,650.00 USD	6/19/20	(2)	(200)	(4,390)	(5,157)	767
S&P 500 Index	2,675.00 USD	6/19/20	(1)	(100)	(2,375)	(2,619)	244
S&P 500 Index	2,650.00 USD	6/30/20	(1)	(100)	(2,400)	(2,749)	349
S&P 500 Index	2,675.00 USD	6/30/20	(1)	(100)	(2,590)	(2,629)	39
S&P 500 Mini Index	308.00 USD	1/2/20	(9)	(900)	(1)	(2,456)	2,455
S&P 500 Mini Index	315.00 USD	1/2/20	(10)	(1,000)	(29)	(1,129)	1,100
S&P 500 Mini Index	323.00 USD	1/2/20	(29)	(2,900)	(3,048)	(3,382)	334
S&P 500 Mini Index	314.00 USD	1/3/20	(13)	(1,300)	(150)	(1,365)	1,215
S&P 500 Mini Index	323.00 USD	1/3/20	(29)	(2,900)	(2,799)	(3,419)	620
S&P 500 Mini Index	324.00 USD	1/3/20	(29)	(2,900)	(4,104)	(3,944)	(160)
S&P 500 Mini Index	322.00 USD	1/6/20	(29)	(2,900)	(2,683)	(4,466)	1,783
S&P 500 Mini Index	322.00 USD	1/8/20	(29)	(2,900)	(3,741)	(4,824)	1,083
S&P 500 Mini Index	314.00 USD	1/10/20	(18)	(1,800)	(954)	(1,600)	646
S&P 500 Mini Index	270.00 USD	1/13/20	(11)	(1,100)	(44)	(871)	827

Schedule of Investments

AllianzGI PerformanceFee Structured US Equity Fund

December 31, 2019 (unaudited) (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
S&P 500 Mini Index	315.00 USD	1/13/20	(15)	$(1,500)	$(1,050)	$(1,646)	$596
S&P 500 Mini Index	317.00 USD	1/15/20	(10)	(1,000)	(1,130)	(1,533)	403
S&P 500 Mini Index	314.00 USD	1/21/20	(9)	(900)	(1,017)	(1,351)	334
S&P 500 Mini Index	315.00 USD	1/22/20	(15)	(1,500)	(2,033)	(2,464)	431

	Total put options				$(253,407)	$(661,162)	$407,755

	Total options written contracts				$(573,940)	$(818,961)	$245,021

(e)	At December 31, 2019, the Fund pledged $303,266 in cash as collateral for options written.

Glossary:

CBOE—Chicago Board Options Exchange

Schedule of Investments

AllianzGI PerformanceFee Structured US Fixed Income Fund

December 31, 2019 (unaudited)

	Shares	Value^

EXCHANGE-TRADED FUNDS—100.7%

iShares Core U.S. Aggregate Bond (a) (cost—$8,840,730)	81,111	$9,114,443

	Principal Amount (000s)

Repurchase Agreements—1.4%
State Street Bank and Trust Co., dated 12/31/19, 0.25%, due 1/2/20, proceeds $123,002; collateralized by U.S. Treasury Bonds, 3.00%, due 11/15/45, valued at $130,149 including accrued interest (cost—$123,000)	$123	123,000

Total Options Purchased—0.0% (cost—$397) (b)(c)(d)		105

Value^

Total Investments, before options written (cost-$8,964,127)—102.1%	$9,237,548

Total Options Written—(0.2)% (premiums received—$63,501) (b)(c)(d)	(20,071)

Total Investments, net of options written (cost—$8,900,626)—101.9%	9,217,477

Other liabilities in excess of other assets—(1.9)%	(172,370)

Net Assets—100.0%	$9,045,107

Notes to Schedule of Investments:

(a)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(b)	Non-income producing.
(c)	Exchange traded-Chicago Board Options Exchange.

(d)	Exchange traded option contracts outstanding at December 31, 2019:

Options purchased contracts outstanding at December 31, 2019:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Cost	Unrealized (Depreciation)
Put options:
S&P 500 Index	2,000.00 USD	1/3/20	15	$1,500	$37	$159	$(122)
S&P 500 Index	2,050.00 USD	1/3/20	2	200	5	29	(24)
S&P 500 Index	2,300.00 USD	1/3/20	12	1,200	30	141	(111)
S&P 500 Index	2,000.00 USD	1/8/20	1	100	3	11	(8)
S&P 500 Index	2,100.00 USD	1/17/20	2	200	15	32	(17)
S&P 500 Index	2,050.00 USD	1/24/20	2	200	15	25	(10)

	Total options purchased contracts				$105	$397	$(292)

Options written contracts outstanding at December 31, 2019:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
Call options:
E-mini S&P 500 Index Flex	230.00 USD	5/15/20	(4)	$(400)	$(143)	$(1,239)	$1,096

Put options:
E-mini S&P 500 Index	240.00 USD	1/31/20	(6)	$(600)	$(21)	$(1,466)	$1,445
E-mini S&P 500 Index	235.00 USD	3/20/20	(6)	(600)	(111)	(1,807)	1,696
E-mini S&P 500 Index	245.00 USD	3/31/20	(8)	(800)	(260)	(2,356)	2,096
E-mini S&P 500 Index Flex	220.00 USD	5/15/20	(2)	(200)	(42)	(643)	601
E-mini S&P 500 Index Flex	2,450.00 USD	7/31/20	(1)	(100)	(1,865)	(3,517)	1,652
S&P 500 Index	2,805.00 USD	2/21/20	(1)	(100)	(525)	(1,446)	921
S&P 500 Index	2,785.00 USD	2/28/20	(1)	(100)	(615)	(1,593)	978
S&P 500 Index	2,810.00 USD	3/6/20	(1)	(100)	(865)	(1,539)	674
S&P 500 Index	2,400.00 USD	3/20/20	(2)	(200)	(435)	(5,468)	5,033
S&P 500 Index	2,450.00 USD	3/20/20	(1)	(100)	(263)	(2,679)	2,416
S&P 500 Index	2,830.00 USD	3/20/20	(1)	(100)	(1,275)	(1,591)	316
S&P 500 Index	2,885.00 USD	3/20/20	(1)	(100)	(1,620)	(1,589)	(31)
S&P 500 Index	2,450.00 USD	4/17/20	(1)	(100)	(465)	(2,528)	2,063
S&P 500 Index	2,500.00 USD	4/30/20	(1)	(100)	(710)	(2,637)	1,927
S&P 500 Index	2,300.00 USD	5/15/20	(1)	(100)	(440)	(3,332)	2,892

Schedule of Investments

AllianzGI PerformanceFee Structured US Fixed Income Fund

December 31, 2019 (unaudited) (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
S&P 500 Index	2,550.00 USD	5/15/20	(1)	$(100)	$(1,060)	$(2,633)	$1,573
S&P 500 Index	2,250.00 USD	5/29/20	(1)	(100)	(445)	(3,517)	3,072
S&P 500 Index	2,350.00 USD	6/19/20	(1)	(100)	(810)	(3,419)	2,609
S&P 500 Index	2,275.00 USD	6/30/20	(1)	(100)	(700)	(3,429)	2,729
S&P 500 Index Flex	2,350.00 USD	7/17/20	(1)	(100)	(1,232)	(3,245)	2,013
S&P 500 Index Flex	2,400.00 USD	7/31/20	(1)	(100)	(1,613)	(3,438)	1,825
S&P 500 Mini Index	2,475.00 USD	8/21/20	(1)	(100)	(2,346)	(3,467)	1,121
S&P 500 Mini Index	265.00 USD	2/21/20	(6)	(600)	(159)	(1,466)	1,307
S&P 500 Mini Index	2,400.00 USD	8/31/20	(1)	(100)	(2,051)	(3,457)	1,406

	Total put options				$(19,928)	$(62,262)	$42,334

	Total options written contracts				$(20,071)	$(63,501)	$43,430

(e)	At December 31, 2019, the Fund pledged $74,883 in cash as collateral for options written.

Schedule of Investments

AllianzGI Preferred Securities and Income Fund

December 31, 2019 (unaudited)

	Principal Amount (000s)	Value^

CORPORATE BONDS & NOTES—78.4%

Banks—45.3%
Bank of America Corp., (converts to FRN on 10/22/29) (d),
2.884%, 10/22/30	$805	$814,293
Citigroup, Inc., Ser. U, (converts to FRN on 9/12/24) (c)(d),
5.00%, 9/12/24	415	434,972
Citizens Financial Group, Inc., Ser. B, (converts to FRN on 7/6/23) (c)(d),
6.00%, 7/6/23	320	338,886
Credit Suisse Group AG, (converts to FRN on 8/21/26) (a)(b)(c)(d),
6.375%, 8/21/26	620	669,910
Fifth Third Bancorp, (converts to FRN on 6/30/23) (c)(d),
5.10%, 6/30/23	270	278,173
First Maryland Capital II, 3 mo. LIBOR + 0.850% (d),
2.759%, 2/1/27	698	661,355
Huntington Bancshares, Inc., Ser. E, (converts to FRN on 4/15/23) (c)(d),
5.70%, 4/15/23	390	404,904
JPMorgan Chase & Co., 3 mo. LIBOR + 0.950% (d),
2.852%, 2/2/37	797	705,345
KeyCorp,
2.55%, 10/1/29	820	801,995
Lloyds Banking Group PLC, (converts to FRN on 9/27/25) (c)(d),
7.50%, 9/27/25	225	252,474
NTC Capital II, 3 mo. LIBOR + 0.590%, Ser. B (d),
2.591%, 4/15/27	230	217,350
PNC Financial Services Group, Inc.,
3.45%, 4/23/29	185	197,582
5.00%, 11/1/26, Ser. S (converts to FRN on 11/1/26) (c)(d)	81	87,304
State Street Corp., 3 mo. LIBOR + 1.000% (d),
2.894%, 6/15/47	230	201,825
Truist Financial Corp. (c)(d),
4.80%, 9/1/24, Ser. N (converts to FRN on 9/1/24)	495	511,706
5.125%, 12/15/27, Ser. M (converts to FRN on 12/15/27)	285	293,236
U.S. Bancorp, Ser. J, (converts to FRN on 4/15/27) (c)(d),
5.30%, 4/15/27	470	517,296
Wells Fargo & Co.,
4.90%, 11/17/45	560	684,596

		8,073,202

Diversified Financial Services—4.8%
Discover Financial Services, Ser. C, (converts to FRN on 10/30/27) (c)(d),
5.50%, 10/30/27	810	854,161

	Principal Amount (000s)	Value^

Electric Utilities—2.9%
Emera, Inc., Ser. 16-A, (converts to FRN on 6/15/26) (d),
6.75%, 6/15/76	$460	$523,382

Insurance—16.1%
Allstate Corp., (converts to FRN on 5/15/37) (d),
6.50%, 5/15/57	280	349,300
American International Group, Inc. (d),
5.75%, 4/1/48, Ser. A-9 (converts to FRN on 4/1/28)	260	286,006
8.175%, 5/15/58 (converts to FRN on 5/15/38)	340	452,126
Lincoln National Corp., 3 mo. LIBOR + 2.358% (d),
4.262%, 5/17/66	670	595,944
MetLife, Inc.,
9.25%, 4/8/38 (a)(b)	215	317,394
10.75%, 8/1/39	375	616,875
Progressive Corp., Ser. B, (converts to FRN on 3/15/23) (c)(d),
5.375%, 3/15/23	250	262,900

		2,880,545

Media—2.3%
ViacomCBS, Inc., (converts to FRN on 2/28/27) (d),
6.25%, 2/28/57	370	410,987

Miscellaneous Manufacturing—2.8%
General Electric Co., Ser. D, (converts to FRN on 1/21/21) (c)(d),
5.00%, 1/21/21	500	490,625

Pipelines—2.8%
Plains All American Pipeline L.P., Ser. B, (converts to FRN on 11/15/22) (c)(d),
6.125%, 11/15/22	361	337,181
Transcanada Trust, (converts to FRN on 9/15/29) (d),
5.50%, 9/15/79	161	169,805

		506,986

Transportation—1.4%
BNSF Funding Trust I, (converts to FRN on 1/15/26) (d),
6.613%, 12/15/55	220	246,950

Total Corporate Bonds & Notes (cost—$13,488,910)		13,986,838

	Shares

PREFERRED STOCK—19.9%

Banks—6.8%
Citigroup Capital XIII (d)
8.31%, 10/30/40	15,130	420,614
JPMorgan Chase & Co., Ser. GG (c)	4,290	110,468

Schedule of Investments

AllianzGI Preferred Securities and Income Fund

December 31, 2019 (unaudited) (continued)

	Shares	Value^

Northern Trust Corp., Ser. E (c)	10,000	$261,300
Regions Financial Corp., Ser. C (c)(d)
5.70%, 5/15/29	15,018	418,852

		1,211,234

Consumer Finance—2.8%
Capital One Financial Corp., Ser. I (c)	5,725	143,640
Synchrony Financial, Ser. A (c)	14,000	357,700

		501,340

Insurance—3.4%
Athene Holding Ltd., Ser. A (c)(d) 6.35%, 6/30/29	21,873	617,912

Pipelines—6.9%
Energy Transfer Operating L.P., Ser. E (c)(d)
7.60%, 5/15/24	48,630	1,231,312

Total Preferred Stock (cost—$3,479,898)		3,561,798

	Principal Amount (000s)

Repurchase Agreements—3.6%
State Street Bank and Trust Co., dated 12/31/19, 0.25%, due 1/2/20, proceeds $639,009; collateralized by U.S. Treasury Bonds, 3.00%, due 11/15/45, valued at $656,403 including accrued interest (cost—$639,000)	$639	639,000

Total Investments (cost—$17,607,808)—101.9%		$18,187,636

Liabilities in excess of other assets (e)—(1.9)%		(345,985)

Net Assets—100.0%		$17,841,651

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $987,304, representing 5.5% of net assets.
(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $987,304, representing 5.5% of net assets.

(c)	Perpetual maturity. The date shown, if any, is the next call date.
(d)	Variable or Floating Rate Security—Securities with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on December 31, 2019.
(e)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2019:

Type	Contracts	Expiration Date	Notional Amount (000s)	Market Value (000s)	Unrealized Depreciation
Long position contracts:
5-Year U.S. Treasury Note	3	3/31/20	$300	$356	$(1,081)

(g)

At December 31, 2019, the Fund pledged $10,447 in cash held as collateral for futures contracts and $183 in cash held as collateral for swap contracts. There were no open swap contracts at December 31, 2019, however the Fund had cash as collateral for any transactions in the future.

Glossary:

FRN—Floating Rate Note

LIBOR—London Inter-Bank Offered Rate

Schedule of Investments

AllianzGI Short Duration High Income Fund

December 31, 2019 (unaudited)

	Principal Amount (000s)	Value^

CORPORATE BONDS & NOTES—82.5%

Advertising—1.2%
Lamar Media Corp.,
5.00%, 5/1/23	$17,003	$17,342,890
Outfront Media Capital LLC,
5.625%, 2/15/24	825	847,345

		18,190,235

Aerospace & Defense—0.1%
Triumph Group, Inc. (a)(c),
6.25%, 9/15/24	1,550	1,632,669

Auto Manufacturers—0.9%
Allison Transmission, Inc. (a)(c),
5.00%, 10/1/24	6,802	6,980,484
Ford Motor Credit Co. LLC,
2.681%, 1/9/20	3,000	3,000,005
General Motors Financial Co., Inc., 3 mo. USD-LIBOR+ 0.930% (f),
2.916%, 4/13/20	4,000	4,006,702

		13,987,191

Banks—1.6%
CIT Group, Inc.,
5.00%, 8/15/22	14,522	15,429,523
Fifth Third Bancorp,
4.30%, 1/16/24	8,291	8,897,139

		24,326,662

Biotechnology—0.4%
Amgen, Inc.,
4.10%, 6/15/21	6,260	6,428,105

Building Materials—0.6%
Builders FirstSource, Inc. (a)(c),
5.625%, 9/1/24	3,000	3,126,255
Louisiana-Pacific Corp.,
4.875%, 9/15/24	6,186	6,412,810

		9,539,065

Chemicals—0.9%
OCI NV (a)(c),
5.25%, 11/1/24	8,050	8,392,125
6.625%, 4/15/23	5,285	5,528,110

		13,920,235

Coal—0.2%
Cloud Peak Energy Resources LLC (d)(e),
12.00%, 11/21/21	40,020	4
12.00%, 5/1/25	9,151	3,091,488

		3,091,492

Commercial Services—3.4%
Nielsen Co. Luxembourg Sarl (a)(c),
5.50%, 10/1/21	13,848	13,931,088
Prime Security Services Borrower LLC (a)(c),
9.25%, 5/15/23	37,638	39,543,424

		53,474,512

Computers—3.3%
Dell International LLC (a)(c),
5.875%, 6/15/21	3,308	3,363,839
7.125%, 6/15/24	29,046	30,679,838
NCR Corp.,
5.00%, 7/15/22	6,990	7,073,006
6.375%, 12/15/23	9,150	9,397,828

		50,514,511

	Principal Amount (000s)	Value^

Containers & Packaging—2.2%
Berry Global, Inc.,
6.00%, 10/15/22	$9,758	$9,968,402
Crown Americas LLC,
4.50%, 1/15/23	6,500	6,849,310
Reynolds Group Issuer, Inc.,
3 mo. LIBOR + 3.500%, 5.501%, 7/15/21 (a)(c)(f)	6,000	6,021,000
5.75%, 10/15/20	11,775	11,804,095

		34,642,807

Distribution/Wholesale—3.9%
KAR Auction Services, Inc. (a)(c),
5.125%, 6/1/25	11,412	11,892,274
Wolverine Escrow LLC (a)(c),
8.50%, 11/15/24	24,400	25,304,874
9.00%, 11/15/26	22,250	23,347,704

		60,544,852

Diversified Financial Services—7.3%
Alliance Data Systems Corp. (a)(c),
4.75%, 12/15/24	34,000	33,957,500
Ally Financial, Inc.,
8.00%, 3/15/20	17,996	18,195,756
Credit Acceptance Corp. (a)(c),
5.125%, 12/31/24	3,200	3,331,072
Global Aircraft Leasing Co., Ltd., PIK 7.25% (a)(c),
6.50%, 9/15/24	45,950	48,061,403
LPL Holdings, Inc. (a)(c),
5.75%, 9/15/25	3,750	3,932,775
Park Aerospace Holdings Ltd. (a)(c),
5.25%, 8/15/22	6,000	6,399,347

		113,877,853

Electric Utilities—0.8%
AES Corp.,
4.00%, 3/15/21	2,000	2,032,000
4.875%, 5/15/23	9,825	9,992,860

		12,024,860

Electronics—1.3%
APX Group, Inc.,
7.875%, 12/1/22	6,125	6,193,866
8.50%, 11/1/24 (a)(c)	13,900	14,357,519

		20,551,385

Entertainment—1.3%
International Game Technology PLC (a)(c),
6.25%, 2/15/22	18,803	19,870,634

Environmental Services—0.6%
Stericycle, Inc. (a)(c),
5.375%, 7/15/24	9,035	9,505,588

Equity Real Estate Investment Trusts (REITs)—0.8%
ESH Hospitality, Inc. (a)(c),
5.25%, 5/1/25	9,300	9,633,266
Starwood Property Trust, Inc.,
3.625%, 2/1/21	2,000	2,018,300

		11,651,566

Food Service—1.0%
Aramark Services, Inc.,
5.00%, 4/1/25 (a)(c)	4,586	4,792,324
5.125%, 1/15/24	10,577	10,876,171

		15,668,495

Schedule of Investments

AllianzGI Short Duration High Income Fund

December 31, 2019 (unaudited) (continued)

	Principal Amount (000s)	Value^

Hand/Machine Tools—0.6%
Colfax Corp. (a)(c),
6.00%, 2/15/24	$8,000	$8,516,680

Healthcare-Products—1.2%
Fresenius U.S. Finance II, Inc. (a)(c),
4.25%, 2/1/21	7,795	7,956,854
Hologic, Inc. (a)(c),
4.375%, 10/15/25	10,970	11,349,397

		19,306,251

Home Builders—1.6%
CalAtlantic Group, Inc.,
6.625%, 5/1/20	3,000	3,022,500
Lennar Corp.,
4.75%, 4/1/21	5,483	5,616,347
MDC Holdings, Inc.,
5.625%, 2/1/20	1,500	1,507,500
TRI Pointe Group, Inc.,
4.875%, 7/1/21	13,599	13,978,412

		24,124,759

Household Products/Wares—0.1%
Central Garden & Pet Co.,
6.125%, 11/15/23	925	957,759

Lodging—2.5%
Hilton Worldwide Finance LLC,
4.625%, 4/1/25	2,000	2,060,830
Las Vegas Sands Corp.,
3.20%, 8/8/24	27,930	28,707,926
Wynn Las Vegas LLC (a)(c),
5.50%, 3/1/25	8,000	8,589,920

		39,358,676

Machinery-Diversified—0.6%
CNH Industrial Capital LLC,
4.375%, 4/5/22	2,675	2,793,501
John Deere Capital Corp. (f),
3 mo. USD-LIBOR + 0.240%, 2.127%, 3/12/21	2,000	2,001,733
3 mo. USD-LIBOR + 0.480%, 2.365%, 9/8/22	5,000	5,022,046

		9,817,280

Media—7.1%
AMC Networks, Inc.,
4.75%, 12/15/22	10,264	10,372,080
5.00%, 4/1/24	34,350	35,122,875
CCO Holdings LLC,
5.125%, 5/1/23 (a)(c)	2,300	2,352,244
5.25%, 9/30/22	20,215	20,478,401
5.75%, 2/15/26 (a)(c)	10,064	10,636,340
Clear Channel Worldwide Holdings, Inc. (a)(c),
9.25%, 2/15/24	5,743	6,372,347
DISH DBS Corp.,
5.125%, 5/1/20	11,829	11,917,008
Quebecor Media, Inc.,
5.75%, 1/15/23	1,038	1,129,692
Sinclair Television Group, Inc. (a)(c),
5.625%, 8/1/24	1,650	1,700,878
Univision Communications, Inc. (a)(c),
6.75%, 9/15/22	10,434	10,619,850

		110,701,715

Miscellaneous Manufacturing—2.1%
General Electric Co.,
4.625%, 1/7/21	4,343	4,460,689
4.65%, 10/17/21	12,000	12,500,612
LSB Industries, Inc. (a)(c),
9.625%, 5/1/23	15,100	15,549,754

		32,511,055

	Principal Amount (000s)	Value^

Oil, Gas & Consumable Fuels—3.6%
AmeriGas Partners L.P.,
5.50%, 5/20/25	$29,500	$31,933,455
5.625%, 5/20/24	5,760	6,235,142
Laredo Petroleum, Inc.,
5.625%, 1/15/22	4,362	4,243,406
Sunoco L.P.,
4.875%, 1/15/23	12,500	12,817,938

		55,229,941

Pharmaceuticals—3.5%
Bausch Health Cos., Inc. (a)(c),
6.50%, 3/15/22	15,000	15,356,250
7.00%, 3/15/24	37,331	38,902,075

		54,258,325

Pipelines—3.9%
Kinder Morgan Energy Partners L.P.,
6.50%, 4/1/20	2,825	2,857,460
Kinder Morgan, Inc. (a)(c),
5.00%, 2/15/21	5,000	5,146,103
MPLX L.P. (a)(c),
6.25%, 10/15/22	745	759,751
PBF Logistics L.P.,
6.875%, 5/15/23	11,412	11,782,776
Tallgrass Energy Partners L.P. (a)(c),
4.75%, 10/1/23	6,000	5,999,940
Targa Resources Partners L.P.,
5.25%, 5/1/23	19,720	19,958,316
6.75%, 3/15/24	13,801	14,335,651

		60,839,997

Real Estate—6.0%
Iron Mountain, Inc.,
6.00%, 8/15/23	5,968	6,107,263
Newmark Group, Inc.,
6.125%, 11/15/23	18,597	20,506,977
Realogy Group LLC (a)(c),
4.875%, 6/1/23	14,550	14,331,750
5.25%, 12/1/21	33,635	34,047,029
SBA Communications Corp.,
4.875%, 7/15/22	18,167	18,426,425

		93,419,444

Retail—9.3%
1011778 BC ULC (a)(c),
4.25%, 5/15/24	18,251	18,745,328
Beacon Roofing Supply, Inc. (a)(c),
4.50%, 11/15/26	8,606	8,874,938
Dollar Tree, Inc.,
3.70%, 5/15/23	5,000	5,208,141
eG Global Finance PLC (a)(c),
6.75%, 2/7/25	8,250	8,390,951
8.50%, 10/30/25	19,000	20,203,365
GameStop Corp. (a)(c),
6.75%, 3/15/21	9,075	8,938,875
Group 1 Automotive, Inc. (a)(c),
5.25%, 12/15/23	2,523	2,599,737
Group 1 Automotive, Inc.,
5.00%, 6/1/22	3,140	3,191,003
KGA Escrow LLC (a)(c),
7.50%, 8/15/23	12,428	13,178,838
Party City Holdings, Inc. (a)(c),
6.125%, 8/15/23	35,159	30,866,613
Penske Automotive Group, Inc.,
5.75%, 10/1/22	23,540	23,922,360

		144,120,149

Telecommunications—6.9%
Connect Finco SARL (a)(c),
6.75%, 10/1/26	34,550	36,838,937
Hughes Satellite Systems Corp.,
7.625%, 6/15/21	15,830	16,942,374

Schedule of Investments

AllianzGI Short Duration High Income Fund

December 31, 2019 (unaudited) (continued)

	Principal Amount (000s)	Value^

Level 3 Financing, Inc.,
5.375%, 8/15/22	$5,186	$5,206,485
5.375%, 1/15/24	5,925	6,038,553
T-Mobile USA, Inc.,
6.00%, 3/1/23	3,000	3,060,255
6.50%, 1/15/24	38,047	39,236,349

		107,322,953

Transportation—1.7%
Fly Leasing Ltd.,
6.375%, 10/15/21	10,125	10,333,828
XPO Logistics, Inc. (a)(c),
6.50%, 6/15/22	9,043	9,230,914
6.75%, 8/15/24	6,900	7,510,201

		27,074,943

Total Corporate Bonds & Notes (cost—$1,281,543,143)		1,281,002,644

SENIOR LOANS (a)(b)—7.2%

Commercial Services & Supplies—4.5%
APX Group, Inc., 2018 Term Loan B
6.844%, 4/1/24, 2 mo. LIBOR + 5.000%	31,630	31,719,355
8.75%, 4/1/24, 3 mo. PRIME + 4.000%	35	34,737
Asurion LLC,
4.799%, 8/4/22, 1 mo. LIBOR + 3.000%, 2017 Term Loan B4	12,710	12,801,601
8.299%, 8/4/25, 1 mo. LIBOR + 6.500%, 2017 2nd Lien Term Loan	26,000	26,380,250

		70,935,943

Electric Utilities—0.2%
Calpine Corp.,
3 mo. LIBOR + 2.250%, Term Loan B5,
4.20%, 1/15/24	2,977	2,995,867

Retail—0.2%
Whatabrands LLC,
3 mo. LIBOR + 3.250%, Term Loan B, 4.944%, 8/2/26	2,993	3,013,343

Specialty Retail—2.3%
PetSmart, Inc.,
1 mo. LIBOR + 4.000%, Consenting Term Loan, 5.74%, 3/11/22	35,628	35,317,572

Total Senior Loans (cost—$111,130,896)		112,262,725

ASSET-BACKED SECURITY—0.1%
Navajo Transitional Energy (d)(e),
9.00%, 10/24/24 (cost—$14,517,084)	6,101	2,060,992

	Principal Amount (000s)	Value^

Repurchase Agreements—9.2%
State Street Bank and Trust Co., dated 12/31/19, 0.25%, due 1/2/20, proceeds $142,148,974; collateralized by U.S. Treasury Bonds, 2.875%, due 8/15/45, valued at $144,995,349 including accrued interest (cost—$142,147,000)	$142,147	$142,147,000

Total Investments (cost—$1,549,338,123)—99.0%		1,537,473,361

Other assets less liabilities—1.0%		15,415,280

Net Assets—100.0%		$1,552,888,641

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $809,413,696, representing 52.1% of net assets.
(b)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on December 31, 2019.

(c)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $697,150,971, representing 44.9% of net assets.

(d)	Fair-Valued—Securities with an aggregate value of $5,152,484, representing 0.3% of net assets.
(e)	Level 3 security.
(f)	Variable or Floating Rate Security—Securities with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on December 31, 2019.

Glossary:

LIBOR—London Inter-Bank Offered Rate

PIK—Payment-in-Kind

Schedule of Investments

AllianzGI Short Term Bond Fund

December 31, 2019 (unaudited)

	Principal Amount (000s)	Value^

CORPORATE BONDS & NOTES—78.6%

Aerospace & Defense—1.6%
Raytheon Co.,
3.125%, 10/15/20	$100	$101,087
Triumph Group, Inc. (a)(b),
6.25%, 9/15/24	100	105,334

		206,421

Banks—15.4%
Bank of America Corp.,
5.70%, 1/24/22	447	479,758
Barclays Bank PLC, 3 mo. USD-LIBOR + 0.460% (c),
2.444%, 1/11/21	100	100,125
Citigroup, Inc.,
4.50%, 1/14/22	200	209,646
Fifth Third Bancorp,
4.30%, 1/16/24	100	107,311
Goldman Sachs Group, Inc.,
5.25%, 7/27/21	300	315,038
JPMorgan Chase & Co.,
4.625%, 5/10/21	300	310,911
Morgan Stanley,
5.50%, 7/28/21	300	316,085
PNC Financial Services Group, Inc.,
3.50%, 1/23/24	200	210,749

		2,049,623

Biotechnology—1.5%
Amgen, Inc.,
4.10%, 6/15/21	200	205,371
Chemicals—3.9%
CVR Partners L.P. (a)(b),
9.25%, 6/15/23	100	104,667
Dow Chemical Co.,
3.15%, 5/15/24	200	206,461
OCI NV (a)(b),
5.25%, 11/1/24	200	208,500

		519,628

Commercial Services—1.5%
Prime Security Services Borrower LLC (a)(b),
9.25%, 5/15/23	188	197,518

Computers—3.1%
Dell International LLC (a)(b),
7.125%, 6/15/24	300	316,875
NCR Corp.,
6.375%, 12/15/23	100	102,708

		419,583

Containers & Packaging—1.3%
Crown Americas LLC,
4.50%, 1/15/23	75	79,031
Reynolds Group Issuer, Inc., 3 mo. LIBOR + 3.500% (a)(b)(c),
5.501%, 7/15/21	100	100,350

		179,381

Distribution/Wholesale—1.6%
Wolverine Escrow LLC (a)(b),
8.50%, 11/15/24	200	207,417

Diversified Financial Services—5.8%
AerCap Ireland Capital DAC,
4.50%, 5/15/21	245	253,131
American Express Co.,
3.70%, 11/5/21	200	206,080

	Principal Amount (000s)	Value^

Capital One Financial Corp.,
4.75%, 7/15/21	$130	$135,368
Global Aircraft Leasing Co., Ltd., PIK 7.25% (a)(b),
6.50%, 9/15/24	100	104,595
Park Aerospace Holdings Ltd. (a)(b),
5.25%, 8/15/22	75	79,992

		779,166

Electronics—1.5%
APX Group, Inc.,
7.875%, 12/1/22	100	101,124
8.50%, 11/1/24 (a)(b)	100	103,292

		204,416

Entertainment—0.8%
International Game Technology PLC (a)(b),
6.25%, 2/15/22	100	105,678

Environmental Services—1.5%
Waste Management, Inc.,
4.75%, 6/30/20	200	202,929

Equity Real Estate Investment Trusts (REITs)—3.1%
American Tower Corp.,
3.375%, 5/15/24	100	103,830
CC Holdings GS V LLC,
3.849%, 4/15/23	100	104,802
ERP Operating L.P.,
4.625%, 12/15/21	200	208,999

		417,631

Food & Beverage—1.0%
Hershey Co.,
4.125%, 12/1/20	125	127,619

Hand/Machine Tools—0.8%
Colfax Corp. (a)(b),
6.00%, 2/15/24	100	106,459

Healthcare-Products—2.3%
DH Europe Finance II Sarl,
2.05%, 11/15/22	100	100,204
Fresenius U.S. Finance II, Inc. (a)(b),
4.50%, 1/15/23	150	157,127
Medtronic, Inc.,
3.15%, 3/15/22	50	51,397

		308,728

Insurance—3.2%
Marsh & McLennan Cos., Inc.,
4.05%, 10/15/23	200	212,265
Prudential Financial, Inc.,
4.50%, 11/16/21	200	209,969

		422,234

Lodging—5.6%
Choice Hotels International, Inc.,
5.75%, 7/1/22	211	227,750
Las Vegas Sands Corp.,
3.20%, 8/8/24	200	205,571
Marriott International, Inc.,
2.125%, 10/3/22	100	100,121
3.60%, 4/15/24	200	210,176

		743,618

Machinery-Construction & Mining—1.5%
Caterpillar Financial Services Corp., 3 mo. USD-LIBOR + 0.350 (c),
2.235%, 12/7/20	200	200,382

Schedule of Investments

AllianzGI Short Term Bond Fund

December 31, 2019 (unaudited) (continued)

	Principal Amount (000s)	Value^

Media—2.3%
CCO Holdings LLC (a)(b),
5.125%, 5/1/23	$100	$102,272
Cox Communications, Inc. (a)(b),
3.25%, 12/15/22	200	205,752

		308,024

Miscellaneous Manufacturing—2.1%
General Electric Co.,
4.625%, 1/7/21	68	69,843
4.65%, 10/17/21	200	208,343

		278,186

Oil, Gas & Consumable Fuels—1.5%
Occidental Petroleum Corp.,
4.10%, 2/1/21	200	203,298

Pharmaceuticals—2.3%
Bausch Health Cos., Inc. (a)(b),
7.00%, 3/15/24	100	104,208
Pfizer, Inc.,
3.00%, 9/15/21	200	204,154

		308,362

Pipelines—4.6%
Kinder Morgan Energy Partners L.P.,
6.50%, 4/1/20	300	303,447
Sabine Pass Liquefaction LLC,
5.625%, 2/1/21	300	308,467

		611,914

Real Estate—1.2%
Newmark Group, Inc.,
6.125%, 11/15/23	100	110,270
Realogy Group LLC (a)(b),
4.875%, 6/1/23	50	49,250

		159,520

Retail—3.5%
Dollar Tree, Inc.,
3.70%, 5/15/23	150	156,244
eG Global Finance PLC (a)(b),
8.50%, 10/30/25	200	212,667
GameStop Corp. (a)(b),
6.75%, 3/15/21	100	98,500

		467,411

Technology Hardware, Storage & Peripherals—1.5%
Apple, Inc., 3 mo. USD-LIBOR + 0.500% (c),
2.401%, 2/9/22	200	201,669

Telecommunications—1.1%
Sprint Spectrum Co. LLC (a)(b),
3.36%, 9/20/21	44	44,178
T-Mobile USA, Inc.,
6.00%, 3/1/23	100	102,009

		146,187

Transportation—1.5%
Burlington Northern Santa Fe LLC,
4.10%, 6/1/21	200	205,164

Total Corporate Bonds & Notes (cost—$10,307,466)		10,493,537

	Principal Amount (000s)	Value^

U.S. TREASURY OBLIGATIONS—12.4%

U.S. Treasury Notes,
2.00%, 1/31/20	$200	$200,094
2.25%, 3/31/20	200	200,297
2.50%, 5/31/20	200	200,703
2.50%, 6/30/20	200	200,859
2.625%, 7/31/20	200	201,156
2.625%, 8/15/20	200	201,234
3.125%, 5/15/21	100	102,055
3.50%, 5/15/20	150	151,031
3.625%, 2/15/20	200	200,500

Total U.S. Treasury Obligations (cost—$1,654,068)		1,657,929

U.S. GOVERNMENT AGENCY SECURITIES—5.1%

Federal Home Loan Banks,
2.875%, 9/11/20	100	100,839
3.00%, 9/10/21	100	102,263
3.125%, 9/9/22	100	103,866
5.00%, 12/10/21	250	266,038
Federal Home Loan Mortgage Corp.,
2.50%, 4/23/20	100	100,248

Total U.S. Government Agency Securities (cost—$667,093)		673,254

Repurchase Agreements—2.9%
State Street Bank and Trust Co., dated 12/31/19, 0.25%, due 1/2/20, proceeds $388,005; collateralized by U.S. Treasury Bonds, 2.50%, due 2/15/46, valued at $400,139 including accrued interest (cost—$388,000)	388	388,000

Total Investments (cost—$13,016,627)—99.0%		13,212,720

Other assets less liabilities—1.0%		130,099

Net Assets—100.0%		$13,342,819

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $2,714,631, representing 20.3% of net assets.
(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $2,714,631, representing 20.3% of net assets.

(c)	Variable or Floating Rate Security—Securities with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on December 31, 2019.

Glossary:

LIBOR—London Inter-Bank Offered Rate

PIK—Payment-in-Kind

Schedule of Investments

AllianzGI Structured Return Fund

December 31, 2019 (unaudited)

	Shares	Value^

EXCHANGE-TRADED FUNDS—89.5%

iShares Core S&P 500 (a) (cost—$456,378,553)	1,700,000	$549,508,000

	Principal Amount (000s)

Repurchase Agreements—21.4%

State Street Bank and Trust Co., dated 12/31/19, 0.25%, due 1/2/20, proceeds $131,460,826; collateralized by U.S. Treasury Bonds, 2.50%, due 2/15/46, valued at $134,093,324 including accrued interest (cost—$131,459,000)	$131,459	131,459,000

Total Options Purchased—1.0% (cost—$4,784,222) (b)(c)(d)		6,322,959

Total Investments, before options written (cost—$592,621,775)—111.9%		687,289,959

Total Options Written—(12.0)% (premiums received—$57,606,496) (b)(c)(d)		(73,586,442)

Total Investments, net of options written (cost—$535,015,279)—99.9%		613,703,517

Other assets less other liabilities—0.1%		740,314

Net Assets—100.0%		$614,443,831

Notes to Schedule of Investments:

(a)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(b)	Non-income producing.
(c)	Exchange traded-Chicago Board Options Exchange.

(d)	Exchange traded option contracts outstanding at December 31, 2019:

Options purchased contracts outstanding at December 31, 2019:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Cost	Unrealized Appreciation (Depreciation)
Call options:
E-mini S&P 500 Index	309.00 USD	1/3/20	108	$10,800	$152,820	$25,120	$127,700
E-mini S&P 500 Index	313.00 USD	1/3/20	51	5,100	56,992	20,685	36,307
E-mini S&P 500 Index	314.00 USD	1/3/20	59	5,900	54,988	16,732	38,256
E-mini S&P 500 Index	315.00 USD	1/3/20	108	10,800	90,990	19,720	71,270
E-mini S&P 500 Index	335.00 USD	1/3/20	597	59,700	597	8,113	(7,516)
E-mini S&P 500 Index	340.00 USD	1/3/20	432	43,200	216	1,982	(1,766)
E-mini S&P 500 Index	350.00 USD	1/3/20	990	99,000	495	2,683	(2,188)
E-mini S&P 500 Index	310.00 USD	1/6/20	108	10,800	143,100	16,372	126,728
E-mini S&P 500 Index	319.00 USD	1/6/20	114	11,400	60,648	13,891	46,757
E-mini S&P 500 Index	340.00 USD	1/6/20	216	21,600	216	1,233	(1,017)
E-mini S&P 500 Index	350.00 USD	1/6/20	1,587	158,700	1,587	6,645	(5,058)
E-mini S&P 500 Index	313.00 USD	1/10/20	108	10,800	114,318	28,390	85,928
E-mini S&P 500 Index	319.00 USD	1/10/20	114	11,400	61,902	16,494	45,408
E-mini S&P 500 Index	350.00 USD	1/10/20	1,803	180,300	1,803	7,224	(5,421)
E-mini S&P 500 Index	312.00 USD	1/17/20	108	10,800	129,978	23,824	106,154
E-mini S&P 500 Index	355.00 USD	1/17/20	216	21,600	216	1,114	(898)
E-mini S&P 500 Index	360.00 USD	1/17/20	737	73,700	369	1,949	(1,580)
E-mini S&P 500 Index	316.00 USD	1/24/20	108	10,800	99,846	28,500	71,346
E-mini S&P 500 Index	322.00 USD	1/24/20	114	11,400	51,528	18,136	33,392
E-mini S&P 500 Index	319.00 USD	1/31/20	108	10,800	80,136	29,283	50,853
E-mini S&P 500 Index	323.00 USD	2/21/20	114	11,400	67,944	24,919	43,025
E-mini S&P 500 Index	360.00 USD	2/21/20	228	22,800	456	976	(520)
E-mini S&P 500 Index Flex	307.00 USD	1/2/20	62	6,200	98,807	25,828	72,979
E-mini S&P 500 Index Flex	316.00 USD	1/2/20	108	10,800	75,397	12,592	62,805
E-mini S&P 500 Index Flex	325.00 USD	1/2/20	761	76,100	19,394	35,839	(16,445)
E-mini S&P 500 Index Flex	360.00 USD	1/2/20	557	55,700	—	1,442	(1,442)
E-mini S&P 500 Index Flex	319.00 USD	1/29/20	108	10,800	76,236	24,106	52,130
E-mini S&P 500 Index Flex	365.00 USD	1/29/20	216	21,600	111	559	(448)
E-mini S&P 500 Index Flex	365.00 USD	1/31/20	657	65,700	463	1,482	(1,019)

Schedule of Investments

AllianzGI Structured Return Fund

December 31, 2019 (unaudited) (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Cost	Unrealized Appreciation (Depreciation)
S&P 500 Index	3,600.00 USD	1/10/20	215	$21,500	$538	$1,828	$(1,290)
S&P 500 Index	3,600.00 USD	1/17/20	215	21,500	1,075	2,815	(1,740)
S&P 500 Index	3,550.00 USD	1/24/20	215	21,500	1,075	3,460	(2,385)
S&P 500 Index	3,550.00 USD	1/31/20	215	21,500	1,613	4,890	(3,277)
S&P 500 Index	3,600.00 USD	2/7/20	210	21,000	1,575	2,256	(681)
S&P 500 Index	3,600.00 USD	2/14/20	210	21,000	3,150	6,876	(3,726)
S&P 500 Index	3,650.00 USD	2/21/20	200	20,000	1,500	5,146	(3,646)
S&P 500 Mini Index	312.00 USD	1/2/20	51	5,100	55,864	19,568	36,296
S&P 500 Mini Index	315.00 USD	1/2/20	59	5,900	47,053	15,425	31,628
S&P 500 Mini Index	330.00 USD	1/2/20	462	46,200	128	2,719	(2,591)
S&P 500 Mini Index	350.00 USD	1/2/20	990	99,000	—	2,529	(2,529)
S&P 500 Mini Index	325.00 USD	1/3/20	1,402	140,200	63,090	72,666	(9,576)
S&P 500 Mini Index	3,450.00 USD	1/3/20	220	22,000	550	10,250	(9,700)
S&P 500 Mini Index	321.00 USD	1/6/20	194	19,400	60,625	56,084	4,541
S&P 500 Mini Index	314.00 USD	1/8/20	108	10,800	102,060	21,016	81,044
S&P 500 Mini Index	315.00 USD	1/8/20	35	3,500	30,170	14,038	16,132
S&P 500 Mini Index	319.00 USD	1/8/20	114	11,400	58,596	18,109	40,487
S&P 500 Mini Index	340.00 USD	1/8/20	216	21,600	216	1,423	(1,207)
S&P 500 Mini Index	350.00 USD	1/8/20	1,056	105,600	1,056	2,823	(1,767)
S&P 500 Mini Index	326.00 USD	1/10/20	444	44,400	40,626	48,882	(8,256)
S&P 500 Mini Index	312.00 USD	1/13/20	108	10,800	126,684	29,236	97,448
S&P 500 Mini Index	316.00 USD	1/13/20	123	12,300	92,311	36,427	55,884
S&P 500 Mini Index	320.00 USD	1/13/20	114	11,400	54,378	16,152	38,226
S&P 500 Mini Index	329.00 USD	1/13/20	461	46,100	14,752	21,206	(6,454)
S&P 500 Mini Index	350.00 USD	1/13/20	1,128	112,800	1,128	2,713	(1,585)
S&P 500 Mini Index	355.00 USD	1/13/20	245	24,500	245	657	(412)
S&P 500 Mini Index	360.00 USD	1/13/20	216	21,600	216	775	(559)
S&P 500 Mini Index	314.00 USD	1/15/20	108	10,800	116,370	19,612	96,758
S&P 500 Mini Index	316.00 USD	1/15/20	30	3,000	25,275	8,883	16,392
S&P 500 Mini Index	321.00 USD	1/15/20	114	11,400	48,621	16,855	31,766
S&P 500 Mini Index	328.00 USD	1/15/20	72	7,200	4,716	5,544	(828)
S&P 500 Mini Index	350.00 USD	1/15/20	1,128	112,800	1,128	3,410	(2,282)
S&P 500 Mini Index	360.00 USD	1/15/20	216	21,600	216	559	(343)
S&P 500 Mini Index	350.00 USD	1/17/20	522	52,200	522	6,417	(5,895)
S&P 500 Mini Index	315.00 USD	1/21/20	108	10,800	105,192	30,150	75,042
S&P 500 Mini Index	321.00 USD	1/21/20	114	11,400	54,720	20,685	34,035
S&P 500 Mini Index	329.00 USD	1/21/20	102	10,200	7,191	8,364	(1,173)
S&P 500 Mini Index	350.00 USD	1/21/20	216	21,600	216	559	(343)
S&P 500 Mini Index	355.00 USD	1/21/20	1,578	157,800	1,578	3,513	(1,935)
S&P 500 Mini Index	315.00 USD	1/22/20	108	10,800	106,488	17,452	89,036
S&P 500 Mini Index	320.00 USD	1/22/20	114	11,400	65,037	16,741	48,296
S&P 500 Mini Index	329.00 USD	1/22/20	102	10,200	8,058	9,375	(1,317)
S&P 500 Mini Index	350.00 USD	1/22/20	216	21,600	216	559	(343)
S&P 500 Mini Index	355.00 USD	1/22/20	1,578	157,800	1,578	4,212	(2,634)
S&P 500 Mini Index	328.00 USD	1/24/20	44	4,400	5,588	8,316	(2,728)
S&P 500 Mini Index	350.00 USD	1/24/20	216	21,600	216	775	(559)
S&P 500 Mini Index	355.00 USD	1/24/20	1,038	103,800	1,038	3,961	(2,923)
S&P 500 Mini Index	357.50 USD	1/24/20	396	39,600	396	1,188	(792)
S&P 500 Mini Index	360.00 USD	1/24/20	522	52,200	324	1,093	(769)
S&P 500 Mini Index	316.00 USD	1/27/20	24	2,400	22,500	12,098	10,402
S&P 500 Mini Index	319.00 USD	1/27/20	108	10,800	74,682	18,532	56,150
S&P 500 Mini Index	320.00 USD	1/27/20	35	3,500	21,472	14,174	7,298
S&P 500 Mini Index	324.00 USD	1/27/20	114	11,400	38,247	17,794	20,453
S&P 500 Mini Index	325.00 USD	1/27/20	44	4,400	12,210	15,752	(3,542)
S&P 500 Mini Index	360.00 USD	1/27/20	1,065	106,500	1,065	3,129	(2,064)
S&P 500 Mini Index	365.00 USD	1/27/20	216	21,600	216	559	(343)
S&P 500 Mini Index	324.00 USD	1/29/20	114	11,400	41,591	20,986	20,605
S&P 500 Mini Index	360.00 USD	1/29/20	1,038	103,800	876	5,752	(4,876)
S&P 500 Mini Index	321.00 USD	1/31/20	114	11,400	67,488	25,433	42,055
S&P 500 Mini Index	325.00 USD	1/31/20	44	4,400	14,410	17,996	(3,586)
S&P 500 Mini Index	355.00 USD	1/31/20	597	59,700	896	1,847	(951)
S&P 500 Mini Index	357.50 USD	1/31/20	396	39,600	396	1,188	(792)
S&P 500 Mini Index	320.00 USD	2/3/20	114	11,400	77,463	27,685	49,778
S&P 500 Mini Index	321.00 USD	2/3/20	144	14,400	87,192	36,768	50,424
S&P 500 Mini Index	340.00 USD	2/3/20	228	22,800	2,166	650	1,516
S&P 500 Mini Index	360.00 USD	2/3/20	597	59,700	896	1,250	(354)
S&P 500 Mini Index	320.00 USD	2/5/20	114	11,400	79,263	30,031	49,232

Schedule of Investments

AllianzGI Structured Return Fund

December 31, 2019 (unaudited) (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Cost	Unrealized Appreciation (Depreciation)
S&P 500 Mini Index	324.00 USD	2/5/20	112	$11,200	$48,223	$20,395	$27,828
S&P 500 Mini Index	350.00 USD	2/5/20	228	22,800	929	1,106	(177)
S&P 500 Mini Index	365.00 USD	2/5/20	584	58,400	370	1,223	(853)
S&P 500 Mini Index	322.00 USD	2/7/20	114	11,400	65,550	26,659	38,891
S&P 500 Mini Index	324.00 USD	2/7/20	112	11,200	49,672	23,195	26,477
S&P 500 Mini Index	328.00 USD	2/7/20	28	2,800	6,370	8,120	(1,750)
S&P 500 Mini Index	350.00 USD	2/7/20	228	22,800	684	1,106	(422)
S&P 500 Mini Index	365.00 USD	2/7/20	584	58,400	449	1,222	(773)
S&P 500 Mini Index	370.00 USD	2/7/20	252	25,200	120	504	(384)
S&P 500 Mini Index	322.00 USD	2/10/20	114	11,400	66,633	22,308	44,325
S&P 500 Mini Index	323.00 USD	2/10/20	53	5,300	27,348	27,878	(530)
S&P 500 Mini Index	324.00 USD	2/10/20	112	11,200	50,680	22,522	28,158
S&P 500 Mini Index	350.00 USD	2/10/20	228	22,800	684	1,068	(384)
S&P 500 Mini Index	365.00 USD	2/10/20	584	58,400	876	1,223	(347)
S&P 500 Mini Index	370.00 USD	2/10/20	477	47,700	477	954	(477)
S&P 500 Mini Index	322.00 USD	2/12/20	53	5,300	31,419	27,931	3,488
S&P 500 Mini Index	323.00 USD	2/12/20	114	11,400	61,692	22,992	38,700
S&P 500 Mini Index	326.00 USD	2/12/20	112	11,200	41,025	20,394	20,631
S&P 500 Mini Index	350.00 USD	2/12/20	228	22,800	1,444	612	832
S&P 500 Mini Index	370.00 USD	2/12/20	1,061	106,100	635	2,177	(1,542)
S&P 500 Mini Index	321.00 USD	2/14/20	24	2,400	16,596	11,719	4,877
S&P 500 Mini Index	324.00 USD	2/14/20	114	11,400	55,917	21,871	34,046
S&P 500 Mini Index	328.00 USD	2/14/20	24	2,400	6,504	8,037	(1,533)
S&P 500 Mini Index	329.00 USD	2/14/20	112	11,200	25,536	16,688	8,848
S&P 500 Mini Index	350.00 USD	2/14/20	228	22,800	1,693	1,106	587
S&P 500 Mini Index	375.00 USD	2/14/20	216	21,600	98	648	(550)
S&P 500 Mini Index	380.00 USD	2/14/20	224	22,400	69	448	(379)
S&P 500 Mini Index	324.00 USD	2/18/20	45	4,500	23,539	22,095	1,444
S&P 500 Mini Index	325.00 USD	2/18/20	114	11,400	53,093	22,441	30,652
S&P 500 Mini Index	350.00 USD	2/18/20	228	22,800	2,469	2,930	(461)
S&P 500 Mini Index	380.00 USD	2/18/20	405	40,500	249	1,620	(1,371)
S&P 500 Mini Index	323.00 USD	2/19/20	45	4,500	26,615	23,895	2,720
S&P 500 Mini Index	324.00 USD	2/19/20	114	11,400	60,228	26,955	33,273
S&P 500 Mini Index	360.00 USD	2/19/20	228	22,800	853	557	296
S&P 500 Mini Index	380.00 USD	2/19/20	405	40,500	1,253	1,215	38
S&P 500 Mini Index	325.00 USD	2/24/20	114	11,400	57,632	25,090	32,542
S&P 500 Mini Index	360.00 USD	2/24/20	228	22,800	1,183	1,160	23
S&P 500 Mini Index	327.00 USD	2/26/20	114	11,400	46,902	23,608	23,294
S&P 500 Mini Index	329.00 USD	2/26/20	19	1,900	6,031	7,068	(1,037)
S&P 500 Mini Index	334.00 USD	2/26/20	107	10,700	15,832	18,939	(3,107)
S&P 500 Mini Index	365.00 USD	2/26/20	228	22,800	786	1,388	(602)
S&P 500 Mini Index	380.00 USD	2/26/20	385	38,500	417	1,540	(1,123)
S&P 500 Mini Index	324.00 USD	2/28/20	37	3,700	21,552	21,792	(240)
S&P 500 Mini Index	327.00 USD	2/28/20	114	11,400	46,569	23,038	23,531
S&P 500 Mini Index	333.00 USD	2/28/20	103	10,300	17,047	18,746	(1,699)
S&P 500 Mini Index	365.00 USD	2/28/20	228	22,800	844	704	140
S&P 500 Mini Index	385.00 USD	2/28/20	539	53,900	448	1,078	(630)
S&P 500 Mini Index	323.00 USD	3/2/20	37	3,700	24,834	23,754	1,080
S&P 500 Mini Index	324.00 USD	3/2/20	114	11,400	71,267	24,748	46,519
S&P 500 Mini Index	331.00 USD	3/2/20	103	10,300	25,400	27,089	(1,689)
S&P 500 Mini Index	365.00 USD	3/2/20	228	22,800	1,019	705	314
S&P 500 Mini Index	385.00 USD	3/2/20	539	53,900	1,617	1,617	—
S&P 500 Mini Index	325.00 USD	3/4/20	114	11,400	66,611	25,889	40,722
S&P 500 Mini Index	365.00 USD	3/4/20	228	22,800	1,139	934	205
S&P 500 Mini Index	327.00 USD	3/6/20	112	11,200	52,752	32,715	20,037
S&P 500 Mini Index	365.00 USD	3/6/20	224	22,400	1,246	469	777
S&P 500 Mini Index	327.00 USD	3/9/20	112	11,200	57,438	29,344	28,094
S&P 500 Mini Index	365.00 USD	3/9/20	224	22,400	1,417	693	724
S&P 500 Mini Index	327.00 USD	3/11/20	112	11,200	58,747	28,234	30,513
S&P 500 Mini Index	365.00 USD	3/11/20	224	22,400	1,526	469	1,057
S&P 500 Mini Index	328.00 USD	3/13/20	112	11,200	54,227	27,338	26,889
S&P 500 Mini Index	370.00 USD	3/13/20	224	22,400	1,055	917	138
S&P 500 Mini Index	332.00 USD	3/16/20	112	11,200	36,512	22,288	14,224
S&P 500 Mini Index	385.00 USD	3/16/20	224	22,400	384	448	(64)
S&P 500 Mini Index	337.00 USD	3/27/20	107	10,700	22,964	26,964	(4,000)
S&P 500 Mini Index	385.00 USD	3/27/20	214	21,400	514	856	(342)
S&P 500 Mini Index	336.00 USD	3/30/20	103	10,300	26,208	26,471	(263)
S&P 500 Mini Index	385.00 USD	3/30/20	206	20,600	535	412	123
S&P 500 Mini Index	335.00 USD	4/1/20	103	10,300	27,876	27,501	375
S&P 500 Mini Index	385.00 USD	4/1/20	206	20,600	618	618	—

	Total call options				$4,780,681	$2,146,087	$2,634,594

Schedule of Investments

AllianzGI Structured Return Fund

December 31, 2019 (unaudited) (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Cost	Unrealized Appreciation (Depreciation)
Put options:
E-mini S&P 500 Index	316.00 USD	1/3/20	75	$7,500	$1,087	$32,230	$(31,143)
E-mini S&P 500 Index	314.00 USD	1/6/20	93	9,300	1,767	43,625	(41,858)
S&P 500 Index	2,050.00 USD	1/3/20	14	1,400	35	204	(169)
S&P 500 Index	2,980.00 USD	1/3/20	26	2,600	1,170	41,706	(40,536)
S&P 500 Index	1,900.00 USD	1/17/20	20	2,000	50	221	(171)
S&P 500 Index	2,100.00 USD	1/17/20	67	6,700	503	1,247	(744)
S&P 500 Index	1,950.00 USD	1/24/20	162	16,200	405	1,741	(1,336)
S&P 500 Index	2,050.00 USD	1/24/20	28	2,800	210	395	(185)
S&P 500 Index	2,100.00 USD	1/24/20	283	28,300	2,830	9,216	(6,386)
S&P 500 Index	2,000.00 USD	1/27/20	85	8,500	425	921	(496)
S&P 500 Index	1,900.00 USD	1/3/20	220	22,000	550	5,850	(5,300)
S&P 500 Index	1,950.00 USD	1/3/20	7	700	18	106	(88)
S&P 500 Index	2,100.00 USD	1/3/20	6	600	15	85	(70)
S&P 500 Index	2,300.00 USD	1/3/20	64	6,400	160	966	(806)
S&P 500 Index	2,400.00 USD	1/3/20	500	50,000	1,250	10,372	(9,122)
S&P 500 Index	2,925.00 USD	1/3/20	38	3,800	1,045	68,860	(67,815)
S&P 500 Index	3,210.00 USD	1/3/20	31	3,100	14,260	21,958	(7,698)
S&P 500 Index	2,100.00 USD	1/6/20	66	6,600	165	732	(567)
S&P 500 Index	2,950.00 USD	1/6/20	38	3,800	2,280	51,532	(49,252)
S&P 500 Index	3,020.00 USD	1/6/20	26	2,600	2,275	37,208	(34,933)
S&P 500 Index	2,000.00 USD	1/8/20	7	700	18	77	(59)
S&P 500 Index	2,050.00 USD	1/8/20	66	6,600	165	1,062	(897)
S&P 500 Index	3,000.00 USD	1/8/20	38	3,800	4,465	52,520	(48,055)
S&P 500 Index	3,030.00 USD	1/8/20	26	2,600	3,510	49,844	(46,334)
S&P 500 Index	3,205.00 USD	1/8/20	31	3,100	29,295	34,867	(5,572)
S&P 500 Index	2,000.00 USD	1/10/20	215	21,500	537	6,772	(6,235)
S&P 500 Index	2,050.00 USD	1/10/20	66	6,600	330	1,392	(1,062)
S&P 500 Index	3,010.00 USD	1/10/20	38	3,800	6,840	70,114	(63,274)
S&P 500 Index	3,070.00 USD	1/10/20	26	2,600	7,150	42,954	(35,804)
S&P 500 Index	3,205.00 USD	1/10/20	31	3,100	39,990	44,867	(4,877)
S&P 500 Index	2,100.00 USD	1/13/20	58	5,800	290	817	(527)
S&P 500 Index	3,055.00 USD	1/13/20	38	3,800	10,735	59,436	(48,701)
S&P 500 Index	3,100.00 USD	1/13/20	26	2,600	10,920	27,094	(16,174)
S&P 500 Index	3,225.00 USD	1/13/20	31	3,100	61,535	56,792	4,743
S&P 500 Index	2,100.00 USD	1/15/20	58	5,800	290	875	(585)
S&P 500 Index	3,085.00 USD	1/15/20	38	3,800	18,430	39,714	(21,284)
S&P 500 Index	3,100.00 USD	1/15/20	26	2,600	14,430	32,381	(17,951)
S&P 500 Index	3,225.00 USD	1/15/20	31	3,100	70,835	66,092	4,743
S&P 500 Index	1,925.00 USD	1/17/20	9	900	45	100	(55)
S&P 500 Index	2,050.00 USD	1/17/20	9	900	68	145	(77)
S&P 500 Index	2,075.00 USD	1/17/20	215	21,500	2,150	6,685	(4,535)
S&P 500 Index	2,200.00 USD	1/17/20	1,500	150,000	15,000	38,588	(23,588)
S&P 500 Index	3,080.00 USD	1/17/20	38	3,800	21,090	44,122	(23,032)
S&P 500 Index	3,120.00 USD	1/17/20	26	2,600	20,540	29,473	(8,933)
S&P 500 Index	3,225.00 USD	1/17/20	31	3,100	76,880	71,672	5,208
S&P 500 Index	2,150.00 USD	1/21/20	58	5,800	580	991	(411)
S&P 500 Index	2,925.00 USD	1/21/20	120	12,000	27,900	33,240	(5,340)
S&P 500 Index	3,105.00 USD	1/21/20	38	3,800	31,540	43,852	(12,312)
S&P 500 Index	3,130.00 USD	1/21/20	26	2,600	26,910	35,648	(8,738)
S&P 500 Index	3,200.00 USD	1/21/20	31	3,100	64,015	89,786	(25,771)
S&P 500 Index	2,150.00 USD	1/22/20	58	5,800	725	1,107	(382)
S&P 500 Index	2,915.00 USD	1/22/20	120	12,000	29,400	40,320	(10,920)
S&P 500 Index	3,115.00 USD	1/22/20	38	3,800	37,810	49,860	(12,050)
S&P 500 Index	3,125.00 USD	1/22/20	26	2,600	28,210	37,052	(8,842)
S&P 500 Index	3,175.00 USD	1/22/20	31	3,100	53,165	73,857	(20,692)
S&P 500 Index	2,000.00 USD	1/24/20	7	700	53	70	(17)
S&P 500 Index	3,110.00 USD	1/24/20	38	3,800	42,180	54,040	(11,860)
S&P 500 Index	3,135.00 USD	1/24/20	26	2,600	35,490	34,519	971
S&P 500 Index	3,175.00 USD	1/24/20	31	3,100	60,140	82,606	(22,466)
S&P 500 Index	2,850.00 USD	1/27/20	18	1,800	4,005	4,716	(711)
S&P 500 Index	3,110.00 USD	1/27/20	9	900	10,845	13,860	(3,015)
S&P 500 Index	3,120.00 USD	1/27/20	38	3,800	49,590	48,450	1,140
S&P 500 Index	3,215.00 USD	1/27/20	31	3,100	91,760	122,232	(30,472)
S&P 500 Index	2,850.00 USD	1/29/20	18	1,800	4,680	6,408	(1,728)
S&P 500 Index	3,125.00 USD	1/29/20	12	1,200	18,660	26,040	(7,380)
S&P 500 Index	3,200.00 USD	1/29/20	31	3,100	87,885	115,526	(27,641)

Schedule of Investments

AllianzGI Structured Return Fund

December 31, 2019 (unaudited) (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Cost	Unrealized Appreciation (Depreciation)
S&P 500 Index	2,100.00 USD	1/31/20	215	$21,500	$3,225	$9,190	$(5,965)
S&P 500 Index	3,110.00 USD	1/31/20	84	8,400	131,040	171,066	(40,026)
S&P 500 Index	3,200.00 USD	1/31/20	31	3,100	95,635	126,066	(30,431)
S&P 500 Index	2,000.00 USD	2/7/20	210	21,000	2,625	6,980	(4,355)
S&P 500 Index	2,000.00 USD	2/14/20	210	21,000	3,675	5,807	(2,132)
S&P 500 Index	2,050.00 USD	2/21/20	200	20,000	5,000	7,549	(2,549)
S&P 500 Mini Index	314.00 USD	1/2/20	96	9,600	181	43,497	(43,316)
S&P 500 Mini Index	320.00 USD	1/2/20	112	11,200	3,018	26,779	(23,761)
S&P 500 Mini Index	315.00 USD	1/3/20	30	3,000	375	9,652	(9,277)
S&P 500 Mini Index	320.00 USD	1/3/20	135	13,500	4,590	33,345	(28,755)
S&P 500 Mini Index	317.00 USD	1/10/20	194	19,400	14,938	25,044	(10,106)
S&P 500 Mini Index	319.00 USD	1/13/20	159	15,900	18,603	26,871	(8,268)
S&P 500 Mini Index	320.00 USD	1/15/20	110	11,000	17,875	23,100	(5,225)
S&P 500 Mini Index	320.00 USD	1/21/20	97	9,700	20,030	24,832	(4,802)
S&P 500 Mini Index	323.00 USD	1/22/20	161	16,100	48,863	57,155	(8,292)
S&P 500 Mini Index	323.00 USD	1/24/20	64	6,400	21,024	19,392	1,632

	Total put options				$1,542,278	$2,638,135	$(1,095,857)

	Total options purchased contracts				$6,322,959	$4,784,222	$1,538,737

Options written contracts outstanding at December 31, 2019:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
Call options:
CBOE SPX Volatility Index	30.00 USD	1/22/20	(168)	$(16,800)	$(2,940)	$(11,633)	$8,693
E-mini S&P 500 Index	318.00 USD	1/3/20	(210)	(21,000)	(114,765)	(11,846)	(102,919)
E-mini S&P 500 Index	324.00 USD	1/3/20	(590)	(59,000)	(48,970)	(14,993)	(33,977)
E-mini S&P 500 Index	327.00 USD	1/3/20	(852)	(85,200)	(8,520)	(23,185)	14,665
E-mini S&P 500 Index	330.00 USD	1/3/20	(324)	(32,400)	(486)	(4,669)	4,183
E-mini S&P 500 Index	318.00 USD	1/6/20	(324)	(32,400)	(175,932)	(12,445)	(163,487)
E-mini S&P 500 Index	328.00 USD	1/6/20	(342)	(34,200)	(3,420)	(8,601)	5,181
E-mini S&P 500 Index	321.00 USD	1/10/20	(324)	(32,400)	(123,606)	(21,193)	(102,413)
E-mini S&P 500 Index	327.00 USD	1/10/20	(342)	(34,200)	(21,204)	(12,421)	(8,783)
E-mini S&P 500 Index	320.00 USD	1/17/20	(177)	(17,700)	(95,315)	(13,171)	(82,144)
E-mini S&P 500 Index	335.00 USD	1/17/20	(884)	(88,400)	(5,746)	(14,945)	9,199
E-mini S&P 500 Index	325.00 USD	1/24/20	(324)	(32,400)	(85,050)	(19,573)	(65,477)
E-mini S&P 500 Index	331.00 USD	1/24/20	(342)	(34,200)	(17,613)	(9,546)	(8,067)
E-mini S&P 500 Index	328.00 USD	1/31/20	(324)	(32,400)	(58,158)	(15,685)	(42,473)
E-mini S&P 500 Index	332.00 USD	2/21/20	(342)	(34,200)	(53,865)	(19,977)	(33,888)
E-mini S&P 500 Index Flex	322.00 USD	1/2/20	(403)	(40,300)	(65,039)	(21,524)	(43,515)
E-mini S&P 500 Index Flex	328.00 USD	1/29/20	(324)	(32,400)	(55,039)	(14,065)	(40,974)
S&P 500 Index	2,730.00 USD	1/3/20	(220)	(22,000)	(11,083,600)	(6,973,430)	(4,110,170)
S&P 500 Index	2,800.00 USD	1/10/20	(215)	(21,500)	(9,338,525)	(6,522,768)	(2,815,757)
S&P 500 Index	2,830.00 USD	1/17/20	(215)	(21,500)	(8,720,400)	(6,485,670)	(2,234,730)
S&P 500 Index	3,290.00 USD	1/17/20	(130)	(13,000)	(76,050)	(75,303)	(747)
S&P 500 Index	2,820.00 USD	1/24/20	(215)	(21,500)	(8,961,200)	(6,514,265)	(2,446,935)
S&P 500 Index	2,850.00 USD	1/31/20	(215)	(21,500)	(8,344,150)	(6,631,300)	(1,712,850)
S&P 500 Index	2,840.00 USD	2/7/20	(210)	(21,000)	(8,376,900)	(6,739,164)	(1,637,736)
S&P 500 Index	2,880.00 USD	2/14/20	(210)	(21,000)	(7,573,650)	(6,375,234)	(1,198,416)
S&P 500 Index	2,930.00 USD	2/21/20	(200)	(20,000)	(6,282,000)	(6,152,158)	(129,842)
S&P 500 Mini Index	326.00 USD	1/2/20	(590)	(59,000)	(6,438)	(11,538)	5,100
S&P 500 Mini Index	327.00 USD	1/2/20	(510)	(51,000)	(2,233)	(14,442)	12,209
S&P 500 Mini Index	322.00 USD	1/8/20	(324)	(32,400)	(87,642)	(18,925)	(68,717)
S&P 500 Mini Index	327.00 USD	1/8/20	(342)	(34,200)	(13,509)	(6,688)	(6,821)
S&P 500 Mini Index	319.00 USD	1/13/20	(324)	(32,400)	(180,954)	(15,685)	(165,269)
S&P 500 Mini Index	328.00 USD	1/13/20	(342)	(34,200)	(16,758)	(7,975)	(8,783)
S&P 500 Mini Index	330.00 USD	1/13/20	(368)	(36,800)	(7,544)	(14,149)	6,605
S&P 500 Mini Index	322.00 USD	1/15/20	(324)	(32,400)	(114,696)	(18,601)	(96,095)
S&P 500 Mini Index	324.00 USD	1/21/20	(324)	(32,400)	(90,072)	(17,305)	(72,767)
S&P 500 Mini Index	324.00 USD	1/22/20	(324)	(32,400)	(94,608)	(15,685)	(78,923)
S&P 500 Mini Index	337.00 USD	1/24/20	(440)	(44,000)	(3,520)	(6,600)	3,080
S&P 500 Mini Index	328.00 USD	1/27/20	(324)	(32,400)	(44,712)	(19,573)	(25,139)
S&P 500 Mini Index	333.00 USD	1/27/20	(342)	(34,200)	(10,944)	(9,888)	(1,056)

Schedule of Investments

AllianzGI Structured Return Fund

December 31, 2019 (unaudited) (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
S&P 500 Mini Index	338.00 USD	1/27/20	(440)	$(44,000)	$(3,080)	$(5,720)	$2,640
S&P 500 Mini Index	333.00 USD	1/29/20	(342)	(34,200)	(17,727)	(9,546)	(8,181)
S&P 500 Mini Index	330.00 USD	1/31/20	(342)	(34,200)	(37,962)	(15,358)	(22,604)
S&P 500 Mini Index	338.00 USD	1/31/20	(440)	(44,000)	(5,720)	(10,120)	4,400
S&P 500 Mini Index	329.00 USD	2/3/20	(684)	(68,400)	(105,336)	(42,427)	(62,909)
S&P 500 Mini Index	329.00 USD	2/5/20	(342)	(34,200)	(63,060)	(23,649)	(39,411)
S&P 500 Mini Index	332.00 USD	2/5/20	(336)	(33,600)	(32,030)	(11,392)	(20,638)
S&P 500 Mini Index	330.00 USD	2/7/20	(342)	(34,200)	(51,471)	(28,095)	(23,376)
S&P 500 Mini Index	332.00 USD	2/7/20	(336)	(33,600)	(32,256)	(16,097)	(16,159)
S&P 500 Mini Index	339.00 USD	2/7/20	(280)	(28,000)	(5,320)	(8,400)	3,080
S&P 500 Mini Index	330.00 USD	2/10/20	(342)	(34,200)	(54,207)	(23,365)	(30,842)
S&P 500 Mini Index	332.00 USD	2/10/20	(336)	(33,600)	(33,936)	(22,481)	(11,455)
S&P 500 Mini Index	336.00 USD	2/10/20	(530)	(53,000)	(21,465)	(23,850)	2,385
S&P 500 Mini Index	331.00 USD	2/12/20	(342)	(34,200)	(53,002)	(23,364)	(29,638)
S&P 500 Mini Index	333.00 USD	2/12/20	(336)	(33,600)	(34,203)	(22,817)	(11,386)
S&P 500 Mini Index	336.00 USD	2/12/20	(530)	(53,000)	(24,020)	(19,080)	(4,940)
S&P 500 Mini Index	332.00 USD	2/14/20	(342)	(34,200)	(47,760)	(23,307)	(24,453)
S&P 500 Mini Index	338.00 USD	2/14/20	(336)	(33,600)	(14,245)	(11,088)	(3,157)
S&P 500 Mini Index	340.00 USD	2/14/20	(240)	(24,000)	(5,880)	(9,600)	3,720
S&P 500 Mini Index	334.00 USD	2/18/20	(342)	(34,200)	(38,317)	(19,203)	(19,114)
S&P 500 Mini Index	337.00 USD	2/18/20	(450)	(45,000)	(29,066)	(24,750)	(4,316)
S&P 500 Mini Index	332.00 USD	2/19/20	(342)	(34,200)	(56,844)	(25,498)	(31,346)
S&P 500 Mini Index	337.00 USD	2/19/20	(450)	(45,000)	(27,914)	(22,501)	(5,413)
S&P 500 Mini Index	334.00 USD	2/24/20	(342)	(34,200)	(47,884)	(20,148)	(27,736)
S&P 500 Mini Index	336.00 USD	2/26/20	(342)	(34,200)	(36,312)	(19,122)	(17,190)
S&P 500 Mini Index	343.00 USD	2/26/20	(511)	(51,100)	(19,226)	(26,061)	6,835
S&P 500 Mini Index	336.00 USD	2/28/20	(342)	(34,200)	(38,797)	(22,883)	(15,914)
S&P 500 Mini Index	339.00 USD	2/28/20	(370)	(37,000)	(25,761)	(21,830)	(3,931)
S&P 500 Mini Index	342.00 USD	2/28/20	(309)	(30,900)	(14,112)	(13,596)	(516)
S&P 500 Mini Index	333.00 USD	3/2/20	(342)	(34,200)	(70,925)	(20,488)	(50,437)
S&P 500 Mini Index	339.00 USD	3/2/20	(370)	(37,000)	(23,621)	(27,380)	3,759
S&P 500 Mini Index	341.00 USD	3/2/20	(309)	(30,900)	(15,577)	(21,321)	5,744
S&P 500 Mini Index	333.00 USD	3/4/20	(342)	(34,200)	(75,646)	(23,566)	(52,080)
S&P 500 Mini Index	335.00 USD	3/6/20	(336)	(33,600)	(52,920)	(29,873)	(23,047)
S&P 500 Mini Index	335.00 USD	3/9/20	(336)	(33,600)	(64,354)	(26,544)	(37,810)
S&P 500 Mini Index	336.00 USD	3/11/20	(336)	(33,600)	(58,536)	(22,481)	(36,055)
S&P 500 Mini Index	338.00 USD	3/13/20	(336)	(33,600)	(46,206)	(14,752)	(31,454)
S&P 500 Mini Index	341.00 USD	3/16/20	(336)	(33,600)	(33,169)	(19,824)	(13,345)
S&P 500 Mini Index	347.00 USD	3/27/20	(321)	(32,100)	(19,823)	(15,729)	(4,094)
S&P 500 Mini Index	345.00 USD	3/30/20	(309)	(30,900)	(25,529)	(24,411)	(1,118)
S&P 500 Mini Index	344.00 USD	4/1/20	(309)	(30,900)	(26,861)	(23,175)	(3,686)

	Total call options				$(71,855,853)	$(53,730,710)	$(18,125,143)

Put options:
E-mini S&P 500 Index	275.00 USD	1/3/20	(245)	$(24,500)	$(245)	$(23,866)	$23,621
E-mini S&P 500 Index	308.00 USD	1/3/20	(75)	(7,500)	(638)	(15,770)	15,132
E-mini S&P 500 Index	307.00 USD	1/6/20	(93)	(9,300)	(1,023)	(24,358)	23,335
S&P 500 Index	2,850.00 USD	1/3/20	(61)	(6,100)	(763)	(65,265)	64,502
S&P 500 Index	2,875.00 USD	1/3/20	(46)	(4,600)	(920)	(30,494)	29,574
S&P 500 Index	3,175.00 USD	1/3/20	(62)	(6,200)	(11,625)	(21,029)	9,404
S&P 500 Index	2,875.00 USD	1/6/20	(64)	(6,400)	(2,240)	(46,778)	44,538
S&P 500 Index	2,940.00 USD	1/6/20	(43)	(4,300)	(2,365)	(33,321)	30,956
S&P 500 Index	2,920.00 USD	1/8/20	(64)	(6,400)	(4,960)	(48,506)	43,546
S&P 500 Index	2,950.00 USD	1/8/20	(43)	(4,300)	(3,763)	(45,318)	41,555
S&P 500 Index	3,155.00 USD	1/8/20	(62)	(6,200)	(25,730)	(34,488)	8,758
S&P 500 Index	2,930.00 USD	1/10/20	(64)	(6,400)	(7,520)	(66,874)	59,354
S&P 500 Index	2,990.00 USD	1/10/20	(43)	(4,300)	(6,880)	(38,051)	31,171
S&P 500 Index	3,140.00 USD	1/10/20	(62)	(6,200)	(32,860)	(41,394)	8,534
S&P 500 Index	2,975.00 USD	1/13/20	(64)	(6,400)	(10,880)	(55,226)	44,346
S&P 500 Index	3,020.00 USD	1/13/20	(43)	(4,300)	(9,460)	(23,560)	14,100
S&P 500 Index	3,160.00 USD	1/13/20	(62)	(6,200)	(48,980)	(51,336)	2,356
S&P 500 Index	3,005.00 USD	1/15/20	(61)	(6,100)	(16,013)	(34,338)	18,325
S&P 500 Index	3,020.00 USD	1/15/20	(43)	(4,300)	(12,470)	(29,623)	17,153
S&P 500 Index	3,155.00 USD	1/15/20	(62)	(6,200)	(59,210)	(60,636)	1,426
S&P 500 Index	2,500.00 USD	1/17/20	(9)	(900)	(202)	(20,958)	20,756
S&P 500 Index	2,525.00 USD	1/17/20	(34)	(3,400)	(1,020)	(74,268)	73,248
S&P 500 Index	2,595.00 USD	1/17/20	(10)	(1,000)	(375)	(19,188)	18,813

Schedule of Investments

AllianzGI Structured Return Fund

December 31, 2019 (unaudited) (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
S&P 500 Index	2,620.00 USD	1/17/20	(5)	$(500)	$(200)	$(8,444)	$8,244
S&P 500 Index	2,635.00 USD	1/17/20	(5)	(500)	(237)	(8,493)	8,256
S&P 500 Index	2,645.00 USD	1/17/20	(5)	(500)	(250)	(8,737)	8,487
S&P 500 Index	2,650.00 USD	1/17/20	(5)	(500)	(250)	(8,094)	7,844
S&P 500 Index	2,655.00 USD	1/17/20	(10)	(1,000)	(525)	(16,801)	16,276
S&P 500 Index	2,670.00 USD	1/17/20	(5)	(500)	(262)	(7,888)	7,626
S&P 500 Index	3,000.00 USD	1/17/20	(61)	(6,100)	(18,605)	(40,254)	21,649
S&P 500 Index	3,040.00 USD	1/17/20	(43)	(4,300)	(17,415)	(26,789)	9,374
S&P 500 Index	3,155.00 USD	1/17/20	(62)	(6,200)	(68,510)	(68,696)	186
S&P 500 Index	3,025.00 USD	1/21/20	(61)	(6,100)	(26,840)	(39,894)	13,054
S&P 500 Index	3,050.00 USD	1/21/20	(43)	(4,300)	(22,790)	(34,138)	11,348
S&P 500 Index	3,120.00 USD	1/21/20	(62)	(6,200)	(58,590)	(86,321)	27,731
S&P 500 Index	3,030.00 USD	1/22/20	(61)	(6,100)	(31,110)	(45,195)	14,085
S&P 500 Index	3,045.00 USD	1/22/20	(43)	(4,300)	(24,510)	(34,611)	10,101
S&P 500 Index	3,090.00 USD	1/22/20	(62)	(6,200)	(49,910)	(72,020)	22,110
S&P 500 Index	315.00 USD	1/24/20	(64)	(6,400)	(9,952)	(9,472)	(480)
S&P 500 Index	2,970.00 USD	1/24/20	(81)	(8,100)	(32,805)	(54,559)	21,754
S&P 500 Index	3,030.00 USD	1/24/20	(61)	(6,100)	(36,905)	(50,929)	14,024
S&P 500 Index	3,055.00 USD	1/24/20	(43)	(4,300)	(31,175)	(31,519)	344
S&P 500 Index	3,085.00 USD	1/24/20	(62)	(6,200)	(56,110)	(80,544)	24,434
S&P 500 Index	2,980.00 USD	1/27/20	(27)	(2,700)	(12,825)	(15,849)	3,024
S&P 500 Index	3,035.00 USD	1/27/20	(61)	(6,100)	(42,090)	(42,395)	305
S&P 500 Index	3,050.00 USD	1/27/20	(18)	(1,800)	(13,680)	(17,406)	3,726
S&P 500 Index	3,130.00 USD	1/27/20	(62)	5,000	(70,750)	(98,025)	27,275
S&P 500 Index	2,980.00 USD	1/29/20	(27)	(2,700)	(15,120)	(21,006)	5,886
S&P 500 Index	3,045.00 USD	1/29/20	(18)	(1,800)	(15,480)	(21,852)	6,372
S&P 500 Index	3,110.00 USD	1/29/20	(53)	(5,300)	(73,405)	(100,118)	26,713
S&P 500 Index	2,350.00 USD	1/31/20	(9)	(900)	(270)	(24,467)	24,197
S&P 500 Index	2,400.00 USD	1/31/20	(18)	(1,800)	(675)	(44,953)	44,278
S&P 500 Index	2,450.00 USD	1/31/20	(9)	(900)	(382)	(22,848)	22,466
S&P 500 Index	2,625.00 USD	1/31/20	(5)	(500)	(475)	(8,794)	8,319
S&P 500 Index	2,650.00 USD	1/31/20	(5)	(500)	(550)	(8,457)	7,907
S&P 500 Index	2,670.00 USD	1/31/20	(10)	(1,000)	(1,200)	(17,088)	15,888
S&P 500 Index	2,680.00 USD	1/31/20	(10)	(1,000)	(1,275)	(17,234)	15,959
S&P 500 Index	2,690.00 USD	1/31/20	(10)	(1,000)	(1,325)	(18,448)	17,123
S&P 500 Index	2,715.00 USD	1/31/20	(10)	(1,000)	(1,500)	(15,201)	13,701
S&P 500 Index	2,730.00 USD	1/31/20	(5)	(500)	(800)	(7,476)	6,676
S&P 500 Index	2,740.00 USD	1/31/20	(10)	(1,000)	(1,700)	(14,776)	13,076
S&P 500 Index	2,980.00 USD	1/31/20	(252)	(25,200)	(161,280)	(210,546)	49,266
S&P 500 Index	3,100.00 USD	1/31/20	(62)	(6,200)	(89,900)	(122,751)	32,851
S&P 500 Index	2,250.00 USD	2/21/20	(9)	(900)	(427)	(22,116)	21,689
S&P 500 Index	2,300.00 USD	2/21/20	(9)	(900)	(495)	(23,659)	23,164
S&P 500 Index	2,350.00 USD	2/21/20	(9)	(900)	(630)	(22,027)	21,397
S&P 500 Index	2,375.00 USD	2/21/20	(18)	(1,800)	(1,395)	(47,048)	45,653
S&P 500 Index	2,700.00 USD	2/21/20	(5)	(500)	(1,625)	(8,729)	7,104
S&P 500 Index	2,705.00 USD	2/21/20	(5)	(500)	(1,650)	(8,407)	6,757
S&P 500 Index	2,720.00 USD	2/21/20	(5)	(500)	(1,775)	(8,387)	6,612
S&P 500 Index	2,730.00 USD	2/21/20	(5)	(500)	(1,850)	(8,401)	6,551
S&P 500 Index	2,740.00 USD	2/21/20	(15)	(1,500)	(5,775)	(24,222)	18,447
S&P 500 Index	2,745.00 USD	2/21/20	(5)	(500)	(1,975)	(7,808)	5,833
S&P 500 Index	2,750.00 USD	2/21/20	(5)	(500)	(2,025)	(8,176)	6,151
S&P 500 Index	2,775.00 USD	2/21/20	(5)	(500)	(2,275)	(7,350)	5,075
S&P 500 Index	2,795.00 USD	2/21/20	(5)	(500)	(2,525)	(7,570)	5,045
S&P 500 Index	2,800.00 USD	2/21/20	(5)	(500)	(2,575)	(7,517)	4,942
S&P 500 Index	2,805.00 USD	2/21/20	(10)	(1,000)	(5,250)	(14,469)	9,219
S&P 500 Index	2,350.00 USD	2/28/20	(8)	(800)	(780)	(22,870)	22,090
S&P 500 Index	2,450.00 USD	2/28/20	(8)	(800)	(1,160)	(21,590)	20,430
S&P 500 Index	2,675.00 USD	2/28/20	(5)	(500)	(1,875)	(8,938)	7,063
S&P 500 Index	2,730.00 USD	2/28/20	(10)	(1,000)	(4,750)	(16,166)	11,416
S&P 500 Index	2,740.00 USD	2/28/20	(5)	(500)	(2,525)	(8,355)	5,830
S&P 500 Index	2,775.00 USD	2/28/20	(5)	(500)	(2,950)	(7,816)	4,866
S&P 500 Index	2,785.00 USD	2/28/20	(5)	(500)	(3,075)	(7,963)	4,888
S&P 500 Index	2,740.00 USD	3/6/20	(10)	(1,000)	(6,300)	(16,999)	10,699
S&P 500 Index	2,780.00 USD	3/6/20	(5)	(500)	(3,775)	(8,215)	4,440
S&P 500 Index	2,810.00 USD	3/6/20	(5)	(500)	(4,325)	(7,694)	3,369
S&P 500 Index	2,175.00 USD	3/20/20	(10)	(1,000)	(1,050)	(36,288)	35,238
S&P 500 Index	2,400.00 USD	3/20/20	(16)	(1,600)	(3,480)	(43,740)	40,260
S&P 500 Index	2,425.00 USD	3/20/20	(8)	(800)	(1,920)	(20,710)	18,790

Schedule of Investments

AllianzGI Structured Return Fund

December 31, 2019 (unaudited) (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
S&P 500 Index	2,450.00 USD	3/20/20	(16)	$(1,600)	$(4,200)	$(41,900)	$37,700
S&P 500 Index	2,475.00 USD	3/20/20	(8)	(800)	(2,320)	(20,868)	18,548
S&P 500 Index	2,830.00 USD	3/20/20	(10)	(1,000)	(12,750)	(16,303)	3,553
S&P 500 Index	2,835.00 USD	3/20/20	(15)	(1,500)	(19,575)	(24,640)	5,065
S&P 500 Index	2,840.00 USD	3/20/20	(5)	(500)	(6,650)	(8,096)	1,446
S&P 500 Index	2,855.00 USD	3/20/20	(10)	(1,000)	(14,200)	(15,842)	1,642
S&P 500 Index	2,860.00 USD	3/20/20	(11)	(1,100)	(16,005)	(17,992)	1,987
S&P 500 Index	2,875.00 USD	3/20/20	(5)	(500)	(7,750)	(7,865)	115
S&P 500 Index	2,885.00 USD	3/20/20	(5)	(500)	(8,100)	(7,947)	(153)
S&P 500 Index	2,200.00 USD	3/31/20	(14)	(1,400)	(1,960)	(46,553)	44,593
S&P 500 Index	2,350.00 USD	3/31/20	(18)	(1,800)	(4,050)	(50,288)	46,238
S&P 500 Index	2,375.00 USD	3/31/20	(8)	(800)	(1,960)	(21,862)	19,902
S&P 500 Index	2,425.00 USD	4/17/20	(8)	(800)	(3,400)	(21,819)	18,419
S&P 500 Index	2,450.00 USD	4/17/20	(16)	(1,600)	(7,440)	(39,407)	31,967
S&P 500 Index	2,475.00 USD	4/17/20	(16)	(1,600)	(8,240)	(37,958)	29,718
S&P 500 Index	2,500.00 USD	4/30/20	(16)	(1,600)	(11,360)	(42,199)	30,839
S&P 500 Index	2,550.00 USD	4/30/20	(16)	(1,600)	(13,600)	(40,445)	26,845
S&P 500 Index	2,550.00 USD	5/15/20	(24)	(2,400)	(25,440)	(64,555)	39,115
S&P 500 Index	2,590.00 USD	5/15/20	(8)	(800)	(9,800)	(20,777)	10,977
S&P 500 Index	2,525.00 USD	5/29/20	(8)	(800)	(9,240)	(22,623)	13,383
S&P 500 Index	2,550.00 USD	5/29/20	(8)	(800)	(10,080)	(20,939)	10,859
S&P 500 Index	2,575.00 USD	5/29/20	(8)	(800)	(11,000)	(20,623)	9,623
S&P 500 Index	2,600.00 USD	5/29/20	(16)	(1,600)	(23,920)	(42,519)	18,599
S&P 500 Index	2,600.00 USD	6/19/20	(8)	(800)	(14,920)	(22,154)	7,234
S&P 500 Index	2,650.00 USD	6/19/20	(16)	(1,600)	(35,120)	(41,256)	6,136
S&P 500 Index	2,675.00 USD	6/19/20	(8)	(800)	(19,000)	(20,954)	1,954
S&P 500 Index	2,650.00 USD	6/30/20	(7)	(700)	(16,800)	(19,245)	2,445
S&P 500 Index	2,675.00 USD	6/30/20	(8)	(800)	(20,720)	(21,034)	314
S&P 500 Mini Index	308.00 USD	1/2/20	(96)	(9,600)	(14)	(26,198)	26,184
S&P 500 Mini Index	315.00 USD	1/2/20	(112)	(11,200)	(324)	(12,646)	12,322
S&P 500 Mini Index	314.00 USD	1/3/20	(135)	(13,500)	(1,553)	(14,175)	12,622
S&P 500 Mini Index	314.00 USD	1/10/20	(194)	(19,400)	(10,282)	(18,016)	7,734
S&P 500 Mini Index	270.00 USD	1/13/20	(123)	(12,300)	(492)	(9,756)	9,264
S&P 500 Mini Index	315.00 USD	1/13/20	(159)	(15,900)	(11,130)	(17,466)	6,336
S&P 500 Mini Index	317.00 USD	1/15/20	(110)	(11,000)	(12,430)	(16,872)	4,442
S&P 500 Mini Index	314.00 USD	1/21/20	(97)	(9,700)	(10,961)	(14,570)	3,609
S&P 500 Mini Index	315.00 USD	1/22/20	(161)	(16,100)	(21,816)	(26,461)	4,645

	Total put options				$(1,730,589)	$(3,875,786)	$2,145,197

	Total options written contracts				$(73,586,442)	$(57,606,496)	$(15,979,946)

(e)	At December 31, 2019, the Fund pledged $1,744,416 in cash as collateral for options written.

Glossary:

CBOE—Chicago Board Options Exchange

Schedule of Investments

AllianzGI U.S. Equity Hedged Fund

December 31, 2019 (unaudited)

.	Shares	Value^

EXCHANGE-TRADED FUNDS—98.7%

SPDR S&P 500 (a)(cost—$1,754,969)	7,385	$2,376,936

Total Options Purchased—0.5% (cost—$58,657) (b)(c)(d)		13,560

Total Investments, before options written (cost—$1,813,626)—99.2%		2,390,496

Total Options Written—(0.3)% (premiums received—$5,915) (b)(c)(d)		(7,995)

.	Value^

Total Investments, net of options written (cost—$1,807,711)—98.9%	$2,382,501

Other assets less other liabilities—1.1%	26,244

Net Assets—100.0%	$2,408,745

Notes to Schedule of Investments:

(a)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(b)	Non-income producing.
(c)	Exchange traded-Chicago Board Options Exchange.

(d)	Exchange traded option contracts outstanding at December 31, 2019:

Options purchased contracts outstanding at December 31, 2019:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Cost	Unrealized Depreciation
Call options:
S&P 500 Index	3,500.00 USD	1/10/20	4	$400	$10	$31	$(21)
S&P 500 Index	3,600.00 USD	1/17/20	3	300	8	24	(16)

	Total call options				$18	$55	$(37)

Put options:
S&P 500 Index	2,450.00 USD	3/20/20	1	$100	$262	$6,598	$(6,336)
S&P 500 Index	2,550.00 USD	4/17/20	1	100	680	6,869	(6,189)
S&P 500 Index	2,500.00 USD	5/15/20	1	100	895	7,412	(6,517)
S&P 500 Index	2,575.00 USD	6/19/20	2	200	3,430	14,679	(11,249)
S&P 500 Index	2,575.00 USD	9/18/20	1	100	3,315	7,804	(4,489)
S&P 500 Index Flex	2,625.00 USD	7/17/20	1	100	2,769	7,437	(4,668)
S&P 500 Index Flex	2,450.00 USD	8/21/20	1	100	2,191	7,803	(5,612)

	Total put options				$13,542	$58,602	$(45,060)

	Total options purchased contracts				$13,560	$58,657	$(45,097)

Options written contracts outstanding at December 31, 2019:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
Call options:
S&P 500 Index	3,260.00 USD	1/17/20	(3)	$(300)	$(4,575)	$(2,398)	$(2,177)
S&P 500 Index	3,310.00 USD	1/31/20	(4)	(400)	(3,420)	(3,517)	97

	Total options written contracts				$(7,995)	$(5,915)	$(2,080)

(e)	At December 31, 2019, the Fund pledged $299 in cash as collateral for options written.

Schedule of Investments

AllianzGI Ultra Micro Cap Fund

December 31, 2019 (unaudited)

	Shares	Value^

COMMON STOCK—101.0%

Aerospace & Defense—1.4%
Ducommun, Inc. (a)	4,224	$213,439

Banks—6.5%
Atlantic Capital Bancshares, Inc. (a)	9,585	175,885
First Foundation, Inc.	7,704	134,050
Heritage Commerce Corp.	13,068	167,662
People’s Utah Bancorp	4,953	149,184
Preferred Bank	3,691	221,792
Tristate Capital Holdings, Inc. (a)	4,805	125,507

		974,080

Biotechnology—12.5%
Adverum Biotechnologies, Inc. (a)	6,031	69,477
Avrobio, Inc. (a)	2,314	46,581
BioSpecifics Technologies Corp. (a)	2,242	127,659
Dicerna Pharmaceuticals, Inc. (a)	5,622	123,853
Dynavax Technologies Corp. (a)	8,439	48,271
Homology Medicines, Inc. (a)	3,276	67,813
Intellia Therapeutics, Inc. (a)	6,553	96,133
Kadmon Holdings, Inc. (a)	16,667	75,502
Kindred Biosciences, Inc. (a)	9,268	78,593
Krystal Biotech, Inc. (a)	1,228	68,007
Kura Oncology, Inc. (a)	5,114	70,318
MeiraGTx Holdings PLC (a)	2,355	47,147
Progenics Pharmaceuticals, Inc. (a)	9,727	49,510
Stemline Therapeutics, Inc. (a)	4,969	52,820
TG Therapeutics, Inc. (a)	7,334	81,407
Twist Bioscience Corp. (a)	2,657	55,797
Vanda Pharmaceuticals, Inc. (a)	5,287	86,760
Veracyte, Inc. (a)	11,261	314,407
Vericel Corp. (a)	6,717	116,876
Viking Therapeutics, Inc. (a)	8,971	71,947
Voyager Therapeutics, Inc. (a)	3,806	53,094
ZIOPHARM Oncology, Inc. (a)	18,838	88,915

		1,890,887

Construction & Engineering—2.6%
NV5 Global, Inc. (a)	4,309	217,389
Sterling Construction Co., Inc. (a)	12,083	170,129

		387,518

Construction Materials—0.7%
U.S. Concrete, Inc. (a)	2,683	111,774

Diversified Consumer Services—0.9%
Carriage Services, Inc.	5,306	135,834

Electrical Equipment—1.1%
Allied Motion Technologies, Inc.	3,315	160,777

Electronic Equipment, Instruments & Components—1.9%
Iteris, Inc. (a)	19,948	99,540
Napco Security Technologies, Inc. (a)	6,658	195,679

		295,219

Energy Equipment & Services—1.3%
DMC Global, Inc.	4,222	189,737

Food Products—1.3%
John B Sanfilippo & Son, Inc.	2,104	192,053

Healthcare Equipment & Supplies—14.8%
Alphatec Holdings, Inc. (a)	22,648	160,688
Antares Pharma, Inc. (a)	39,286	184,644
Axogen, Inc. (a)	6,699	119,845
Axonics Modulation Technologies, Inc. (a)	4,497	124,612
BioLife Solutions, Inc. (a)	8,857	143,306

	Shares	Value^

CryoLife, Inc. (a)	4,491	$121,661
CryoPort, Inc. (a)	16,244	267,376
Mesa Laboratories, Inc.	760	189,544
OrthoPediatrics Corp. (a)	5,747	270,052
Quotient Ltd. (a)	15,981	151,979
Surmodics, Inc. (a)	2,994	124,041
Tactile Systems Technology, Inc. (a)	3,662	247,222
Zynex, Inc.	16,657	131,091

		2,236,061

Healthcare Providers & Services—7.4%
Addus HomeCare Corp. (a)	2,457	238,870
BioTelemetry, Inc. (a)	3,176	147,049
Catasys, Inc. (a)	10,550	172,071
Fulgent Genetics, Inc. (a)	13,236	170,744
Joint Corp. (a)	9,935	160,351
RadNet, Inc. (a)	10,885	220,965

		1,110,050

Healthcare Technology—3.5%
Icad, Inc. (a)	17,260	134,110
OptimizeRx Corp. (a)	7,424	76,244
Tabula Rasa HealthCare, Inc. (a)	4,425	215,409
Vocera Communications, Inc. (a)	5,055	104,942

		530,705

Hotels, Restaurants & Leisure—2.5%
Carrols Restaurant Group, Inc. (a)	11,850	83,543
Century Casinos, Inc. (a)	15,990	126,641
Kura Sushi USA, Inc., Class A (a)	6,312	160,640

		370,824

Household Durables—1.8%
Green Brick Partners, Inc. (a)	11,515	132,192
LGI Homes, Inc. (a)	1,936	136,778

		268,970

Interactive Media & Services—3.3%
EverQuote, Inc., Class A (a)	9,890	339,722
QuinStreet, Inc. (a)	10,653	163,097

		502,819

Internet & Direct Marketing Retail—1.0%
Rubicon Project, Inc. (a)	19,224	156,868

IT Services—3.5%
Brightcove, Inc. (a)	16,827	146,227
Hackett Group, Inc.	7,575	122,260
Paysign, Inc. (a)	9,650	97,948
Perficient, Inc. (a)	3,632	167,326

		533,761

Life Sciences Tools & Services—4.4%
Codexis, Inc. (a)	5,941	94,997
NanoString Technologies, Inc. (a)	3,600	100,152
NeoGenomics, Inc. (a)	9,522	278,518
Quanterix Corp. (a)	7,828	184,976

		658,643

Machinery—1.8%
LiqTech International, Inc. (a)	21,779	127,407
Spartan Motors, Inc.	7,902	142,868

		270,275

Media—3.6%
Cardlytics, Inc. (a)	5,747	361,256
TechTarget, Inc. (a)	7,237	188,886

		550,142

Pharmaceuticals—3.8%
ANI Pharmaceuticals, Inc. (a)	2,412	148,748
Axsome Therapeutics, Inc. (a)	2,562	264,808

Schedule of Investments

AllianzGI Ultra Micro Cap Fund

December 31, 2019 (unaudited) (continued)

	Shares	Value^

Cara Therapeutics, Inc. (a)	3,850	$62,024
Collegium Pharmaceutical, Inc. (a)	4,711	96,952

		572,532

Professional Services—1.0%
CRA International, Inc.	2,772	150,991

Semiconductors & Semiconductor Equipment—5.3%
ACM Research, Inc., Class A (a)	12,508	230,773
Adesto Technologies Corp. (a)	19,736	167,756
FormFactor, Inc. (a)	8,597	223,264
Ichor Holdings Ltd. (a)	5,493	182,752

		804,545

Software—9.5%
Agilysys, Inc. (a)	7,600	193,116
Cerence, Inc. (a)	4,763	107,787
Digital Turbine, Inc. (a)	35,179	250,826
Model N, Inc. (a)	9,142	320,610
QAD, Inc., Class A	3,734	190,173
Upland Software, Inc. (a)	6,019	214,938
Zix Corp. (a)	22,166	150,285

		1,427,735

Trading Companies & Distributors—0.9%
Lawson Products, Inc. (a)	2,736	142,545

Water Utilities—1.9%
AquaVenture Holdings Ltd. (a)	10,338	280,366

Wireless Telecommunication Services—0.8%
Boingo Wireless, Inc. (a)	10,966	120,078

Total Common Stock (cost—$10,278,942)		15,239,228

	Principal Amount (000s)

Repurchase Agreements—0.7%
State Street Bank and Trust Co., dated 12/31/19, 0.25%, due 1/2/20, proceeds $100,001; collateralized by U.S. Treasury Bonds, 3.00%, due 11/15/45, valued at $107,514 including accrued interest (cost—$100,000)	$100	100,000

Total Investments (cost—$10,378,942)—101.7%		15,339,228

Liabilities in excess of other assets—(1.7)%		(254,334)

Net Assets—100.0%		$15,084,894

Notes to Schedule of Investments:

Non-income producing.

Schedule of Investments

AllianzGI Water Fund (formerly AllianzGI Global Water Fund)†

December 31, 2019 (unaudited)

	Shares	Value^

COMMON STOCK—98.8%

Austria—1.3%
ANDRITZ AG	204,016	$8,770,695

Brazil—3.4%
Cia de Saneamento Basico do Estado de Sao Paulo	952,500	14,392,788
Cia de Saneamento do Parana UNIT	305,400	7,727,478

		22,120,266

China—2.3%
China Water Affairs Group Ltd.	8,212,000	6,144,561
Guangdong Investment Ltd.	4,292,000	8,976,974

		15,121,535

Finland—0.4%
Uponor Oyj	193,959	2,536,027

France—9.6%
Suez	1,284,389	19,462,681
Veolia Environnement S.A.	1,638,943	43,609,570

		63,072,251

Netherlands—1.7%
Arcadis NV	482,308	11,293,547

Sweden—3.5%
Alfa Laval AB	910,747	22,936,473

Switzerland—6.3%
Geberit AG	44,280	24,853,541
Georg Fischer AG	8,783	8,906,179
Landis+Gyr Group AG (b)	69,285	7,201,939

		40,961,659

United Kingdom—13.7%
Halma PLC	1,331,376	37,282,034
Pennon Group PLC	1,524,582	20,678,962
Severn Trent PLC	468,578	15,610,060
United Utilities Group PLC	1,307,135	16,357,347

		89,928,403

United States—56.6%
Agilent Technologies, Inc.	109,027	9,301,093
American States Water Co.	136,450	11,822,028
American Water Works Co., Inc.	513,039	63,026,841
AO Smith Corp.	130,308	6,207,873
Aqua America, Inc.	559,050	26,241,807
California Water Service Group	262,495	13,534,242
Danaher Corp.	277,138	42,535,140
Ecolab, Inc.	67,985	13,120,425
IDEX Corp.	216,160	37,179,520
Itron, Inc. (b)	181,552	15,241,291
Mueller Water Products, Inc., Class A	928,724	11,126,114
PerkinElmer, Inc.	195,350	18,968,485
Tetra Tech, Inc.	303,267	26,129,485
Thermo Fisher Scientific, Inc.	64,303	20,890,116
Waste Management, Inc.	158,131	18,020,609
Xylem, Inc.	471,751	37,169,261

		370,514,330

Total Common Stock (cost—$465,657,797)		647,255,186

	Principal Amount (000s)	Value^

Repurchase Agreements—1.1%
State Street Bank and Trust Co., dated 12/31/19, 0.25%, due 1/2/20, proceeds $6,905,096; collateralized by U.S. Treasury Bonds, 3.00%, due 11/15/45, valued at $7,045,019 including accrued interest (cost—$6,905,000)	$6,905	$6,905,000

Total Investments (cost—$472,562,797) (a)—99.9%		654,160,186

Other assets less liabilities—0.1%		907,497

Net Assets—100.0%		$655,067,683

Notes to Schedule of Investments:

†	Effective February 1, 2020, AllianzGI Global Water Fund changed its name to AllianzGI Water Fund.
(a)	Securities with an aggregate value of $261,130,796, representing 39.9% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

UNIT—More than one class of securities traded together

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Water Utilities	31.2%
Machinery	19.3%
Multi-Utilities	9.6%
Electronic Equipment, Instruments & Components	9.1%
Life Sciences Tools & Services	7.5%
Commercial Services & Supplies	6.8%
Healthcare Equipment & Supplies	6.5%
Building Products	5.1%
Chemicals	2.0%
Construction & Engineering	1.7%
Repurchase Agreements	1.1%
Other assets less liabilities	0.1%

100.0%

^

Portfolio securities and other financial instruments for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Investments in mutual funds are valued at the net asset value (“NAV”) as reported on each business day, and, under normal circumstances, ETFs are valued at their current market trading price. The Funds’ investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. The market value for NASDAQ Global Market and NASDAQ Capital Market securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded futures are valued at the price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement date.

The Board of Trustees (the “Board”) of each Fund of the Allianz Funds Multi-Strategy Trust (the “Trust”) has adopted procedures for valuing portfolio securities and other financial derivative instruments in circumstances where market quotes are not readily available (including in cases where available market quotes are deemed to be unreliable), and has delegated responsibility for applying the valuation methods to the investment manager, Allianz Global Investors U.S. LLC (the “Investment Manager”). The Trust’s Valuation Committee was established by the Board to oversee the implementation of the Funds’ valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Investment Manager monitors the continued appropriateness of methods applied and identifies circumstances and events that may require fair valuation. The Investment Manager determines if adjustments should be made in light of market changes, events affecting the issuer or other factors. If the Investment Manager determines that a valuation method may no longer be appropriate, another valuation method previously approved by the Trust’s Valuation Committee may be selected or the Trust’s Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Short-term debt investments having a remaining maturity of 60 days or less are valued at amortized cost unless the Board or its Valuation Committee determines that particular circumstances dictate otherwise.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of each share class of a Fund may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the NAV of a Fund’s shares may change on days when an investor is not able to purchase or redeem or exchange shares.

The prices used by the Funds to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The NAV of each share class of a Fund is normally determined as of the close of regular trading (normally, 4:00 p.m., Eastern Time) on the NYSE on each day the NYSE is open for business. In unusual circumstances, the Board or the Valuation Committee may in good faith determine the NAV as of 4:00 p.m., Eastern Time, notwithstanding an earlier, unscheduled close or halt of trading on the NYSE.

The prices of certain portfolio securities or financial instruments may be determined at a time prior to the close of regular trading on the NYSE. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the NAV of each share class of a Fund is calculated. With respect to certain foreign securities, the Funds may fair-value securities using modeling tools provided by third-party vendors, where appropriate. The Funds have retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Funds for foreign securities may differ from the value realized from the sale of those securities and the difference could be material. Fair value pricing may require subjective determinations about the value of a security or other assets, and fair values used to determine the NAV of each share class of a Fund may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1—quoted prices in active markets for identical investments that the Funds have the ability to access

•

Level 2—valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3—valuations based on significant unobservable inputs (including the Investment Manager’s or the Trust’s Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Funds to measure fair value during the three months ended December 31, 2019 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with accounting principles generally accepted in the United States of America.

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Funds generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Funds’ valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Funds’ valuation procedures are designed to value a security at the price the Funds may reasonably expect to receive upon the security’s sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Funds would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available.

Equity Securities (Common and Preferred Stock and Warrants)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Treasury Obligations—U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Government Sponsored Enterprise and Mortgage-Backed Securities—Government sponsored enterprise and mortgage-backed securities are valued by independent pricing services using pricing models based on inputs that include issuer type, coupon, cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent that these inputs are observable, the values of government sponsored enterprise and mortgage-backed securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Sovereign Debt Obligations—Sovereign debt obligations are valued by independent pricing services based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored regularly for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable, the values of sovereign debt obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-

specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes—Convertible bonds & notes are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts—Option contracts traded over-the-counter (“OTC”) and FLexible EXchange (“FLEX”) options are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC and FLEX option contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Forward Foreign Currency Contracts—Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Credit Default Swaps—OTC credit default swaps are valued by independent pricing services using pricing models that take into account, among other factors, information received from market makers and broker/dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable, the values of credit default swaps are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Senior Loans—Senior Loans generally are valued by independent pricing services based on the average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. These quoted prices are based on interest rates, yield curves, option adjusted spreads, credit spreads and/or other criteria. To the extent that these inputs are observable, the values of Senior Loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at December 31, 2019 in valuing each Fund’s assets and liabilities is listed below (refer to the Schedules of Investments and Notes to Schedule of Investments for more detailed information on Investments in Securities and Other Financial Instruments):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/19
AllianzGI Retirement 2020:
Investments in Securities—Assets
Mutual Funds	$14,549,639	—	—	$14,549,639
Exchange-Traded Funds	459,162	—	—	459,162
Repurchase Agreements	—	$433,000	—	433,000

	15,008,801	433,000	—	15,441,801

Other Financial Instruments*—Assets
Foreign Exchange Contracts	3,655	—	—	3,655
Interest Rate Contracts	7,734	—	—	7,734
Market Price	3,408	—	—	3,408

	14,797	—	—	14,797

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	(3,505)	—	—	(3,505)
Interest Rate Contracts	(9,323)	—	—	(9,323)
Market Price	(26,671)	—	—	(26,671)

	(39,499)	—	—	(39,499)

Totals	$14,984,099	$433,000	—	$15,417,099

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/19
AllianzGI Retirement 2025:
Investments in Securities—Assets
Mutual Funds	$19,270,362	—	—	$19,270,362
Exchange-Traded Funds	502,161	—	—	502,161
Repurchase Agreements	—	$505,000	—	505,000

	19,772,523	505,000	—	20,277,523

Other Financial Instruments*—Assets
Foreign Exchange Contracts	5,482	—	—	5,482
Interest Rate Contracts	7,735	—	—	7,735
Market Price	4,545	—	—	4,545

	17,762	—	—	17,762

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	(5,260)	—	—	(5,260)
Interest Rate Contracts	(7,727)	—	—	(7,727)
Market Price	(29,596)	—	—	(29,596)

	(42,583)	—	—	(42,583)

Totals	$19,747,702	$505,000	—	$20,252,702

AllianzGI Retirement 2030:
Investments in Securities—Assets
Mutual Funds	$27,585,117	—	—	$27,585,117
Exchange-Traded Funds	290,524	—	—	290,524
Repurchase Agreements	—	$791,000	—	791,000

	27,875,641	791,000	—	28,666,641

Other Financial Instruments*—Assets
Foreign Exchange Contracts	7,309	—	—	7,309
Interest Rate Contracts	27,213	—	—	27,213
Market Price	20,686	—	—	20,686

	55,208	—	—	55,208

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	(7,741)	—	—	(7,741)
Interest Rate Contracts	(14,108)	—	—	(14,108)
Market Price	(30,225)	—	—	(30,225)

	(52,074)	—	—	(52,074)

Totals	$27,878,775	$791,000	—	$28,669,775

AllianzGI Retirement 2035:
Investments in Securities—Assets
Mutual Funds	$21,955,747	—	—	$21,955,747
Exchange-Traded Funds	268,844	—	—	268,844
Repurchase Agreements	—	$703,000	—	703,000

	22,224,591	703,000	—	22,927,591

Other Financial Instruments*—Assets
Foreign Exchange Contracts	5,482	—	—	5,482
Interest Rate Contracts	17,801	—	—	17,801
Market Price	16,295	—	—	16,295

	39,578	—	—	39,578

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	(6,203)	—	—	(6,203)
Interest Rate Contracts	(7,954)	—	—	(7,954)
Market Price	(16,557)	—	—	(16,557)

	(30,714)	—	—	(30,714)

Totals	$22,233,455	$703,000	—	$22,936,455

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/19
AllianzGI Retirement 2040:
Investments in Securities—Assets
Mutual Funds	$25,037,124	—	—	$25,037,124
Exchange-Traded Funds	265,903	—	—	265,903
Repurchase Agreements	—	$793,000	—	793,000

	25,303,027	793,000	—	26,096,027

Other Financial Instruments*—Assets
Foreign Exchange Contracts	5,482	—	—	5,482
Interest Rate Contracts	25,535	—	—	25,535
Market Price	31,306	—	—	31,306

	62,323	—	—	62,323

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	(6,715)	—	—	(6,715)
Interest Rate Contracts	(13,878)	—	—	(13,878)
Market Price	(9,224)	—	—	(9,224)
	(29,817)	—	—	(29,817)

Totals	$25,335,533	$793,000	—	$26,128,533

AllianzGI Retirement 2045:
Investments in Securities—Assets
Mutual Funds	$14,826,538	—	—	$14,826,538
Exchange-Traded Funds	159,949	—	—	159,949
Repurchase Agreements	—	$739,000	—	739,000

	14,986,487	739,000	—	15,725,487

Other Financial Instruments*—Assets
Foreign Exchange Contracts	3,655	—	—	3,655
Interest Rate Contracts	14,445	—	—	14,445
Market Price	24,659	—	—	24,659

	42,759	—	—	42,759

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	(4,019)	—	—	(4,019)
Interest Rate Contracts	(7,261)	—	—	(7,261)
Market Price	(6,349)	—	—	(6,349)

	(17,629)	—	—	(17,629)

Totals	$15,011,617	$739,000	—	$15,750,617

AllianzGI Retirement 2050:
Investments in Securities—Assets
Mutual Funds	$21,739,059	—	—	$21,739,059
Exchange-Traded Funds	499,220	—	—	499,220
Repurchase Agreements	—	$937,000	—	937,000
U.S. Treasury Obligations	—	295,745	—	295,745

	22,238,279	1,232,745	—	23,471,024

Other Financial Instruments*—Assets
Foreign Exchange Contracts	5,482	—	—	5,482
Interest Rate Contracts	16,123	—	—	16,123
Market Price	36,403	—	—	36,403

	58,008	—	—	58,008

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	(6,203)	—	—	(6,203)
Interest Rate Contracts	(7,761)	—	—	(7,761)
Market Price	(6,349)	—	—	(6,349)

	(20,313)	—	—	(20,313)

Totals	$22,275,974	$1,232,745	—	$23,508,719

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/19
AllianzGI Retirement 2055:
Investments in Securities—Assets
Mutual Funds	$10,693,097	—	—	$10,693,097
Exchange-Traded Funds	426,978	—	—	426,978
Repurchase Agreements	—	$799,000	—	799,000

	11,120,075	799,000	—	11,919,075

Other Financial Instruments*—Assets
Foreign Exchange Contracts	3,655	—	—	3,655
Interest Rate Contracts	5,033	—	—	5,033
Market Price	15,801	—	—	15,801

	24,489	—	—	24,489

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	(3,208)	—	—	(3,208)
Interest Rate Contracts	(1,117)	—	—	(1,117)
Market Price	(2,208)	—	—	(2,208)

	(6,533)	—	—	(6,533)

Totals	$11,138,031	$799,000	—	$11,937,031

AllianzGI Multi Asset Income:
Investments in Securities—Assets
Mutual Funds	$12,608,235	—	—	$12,608,235
Common Stock:
Tobacco	388,018	$474,297	—	862,315
All Other	3,924,703	—	—	3,924,703
Exchange-Traded Funds	2,367,389	—	—	2,367,389
Repurchase Agreements	—	1,708,000	—	1,708,000

	19,288,345	2,182,297	—	21,470,642

Other Financial Instruments*—Assets
Interest Rate Contracts	45	—	—	45
Market Price	52,806	—	—	52,806

	52,851	—	—	52,851

Other Financial Instruments*—Liabilities
Interest Rate Contracts	(70,035)	—	—	(70,035)
Market Price	(18,512)	—	—	(18,512)

	(88,547)	—	—	(88,547)

Totals	$19,252,649	$2,182,297	—	$21,434,946

AllianzGI Global Allocation:
Investments in Securities—Assets
Mutual Funds	$259,340,959	—	—	$259,340,959
Corporate Bonds & Notes	—	$45,596,612	—	45,596,612
Exchange-Traded Funds	4,735,108	—	—	4,735,108
U.S. Treasury Obligations	—	1,424,586	—	1,424,586
Repurchase Agreements	—	7,729,000	—	7,729,000

	264,076,067	54,750,198	—	318,826,265

Other Financial Instruments*—Assets
Interest Rate Contracts	30,974	—	—	30,974
Market Price	216,294	—	—	216,294

	247,268	—	—	247,268

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	(11,139)	—	—	(11,139)
Interest Rate Contracts	(401,330)	—	—	(401,330)

	(412,469)	—	—	(412,469)

Totals	$263,910,866	$54,750,198	—	$318,661,064

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Value at 12/31/19
AllianzGI Best Styles Global Equity:
Investments in Securities—Assets
Common Stock:
Australia	—	$5,974,263	—		$5,974,263
Austria	$232,981	1,074,789	—		1,307,770
Brazil	—	1,321,846	—		1,321,846
Chile	170,206	349,287	—		519,493
China	2,714,845	8,837,029	—	††	11,551,874
Denmark	746,899	214,891	—		961,790
Finland	—	920,527	—		920,527
France	801,416	9,294,202	—		10,095,618
Germany	215,105	4,447,938	—		4,663,043
Hong Kong	—	1,867,159	—		1,867,159
Hungary	—	379,125	—		379,125
Indonesia	—	1,374,293	—		1,374,293
Ireland	154,862	318,376	—		473,238
Israel	104,713	896,834	—		1,001,547
Italy	453,983	3,084,006	—		3,537,989
Japan	—	17,069,359	—		17,069,359
Korea (Republic of)	940,084	2,694,383	—		3,634,467
Malaysia	517,076	694,131	—		1,211,207
Netherlands	474,697	2,285,184	—		2,759,881
New Zealand	618,294	973,508	—		1,591,802
Norway	556,865	1,891,347	—		2,448,212
Philippines	629,873	377,377	—		1,007,250
Poland	—	233,855	—		233,855
Qatar	233,467	162,697	—		396,164
Singapore	—	281,233	—		281,233
Spain	—	1,992,034	—		1,992,034
Sweden	153,216	1,793,455	—		1,946,671
Switzerland	—	4,388,070	—		4,388,070
Taiwan	1,106,729	4,391,409	—		5,498,138
Thailand	—	—	$1,531,617		1,531,617
Turkey	189,145	1,219,019	—		1,408,164
United Arab Emirates	—	609,646	—		609,646
United Kingdom	689,593	8,554,466	—		9,244,059
All Other	113,065,115	—	—		113,065,115
Preferred Stock	—	1,599,628	—		1,599,628
Exchange-Traded Funds	536,233	—	—		536,233
Rights	9,737	—	—		9,737
Repurchase Agreements	—	1,218,000	—		1,218,000

Totals	$125,315,134	$92,783,366	$1,531,617		$219,630,117

††	Actual amount rounds to less than $1.

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/19
AllianzGI Best Styles International Equity:
Investments in Securities—Assets
Common Stock:
Austria	$32,354	$114,659	—	$147,013
Belgium	19,680	117,249	—	136,929
Brazil	26,832	18,761	—	45,593
Canada	288,586	—	—	288,586
China	21,834	298,600	—	320,434
Denmark	129,496	253,689	—	383,185
Finland	15,085	194,347	—	209,432
France	50,244	2,166,067	—	2,216,311
Germany	343,621	980,891	—	1,324,512
Ireland	25,739	66,787	—	92,526
Italy	11,728	1,023,900	—	1,035,628
Japan	17,597	6,099,339	—	6,116,936
Mexico	66,010	—	—	66,010
New Zealand	65,201	36,091	—	101,292
Norway	84,211	301,076	—	385,287
Philippines	4,786	—	—	4,786
Singapore	11,232	433,758	$22,533	467,523
Sweden	160,307	267,335	—	427,642
Switzerland	21,737	2,248,916	—	2,270,653
Thailand	—	—	60,439	60,439
Turkey	11,530	8,346	—	19,876
United Kingdom	379,565	3,392,106	—	3,771,671
All Other	—	4,244,764	—	4,244,764
Preferred Stock	—	173,218	—	173,218
Exchange-Traded Funds	62,174	—	—	62,174
Rights	4,427	—	—	4,427
Repurchase Agreements	—	255,000	—	255,000

Totals	$1,853,976	$22,694,899	$82,972	$24,631,847

AllianzGI Best Styles U.S. Equity:
Investments in Securities—Assets
Common Stock	$46,934,480	—	—	$46,934,480
Repurchase Agreements	—	$621,000	—	621,000

Totals	$46,934,480	$621,000	—	$47,555,480

AllianzGI Convertible:
Investments in Securities—Assets
Convertible Bonds & Notes:
Diversified Financial Services	—	$2,044,797	$4,835,505	$6,880,302
All Other	—	647,709,806	—	647,709,806
Convertible Preferred Stock	$142,042,842	—	—	142,042,842
Repurchase Agreements	—	28,778,000	—	28,778,000

Totals	$142,042,842	$678,532,603	$4,835,505	$825,410,950

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/19
AllianzGI Core Bond:
Investments in Securities—Assets
U.S. Government Agency Securities	—	$12,955,527	—	$12,955,527
Corporate Bonds & Notes	—	9,251,498	—	9,251,498
Asset-Backed Securities	—	6,897,178	—	6,897,178
U.S. Treasury Obligations	—	6,057,345	—	6,057,345
Mortgage-Backed Securities	—	792,110	—	792,110
Preferred Stock	$199,465	—	—	199,465
Repurchase Agreements	—	1,160,000	—	1,160,000

	199,465	37,113,658	—	37,313,123

Other Financial Instruments*—Assets
Credit Contracts	—	529	—	529
Interest Rate Contracts	8,858	—	—	8,858

	8,858	529	—	9,387

Other Financial Instruments*—Liabilities
Credit Contracts	—	(22,082)	—	(22,082)
Interest Rate Contracts	(68,472)	—	—	(68,472)

	(68,472)	(22,082)	—	(90,554)

Totals	$139,851	$37,092,105	—	$37,231,956

AllianzGI Core Plus Bond:
Investments in Securities—Assets
U.S. Government Agency Securities	—	$21,337,522	—	$21,337,522
Corporate Bonds & Notes	—	19,051,353	—	19,051,353
Asset-Backed Securities	—	15,962,346	—	15,962,346
U.S. Treasury Obligations	—	1,689,841	—	1,689,841
Preferred Stock	$1,495,191	—	—	1,495,191
Mortgage-Backed Securities	—	1,366,873	—	1,366,873
Repurchase Agreements	—	3,454,000	—	3,454,000

	1,495,191	62,861,935	—	64,357,126

Other Financial Instruments*—Assets
Credit Contracts	—	8,733	—	8,733
Interest Rate Contracts	8,763	—	—	8,763

	8,763	8,733	—	17,496

Other Financial Instruments*—Liabilities
Credit Contracts	—	(92,162)	—	(92,162)
Interest Rate Contracts	(186,362)	—	—	(186,362)

	(186,362)	(92,162)	—	(278,524)

Totals	$1,317,592	$62,778,506	—	$64,096,098

AllianzGI Emerging Markets Consumer:
Investments in Securities—Assets
Common Stock:
Brazil	$196,142	$2,597,373	—	$2,793,515
Canada	796,088	—	—	796,088
China	4,381,107	10,799,122	—	15,180,229
India	1,553,832	1,085,336	—	2,639,168
Mexico	911,501	—	—	911,501
Philippines	285,716	379,387	$589	665,692
Russian Federation	603,418	—	—	603,418
Thailand	—	—	1,677,779	1,677,779
Turkey	65,031	184,756	—	249,787
United States	3,446,917	—	—	3,446,917
All Other	—	12,548,037	—	12,548,037
Preferred Stock	—	772,330	—	772,330

Totals	$12,239,752	$28,366,341	$1,678,368	$42,284,461

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/19
AllianzGI Emerging Markets Small-Cap:
Investments in Securities—Assets
Common Stock:
China	$50,279	$888,692	—	$938,971
India	264,083	789,238	—	1,053,321
Korea (Republic of)	244,228	756,595	—	1,000,823
Mexico	356,681	—	—	356,681
Poland	29,399	50,047	—	79,446
Russian Federation	71,783	—	$35,860	107,643
South Africa	182,325	165,445	—	347,770
Thailand	—	—	367,492	367,492
Turkey	113,054	337,796	—	450,850
All Other	—	3,031,313	—	3,031,313
Preferred Stock:
Brazil	—	280,851	—	280,851
Russian Federation	—	—	82,239	82,239

Totals	$1,311,832	$6,299,977	$485,591	$8,097,400

AllianzGI Emerging Markets SRI Debt:
Investments in Securities—Assets
Sovereign Debt Obligations	—	$16,905,919	—	$16,905,919
U.S. Treasury Obligations	—	1,909,074	—	1,909,074
Corporate Bonds & Notes	—	515,313	—	515,313

	—	19,330,306	—	19,330,306

Other Financial Instruments*—Assets
Foreign Exchange Contracts	—	5,072	—	5,072
Interest Rate Contracts	$7,929	—	—	7,929

	7,929	5,072	—	13,001

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	—	(50,082)	—	(50,082)
Interest Rate Contracts	(32,531)	—	—	(32,531)

	(32,531)	(50,082)	—	(82,613)

Totals	$(24,602)	$19,285,296	—	$19,260,694

AllianzGI Floating Rate Note:
Investments in Securities—Assets
Corporate Bonds & Notes	—	$10,436,255	—	$10,436,255
Mortgage-Backed Securities	—	1,714,357	—	1,714,357
Asset-Backed Securities	—	687,169	—	687,169
Sovereign Debt Obligations	—	201,286	—	201,286
U.S. Government Agency Securities	—	39,870	—	39,870
Repurchase Agreements	—	179,000	—	179,000

	—	13,257,937	—	13,257,937

Other Financial Instruments*—Assets
Foreign Exchange Contracts	—	1,871	—	1,871
Interest Rate Contracts	$8,991	—	—	8,991

	8,991	1,871	—	10,862

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	—	(21,270)	—	(21,270)
Interest Rate Contracts	(406)	—	—	(406)

	(406)	(21,270)	—	(21,676)

Totals	$8,585	$13,238,538	—	$13,247,123

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/19
AllianzGI Global Dynamic Allocation:
Investments in Securities—Assets
Common Stock:
Austria	$24,671	$101,855	—	$126,526
Belgium	33,716	66,466	—	100,182
Bermuda	53,897	—	—	53,897
Brazil	9,078	157,517	—	166,595
Canada	1,134,413	—	—	1,134,413
Chile	12,125	36,634	—	48,759
China	271,485	1,272,788	—	1,544,273
Czech Republic	78,375	45,761	—	124,136
Denmark	121,772	15,389	—	137,161
Finland	89,461	98,034	—	187,495
France	99,609	1,149,840	—	1,249,449
Germany	131,036	631,472	—	762,508
Ireland	88,151	24,948	—	113,099
Israel	20,227	184,849	—	205,076
Italy	55,279	438,351	—	493,630
Japan	26,395	3,674,998	—	3,701,393
Korea (Republic of)	109,686	496,740	—	606,426
Malaysia	54,947	214,099	—	269,046
Mexico	176,380	—	—	176,380
Morocco	4,068	—	—	4,068
Netherlands	48,058	373,604	—	421,662
New Zealand	85,762	106,975	—	192,737
Norway	57,755	189,660	—	247,415
Peru	37,775	—	—	37,775
Philippines	70,447	50,561	—	121,008
Singapore	46,841	292,407	—	339,248
Spain	16,648	242,042	—	258,690
Sweden	51,706	159,390	—	211,096
Switzerland	8,716	1,006,773	—	1,015,489
Taiwan	63,841	1,289,346	—	1,353,187
Thailand	—	—	$412,170	412,170
Turkey	19,838	161,407	—	181,245
United Kingdom	223,576	1,021,960	—	1,245,536
United States	20,643,491	—	—	20,643,491
All Other	—	1,454,211	—	1,454,211
Corporate Bonds & Notes	—	34,548,089	—	34,548,089
Mutual Funds	31,005,788	—	—	31,005,788
Exchange-Traded Funds	14,301,323	—	—	14,301,323
U.S. Treasury Obligations	—	1,752,310	—	1,752,310
Preferred Stock:
Brazil	—	68,286	—	68,286
Colombia	—	53,158	—	53,158
Germany	—	22,481	—	22,481
Korea (Republic of)	—	61,429	—	61,429
All Other	318,272	—	—	318,272
Rights:
Morocco	—	—	119	119
Spain	880	—	—	880
Repurchase Agreements	—	5,521,000	—	5,521,000

	69,595,488	56,984,830	412,289	126,992,607

Other Financial Instruments*—Assets
Interest Rate Contracts	185	—	—	185
Market Price	390,858	—	—	390,858

	391,043	—	—	391,043

Other Financial Instruments*—Liabilities
Credit Contracts	—	(27,602)	—	(27,602)
Interest Rate Contracts	(140,643)	—	—	(140,643)
Market Price	(82,479)	—	—	(82,479)

	(223,122)	(27,602)	—	(250,724)

Totals	$69,763,409	$56,957,228	$412,289	$127,132,926

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/19
AllianzGI Global High Yield:
Investments in Securities—Assets
Corporate Bonds & Notes	—	$24,163,824	—	$24,163,824

Other Financial Instruments*—Assets
Foreign Exchange Contracts	—	5,567	—	5,567
Interest Rate Contracts	$6,242	—	—	6,242

	6,242	5,567	—	11,809

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	—	(62,916)	—	(62,916)
Market Price	(5,590)	—	—	(5,590)

	(5,590)	(62,916)	—	(68,506)

Totals	$652	$24,106,475	—	$24,107,127

AllianzGI Global Sustainability:
Investments in Securities—Assets
Common Stock:
Australia	—	$2,632,724	—	$2,632,724
Denmark	—	2,443,355	—	2,443,355
France	—	4,079,115	—	4,079,115
Germany	$4,107,567	8,237,447	—	12,345,014
Hong Kong	—	1,977,377	—	1,977,377
Japan	—	7,102,594	—	7,102,594
Korea (Republic of)	5,965	2,673,416	—	2,679,381
Spain	—	6,386,867	—	6,386,867
Sweden	—	6,408,531	—	6,408,531
Switzerland	—	6,368,460	—	6,368,460
United Kingdom	—	18,062,368	—	18,062,368
All Other	94,991,499	—	—	94,991,499
Repurchase Agreements	—	3,782,000	—	3,782,000

Totals	$99,105,031	$70,154,254	—	$169,259,285

AllianzGI Green Bond:
Investments in Securities—Assets
Corporate Bonds & Notes	—	$28,279,028	—	$28,279,028
Sovereign Debt Obligations	—	5,683,023	—	5,683,023
Repurchase Agreements	—	724,000	—	724,000

	—	34,686,051	—	34,686,051

Other Financial Instruments*—Assets
Interest Rate Contracts	$25,931	—	—	25,931

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	—	(169,527)	—	(169,527)
Interest Rate Contracts	(48,690)	—	—	(48,690)

	(48,690)	(169,527)	—	(218,217)

Totals	$(22,759)	$34,516,524	—	$34,493,765

AllianzGI High Yield Bond:
Investments in Securities—Assets
Corporate Bonds & Notes:
Diversified Financial Services	—	$5,564,940	$1,292,659	$6,857,599
Media	—	11,203,436	3	11,203,439
All Other	—	89,500,432	—	89,500,432
Preferred Stock	—	—	6,161,706	6,161,706
Common Stock	—	—	54,792	54,792
Warrants	—	—	30,833	30,833
Repurchase Agreements	—	913,000	—	913,000

Totals	—	$107,181,808	$7,539,993	$114,721,801

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/19
AllianzGI International Small-Cap:
Investments in Securities—Assets
Common Stock:
Austria	$1,635,454	$2,820,005	—	$4,455,459
Denmark	2,501,052	—	—	2,501,052
Finland	934,539	—	—	934,539
Germany	2,670,662	6,025,332	—	8,695,994
Ireland	1,354,250	—	—	1,354,250
Sweden	1,409,280	1,481,066	—	2,890,346
Switzerland	1,476,519	4,116,486	—	5,593,005
Thailand	—	—	$405,085	405,085
United Kingdom	3,124,922	12,258,615	—	15,383,537
All Other	—	53,545,083	—	53,545,083
Preferred Stock	—	1,028,523	—	1,028,523

	15,106,678	81,275,110	405,085	96,786,873

Other Financial Instruments*—Assets
Foreign Exchange Contracts	—	270	—	270

Totals	$15,106,678	$81,275,380	$405,085	$96,787,143

AllianzGI Micro Cap:
Investments in Securities—Assets
Common Stock	$18,152,837	—	—	$18,152,837
Repurchase Agreements	—	$266,000	—	266,000

Totals	$18,152,837	$266,000	—	$18,418,837

AllianzGI NFJ Emerging Markets Value:
Investments in Securities—Assets
Common Stock:
Brazil	$2,310,562	$4,952,395	—	$7,262,957
Chile	421,523	—	—	421,523
China	8,873,407	28,632,575	—	37,505,982
France	777,784	1,368,057	—	2,145,841
India	2,791,283	6,666,554	—	9,457,837
Korea (Republic of)	1,297,756	5,896,687	—	7,194,443
Malaysia	772,644	751,567	—	1,524,211
Mexico	2,663,589	—	—	2,663,589
Peru	844,287	—	—	844,287
Poland	502,242	—	—	502,242
Russian Federation	3,313,952	—	$1,613,782	4,927,734
Saudi Arabia	572,140	—	—	572,140
South Africa	1,402,410	1,990,954	—	3,393,364
Taiwan	1,206,679	12,299,477	—	13,506,156
United Kingdom	557,807	458,447	—	1,016,254
United States	3,499,838	—	—	3,499,838
All Other	—	14,655,169	—	14,655,169
Preferred Stock	—	4,453,052	—	4,453,052
Repurchase Agreements	—	328,000	—	328,000

Totals	$31,807,903	$82,452,934	$1,613,782	$115,874,619

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/19
AllianzGI PerformanceFee Managed Futures Strategy:
Investments in Securities—Assets
U.S. Treasury Obligations	—	$24,777,156	—	$24,777,156
Mutual Funds	$1,432,317	—	—	1,432,317
Repurchase Agreements	—	958,000	—	958,000

	1,432,317	25,735,156	—	27,167,473

Other Financial Instruments* – Assets
Commodity Contracts	266,112	—	—	266,112
Credit Contracts	—	256,328	—	256,328
Foreign Exchange Contracts	9,023	—	—	9,023
Interest Rate Contracts	11,912	—	—	11,912
Market Price	135,163	—	—	135,163

	422,210	256,328	—	678,538

Other Financial Instruments* – Liabilities
Commodity Contracts	(484,900)	—	—	(484,900)
Foreign Exchange Contracts	(315,137)	—	—	(315,137)
Interest Rate Contracts	(222,554)	—	—	(222,554)
Market Price	(89,192)	—	—	(89,192)

	(1,111,783)	—	—	(1,111,783)

Totals	$742,744	$25,991,484	—	$26,734,228

AllianzGI PerformanceFee Structured US Equity:
Investments in Securities—Assets
Exchange-Traded Funds	$98,357,407	—	—	$98,357,407
Repurchase Agreements	—	$852,000	—	852,000
Options Purchased:
Market Price	553,072	145,354	—	698,426

	98,910,479	997,354	—	99,907,833

Investments in Securities—Liabilities
Options Written:
Market Price	(460,005)	(113,935)	—	(573,940)

Totals	$98,450,474	$883,419	—	$99,333,893

AllianzGI PerformanceFee Structured US Fixed Income:
Investments in Securities—Assets
Exchange-Traded Funds	$9,114,443	—	—	$9,114,443
Repurchase Agreements	—	$123,000	—	123,000
Options Purchased:
Market Price	105	—	—	105

	9,114,548	123,000	—	9,237,548

Investments in Securities—Liabilities
Options Written:
Market Price	(10,779)	(9,292)	—	(20,071)

Totals	$9,103,769	$113,708	—	$9,217,477

AllianzGI Preferred Securities and Income:
Investments in Securities—Assets
Corporate Bonds & Notes	—	$13,986,838	—	$13,986,838
Preferred Stock	$3,561,798	—	—	3,561,798
Repurchase Agreements	—	639,000	—	639,000

	3,561,798	14,625,838	—	18,187,636

Other Financial Instruments*—Liabilities
Interest Rate Contracts	(1,081)	—	—	(1,081)

Totals	$3,560,717	$14,625,838	—	$18,186,555

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/19
AllianzGI Short Duration High Income:
Investments in Securities—Assets
Corporate Bonds & Notes:
Coal	—	—	$3,091,492	$3,091,492
All Other	—	$1,277,911,152	—	1,277,911,152
Senior Loans	—	112,262,725	—	112,262,725
Asset-Backed Securities	—	—	2,060,992	2,060,992
Repurchase Agreements	—	142,147,000	—	142,147,000

Totals	—	$1,532,320,877	$5,152,484	$1,537,473,361

AllianzGI Short Term Bond:
Investments in Securities—Assets
Corporate Bonds & Notes	—	$10,493,537	—	$10,493,537
U.S. Treasury Obligations	—	1,657,929	—	1,657,929
U.S. Government Agency Securities	—	673,254	—	673,254
Repurchase Agreements	—	388,000	—	388,000

Totals	—	$13,212,720	—	$13,212,720

AllianzGI Structured Return:
Investments in Securities—Assets
Exchange-Traded Funds	$549,508,000	—	—	$549,508,000
Repurchase Agreements	—	$131,459,000	—	131,459,000
Options Purchased:
Market Price	4,854,559	1,468,400	—	6,322,959

	554,362,559	132,927,400	—	687,289,959

Investments in Securities—Liabilities
Options Written:
Market Price	(72,376,828)	(1,209,614)	—	(73,586,442)

Totals	$481,985,731	$131,717,786	—	$613,703,517

AllianzGI U.S. Equity Hedged:
Investments in Securities—Assets
Exchange-Traded Funds	$2,376,936	—	—	$2,376,936
Options Purchased:
Market Price	8,600	$4,960	—	13,560

	2,385,536	4,960	—	2,390,496

Investments in Securities—Liabilities
Options Written:
Market Price	(7,995)	—	—	(7,995)

Totals	$2,377,541	$4,960	—	$2,382,501

AllianzGI Ultra Micro Cap:
Investments in Securities—Assets
Common Stock	$15,239,228	—	—	$15,239,228
Repurchase Agreements	—	$100,000	—	100,000

Totals	$15,239,228	$100,000	—	$15,339,228

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/19
AllianzGI Water:
Investments in Securities—Assets
Common Stock:
Austria	—	$8,770,695	—	$8,770,695
Brazil	—	22,120,266	—	22,120,266
China	—	15,121,535	—	15,121,535
Finland	—	2,536,027	—	2,536,027
France	—	63,072,251	—	63,072,251
Netherlands	—	11,293,547	—	11,293,547
Sweden	—	22,936,473	—	22,936,473
Switzerland	—	40,961,659	—	40,961,659
United Kingdom	$15,610,060	74,318,343	—	89,928,403
All Other	370,514,330	—	—	370,514,330
Repurchase Agreements	—	6,905,000	—	6,905,000

Totals	$386,124,390	$268,035,796	—	$654,160,186

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended December 31, 2019, was as follows:

	Beginning Balance 9/30/19	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 12/31/19
AllianzGI Best Styles Global Equity:
Investments in Securities—Assets
Common Stock:
China	$1,153	$—	$—	$—	$—	$(1,153)	$—	$—	$—	††
Greece	—	—	(1,069)	—	(386,601)	387,670	—	—	—
Thailand	1,829,586	—	(341,073)	—	7,758	35,346	—	—	1,531,617

Totals	$1,830,739	$—	$(342,142)	$—	$(378,843)	$421,863	$—	$—	$1,531,617

	Beginning Balance 9/30/19	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3**	Transfers out of Level 3	Ending Balance 12/31/19
AllianzGI Best Styles International Equity:
Investments in Securities—Assets
Common Stock:
Singapore	$12,112	$—	$—	$—	$—	$663	$9,758	$—	$22,533
Thailand	63,236	—	—	—	—	(2,797)	—	—	60,439

Totals	$75,348	$—	$—	$—	$—	$(2,134)	$9,758	$—	$82,972

	Beginning Balance 9/30/19	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 12/31/19
AllianzGI Convertible:
Investments in Securities—Assets
Convertible Bonds & Notes:
Diversified Financial Services	$3,857,048	$702,576	$—	$178	$—	$275,703	$—	$—	$4,835,505

	Beginning Balance 9/30/19	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 12/31/19
AllianzGI Emerging Markets Consumer:
Investments in Securities—Assets
Common Stock:
Philippines	$575	$—	$—	$—	$—	$14	$—	$—	$589
Thailand	2,327,954	—	(655,187)	—	24,685	(19,673)	—	—	1,677,779

Totals	$2,328,529	$—	$(655,187)	$—	$24,685	$(19,659)	$—	$—	$1,678,368

	Beginning Balance 9/30/19		Purchases		Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 12/31/19
AllianzGI Emerging Markets Small-Cap:
Investments in Securities—Assets
Common Stock:
Russian Federation	$36,894		$—		$(2,318)	$—	$107	$1,177	$—	$—	$35,860
Thailand	496,692		—		(131,138)	—	29,205	(27,267)	—	—	367,492
Preferred Stock:
Russian Federation	221,365		—		(142,069)	—	11,770	(8,827)	—	—	82,239

Totals	$754,951		$—		$(275,525)	$—	$41,082	$(34,917)	$—	$—	$485,591

	Beginning Balance 9/30/19		Purchases		Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3**	Transfers out of Level 3***	Ending Balance 12/31/19
AllianzGI Global Dynamic Allocation:
Investments in Securities—Assets
Common Stock:
China	$34		$—		$—	$—	$—	$(34)	$—	$—	$—
Greece	—	††	—		(273)	—	(98,895)	99,168	—	—	—
Taiwan	7,958		—		—	—	—	(2,735)	—	(5,223)	—
Thailand	410,024		—		(8,941)	—	7,286	(26,613)	30,414	—	412,170
Rights:
Morocco	—		119	†	—	—	—	—	—	—	119
Singapore	207		—		—	—	—	(207)	—	—	—

Totals	$418,223		$119		$(9,214)	$—	$(91,609)	$69,579	$30,414	$(5,223)	$412,289

	Beginning Balance 9/30/19		Purchases		Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 12/31/19
AllianzGI High Yield Bond:
Investments in Securities—Assets
Corporate Bonds & Notes:
Commercial Services	$126,445		$—		$(27,988)†	$—	$—	$(98,457)	$—	$—	$—
Diversified Financial Services	1,447,756		158,197	†	—	6,510	—	(319,804)	—	—	1,292,659
Media	3		—		—	—	—	—	—	—	3
Preferred Stock	6,148,346		—		—	—	—	13,360	—	—	6,161,706
Common Stock:
Aerospace & Defense	68,454		—		—	—	—	(13,670)	—	—	54,784
Banks	1		—		—	—	—	—	—	—	1
Media	7		—		—	—	—	—	—	—	7
Warrants:
Advertising	38,238		—		—	—	—	(7,406)	—	—	30,832
Media	1		—		—	—	—	—	—	—	1

Totals	$7,829,251		$158,197		$(27,988)	$6,510	$—	$(425,977)	$—	$—	$7,539,993

	Beginning Balance 9/30/19		Purchases		Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 12/31/19
AllianzGI International Small-Cap:
Investments in Securities—Assets
Common Stock:
Thailand	$494,789		$—		$—	$—	$—	$(89,704)	$—	$—	$405,085

	Beginning Balance 9/30/19	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 12/31/19
AllianzGI NFJ Emerging Markets Value:
Investments in Securities—Assets
Common Stock:
Russian Federation	$1,612,979	$175,198	$(413,083)	$—	$53,198	$185,490	$—	$—	$1,613,782
Rights:
Singapore	3,590	—	—	—	—	(3,590)	—	—	—

Totals	$1,616,569	$175,198	$(413,083)	$—	$53,198	$181,900	$—	$—	$1,613,782

	Beginning Balance 9/30/19	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 12/31/19
AllianzGI Short Duration High Income:
Investments in Securities—Assets
Corporate Bonds & Notes:
Coal	$—	$21,775,626	$—	$—	$—	$(18,684,134)	$—	$—	$3,091,492
Asset-Backed Securities	—	14,517,084	—	—	—	(12,456,092)	—	—	2,060,992

Totals	$—	$36,292,710	$—	$—	$—	$(31,140,226)	$—	$—	$5,152,484

The tables above may include Level 3 investments that are valued by brokers or independent pricing services.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at December 31, 2019:

	Ending Balance at 12/31/19	Valuation Technique Used	Unobservable Inputs	Input Values (Ranges)
AllianzGI High Yield Bond:
Investments in Securities—Assets
Corporate Bonds & Notes
Diversified Financial Services	$1,292,659	Market and Company Comparables	EV Multiples	1.75x (0.38x - 5.16x)
			Illiquidity Discount	20%
Preferred Stock	$6,161,706	Market and Company Comparables	EV Multiples	0.90x (0.30x - 1.53x)
			Illiquidity Discount	25%
Common Stock	$54,784	Market and Company Comparables	EV Multiples M&A Transaction Multiples	0.68x (0.36x - 0.83x) 0.91x (0.38x - 2.12x)
			Illiquidity Discount	40%
Warrants	$30,832	Market and Company Comparables	EV Multiples	6.42x (1.21x - 27.11x) 6.39x (1.26x - 19.85x)
		Black-Sholes Model	Expected Volatility	26.52%
			Implied Price	$52.24

The table above does not include Level 3 Investments that are valued by brokers or independent pricing services.

*

Other financial instruments are derivatives, such as futures contracts, swap agreements and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

**	Transferred out of Level 2 and into Level 3 due to an exchange traded closing price being unavailable or unreliable at December 31, 2019.
***	Transferred out of Level 3 and into Level 2 as a result of securities trading outside of the U.S. whose values were adjusted by the application of a modeling tool at December 31, 2019.
†	Issued or removed via corporate action.
††	Actual amount rounds to less than $1.

The net change in unrealized appreciation/depreciation of Level 3 investments which the following Funds held at December 31, 2019 was:

AllianzGI Best Styles Global Equity	$44,675
AllianzGI Best Styles International Equity	(2,117)
AllianzGI Convertible	275,703
AllianzGI Emerging Markets Consumer	20,734
AllianzGI Emerging Markets Small-Cap	3,619
AllianzGI Global Dynamic Allocation	(31,482)
AllianzGI High Yield Bond	(453,964)
AllianzGI International Small-Cap	(89,704)
AllianzGI NFJ Emerging Markets Value	243,218
AllianzGI Short Duration High Income	(31,140,226)

At December 31, 2019, the aggregate cost basis and the net unrealized appreciation (depreciation) of investments in securities and other financial instruments for federal income tax purposes were:

	Federal Tax Cost Basis(1)	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
AllianzGI Retirement 2020	$15,333,069	$123,607	$39,577	$84,030
AllianzGI Retirement 2025	20,121,429	173,855	42,582	131,273
AllianzGI Retirement 2030	28,445,723	278,347	54,295	224,052
AllianzGI Retirement 2035	22,631,391	367,774	62,710	305,064
AllianzGI Retirement 2040	25,576,458	620,032	67,957	552,075
AllianzGI Retirement 2045	15,345,608	462,323	57,314	405,009
AllianzGI Retirement 2050	22,943,409	675,175	109,865	565,310
AllianzGI Retirement 2055	11,678,165	320,269	61,403	258,866
AllianzGI Multi Asset Income	20,818,870	737,986	121,910	616,076
AllianzGI Global Allocation	309,722,060	12,508,657	3,569,653	8,939,004
AllianzGI Best Styles Global Equity	193,649,289	39,790,607	13,809,779	25,980,828
AllianzGI Best Styles International Equity	22,793,733	3,098,608	1,260,494	1,838,114
AllianzGI Best Styles U.S. Equity	39,146,309	9,031,996	622,825	8,409,171
AllianzGI Convertible	726,678,337	100,785,285	2,052,672	98,732,613
AllianzGI Core Bond	37,019,052	420,359	207,455	212,904
AllianzGI Core Plus Bond	63,750,543	744,351	398,796	345,555
AllianzGI Emerging Markets Consumer	34,361,214	8,479,973	556,726	7,923,247
AllianzGI Emerging Markets Small-Cap	6,714,834	1,688,697	306,131	1,382,566
AllianzGI Emerging Markets SRI Debt	18,653,844	824,971	218,121	606,850
AllianzGI Floating Rate Note	13,155,629	135,146	43,652	91,494
AllianzGI Global Dynamic Allocation	118,676,013	10,862,322	2,405,409	8,456,913
AllianzGI Global High Yield	23,344,167	914,270	151,310	762,960
AllianzGI Global Sustainability	152,988,199	16,735,448	464,362	16,271,086
AllianzGI Green Bond	34,321,439	507,612	335,286	172,326
AllianzGI High Yield Bond	119,523,303	5,300,476	10,101,978	(4,801,502)
AllianzGI International Small-Cap	80,167,692	19,525,013	2,905,562	16,619,451
AllianzGI Micro Cap	13,115,850	5,966,700	663,713	5,302,987
AllianzGI NFJ Emerging Markets Value	101,062,743	16,925,663	2,113,787	14,811,876
AllianzGI PerformanceFee Managed Futures Strategy	27,154,225	693,964	1,113,961	(419,997)
AllianzGI PerformanceFee Structured US Equity	88,557,632	11,099,732	323,471	10,776,261
AllianzGI PerformanceFee Structured US Fixed Income	8,915,054	302,746	323	302,423
AllianzGI Preferred Securities and Income	17,628,367	584,284	26,096	558,188
AllianzGI Short Duration High Income	1,562,768,627	19,071,021	44,366,287	(25,295,266)
AllianzGI Short Term Bond	13,090,288	153,760	31,328	122,432
AllianzGI Structured Return	575,640,227	57,579,642	19,516,352	38,063,290
AllianzGI U.S. Equity Hedged	1,807,711	622,065	47,275	574,790
AllianzGI Ultra Micro Cap	10,378,942	5,498,804	538,518	4,960,286
AllianzGI Water	474,411,937	187,305,352	7,557,103	179,748,249

(1)	Differences, if any, between book and tax cost basis were attributable to wash sale loss deferrals and the differing treatment of bond premium amortization.